As filed with the SEC on September 27, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04556
TRANSAMERICA FUNDS
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: October 31
Date of reporting period: May 1, 2011— July 31, 2011

Item 1. Schedule of Investments.
The unaudited Schedules of Investment of Registrant as of July 31, 2011 are attached.

Transamerica AEGON Flexible Income
(formerly, Transamerica Flexible Income)
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.5%
U.S. Treasury Bond
2.63%, 11/15/2020		$4,575	$4,537
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		2,209	2,739
U.S. Treasury Note
1.25%, 09/30/2015		475	480
2.13%, 02/29/2016		6,150	6,408

Total U.S. Government Obligations (cost $13,174)			14,164

U.S. GOVERNMENT AGENCY OBLIGATION - 0.6%
Freddie Mac, IO
5.00%, 08/01/2035		7,428	1,514
Total U.S. Government Agency Obligation (cost $1,858)
FOREIGN GOVERNMENT OBLIGATIONS - 4.5%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD	2,500	2,730
Republic of Chile
5.50%, 08/05/2020	CLP	994,500	2,252
Republic of The Philippines
4.95%, 01/15/2021 Λ	PHP	90,000	2,117
United Mexican States
7.00%, 06/19/2014	MXN	18,000	1,602
7.50%, 06/21/2012	MXN	35,000	3,056

Total Foreign Government Obligations (cost $10,575)			11,757

MORTGAGE-BACKED SECURITIES - 7.9%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *		$1,785	1,813
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A		1,950	2,085
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.48%, 05/26/2037 - 144A *		280	283
Series 2009-RR6, Class 2A1
5.22%, 08/26/2035 - 144A *		1,108	1,034
Series 2009-RR10, Class 2A1
3.03%, 08/26/2035 - 144A *		780	766
Series 2009-RR14, Class 1A1
5.95%, 05/26/2037 - 144A *		1,516	1,557
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *		1,529	1,582
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A *		1,140	1,134
Cresi Finance, LP
Series 2006-A, Class C
0.79%, 03/25/2017 - 144A *		1,322	1,110
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.13%, 12/26/2037 - 144A *		460	450
Series 2009-R7, Class 1A1
5.41%, 02/26/2036 - 144A *		794	796
Series 2009-R7, Class 4A1
2.97%, 09/26/2034 - 144A *		845	816
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		371	369
Series 2009-R7, Class 12A1
5.18%, 08/26/2036 - 144A *		432	432
Series 2009-R7, Class 16A1
5.46%, 12/26/2036 - 144A *		28	28
Series 2009-R9, Class 1A1
4.37%, 08/26/2046 - 144A *		734	730
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LD11, Class ASB
5.82%, 06/15/2049 *		1,180	1,258
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.60%, 01/27/2047 - 144A *		777	786
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A		1,261	1,266
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033		1,413	1,429
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *		409	413
Series 2003-L, Class 1A2
4.50%, 11/25/2033 *		290	295

Total Mortgage-Backed Securities (cost $19,877)			20,432

ASSET-BACKED SECURITIES - 3.8%
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020		1,048	1,090
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015		1,602	1,637
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A		2,060	2,351
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G2
6.26%, 11/20/2021		2,510	2,519
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016		2,091	2,355

Total Asset-Backed Securities (cost $9,593)			9,952

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §		1,545	1,587
State of California
7.95%, 03/01/2036		1,820	2,082

Total Municipal Government Obligations (cost $3,367)			3,669

PREFERRED CORPORATE DEBT SECURITIES - 5.7%
Commercial Banks - 2.8%
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž Λ		2,500	2,656
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž		1,695	2,165

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Flexible Income
(formerly, Transamerica Flexible Income)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value
Commercial Banks (continued)
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž		$2,400	$2,571
Diversified Financial Services - 1.9%
JPMorgan Chase Capital XXV — Series Y
6.80%, 10/01/2037		1,500	1,521
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A *		3,300	3,349
Insurance - 1.0%
Reinsurance Group of America, Inc. — Series A
6.75%, 12/15/2065 *		2,760	2,681

Total Preferred Corporate Debt Securities (cost $13,877)			14,943

CORPORATE DEBT SECURITIES - 61.4%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL	2,200	1,507
Beverages & More, Inc.
9.63%, 10/01/2014 - 144A		$1,635	1,717
Building Products - 0.3%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A		840	899
Capital Markets - 1.5%
BP Capital Markets PLC
4.74%, 03/11/2021		1,330	1,445
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A		2,375	2,408
Commercial Banks - 5.3%
Barclays Bank PLC
7.38%, 06/29/2049		1,298	1,304
10.18%, 06/12/2021 - 144A		1,480	1,835
BBVA Bancomer SA
7.25%, 04/22/2020 - 144A Λ		1,400	1,489
CIT Group, Inc.
7.00%, 05/01/2014 Λ		878	885
M&I Marshall & IIsley Bank
4.85%, 06/16/2015		1,245	1,362
5.00%, 01/17/2017		2,050	2,236
Regions Bank
7.50%, 05/15/2018 Λ		2,560	2,678
Zions Bancorporation
7.75%, 09/23/2014		2,500	2,755
Commercial Services & Supplies - 0.6%
Steelcase, Inc.
6.38%, 02/15/2021		1,385	1,477
Consumer Finance - 1.0%
Block Financial LLC
5.13%, 10/30/2014 Λ		1,300	1,363
Springleaf Finance Corp.
6.90%, 12/15/2017		1,280	1,198
Containers & Packaging - 1.1%
Graphic Packaging International, Inc.
9.50%, 06/15/2017		2,625	2,907
Distributors - 0.3%
Edgen Murray Corp.
12.25%, 01/15/2015 Λ		805	817
Diversified Financial Services - 15.7%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A		2,700	2,818
Bank of America Corp.
3.75%, 07/12/2016		2,065	2,073
Cemex Finance LLC
9.50%, 12/14/2016 - 144A		2,555	2,472
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A		1,245	1,307
Glencore Funding LLC
6.00%, 04/15/2014 - 144A		2,000	2,156
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A		2,295	2,417
International Lease Finance Corp.
6.25%, 05/15/2019		2,560	2,555
6.50%, 09/01/2014 - 144A Λ		2,360	2,502
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A		2,500	2,080
Marina District Finance Co., Inc.
9.50%, 10/15/2015 Λ		1,955	2,043
9.88%, 08/15/2018 Λ		65	66
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A		1,950	2,038
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A		1,037	1,057
Reynolds Group Issuer, Inc.
9.88%, 08/15/2019 - 144A		1,100	1,107
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019		1,000	1,363
Selkirk Cogen Funding Corp. — Series A
8.98%, 06/26/2012		1,188	1,221
Stone Street Trust
5.90%, 12/15/2015 - 144A		2,450	2,600
TNK-BP Finance SA
7.50%, 03/13/2013 - 144A		1,345	1,466
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A		2,615	2,672
WCP Wireless Site Funding LLC
6.83%, 11/15/2015 - 144A		2,570	2,648
WM Finance Corp.
9.50%, 06/15/2016 - 144A		1,285	1,364
Diversified Telecommunication Services - 1.9%
EH Holding Corp.
6.50%, 06/15/2019 - 144A		400	412
7.63%, 06/15/2021 - 144A Λ		130	134
Sprint Capital Corp.
8.38%, 03/15/2012		1,300	1,349
West Corp.
7.88%, 01/15/2019 - 144A		320	319
Windstream Corp.
8.63%, 08/01/2016 Λ		2,555	2,669
Electric Utilities - 0.9%
Intergen NV
9.00%, 06/30/2017 - 144A		2,075	2,189
Electrical Equipment - 1.1%
Polypore International, Inc.
7.50%, 11/15/2017		2,560	2,720

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Flexible Income
(formerly, Transamerica Flexible Income)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
Electronic Equipment & Instruments - 0.9%
Anixter, Inc.
5.95%, 03/01/2015	$2,300	$2,343
Energy Equipment & Services - 1.0%
Enterprise Products Operating LLC — Series A
8.38%, 08/01/2066 *	1,150	1,251
Weatherford International, Ltd.
9.63%, 03/01/2019	945	1,265
Food & Staples Retailing - 1.7%
Ingles Markets, Inc.
8.88%, 05/15/2017 Λ	2,140	2,300
Stater Bros Holdings, Inc.
7.38%, 11/15/2018 - 144A Λ	65	68
SUPERVALU, Inc.
7.50%, 11/15/2014 Λ	1,900	1,936
Food Products - 1.5%
Arcor SAIC
7.25%, 11/09/2017 - 144A Λ	1,285	1,372
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A Λ	1,279	1,330
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	1,200	1,296
Health Care Providers & Services - 0.8%
Community Health Systems, Inc.
8.88%, 07/15/2015 Λ	1,900	1,964
Hotels, Restaurants & Leisure - 1.7%
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	1,075	1,239
GWR Operating Partnership LLP
10.88%, 04/01/2017	1,500	1,631
MGM Resorts International
6.75%, 09/01/2012 Λ	1,600	1,628
Station Casinos, Inc.
6.88%, 03/01/2016 Џ ‡ §	700	♦
Household Durables - 0.7%
Lennar Corp.
12.25%, 06/01/2017 Λ	550	674
Sealy Mattress Co.
8.25%, 06/15/2014 Λ	1,125	1,130
Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc.
7.63%, 05/15/2019 - 144A Λ	640	640
7.88%, 05/15/2021 - 144A Λ	1,280	1,290
Insurance - 3.6%
American Financial Group, Inc.
9.88%, 06/15/2019	1,100	1,394
Chubb Corp.
6.38%, 03/29/2067 *	2,300	2,375
Fidelity National Financial, Inc.
6.60%, 05/15/2017	2,580	2,789
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,515	1,556
Oil Insurance, Ltd.
3.23%, 08/11/2011 - 144A * Ž	1,245	1,148
IT Services - 0.8%
Cardtronics, Inc.
8.25%, 09/01/2018	1,890	2,003
Machinery - 0.7%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,855	1,883
Media - 0.4%
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	1,010	1,026
Metals & Mining - 1.1%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	890	1,196
FMG Resources Property, Ltd.
7.00%, 11/01/2015 - 144A	160	166
Thompson Creek Metals Co., Inc.
7.38%, 06/01/2018 - 144A	1,465	1,452
Multi-Utilities - 0.8%
Black Hills Corp.
5.88%, 07/15/2020	1,200	1,297
9.00%, 05/15/2014	690	802
Oil, Gas & Consumable Fuels - 3.8%
Berry Petroleum Co.
10.25%, 06/01/2014	1,575	1,799
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A	1,350	1,299
Energy Transfer Equity, LP
7.50%, 10/15/2020	320	342
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	1,280	1,403
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,050	1,221
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	876	1,069
Petroleum Development Corp.
12.00%, 02/15/2018	1,000	1,115
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	1,545	1,816
Paper & Forest Products - 1.6%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ω	3,240	2,933
Exopack Holding Corp.
10.00%, 06/01/2018 - 144A	1,280	1,286
Real Estate Investment Trusts - 2.0%
Entertainment Properties Trust
7.75%, 07/15/2020	2,335	2,615
Kilroy Realty, LP
6.63%, 06/01/2020 Λ	2,440	2,687
Semiconductors & Semiconductor Equipment - 0.2%
Sensata Technologies BV
6.50%, 05/15/2019 - 144A	575	581
Software - 0.2%
First Data Corp.
7.38%, 06/15/2019 - 144A	630	635
Specialty Retail - 1.0%
Michaels Stores, Inc.
11.38%, 11/01/2016 Λ	1,200	1,283
Sally Holdings LLC
9.25%, 11/15/2014	1,250	1,303
Tobacco - 0.8%
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,635	1,964
Transportation Infrastructure - 0.8%
Martin Midstream Partners LP
8.88%, 04/01/2018	1,900	1,995

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Flexible Income
(formerly, Transamerica Flexible Income)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Wireless Telecommunication Services - 3.7%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	$2,350	$2,425
6.11%, 01/15/2020 - 144A	2,300	2,568
Nextel Communications, Inc. — Series D
7.38%, 08/01/2015	2,200	2,200
SBA Tower Trust
5.10%, 04/15/2017 - 144A	2,365	2,454

Total Corporate Debt Securities (cost $150,388)		159,536

CONVERTIBLE BOND - 0.4%
Automobiles - 0.4%
Ford Motor Co.
4.25%, 11/15/2016	730	1,142
Total Convertible Bond (cost $730)
	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.8%
Diversified Financial Services - 0.8%
Vale Capital II 6.75%	22,000	2,077
Total Convertible Preferred Stock (cost $1,657)
PREFERRED STOCKS - 1.8%
Commercial Banks - 0.3%
BB&T Capital Trust VI 9.60% Λ	34,000	894
Consumer Finance - 0.8%
Ally Financial, Inc. 8.50% * Λ	75,200	1,851
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. 9.08% 144A	1,661	1,937

Total Preferred Stocks (cost $4,883)		4,682

COMMON STOCKS - 1.6%
Auto Components - 0.6%
Johnson Controls, Inc. Λ	40,000	1,478
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc. Λ	75,000	2,647

Total Common Stocks (cost $3,514)		4,125

WARRANT - 1.0%
Commercial Banks - 1.0%
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $34.01	278,210	2,526
Total Warrant (cost $2,192)

SECURITIES LENDING COLLATERAL - 10.6%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.25% ▲	27,440,973	27,441
Total Securities Lending Collateral (cost $27,441)
	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $6,599 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, with a value of $6,733.	$6,599	6,599
Total Repurchase Agreement (cost $6,599)

Total Investment Securities (cost $269,725) #		284,559
Other Assets and Liabilities — Net		(24,677)

Net Assets		$259,882

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $26,800.

*	Floating or variable rate note. Rate is listed as of 07/29/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

♦	Value rounds to less than $1.

▲	Rate shown reflects the yield at 07/29/2011.

‡	Non-income producing security.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

§	Illiquid. These securities aggregated to $1,587, or 0.61%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $269,725. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,911 and $2,077, respectively. Net unrealized appreciation for tax purposes is $14,834.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $102,367, or 39.39%, of the fund’s net assets.
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
IO	Interest Only
MXN	Mexican Peso
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
PHP	Philippines Peso
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Flexible Income
(formerly, Transamerica Flexible Income)
SCHEDULE OF INVESTMENTS (continued)
 At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Asset-Backed Securities	$—	$9,952	$—	$9,952
Common Stocks	4,125	—	—	4,125
Convertible Bond	—	1,142	—	1,142
Convertible Preferred Stock	2,077	—	—	2,077
Corporate Debt Securities	—	159,536	—	159,536
Foreign Government Obligations	—	11,757	—	11,757
Mortgage-Backed Securities	—	20,432	—	20,432
Municipal Government Obligations	—	3,669	—	3,669
Preferred Corporate Debt Securities	—	14,943	—	14,943
Preferred Stocks	4,682	—	—	4,682
Repurchase Agreement	—	6,599	—	6,599
Securities Lending Collateral	27,441	—	—	27,441
U.S. Government Agency Obligation	—	1,514	—	1,514
U.S. Government Obligations	—	14,164	—	14,164
Warrant	2,526	—	—	2,526

Total	$40,851	$243,708	$—	$284,559

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITIES - 1.6%
Diversified Financial Services - 0.9%
Bank of America Corp. — Series K
8.00%, 01/30/2018 * Ž	$4,465	$4,598
JPMorgan Chase & Co. — Series 1
7.90%, 04/30/2018 * Ž	2,250	2,412
Insurance - 0.7%
Lincoln National Corp.
7.00%, 05/17/2066 *	5,650	5,707

Total Preferred Corporate Debt Securities (cost $10,307)		12,717

CORPORATE DEBT SECURITIES - 90.8%
Aerospace & Defense - 2.2%
BE Aerospace, Inc.
8.50%, 07/01/2018	4,200	4,636
Bombardier, Inc.
7.50%, 03/15/2018 - 144A	450	504
7.75%, 03/15/2020 - 144A	1,300	1,463
Ducommun, Inc.
9.75%, 07/15/2018 - 144A	2,400	2,466
Hexcel Corp.
6.75%, 02/01/2015 Λ	2,076	2,120
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	2,120	2,162
7.50%, 10/01/2017	2,795	2,977
Triumph Group, Inc.
8.63%, 07/15/2018	1,500	1,646
Airlines - 0.2%
U.S. Airways Pass-Through Trust — Series 2010-1
6.25%, 04/22/2023 Λ	2,000	1,920
Auto Components - 0.2%
Lear Corp.
7.88%, 03/15/2018	1,180	1,273
8.13%, 03/15/2020	440	482
Automobiles - 0.9%
Chrysler Group LLC
8.00%, 06/15/2019 - 144A Λ	3,010	2,912
8.25%, 06/15/2021 - 144A Λ	2,900	2,842
General Motors Corp. (Escrow Shares)
7.20%, 01/15/2049	2,825	60
Jaguar Land Rover PLC
7.75%, 05/15/2018 - 144A Λ	650	660
8.13%, 05/15/2021 - 144A Λ	880	891
Beverages - 1.6%
Constellation Brands, Inc.
7.25%, 09/01/2016 - 05/15/2017	7,550	8,307
Cott Beverages, Inc.
8.13%, 09/01/2018	1,145	1,212
8.38%, 11/15/2017	3,270	3,466
Building Products - 3.0%
Dynacast International LLC
9.25%, 07/15/2019 - 144A	4,200	4,300
Euramax International, Inc.
9.50%, 04/01/2016 - 144A	3,085	2,869
Masco Corp.
7.75%, 08/01/2029	6,700	6,819
Ply Gem Industries, Inc.
8.25%, 02/15/2018 - 144A Λ	10,647	10,167

Chemicals - 1.5%
Huntsman International LLC
5.50%, 06/30/2016 Λ	2,575	2,549
8.63%, 03/15/2020 Λ	1,150	1,279
Lyondell Chemical Co.
8.00%, 11/01/2017 - 144A Λ	1,279	1,445
Nova Chemicals Corp.
3.54%, 11/15/2013 * Λ	3,150	3,134
8.38%, 11/01/2016 Λ	3,450	3,831
Commercial Banks - 1.8%
CIT Group, Inc.
7.00%, 05/04/2015 - 05/02/2016 - 144A	6,718	6,734
7.00%, 05/02/2017 - 144A Λ	7,675	7,695
7.00%, 05/01/2015 - 05/01/2017	1	1
Commercial Services & Supplies - 2.2%
Aramark Corp.
8.50%, 02/01/2015 Λ	1,450	1,508
Aramark Holdings Corp.
8.63%, 05/01/2016 - 144A ΏΛ	770	793
Ceridian Corp.
11.25%, 11/15/2015 Λ	2,930	2,974
12.25%, 11/15/2015 Ώ	4,321	4,451
EnergySolutions, Inc.
10.75%, 08/15/2018	415	439
International Lease Finance Corp.
8.63%, 09/15/2015	4,625	5,099
Koppers, Inc.
7.88%, 12/01/2019	2,495	2,670
Computers & Peripherals - 1.4%
Seagate HDD Cayman
6.88%, 05/01/2020	3,470	3,478
7.00%, 11/01/2021 - 144A Λ	2,100	2,121
7.75%, 12/15/2018 - 144A	3,150	3,308
Seagate Technology HDD Holdings, Inc.
6.80%, 10/01/2016	2,270	2,406
Construction Materials - 0.8%
Vulcan Materials Co.
7.00%, 06/15/2018 Λ	6,700	6,667
Consumer Finance - 2.5%
Ally Financial, Inc.
6.75%, 12/01/2014	3,740	3,927
8.00%, 03/15/2020	4,350	4,660
Springleaf Finance Corp.
6.90%, 12/15/2017 Λ	13,000	12,171
Containers & Packaging - 1.6%
Ball Corp.
6.63%, 03/15/2018	1,500	1,547
6.75%, 09/15/2020 Λ	1,150	1,231
Cascades, Inc.
7.75%, 12/15/2017	2,305	2,385
7.88%, 01/15/2020	750	773
Graphic Packaging International, Inc.
7.88%, 10/01/2018 Λ	2,400	2,603
9.50%, 06/15/2017	1,300	1,440
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A Λ	3,420	3,522

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
Diversified Consumer Services - 1.7%
Ford Holdings LLC
9.30%, 03/01/2030 Λ	$5,225	$6,645
Service Corp., International
6.75%, 04/01/2015	640	686
6.75%, 04/01/2016 Λ	5,000	5,400
7.00%, 06/15/2017 Λ	1,065	1,156
Diversified Financial Services - 4.2%
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	1,950	1,961
5.88%, 08/02/2021	4,725	4,787
7.00%, 04/15/2015	4,000	4,380
International Lease Finance Corp.
8.25%, 12/15/2020 Λ	2,925	3,254
Nuveen Investments, Inc.
5.50%, 09/15/2015 Λ	385	344
10.50%, 11/15/2015 Λ	6,860	7,151
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A Λ	300	288
7.13%, 04/15/2019 - 144A	1,800	1,751
7.88%, 08/15/2019 - 144A	1,150	1,163
8.25%, 02/15/2021 - 144A	320	295
9.00%, 04/15/2019 - 144A	5,175	5,149
9.88%, 08/15/2019 - 144A	1,300	1,308
WM Finance Corp.
11.50%, 10/01/2018 - 144A Λ	3,120	3,128
Diversified Telecommunication Services - 5.6%
Cincinnati Bell, Inc.
8.38%, 10/15/2020 Λ	3,980	4,020
8.75%, 03/15/2018 Λ	1,000	958
EH Holding Corp.
6.50%, 06/15/2019 - 144A Λ	1,200	1,235
7.63%, 06/15/2021 - 144A Λ	400	412
Frontier Communications Corp.
9.00%, 08/15/2031	5,985	6,187
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 144A	2,300	2,329
7.50%, 04/01/2021 - 144A Λ	1,500	1,523
Intelsat Luxembourg SA
11.50%, 02/04/2017 - 144A Ώ	3,500	3,763
Level 3 Communications, Inc.
11.88%, 02/01/2019 - 144A	1,250	1,369
Level 3 Escrow, Inc.
8.13%, 07/01/2019 - 144A Λ	2,950	2,972
PAETEC Holding Corp.
8.88%, 06/30/2017	2,000	2,150
Sprint Capital Corp.
8.75%, 03/15/2032	7,275	7,874
Windstream Corp.
7.50%, 04/01/2023	8,200	8,332
8.63%, 08/01/2016	2,000	2,090
Electric Utilities - 5.0%
AES Red Oak LLC — Series B
9.20%, 11/30/2029	4,865	4,962
Dynegy Holdings, Inc.
7.50%, 06/01/2015 Λ	4,800	3,480
7.75%, 06/01/2019 Λ	9,915	6,742
Elwood Energy LLC
8.16%, 07/05/2026	5,876	5,906
Homer City Funding LLC
8.14%, 10/01/2019	3,226	2,968
8.73%, 10/01/2026	7,595	6,959
Intergen NV
9.00%, 06/30/2017 - 144A	7,025	7,411
LSP Energy, LP
7.16%, 01/15/2014	1,666	1,501
8.16%, 07/15/2025	750	542
Energy Equipment & Services - 0.1%
Precision Drilling Corp.
6.50%, 12/15/2021 - 144A	1,000	1,020
Food & Staples Retailing - 1.3%
Rite Aid Corp.
7.50%, 03/01/2017 Λ	2,000	2,040
9.38%, 12/15/2015	1,100	1,042
10.38%, 07/15/2016 Λ	2,625	2,822
SUPERVALU, Inc.
7.50%, 11/15/2014 Λ	1,600	1,630
8.00%, 05/01/2016 Λ	2,880	2,988
Food Products - 2.0%
Del Monte Foods Co.
7.63%, 02/15/2019 - 144A Λ	2,500	2,572
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A Λ	5,370	5,685
Harmony Foods Corp.
10.00%, 05/01/2016 - 144A	638	644
Pilgrim’s Pride Corp.
7.88%, 12/15/2018 - 144A Λ	1,400	1,246
Simmons Foods, Inc.
10.50%, 11/01/2017 - 144A	3,200	3,368
Tyson Foods, Inc.
7.00%, 05/01/2018	2,400	2,568
8.25%, 10/01/2011	700	702
Gas Utilities - 0.1%
Star Gas Partner, LP
8.88%, 12/01/2017	575	599
Health Care Providers & Services - 4.7%
Community Health Systems, Inc.
8.88%, 07/15/2015 Λ	5,750	5,944
GCB U.S. Oncology, Inc. (Escrow Shares)
08/15/2017	4,970	87
HCA, Inc.
6.38%, 01/15/2015	4,000	4,080
6.50%, 02/15/2020	2,200	2,233
7.50%, 02/15/2022	2,200	2,233
9.25%, 11/15/2016	8,975	9,575
Healthsouth Corp.
7.25%, 10/01/2018 Λ	1,165	1,220
7.75%, 09/15/2022	5,100	5,432
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 Λ	7,060	7,210
Hotels, Restaurants & Leisure - 8.0%
Ameristar Casinos, Inc.
7.50%, 04/15/2021 - 144A Λ	5,075	5,278
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 Λ	4,225	3,781
12.75%, 04/15/2018 Λ	7,300	7,301
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	5,500	6,338
GWR Operating Partnership LLP
10.88%, 04/01/2017	5,465	5,943

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
Hotels, Restaurants & Leisure (continued)
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 - 144A ‡ Џ	$6,600	$363
MGM Resorts International
7.50%, 06/01/2016 Λ	2,625	2,559
10.00%, 11/01/2016 - 144A Λ	3,775	4,072
10.38%, 05/15/2014	500	571
11.38%, 03/01/2018 Λ	4,300	4,988
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	3,000	3,206
7.25%, 06/15/2016 Λ	1,300	1,401
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	2,000	2,070
Sheraton Holding Corp.
7.38%, 11/15/2015 Λ	1,400	1,596
Starwood Hotels & Resorts Worldwide, Inc.
7.15%, 12/01/2019	2,500	2,806
WMG Acquisition Corp.
9.50%, 06/15/2016	7,925	8,411
Wynn Las Vegas LLC
7.75%, 08/15/2020 Λ	3,572	3,947
Household Durables - 3.6%
Beazer Homes USA, Inc.
12.00%, 10/15/2017	4,225	4,657
Jarden Corp.
7.50%, 05/01/2017 Λ	3,390	3,547
7.50%, 01/15/2020	1,710	1,796
K. Hovnanian Enterprises, Inc.
8.63%, 01/15/2017 Λ	1,525	896
10.63%, 10/15/2016 Λ	3,000	2,783
11.88%, 10/15/2015	620	398
KB Home
9.10%, 09/15/2017 Λ	7,050	7,014
Meritage Homes Corp.
6.25%, 03/15/2015	1,180	1,173
7.15%, 04/15/2020 Λ	4,025	3,975
Standard Pacific Corp.
8.38%, 05/15/2018 Λ	675	680
8.38%, 01/15/2021	2,725	2,718
Independent Power Producers & Energy Traders - 3.1%
Calpine Corp.
7.25%, 10/15/2017 - 144A Λ	2,000	2,050
7.50%, 02/15/2021 - 144A	1,725	1,785
7.88%, 07/31/2020 - 144A Λ	3,475	3,666
7.88%, 01/15/2023 - 144A Λ	2,900	3,045
Edison Mission Energy
7.20%, 05/15/2019	3,650	2,747
NRG Energy, Inc.
7.63%, 01/15/2018 - 05/15/2019 - 144A	5,700	5,766
7.88%, 05/15/2021 - 144A Λ	4,250	4,282
8.25%, 09/01/2020 Λ	1,900	1,957
Insurance - 0.9%
Genworth Financial, Inc.
6.15%, 11/15/2066 *	2,000	1,310
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	4,400	5,819
IT Services - 1.4%
SunGard Data Systems, Inc.
7.38%, 11/15/2018	4,125	4,186
7.63%, 11/15/2020 Λ	2,675	2,722
10.25%, 08/15/2015 Λ	3,163	3,281

Unisys Corp.
12.50%, 01/15/2016 Λ	1,250	1,369
12.75%, 10/15/2014 - 144A	699	811
Leisure Equipment & Products - 0.1%
Icon Health & Fitness
11.88%, 10/15/2016 - 144A	600	618
Machinery - 0.6%
Case New Holland, Inc.
7.88%, 12/01/2017 - 144A	950	1,076
Navistar International Corp.
8.25%, 11/01/2021 Λ	3,610	3,926
Media - 5.8%
AMC Networks, Inc.
7.75%, 07/15/2021 - 144A	2,300	2,421
CCO Holdings LLC
6.50%, 04/30/2021 Λ	3,500	3,491
7.00%, 01/15/2019	3,775	3,926
7.25%, 10/30/2017 Λ	1,750	1,846
7.88%, 04/30/2018 Λ	1,450	1,559
Cengage Learning Acquisitions, Inc.
13.25%, 07/15/2015 - 144A Λ	395	332
Cequel Communications Holdings I LLC and
Cequel Capital Corp.
8.63%, 11/15/2017 - 144A	1,800	1,915
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017	475	517
Clear Channel Worldwide Holdings, Inc. -
Series B
9.25%, 12/15/2017	5,075	5,543
CSC Holdings LLC
7.63%, 07/15/2018 Λ	3,650	3,979
8.50%, 06/15/2015	2,925	3,159
DISH DBS Corp.
6.75%, 06/01/2021 - 144A Λ	1,800	1,859
7.13%, 02/01/2016	1,000	1,068
7.75%, 05/31/2015	4,880	5,337
7.88%, 09/01/2019	1,700	1,868
Univision Communications, Inc.
7.88%, 11/01/2020 - 144A	4,525	4,665
8.50%, 05/15/2021 - 144A Λ	2,850	2,822
Metals & Mining - 1.4%
Steel Dynamics, Inc.
7.38%, 11/01/2012	3,000	3,169
SunCoke Energy, Inc.
7.63%, 08/01/2019 - 144A	1,200	1,230
Thompson Creek Metals Co., Inc.
7.38%, 06/01/2018 - 144A	585	580
U.S. Steel Corp.
6.65%, 06/01/2037 Λ	4,125	3,609
7.00%, 02/01/2018 Λ	2,535	2,548
Multiline Retail - 1.6%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014 Λ	7,775	7,755
JC Penney Corp., Inc.
7.13%, 11/15/2023 Λ	1,575	1,634
7.40%, 04/01/2037	3,750	3,638
Multi-Utilities - 0.4%
Puget Energy, Inc.
6.00%, 09/01/2021 - 144A	3,450	3,507

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS (continued)
 At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels - 8.7%
Arch Coal, Inc.
7.00%, 06/15/2019 - 144A Λ	$670	$702
7.25%, 06/15/2021 - 144A	1,115	1,171
8.75%, 08/01/2016	1,400	1,554
Chesapeake Energy Corp.
6.13%, 02/15/2021	1,450	1,515
6.63%, 08/15/2020 Λ	2,550	2,754
7.63%, 07/15/2013	100	109
9.50%, 02/15/2015	3,400	3,995
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A	4,000	3,850
Consol Energy, Inc.
6.38%, 03/01/2021 - 144A	540	545
8.00%, 04/01/2017	750	827
8.25%, 04/01/2020	2,000	2,225
Continental Resources, Inc.
7.13%, 04/01/2021	1,600	1,712
8.25%, 10/01/2019	1,840	2,024
El Paso Corp.
6.88%, 06/15/2014	1,415	1,581
7.25%, 06/01/2018	5,475	6,350
Energy Transfer Equity, LP
7.50%, 10/15/2020	6,350	6,794
GMX Resources, Inc.
11.38%, 02/15/2019 - 144A	2,450	2,334
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016 Λ	3,560	3,738
Linn Energy LLC
6.50%, 05/15/2019 - 144A	1,500	1,498
7.75%, 02/01/2021 - 144A	2,740	2,918
8.63%, 04/15/2020	2,340	2,592
Newfield Exploration Co.
6.63%, 09/01/2014	2,175	2,208
6.88%, 02/01/2020 Λ	1,175	1,266
7.13%, 05/15/2018	295	316
Pioneer Natural Resources Co.
6.65%, 03/15/2017	5,400	5,945
Plains Exploration & Production Co.
7.00%, 03/15/2017	1,960	2,048
7.75%, 06/15/2015	3,000	3,113
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015 Λ	4,578	5,127
Paper & Forest Products - 0.8%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ώ	1,040	942
Smurfit Kappa Funding PLC
7.75%, 04/01/2015	1,000	1,020
Westvaco Corp.
8.20%, 01/15/2030	3,800	4,260
Pharmaceuticals - 1.0%
Mylan, Inc.
7.63%, 07/15/2017 - 144A	1,000	1,098
7.88%, 07/15/2020 - 144A	2,300	2,552
Valeant Pharmaceuticals International, Inc.
6.75%, 10/01/2017 - 144A	600	587
6.75%, 08/15/2021 - 144A Λ	1,600	1,512
6.88%, 12/01/2018 - 144A	1,800	1,746
7.00%, 10/01/2020 - 144A	900	869
Real Estate Investment Trusts - 1.6%
Host Hotels & Resorts, LP
5.88%, 06/15/2019 - 144A Λ	1,500	1,517
6.00%, 11/01/2020 Λ	2,480	2,539
9.00%, 05/15/2017 Λ	450	505
Host Hotels & Resorts, LP - Series Q
6.75%, 06/01/2016 Λ	1,150	1,186
Weyerhaeuser Co.
7.38%, 03/15/2032 Λ	6,500	6,987
Road & Rail - 0.7%
Hertz Corp.
6.75%, 04/15/2019 - 144A	2,000	2,000
7.50%, 10/15/2018 - 144A Λ	2,500	2,581
8.88%, 01/01/2014 Λ	785	806
Semiconductors & Semiconductor Equipment - 1.5%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A	1,925	2,098
NXP BV
9.75%, 08/01/2018 - 144A	7,925	8,896
Sensata Technologies BV
6.50%, 05/15/2019 - 144A	850	859
Software - 1.1%
First Data Corp.
8.25%, 01/15/2021 - 144A Λ	2,876	2,818
12.63%, 01/15/2021 - 144A Λ	5,551	5,885
Specialty Retail - 0.8%
Academy, Ltd.
9.25%, 08/01/2019 - 144A	1,040	1,056
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	935	771
Claire’s Stores, Inc.
8.88%, 03/15/2019 - 144A	4,390	4,127
9.63%, 06/01/2015 Ώ	853	827
Textiles, Apparel & Luxury Goods - 1.3%
Jones Group, Inc.
6.13%, 11/15/2034 Λ	6,720	5,073
Levi Strauss & Co.
8.88%, 04/01/2016 Λ	4,200	4,389
PVH Corp.
7.38%, 05/15/2020 Λ	1,000	1,078
Wireless Telecommunication Services - 1.8%
Cricket Communications, Inc.
7.75%, 10/15/2020 - 144A	3,700	3,663
7.75%, 05/15/2016 Λ	2,190	2,335
Nextel Communications, Inc. - Series D
7.38%, 08/01/2015	3,025	3,025
Nextel Communications, Inc. - Series E
6.88%, 10/31/2013	3,000	3,013
Sprint Nextel Corp.
9.25%, 04/15/2022	2,750	2,943

Total Corporate Debt Securities (cost $715,378)		739,501

	Shares	Value
PREFERRED STOCKS - 1.3%
Consumer Finance - 1.0%
Ally Financial, Inc. 7.00% - 144A	3,053	2,774
Ally Financial, Inc. 8.50% * Λ	246,000	6,057
Diversified Financial Services - 0.3%
GMAC Capital Trust I 8.13% *	80,500	2,062

Total Preferred Stocks (cost $9,582)		10,893

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 0.5%
Automobiles - 0.0% ∞
General Motors Co. ‡	11,334	$314
Commercial Banks - 0.3%
CIT Group, Inc. ‡	68,248	2,712
IT Services - 0.2%
Unisys Corp. ‡ Λ	61,972	1,287

Total Common Stocks (cost $3,482)		4,313

WARRANTS - 0.0% ∞
Automobiles - 0.0% ∞
General Motors Co. ‡ Λ
Expiration: 07/10/2016
Exercise Price: $10.00	10,304	193
General Motors Co. ‡ Λ
Expiration: 07/10/2019
Exercise Price: $18.33	10,304	140

Total Warrants (cost $552)		333

SECURITIES LENDING COLLATERAL - 21.3%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.25% ▲	173,578,316	173,578
Total Securities Lending Collateral (cost $173,578)

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
State Street Bank & Trust Co. 0.03% , dated 07/29/2011, to be repurchased at $31,869 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, with a value of $32,510.	$31,869	31,869
Total Repurchase Agreement (cost $31,869)

Total Investment Securities (cost $944,748) #		973,204
Other Assets and Liabilities — Net		(158,206)

Net Assets		$814,998

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/29/2011.

∞	Percentage rounds to less than 0.1%.

♦	Value and/or principal is less than $1 or zero.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $170,060.

Џ	In default.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 07/29/2011.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $944,748. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,113 and $12,657, respectively. Net unrealized appreciation for tax purposes is $28,456
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $231,062, or 28.35%, of the fund’s net assets.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON High Yield Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Ý

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$4,313	$—	$—	$4,313
Corporate Debt Securities	—	739,501	—	739,501
Preferred Corporate Debt Securities	—	12,717	—	12,717
Preferred Stocks	10,893	—	—	10,893
Repurchase Agreement	—	31,869	—	31,869
Securities Lending Collateral	173,578	—	—	173,578
Warrants	333	—	—	333

Total	$189,117	$784,087	$—	$973,204

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Money Market
(formerly, Transamerica Money Market)
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER - 46.9%
Beverages - 6.6%
Coca-Cola Co.
0.14%, 09/12/2011	$2,100	$2,100
0.17%, 10/05/2011	5,600	5,598
PepsiCo, Inc.
0.10%, 08/22/2011	6,300	6,300
Capital Markets - 0.9%
State Street Corp.
0.16%, 09/12/2011	2,000	2,000
Commercial Banks - 23.5%
Barclays U.S. Funding Corp.
0.10%, 08/04/2011	3,000	3,000
0.12%, 08/01/2011	5,000	4,999
Credit Suisse
0.12%, 08/02/2011	4,000	4,000
Lloyds TSB Bank PLC
0.22%, 08/11/2011	2,000	2,000
Royal Bank of Scotland Group PLC
0.24%, 08/10/2011	6,900	6,899
Svenska Handelsbanken AB
0.21%, 10/18/2011	8,000	7,995
Swedbank AB
0.15%, 08/22/2011	3,600	3,600
0.22%, 08/05/2011	3,000	3,000
0.24%, 08/15/2011	2,000	2,000
Toronto-Dominion Holdings USA, Inc.
0.14%, 08/22/2011	2,700	2,700
0.16%, 09/13/2011	2,000	2,000
0.20%, 08/05/2011	2,000	2,000
0.22%, 08/01/2011	2,100	2,100
Westpac Banking Corp.
0.20%, 10/05/2011	3,000	2,999
Consumer Finance - 7.4%
PACCAR Financial Corp.
0.15%, 10/05/2011	1,200	1,200
0.17%, 09/15/2011	3,500	3,499
0.18%, 08/15/2011	1,400	1,400
Toyota Motor Credit Corp.
0.16%, 09/23/2011	3,500	3,499
0.19%, 08/19/2011	800	800
0.21%, 09/13/2011	2,000	2,000
0.23%, 09/15/2011	3,000	2,999
Diversified Financial Services - 5.9%
American Honda Finance Corp.
0.17%, 10/04/2011	3,800	3,799
0.18%, 09/02/2011	4,000	4,000
BNP Paribas Finance, Inc.
0.25%, 08/10/2011	1,100	1,100
Nordea North America, Inc.
0.15%, 09/13/2011	3,600	3,599
Industrial Conglomerates - 2.6%
General Electric Co.
0.09%, 09/26/2011	5,400	5,399

Total Commercial Paper (cost $98,584)		98,584

ASSET-BACKED COMMERCIAL PAPER - 34.4%
Diversified Financial Services - 34.4%
Alpine Securitzation Corp.
0.15%, 08/09/2011	7,100	7,100
0.19%, 10/13/2011	2,500	2,499
CAFCO LLC
0.15%, 08/29/2011	3,500	3,500
0.18%, 08/05/2011	6,000	6,000
Cancara Asset Securitisation LLC
0.21%, 09/07/2011	4,000	3,999
Chariot Funding LLC
0.17%, 10/05/2011	6,000	5,998
Falcon Asset Securitization Co. LLC
0.15%, 09/19/2011	2,600	2,599
0.16%, 08/16/2011	2,000	2,000
Gotham Funding Corp.
0.35%, 08/01/2011	5,700	5,700
Nieuw Amsterdam Receivables Corp.
0.19%, 09/13/2011	1,400	1,400
Regency Markets No.1 LLC
0.16%, 08/17/2011	3,500	3,500
Starbird Funding Corp.
0.21%, 09/15/2011	6,900	6,898
Straight-A Funding LLC
0.12%, 08/03/2011 - 144A	2,400	2,400
0.12%, 09/16/2011 - 144A	7,500	7,498
0.14%, 09/06/2011 - 144A	5,800	5,799
Surrey Funding Corp.
0.23%, 08/08/2011	1,700	1,700
0.27%, 08/03/2011	3,000	3,000
Victory Receivables Corp.
0.20%, 08/12/2011	1,000	1,000

Total Asset-Backed Commercial Paper (cost $72,590)		72,590

CERTIFICATE OF DEPOSIT - 2.8%
Commercial Banks - 2.8%
Bank of Nova Scotia
0.14%, 08/09/2011	6,000	6,000
Total Certificate of Deposit (cost $6,000)
OTHER NOTE - 4.0%
Diversified Financial Services - 4.0%
Merrill Lynch Master Note
0.14%, 05/26/2012 *	8,500	8,500
Total Other Note (cost $8,500)

REPURCHASE AGREEMENTS - 10.5%
Goldman Sachs
0.19% ▲, dated 07/29/2011, to be repurchased at $22,100 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.88%, due 12/30/2030, with a value of $22,542.	22,100	22,100
State Street Bank & Trust Co.
0.03% ▲, dated 07/29/2011, to be repurchased at $117 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, with a value of $123.	117	117

Total Repurchase Agreements (cost $22,217)		22,217

Total Investment Securities (cost $207,891) #		207,891
Other Assets and Liabilities — Net		2,859

Net Assets		$210,750

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Money Market
(formerly, Transamerica Money Market)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/29/2011.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $207,891.
DEFINITION:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $15,697, or 7.45%, of the fund’s net assets.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Asset-Backed Commercial Paper	$—	$72,590	$—	$72,590
Certificates of Deposit	—	6,000	—	6,000
Commercial Papers	—	98,584	—	98,584
Other Note	—	8,500	—	8,500
Repurchase Agreement	—	22,217	—	22,217

Total	$—	$207,891	$—	$207,891

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Short-Term Bond
(formerly, Transamerica Short-Term Bond)
SCHEDULE OF INVESTMENTS At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.4%
Fannie Mae
5.00%, 06/25/2034	$1,214	$1,214
Freddie Mac
2.50%, 06/01/2035 *	4,399	4,595
3.52%, 08/01/2037 *	922	952
5.42%, 02/01/2038 *	3,059	3,272

Total U.S. Government Agency Obligations (cost $9,676)		10,033

MORTGAGE-BACKED SECURITIES - 23.1%
American General Mortgage Loan Trust
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A *	13,311	13,515
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	20,611	20,929
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	22,047	23,656
Series 2007-1A, Class B
5.54%, 04/15/2037 - 144A	4,750	5,125
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	14,550	15,591
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A	8,545	9,141
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 - 144A	7,637	7,816
Series 2010-R6, Class 4A1
3.08%, 07/26/2035 - 144A *	5,769	5,534
Series 2011-R1, Class A1
4.00%, 08/26/2036 - 144A *	3,510	3,527
BCAP LLC Trust
Series 2006-RR1, Class PD
5.00%, 11/25/2036	8,540	8,816
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 - 144A *	2,563	2,641
Series 2009-RR3, Class 2A1
5.48%, 05/26/2037 - 144A *	7,383	7,461
Series 2009-RR6, Class 2A1
5.22%, 08/26/2035 - 144A *	10,380	9,686
Series 2009-RR10, Class 2A1
3.03%, 08/26/2035 - 144A *	4,069	3,996
Series 2009-RR13, Class 2A3
5.51%, 02/26/2036 - 144A *	5,980	6,081
Series 2009-RR13, Class 7A1
5.25%, 10/26/2036 - 144A *	1,364	1,373
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	8,003	8,172
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037 - 144A *	3,245	3,283
Series 2009-RR14, Class 1A1
5.95%, 05/26/2037 - 144A *	9,022	9,265
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	9,238	9,557
Series 2010-RR6, Class 15A5
5.50%, 12/26/2036 - 144A *	5,779	5,885
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	13,207	13,203
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 - 144A *	3,248	3,360
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 - 144A *	3,727	3,733
Series 2011-RR1, Class 5A1
3.00%, 09/28/2036 - 144A *	8,002	7,995
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015 - 144A	4,900	5,405
Citigroup Mortgage Loan Trust, Inc.
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	25,144	25,554
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	13,831	14,218
Series 2010-8, Class 6A62
3.50%, 12/25/2036 - 144A	11,409	11,501
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	10,997	11,172
Credit Suisse Mortgage Capital Certificates
Series 2007-C4, Class AAB
5.80%, 09/15/2039 *	11,850	12,635
Series 2009-12R, Class 36A1
5.40%, 06/27/2036 - 144A *	8,611	8,754
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	6,249	6,403
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	19,814	19,796
Series 2010-1R, Class 40A1
5.00%, 04/27/2036 - 144A	3,553	3,622
Series 2010-12R, Class 10A1
4.50%, 11/26/2036 - 144A *	8,991	9,085
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A *	12,237	11,585
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 - 144A *	16,454	16,452
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 - 144A *	10,531	10,587
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A *	12,727	12,653
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	14,357	14,575
GMAC Mortgage Corp., Loan Trust
Series 2010-1, Class A
4.25%, 07/25/2040 - 144A	1,551	1,556
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A3
1.54%, 03/06/2020 - 144A *	10,000	9,755
Series 2007-EOP, Class B
1.84%, 03/06/2020 - 144A *	10,600	10,485
Series 2007-EOP, Class E
2.67%, 03/06/2020 - 144A *	10,000	9,902

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Short-Term Bond
(formerly, Transamerica Short-Term Bond)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.07%, 12/26/2037 - 144A *	$4,884	$4,772
Series 2009-R2, Class 3A
5.60%, 01/26/2047 - 144A *	3,372	3,282
Series 2009-R7, Class 1A1
5.41%, 02/26/2036 - 144A *	2,328	2,333
Series 2009-R7, Class 4A1
2.97%, 09/26/2034 - 144A *	3,549	3,425
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	2,173	2,159
Series 2009-R7, Class 11A1
2.65%, 03/26/2037 - 144A *	4,275	4,243
Series 2009-R7, Class 12A1
5.18%, 08/26/2036 - 144A *	2,611	2,614
Series 2009-R7, Class 16A1
5.46%, 12/26/2036 - 144A *	178	178
Series 2009-R9, Class 1A1
2.56%, 08/26/2046 - 144A *	10,997	10,943
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	11,783	12,245
Series 2010-R3, Class 1A1
2.85%, 03/21/2036 - 144A *	9,158	9,089
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	10,391	10,497
Series 2010-R8, Class 2A1
5.00%, 10/26/2036 - 144A	6,429	6,665
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
5.82%, 06/15/2049 *	17,839	19,015
JPMorgan Re-REMIC
Series 2009-5, Class 6A1
5.87%, 04/26/2037 - 144A *	1,819	1,816
Series 2009-7, Class 8A1
5.50%, 01/27/2047 - 144A *	4,387	4,438
Series 2009-11, Class 1A1
5.61%, 02/26/2037 - 144A *	9,290	9,138
Series 2010-4, Class 7A1
4.29%, 08/26/2035 - 144A *	14,169	13,835
Series 2010-5, Class 2A2
4.50%, 07/26/2035 - 144A *	12,580	12,748
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class B
4.91%, 12/15/2039 *	12,585	12,742
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	13,787	13,844
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 - 144A	15,127	15,133
RBSSP Resecuritization Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037 - 144A	12,598	13,132
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	2,106	2,128
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.30%, 08/27/2047 - 144A *	2,330	2,299
Series 2010-RR2, Class 1A1
5.17%, 09/27/2035 - 144A *	10,091	9,786
Series 2010-RR4, Class 1A1
5.43%, 12/27/2046 - 144A *	10,798	10,667

Total Mortgage-Backed Securities (cost $644,169)		648,202

ASSET-BACKED SECURITIES - 10.3%
AH Mortgage Advance Trust
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	28,890	28,977
America West Airlines Pass-Through Trust
Series 1999-1, Class 991G
7.93%, 01/02/2019	3,603	3,711
Series 2000-1, Class G
8.06%, 07/02/2020	12,568	13,071
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011 Λ	26,856	26,990
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015 Λ	20,941	21,387
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class 1A
6.20%, 07/02/2018	13,371	14,082
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.26%, 04/25/2037 - 144A	28,145	28,638
DT Auto Owner Trust
Series 2009-1, Class C
10.75%, 10/15/2015 - 144A	6,074	6,391
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	25,395	28,982
Newmont Gold Co., Pass-Through Trust
Series 1994, Class A2
9.25%, 07/05/2012	1,853	1,951
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G1
1.01%, 05/20/2014 * Λ	934	869
Oil and Gas Royalty Trust
Series 2005-1A, Class C
5.94%, 04/28/2013 - 144A	8,641	8,759
Series 2005-1A, Class D
6.67%, 07/28/2013 - 144A	13,446	13,520
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	19,884	20,816
Tax Liens Securitization Trust
Series 2010-1A, Class 2A2
2.00%, 04/15/2018 - 144A	16,084	15,973
Trafigura Securitisation Finance PLC
Series 2007-1, Class A
0.44%, 12/15/2012 * Ə	22,800	22,344
Series 2007-1, Class B
1.54%, 12/15/2012 *	3,900	3,787

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Short-Term Bond
(formerly, Transamerica Short-Term Bond)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	$25,319	$28,514

Total Asset-Backed Securities (cost $284,436)		288,762

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.2%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §	16,950	17,411
State of California
5.25%, 04/01/2014	14,630	15,949

Total Municipal Government Obligations (cost $32,217)		33,360

CORPORATE DEBT SECURITIES - 63.2%
Airlines - 0.5%
Southwest Airlines Co.
10.50%, 12/15/2011 - 144A	12,730	13,132
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 Λ BRL	21,570	14,778
Capital Markets - 3.2%
Goldman Sachs Group, Inc.
3.70%, 08/01/2015 Λ	$15,000	15,445
Macquarie Group, Ltd.
7.30%, 08/01/2014 - 144A Λ	25,590	28,915
Morgan Stanley
0.73%, 10/15/2015 * Λ	19,060	17,890
3.80%, 04/29/2016 Λ	14,850	14,953
Raymond James Financial, Inc.
4.25%, 04/15/2016 Λ	12,000	12,584
Chemicals - 0.9%
Dow Chemical Co.
6.85%, 08/15/2013	5,400	5,960
Methanex Corp.
8.75%, 08/15/2012	17,716	18,796
Commercial Banks - 9.8%
Banco Santander Chile
2.88%, 11/13/2012 - 144A	26,595	26,784
Bank of Scotland PLC
5.00%, 11/21/2011 - 144A Λ	930	941
BBVA US Senior SAU
3.25%, 05/16/2014	24,738	24,361
CIT Group, Inc.
5.25%, 04/01/2014 - 144A Λ	13,500	13,534
First Tennessee Bank NA
4.63%, 05/15/2013	27,555	28,465
ICICI Bank, Ltd.
6.63%, 10/03/2012 - 144A	24,850	26,144
M&I Marshall & Ilsley Bank
5.25%, 09/04/2012	6,860	7,104
5.30%, 09/08/2011	5,000	5,017
6.38%, 09/01/2011	12,095	12,135
Manufacturers & Traders Trust Co.
1.75%, 04/01/2013 *	7,335	7,332
Regions Financial Corp.
0.42%, 06/26/2012 * Λ	7,750	7,625
4.88%, 04/26/2013 Λ	6,456	6,462
7.75%, 11/10/2014 Λ	13,000	13,860
Royal Bank of Scotland PLC
2.68%, 08/23/2013 * Λ	26,415	26,932
3.25%, 01/11/2014 Λ	5,000	5,089
SunTrust Banks, Inc.
5.25%, 11/05/2012	20,595	21,617
Wachovia Corp.
0.59%, 10/28/2015 *	22,400	21,297
Webster Bank NA
5.88%, 01/15/2013	7,338	7,539
Zions Bancorporation
7.75%, 09/23/2014 Λ	12,900	14,213
Computers & Peripherals - 0.5%
Seagate Technology International
10.00%, 05/01/2014 - 144A Λ	12,289	14,132
Construction Materials - 0.7%
CRH America, Inc.
5.30%, 10/15/2013	4,600	4,918
Lafarge North America, Inc.
6.88%, 07/15/2013 Λ	4,500	4,814
Lafarge SA
5.85%, 07/09/2015 - 144A	10,000	10,729
Vulcan Materials Co.
6.30%, 06/15/2013	2	2
Consumer Finance - 1.0%
Block Financial LLC
7.88%, 01/15/2013 Λ	26,495	28,238
Containers & Packaging - 1.0%
Rexam PLC
6.75%, 06/01/2013 - 144A	26,424	28,655
Diversified Financial Services - 13.2%
Bank of America Corp.
4.75%, 08/15/2013	4,400	4,588
Citigroup, Inc.
5.63%, 08/27/2012	20,589	21,436
6.00%, 12/13/2013 Λ	6,000	6,512
FIA Card Services NA
7.13%, 11/15/2012	22,691	24,153
FMR LLC
4.75%, 03/01/2013 - 144A	17,560	18,421
FUEL Trust
4.21%, 04/15/2016 - 144A Λ	14,700	14,943
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	25,025	26,981
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	15,000	15,797
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 - 144A	26,575	27,787
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	26,320	27,899
Invesco, Ltd.
5.38%, 02/27/2013	13,285	14,090
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	24,885	20,700
JPMorgan Chase & Co.
5.75%, 01/02/2013 Λ	12,000	12,738
Marina District Finance Co., Inc.
9.50%, 10/15/2015 Λ	13,930	14,557
Nissan Motor Acceptance Corp.
3.25%, 01/30/2013 - 144A	2,940	3,005
Power Receivable Finance LLC
6.29%, 01/01/2012 - 144A	443	444
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	8,750	8,923

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Short-Term Bond
(formerly, Transamerica Short-Term Bond)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
Selkirk Cogen Funding Corp. — Series A
8.98%, 06/26/2012	$14,719	$15,138
Stone Street Trust
5.90%, 12/15/2015 - 144A	27,415	29,089
TNK-BP Finance SA
7.50%, 03/13/2013 - 144A	25,795	28,117
WCP Wireless Site Funding LLC
4.14%, 11/15/2015 - 144A	28,383	29,397
Wilmington Trust Corp.
4.88%, 04/15/2013 Λ	4,050	4,249
Diversified Telecommunication Services - 2.9%
Qwest Communications International, Inc.
8.00%, 10/01/2015 Λ	24,950	27,133
Telecom Italia Capital SA
6.18%, 06/18/2014 Λ	26,189	27,287
Telefonica Emisiones SAU
0.60%, 02/04/2013 *	24,565	24,136
2.58%, 04/26/2013 Λ	5,000	4,998
Energy Equipment & Services - 0.2%
Gilroy Energy Center LLC
4.00%, 08/15/2011 - 144A	5,911	5,909
Food & Staples Retailing - 0.6%
SUPERVALU, Inc.
7.50%, 11/15/2014 Λ	14,730	15,006
Gas Utilities - 0.2%
EQT Corp.
5.15%, 11/15/2012	6,460	6,745
Hotels, Restaurants & Leisure - 0.4%
Marriott International, Inc.
5.63%, 02/15/2013	10,725	11,421
Industrial Conglomerates - 0.9%
Hutchison Whampoa International 03/13, Ltd.
6.50%, 02/13/2013 - 144A	22,810	24,488
Insurance - 2.1%
21st Century Insurance Group
5.90%, 12/15/2013	1,110	1,180
Fidelity National Financial, Inc.
5.25%, 03/15/2013 Λ	13,289	13,863
Liberty Mutual Group, Inc.
5.75%, 03/15/2014 - 144A	19,200	20,461
Reinsurance Group of America, Inc.
6.75%, 12/15/2011	15,490	15,802
SAFECO Corp.
7.25%, 09/01/2012	8,192	8,639
Machinery - 0.9%
Case New Holland, Inc.
7.75%, 09/01/2013 Λ	13,195	14,432
Kennametal, Inc.
7.20%, 06/15/2012	10,450	10,970
Metals & Mining - 1.7%
ArcelorMittal
5.38%, 06/01/2013 Λ	24,010	25,562
5.38%, 06/01/2013 - 144A	2,068	2,202
Xstrata Canada Corp.
7.35%, 06/05/2012	18,796	19,755
Multi-Utilities - 0.9%
Black Hills Corp.
6.50%, 05/15/2013 Λ	9,290	9,925
9.00%, 05/15/2014	12,521	14,548
Oil, Gas & Consumable Fuels - 5.5%
Empresa Nacional del Petroleo
6.75%, 11/15/2012 - 144A	12,938	13,728
Energy Transfer Partners, LP
6.00%, 07/01/2013	21,736	23,463
KazMunayGas National Co.
8.38%, 07/02/2013 - 144A	13,000	14,187
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	26,270	28,800
Nustar Logistics, LP
6.05%, 03/15/2013	2,787	2,968
6.88%, 07/15/2012	9,785	10,170
PF Export Receivables Master Trust — Series A
6.44%, 06/01/2015 - 144A	26,255	27,964
Ras Laffan Liquefied Natural Gas Co., Ltd. III
4.50%, 09/30/2012 - 144A	11,000	11,440
5.83%, 09/30/2016 - 144A	11,490	12,581
Tengizchevroil Finance Co., SARL
6.12%, 11/15/2014 - 144A	8,685	9,174
Paper & Forest Products - 0.4%
Celulosa Arauco y Constitucion SA
5.13%, 07/09/2013 Λ	9,400	9,981
Real Estate Investment Trusts - 8.4%
AvalonBay Communities, Inc.
4.95%, 03/15/2013 Λ	3,546	3,745
Dexus Property Group
7.13%, 10/15/2014 - 144A	25,325	28,612
Digital Realty Trust, LP
4.50%, 07/15/2015 Λ	14,200	14,989
Duke Realty, LP
4.63%, 05/15/2013 Λ	5,000	5,244
5.88%, 08/15/2012	6,053	6,320
6.25%, 05/15/2013	6,386	6,865
ERP Operating, LP
5.20%, 04/01/2013	11,080	11,768
HCP, Inc.
5.65%, 12/15/2013 Λ	26,605	28,753
Kilroy Realty, LP
5.00%, 11/03/2015	14,130	14,995
Kimco Realty Corp.
6.00%, 11/30/2012	3,860	4,077
Liberty Property, LP
6.38%, 08/15/2012	13,270	13,903
Pan Pacific Retail Properties, Inc.
6.13%, 01/15/2013	4,000	4,239
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	23,740	24,255
Senior Housing Properties Trust
4.30%, 01/15/2016	14,850	15,213
Shurgard Storage Centers LLC
5.88%, 03/15/2013	2,910	3,118
Tanger Properties, LP
6.15%, 11/15/2015	11,265	12,735
UDR, Inc.
5.13%, 01/15/2014	4,900	5,214
5.50%, 04/01/2014 Λ	5,500	5,916
United Dominion Realty Trust
5.00%, 01/15/2012	8,847	8,973
6.05%, 06/01/2013	6,080	6,462
Weingarten Realty Investors
5.65%, 01/15/2013	4,965	5,200
Westfield Capital Corp., Ltd.
5.13%, 11/15/2014 - 144A	5,170	5,655

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Short-Term Bond
(formerly, Transamerica Short-Term Bond)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Real Estate Management & Development - 2.5%
Brookfield Asset Management, Inc.
7.13%, 06/15/2012	$25,089	$26,355
Post Apartment Homes, LP
5.45%, 06/01/2012	9,399	9,648
6.30%, 06/01/2013	12,926	13,835
Retail Property Trust
7.18%, 09/01/2013 - 144A	16,445	17,821
World Financial Properties Tower D Finance Corp.
6.95%, 09/01/2013 - 144A	3,652	3,696
Semiconductors & Semiconductor Equipment - 0.6%
Maxim Integrated Products, Inc.
3.45%, 06/14/2013	15,060	15,583
Trading Companies & Distributors - 0.9%
Noble Group, Ltd.
8.50%, 05/30/2013 - 144A	24,175	26,653
Wireless Telecommunication Services - 2.8%
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A Λ	12,000	12,357
4.52%, 01/15/2015 - 144A	11,870	12,547
Nextel Communications, Inc. — Series D
7.38%, 08/01/2015	10,000	10,000
Nextel Communications, Inc. — Series E
6.88%, 10/31/2013 Λ	16,990	17,064
Richland Towers Funding LLC / Management
Funding / RTM Boston / Seattle Funding
4.61%, 03/15/2016 - 144A	12,462	12,254
SBA Tower Trust
4.25%, 04/15/2015 - 144A	14,755	15,629

Total Corporate Debt Securities (cost $1,734,041)		1,777,967

LOAN ASSIGNMENT - 0.5%
Diversified Consumer Services - 0.5%
Visant Holding Corp., Tranche B
5.25%, 12/31/2016 §	13,952	13,842
Total Loan Assignment (cost $14,039)

	Shares	Value

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.25% ▲	114,058,380	114,058
Total Securities Lending Collateral (cost $114,058)

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co.
0.03% ▲, dated 07/29/2011, to be repurchased at $40,167 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, with a value of $40,971.	$40,167	40,167

Total Repurchase Agreement (cost $40,167)
Total Investment Securities (cost $2,872,803) #		2,926,391
Other Assets and Liabilities — Net		(116,886)

Net Assets		$2,809,505

FUTURES CONTRACTS: µ

				Net Unrealized
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

5-Year U.S. Treasury Note	Short	(920)	09/30/2011	$(2,823)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AEGON Short-Term Bond
(formerly, Transamerica Short-Term Bond)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/29/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $22,344, or 0.80%, of the fund’s net assets.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $111,746.

§	Illiquid. These securities aggregated to $31,253, or 1.11%, of the fund’s net assets.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $2,872,803. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $64,857 and $11,269, respectively. Net unrealized appreciation for tax purposes is $53,588.

µ	Cash in the amount of $3,155 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

┌	Contract amounts are not in thousands.
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $1,478,632, or 52.63%, of the fund’s net assets.

BRL	Brazilian Real

OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1-	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Asset-Backed Securities	$—	$288,762	$—	$288,762
Corporate Debt Securities	—	1,777,967	—	1,777,967
Loan Assignment	—	13,842	—	13,842
Mortgage-Backed Securities	—	648,202	—	648,202
Municipal Government Obligations	—	33,360	—	33,360
Repurchase Agreement	—	40,167	—	40,167
Securities Lending Collateral	114,058	—	—	114,058
U.S. Government Agency Obligations	—	10,033	—	10,033

Total	$114,058	$2,812,333	$—	$2,926,391

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2011

Futures Contracts — Depreciation	$(2,823)	$—	$—	$(2,823)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AQR Managed Futures Strategy
CONSOLIDATED SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 80.1%
Capital Markets - 72.1%
Dreyfus Treasury Cash Management	63,592,563	$63,593
UBS Select Treasury Preferred	79,490,704	79,490
Money Market - 8.0%
BlackRock Liquidity Funds T-Fund Portfolio	15,898,141	15,898

Total Investment Companies (cost $158,981) #		158,981
Other Assets and Liabilities — Net		39,459

Net Assets		$198,440

TOTAL RETURN SWAPS: β

		(Pay)/Receive					Premiums	Unrealized
Pay/Receive		Fixed Price	Termination	Counter-	# of	Market	Paid/	Appreciation
Fixed Price(A)	Reference Entity	Per Unit	Date	party	Units	Value	(Received)	(Depreciation)

Receive	2-Year U.S. Treasury Note Futures	109.96	08/29/2011	MLC	782	$373	$ ♦	$373
Receive	5-Year U.S. Treasury Note Futures	121.45	08/29/2011	MLC	29	87	—	87
Receive	Euro BOBL 5-Year Futures	119.51	09/06/2011	MLC	52	219	(14)	233
Receive	Euro SCHATZ 2-Year Futures	108.44	09/06/2011	MLC	111	77	(♦ )	77
Receive	KOSPI 200 Index Futures	278.15	09/08/2011	MLC	12,500	(6)	—	(6)
Receive	Wheat Futures	6.73	08/26/2011	BRC	186	18	—	18

						$768	$(14)	$782

FUTURES CONTRACTS: ε

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year Australian Treasury Bond	Long	101	09/15/2011	$293
10-Year Government of Canada Bond	Long	113	09/21/2011	361
10-Year Japan Government Bond	Long	17	09/08/2011	263
10-Year U.S. Treasury Note	Long	121	09/21/2011	352
30-Year U.S. Treasury Bond	Long	75	09/21/2011	276
3-Month Aluminum	Short	(53)	08/05/2011	(9)
3-Month Aluminum	Long	53	08/05/2011	(13)
3-Month Aluminum	Long	57	08/09/2011	(22)
3-Month Aluminum	Short	(57)	08/09/2011	25
3-Month Aluminum	Short	(15)	08/12/2011	(4)
3-Month Aluminum	Long	15	08/12/2011	2
3-Month Aluminum	Long	12	08/16/2011	19
3-Month Aluminum	Short	(12)	08/16/2011	(9)
3-Month Aluminum	Long	1	08/17/2011	2
3-Month Aluminum	Short	(1)	08/17/2011	(1)
3-Month Aluminum	Long	21	08/19/2011	40
3-Month Aluminum	Short	(21)	08/19/2011	(46)
3-Month Aluminum	Long	3	08/24/2011	7
3-Month Aluminum	Short	(3)	08/24/2011	(7)
3-Month Aluminum	Long	16	08/26/2011	(19)
3-Month Aluminum	Short	(16)	08/26/2011	17
3-Month Aluminum	Short	(8)	09/02/2011	7
3-Month Aluminum	Long	8	09/02/2011	(8)
3-Month Aluminum	Short	(26)	09/09/2011	26
3-Month Aluminum	Long	26	09/09/2011	(35)
3-Month Aluminum	Short	(17)	09/16/2011	(27)
3-Month Aluminum	Long	17	09/16/2011	31
3-Month Aluminum	Short	(2)	09/20/2011	(5)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AQR Managed Futures Strategy
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: (continued) ε

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

3-Month Aluminum	Long	2	09/20/2011	$4
3-Month Aluminum	Short	(17)	09/23/2011	(43)
3-Month Aluminum	Long	17	09/23/2011	48
3-Month Aluminum	Long	12	09/27/2011	35
3-Month Aluminum	Short	(12)	09/27/2011	(37)
3-Month Aluminum	Long	13	09/30/2011	26
3-Month Aluminum	Short	(13)	09/30/2011	(25)
3-Month Aluminum	Long	3	10/05/2011	8
3-Month Aluminum	Short	(3)	10/05/2011	(8)
3-Month Aluminum	Long	2	10/07/2011	2
3-Month Aluminum	Short	(2)	10/07/2011	(2)
3-Month Aluminum	Long	1	10/12/2011	4
3-Month Aluminum	Short	(1)	10/12/2011	(4)
3-Month Aluminum	Short	(1)	10/13/2011	(3)
3-Month Aluminum	Long	1	10/13/2011	3
3-Month Aluminum	Short	(1)	10/14/2011	(3)
3-Month Aluminum	Long	1	10/14/2011	3
3-Month Aluminum	Short	(8)	10/27/2011	4
3-Month Aluminum	Long	8	10/27/2011	(9)
3-Month Aluminum	Short	(10)	10/28/2011	2
3-Month Aluminum	Long	10	10/28/2011	(8)
3-Month Canadian Bankers’ Acceptance	Long	40	12/19/2011	31
3-Month Canadian Bankers’ Acceptance	Long	42	03/19/2012	17
3-Month Copper	Short	(6)	08/05/2011	(119)
3-Month Copper	Long	6	08/05/2011	149
3-Month Copper	Short	(3)	08/09/2011	(43)
3-Month Copper	Long	3	08/09/2011	45
3-Month Copper	Long	1	09/02/2011	19
3-Month Copper	Short	(1)	09/02/2011	(19)
3-Month Copper	Long	3	09/06/2011	51
3-Month Copper	Short	(3)	09/06/2011	(54)
3-Month Copper	Long	2	09/09/2011	38
3-Month Copper	Short	(2)	09/09/2011	(44)
3-Month Copper	Long	3	09/16/2011	55
3-Month Copper	Short	(3)	09/16/2011	(62)
3-Month Copper	Long	2	09/23/2011	38
3-Month Copper	Short	(2)	09/23/2011	(39)
3-Month Copper	Short	(3)	09/30/2011	(35)
3-Month Copper	Long	3	09/30/2011	33
3-Month Copper	Short	(2)	10/06/2011	(18)
3-Month Copper	Long	2	10/06/2011	15
3-Month Copper	Long	3	10/07/2011	11
3-Month Copper	Short	(3)	10/07/2011	(11)
3-Month Copper	Long	2	10/20/2011	1
3-Month Copper	Short	(2)	10/20/2011	(2)
3-Month Copper	Short	(1)	10/27/2011	(2)
3-Month Copper	Long	1	10/27/2011	♦
3-Month Copper	Long	1	10/28/2011	1
3-Month Copper	Short	(1)	10/28/2011	(2)
3-Month EURIBOR	Long	43	12/19/2011	1
3-Month EURIBOR	Long	28	03/19/2012	1
3-Month EURIBOR	Long	28	06/18/2012	2
3-Month EURIBOR	Long	28	09/17/2012	3
3-Month EURIBOR	Long	28	12/17/2012	5
3-Month EURIBOR	Long	28	03/18/2013	8
3-Month EURIBOR	Long	31	06/17/2013	10

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AQR Managed Futures Strategy
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: (continued) ε

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

3-Month Euroswiss	Long	88	12/19/2011	$50
3-Month Euroswiss	Long	82	03/19/2012	42
3-Month Nickel	Long	9	08/05/2011	33
3-Month Nickel	Short	(9)	08/05/2011	(29)
3-Month Nickel	Short	(5)	08/09/2011	(5)
3-Month Nickel	Long	5	08/09/2011	6
3-Month Nickel	Long	1	08/19/2011	8
3-Month Nickel	Short	(1)	08/19/2011	(8)
3-Month Nickel	Short	(1)	08/24/2011	(14)
3-Month Nickel	Long	1	08/24/2011	14
3-Month Nickel	Long	5	10/07/2011	29
3-Month Nickel	Short	(5)	10/07/2011	(30)
3-Month Nickel	Long	2	10/14/2011	11
3-Month Nickel	Short	(2)	10/14/2011	(12)
3-Month Nickel	Long	2	10/28/2011	5
3-Month Nickel	Short	(2)	10/28/2011	(7)
3-Month Sterling	Long	173	12/21/2011	67
3-Month Sterling	Long	202	03/21/2012	147
3-Month Sterling	Long	193	06/20/2012	195
3-Month Sterling	Long	167	09/19/2012	227
3-Month Sterling	Long	143	12/19/2012	245
3-Month Sterling	Long	130	03/20/2013	248
3-Month Sterling	Long	121	06/19/2013	132
3-Month Zinc	Short	(25)	08/05/2011	(242)
3-Month Zinc	Long	25	08/05/2011	221
3-Month Zinc	Short	(7)	08/31/2011	(35)
3-Month Zinc	Long	7	08/31/2011	36
3-Month Zinc	Short	(3)	09/02/2011	(17)
3-Month Zinc	Long	3	09/02/2011	17
3-Month Zinc	Long	13	09/06/2011	61
3-Month Zinc	Short	(13)	09/06/2011	(65)
3-Month Zinc	Short	(20)	09/09/2011	(102)
3-Month Zinc	Long	20	09/09/2011	101
3-Month Zinc	Short	(4)	09/16/2011	(28)
3-Month Zinc	Long	4	09/16/2011	25
3-Month Zinc	Long	14	09/30/2011	45
3-Month Zinc	Short	(14)	09/30/2011	(40)
3-Month Zinc	Short	(10)	10/06/2011	(24)
3-Month Zinc	Long	10	10/06/2011	22
3-Month Zinc	Short	(11)	10/20/2011	(10)
3-Month Zinc	Long	11	10/20/2011	9
3-Month Zinc	Short	(15)	10/27/2011	10
3-Month Zinc	Long	15	10/27/2011	(13)
3-Year Australian Treasury Bond	Long	261	09/15/2011	298
5-Year U.S. Treasury Note	Long	160	09/30/2011	365
90-Day Euro	Long	30	12/19/2011	(4)
90-Day Euro	Long	60	03/19/2012	(5)
90-Day Euro	Long	124	06/18/2012	87
90-Day Euro	Long	128	09/17/2012	143
90-Day Euro	Long	113	12/17/2012	178
90-Day Euro	Long	100	03/18/2013	201
90-Day Euro	Long	92	06/17/2013	92
AEX Index	Short	(2)	08/19/2011	♦
Aluminum HG	Short	(72)	09/21/2011	(168)
Aluminum HG	Long	102	09/21/2011	(36)
ASX SPI 200 Index	Short	(12)	09/15/2011	17

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AQR Managed Futures Strategy
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: (continued) ε

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

Brent Crude Oil Pent Finance	Long	9	08/15/2011	$(10)
CAC 40 Index	Long	9	08/19/2011	(20)
Cocoa	Short	(3)	09/15/2011	1
Coffee “C”	Short	(11)	09/20/2011	71
Copper LME	Short	(9)	09/21/2011	(156)
Copper LME	Long	24	09/21/2011	292
Corn	Short	(1)	09/14/2011	1
Cotton No. 2	Long	10	12/07/2011	(46)
DAX Index	Long	7	09/16/2011	(40)
DJIA Mini Index	Long	63	09/16/2011	(121)
European Gasoil (ICE)	Long	7	08/10/2011	(4)
FTSE 100 Index	Long	24	09/16/2011	(28)
FTSE JSE Top 40 Index	Long	75	09/15/2011	(116)
FTSE MIB Index	Short	(15)	09/16/2011	(29)
German Euro BOBL	Long	24	09/08/2011	35
German Euro Bund	Long	45	09/08/2011	300
German Euro Buxl	Long	15	09/08/2011	2
German Euro Schatz	Long	64	09/08/2011	10
Gold 100 Oz.	Long	15	12/28/2011	38
Hang Seng China Enterprises Index	Short	(8)	08/30/2011	11
Hang Seng Index	Long	11	08/30/2011	3
Henry Hub Natural Gas Swap	Short	(133)	08/29/2011	53
IBEX 35 Index	Short	(7)	08/19/2011	(5)
Lean Hogs	Short	(24)	10/14/2011	(6)
MSCI Taiwan Index	Long	66	08/30/2011	(25)
NASDAQ 100 E-mini Index	Long	60	09/16/2011	(19)
Nickel	Short	(8)	09/21/2011	(90)
Nickel	Long	9	09/21/2011	48
Nymex Heating Oil Pent	Long	7	08/30/2011	(3)
RBOB Gasoline Finance	Long	13	08/30/2011	24
Russell 2000 Mini Index	Long	31	09/16/2011	(105)
S&P 500 E-Mini Index	Long	53	09/16/2011	(98)
S&P Midcap 400 E-Mini Index	Long	29	09/16/2011	(132)
S&P TSE 60 Index	Long	20	09/15/2011	(133)
SGX CNX Nifty Index	Short	(9)	08/25/2011	♦
SGX MSCI Singapore Index	Long	42	08/29/2011	12
Silver	Short	(9)	09/28/2011	(246)
Soybean	Long	49	11/14/2011	(53)
Soybean Meal	Long	115	12/14/2011	(18)
Soybean Oil	Long	18	12/14/2011	(23)
Sugar #11	Long	11	09/30/2011	19
TOPIX Index	Long	28	09/09/2011	(79)
United Kingdom Long Gilt Bond	Long	72	09/28/2011	497
Wheat	Short	(75)	09/14/2011	61
WTI Bullet Swap Financial	Short	(11)	08/19/2011	5
Zinc	Long	105	09/21/2011	312
Zinc	Short	(20)	09/21/2011	(106)
Zinc	Short	(8)	10/19/2011	(2)
Zinc	Long	8	10/19/2011	5

				$4,177

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AQR Managed Futures Strategy
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(2,981)	09/21/2011	$(3,085)	$(168)
Australian Dollar	25,292	09/21/2011	26,710	889
Australian Dollar	(267)	09/21/2011	(276)	(16)
Australian Dollar	(273)	09/21/2011	(288)	(10)
Australian Dollar	(377)	09/21/2011	(398)	(14)
Australian Dollar	820	09/21/2011	890	5
Australian Dollar	(5,604)	09/21/2011	(5,902)	(213)
Australian Dollar	(1,015)	09/21/2011	(1,069)	(39)
Australian Dollar	(450)	09/21/2011	(476)	(15)
Australian Dollar	(3,215)	09/21/2011	(3,394)	(114)
Brazilian Real	(660)	09/21/2011	(411)	(10)
Brazilian Real	170	09/21/2011	105	3
Brazilian Real	90	09/21/2011	55	2
Brazilian Real	580	09/21/2011	360	10
Brazilian Real	4,450	09/21/2011	2,749	90
Brazilian Real	(360)	09/21/2011	(227)	(3)
Brazilian Real	(120)	09/21/2011	(75)	(2)
Brazilian Real	80	09/21/2011	49	2
Canadian Dollar	1,432	09/21/2011	1,496	1
Canadian Dollar	7,644	09/21/2011	7,918	74
Canadian Dollar	(2,143)	09/21/2011	(2,165)	(76)
Canadian Dollar	(2,127)	09/21/2011	(2,157)	(67)
Canadian Dollar	4,263	09/21/2011	4,503	(46)
Canadian Dollar	6,341	09/21/2011	6,530	99
Canadian Dollar	(4,056)	09/21/2011	(4,143)	(97)
Canadian Dollar	658	09/21/2011	678	10
Canadian Dollar	(2,904)	09/21/2011	(2,992)	(45)
Canadian Dollar	(2,582)	09/21/2011	(2,638)	(61)
Chilean Peso	300,000	09/21/2011	636	15
Colombian Peso	370,000	09/21/2011	206	2
Czech Republic Koruna	(11,900)	09/21/2011	(688)	(19)
Czech Republic Koruna	36,800	09/21/2011	2,203	(16)
Czech Republic Koruna	7,700	09/21/2011	466	(9)
Czech Republic Koruna	70,700	09/21/2011	4,142	58
Czech Republic Koruna	5,600	09/21/2011	331	2
Czech Republic Koruna	1,700	09/21/2011	101	♦
Czech Republic Koruna	(33,900)	09/21/2011	(1,954)	(60)
Czech Republic Koruna	(23,800)	09/21/2011	(1,388)	(26)
Euro	(6,128)	09/21/2011	(8,713)	(82)
Euro	(3,157)	09/21/2011	(4,499)	(32)
Euro	(1,686)	09/21/2011	(2,432)	12
Euro	(4,230)	09/21/2011	(6,062)	(8)
Euro	(5,702)	09/21/2011	(8,078)	(105)
Euro	(5,623)	09/21/2011	(7,799)	(271)
Euro	2,490	09/21/2011	3,490	83
Euro	5,197	09/21/2011	7,355	103
Euro	4,545	09/21/2011	6,539	(16)
Euro	1,000	09/21/2011	1,427	8
Euro	(7,597)	09/21/2011	(10,721)	(181)
Euro	11,895	09/21/2011	16,952	119
Euro	(13,852)	09/21/2011	(19,552)	(326)
Euro	(3,480)	09/21/2011	(5,036)	42
Euro	(210)	09/21/2011	(302)	1
Euro	11,748	09/21/2011	16,814	46
Euro	(210)	09/21/2011	(296)	(6)
Euro	(1,027)	09/21/2011	(1,473)	(1)
Euro	14,921	09/21/2011	21,804	(390)
Euro	(15,530)	09/21/2011	(22,313)	27
Hungarian Forint	(160,000)	09/21/2011	(829)	(18)
Hungarian Forint	(113,000)	09/21/2011	(578)	(20)
Hungarian Forint	(17,000)	09/21/2011	(91)	1
Hungarian Forint	951,000	09/21/2011	5,083	(48)
Hungarian Forint	(176,000)	09/21/2011	(929)	(3)
Hungarian Forint	(95,000)	09/21/2011	(488)	(15)
Indian Rupee	(7,000)	09/21/2011	(154)	(3)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)
			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Indian Rupee	(141,000)	09/21/2011	$(3,087)	$(75)
Indian Rupee	54,000	09/21/2011	1,187	23
Indian Rupee	(29,000)	09/21/2011	(645)	(5)
Indian Rupee	80,000	09/21/2011	1,757	36
Indian Rupee	(77,000)	09/21/2011	(1,690)	(36)
Indian Rupee	79,000	09/21/2011	1,764	7
Indian Rupee	58,000	09/21/2011	1,275	25
Indian Rupee	32,000	09/21/2011	703	14
Indian Rupee	101,000	09/21/2011	2,220	44
Indian Rupee	171,000	09/21/2011	3,758	76
Indian Rupee	1,000	09/21/2011	22	♦
Indonesian Rupiah	24,700,000	09/21/2011	2,861	26
Israeli Shekel	8,100	09/21/2011	2,348	11
Israeli Shekel	200	09/21/2011	59	♦
Israeli Shekel	(1,000)	09/21/2011	(291)	♦
Israeli Shekel	(3,000)	09/21/2011	(859)	(15)
Israeli Shekel	(1,500)	09/21/2011	(434)	(3)
Japanese Yen	1,187,966	09/21/2011	14,712	730
Japanese Yen	1,339,164	09/21/2011	16,652	755
Japanese Yen	(413,000)	09/21/2011	(5,118)	(250)
Japanese Yen	(37,000)	09/21/2011	(469)	(12)
Japanese Yen	(173,158)	09/21/2011	(2,219)	(31)
Japanese Yen	693,027	09/21/2011	8,584	424
Japanese Yen	521,250	09/21/2011	6,492	284
Japanese Yen	(845,723)	09/21/2011	(10,582)	(411)
Japanese Yen	580,703	09/21/2011	7,176	372
Japanese Yen	(678,477)	09/21/2011	(8,387)	(432)
Japanese Yen	(3,380,441)	09/21/2011	(42,151)	(1,787)
Japanese Yen	1,109,013	09/21/2011	13,931	484
Japanese Yen	103,993	09/21/2011	1,289	62
Japanese Yen	(117,000)	09/21/2011	(1,456)	(65)
Japanese Yen	1,022,708	09/21/2011	12,734	559
Japanese Yen	(1,491,765)	09/21/2011	(18,335)	(1,056)
Japanese Yen	(618,694)	09/21/2011	(7,853)	(190)
Japanese Yen	285,524	09/21/2011	3,563	149
Japanese Yen	1,168,891	09/21/2011	14,745	448
Japanese Yen	(1,014,413)	09/21/2011	(12,594)	(592)
Malaysian Ringgit	(1,900)	09/21/2011	(622)	(15)
Malaysian Ringgit	(1,200)	09/21/2011	(396)	(7)
Malaysian Ringgit	(5,100)	09/21/2011	(1,667)	(45)
Malaysian Ringgit	1,500	09/21/2011	496	7
Malaysian Ringgit	3,000	09/21/2011	995	12
Malaysian Ringgit	2,200	09/21/2011	725	13
Malaysian Ringgit	2,900	09/21/2011	953	21
Malaysian Ringgit	300	09/21/2011	100	1
Malaysian Ringgit	2,200	09/21/2011	741	(3)
Malaysian Ringgit	2,000	09/21/2011	662	10
Malaysian Ringgit	200	09/21/2011	66	1
Mexican Peso	(4,400)	09/21/2011	(369)	(4)
Mexican Peso	18,000	09/21/2011	1,502	24
Mexican Peso	(1,900)	09/21/2011	(161)	♦
Mexican Peso	(15,700)	09/21/2011	(1,308)	(23)
Mexican Peso	1,700	09/21/2011	144	♦
Mexican Peso	(9,300)	09/21/2011	(786)	(3)
Mexican Peso	12,100	09/21/2011	1,031	(5)
Mexican Peso	86,400	09/21/2011	7,338	(12)
Mexican Peso	(30,200)	09/21/2011	(2,525)	(36)
New Zealand Dollar	25,805	09/21/2011	20,919	1,679
New Zealand Dollar	(622)	09/21/2011	(504)	(41)
New Zealand Dollar	1,028	09/21/2011	842	58
New Zealand Dollar	(109)	09/21/2011	(87)	(8)
New Zealand Dollar	(4,826)	09/21/2011	(3,959)	(267)
New Zealand Dollar	7,947	09/21/2011	6,443	516
Norwegian Krone	11,161	09/21/2011	2,077	(11)
Norwegian Krone	14,574	09/21/2011	2,706	(7)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)
			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Norwegian Krone	1,616	09/21/2011	$300	$ ♦
Norwegian Krone	(26,337)	09/21/2011	(4,690)	(186)
Norwegian Krone	65,132	09/21/2011	12,031	26
Norwegian Krone	20,493	09/21/2011	3,775	18
Norwegian Krone	(26,789)	09/21/2011	(4,797)	(163)
Norwegian Krone	3,358	09/21/2011	605	16
Norwegian Krone	10,226	09/21/2011	1,880	13
Norwegian Krone	(24,902)	09/21/2011	(4,485)	(125)
Norwegian Krone	2,917	09/21/2011	540	♦
Norwegian Krone	14,322	09/21/2011	2,616	35
Norwegian Krone	20,008	09/21/2011	3,664	40
Norwegian Krone	(30,864)	09/21/2011	(5,520)	(194)
Philippine Peso	12,000	09/21/2011	282	2
Philippine Peso	102,000	09/21/2011	2,353	58
Philippine Peso	23,000	09/21/2011	536	8
Philippine Peso	19,000	09/21/2011	441	8
Philippine Peso	(7,000)	09/21/2011	(162)	(4)
Philippine Peso	(13,000)	09/21/2011	(298)	(9)
Philippine Peso	(15,000)	09/21/2011	(343)	(11)
Philippine Peso	(2,000)	09/21/2011	(46)	(1)
Philippine Peso	(21,000)	09/21/2011	(480)	(17)
Polish Zloty	100	09/21/2011	37	(1)
Polish Zloty	16,700	09/21/2011	6,026	(56)
Polish Zloty	(4,300)	09/21/2011	(1,519)	(18)
Polish Zloty	3,100	09/21/2011	1,128	(20)
Polish Zloty	(400)	09/21/2011	(143)	♦
Polish Zloty	(900)	09/21/2011	(313)	(9)
Polish Zloty	(4,100)	09/21/2011	(1,403)	(63)
Polish Zloty	(4,200)	09/21/2011	(1,457)	(44)
Pound Sterling	1,306	09/21/2011	2,143	♦
Pound Sterling	(6,553)	09/21/2011	(10,443)	(308)
Pound Sterling	628	09/21/2011	1,010	20
Pound Sterling	648	09/21/2011	1,070	(7)
Pound Sterling	2,856	09/21/2011	4,664	22
Pound Sterling	(120)	09/21/2011	(190)	(7)
Pound Sterling	(370)	09/21/2011	(590)	(17)
Pound Sterling	1,541	09/21/2011	2,540	(12)
Pound Sterling	2,200	09/21/2011	3,615	(6)
Pound Sterling	3,364	09/21/2011	5,526	(7)
Pound Sterling	(1,160)	09/21/2011	(1,861)	(42)
Pound Sterling	(837)	09/21/2011	(1,347)	(26)
Pound Sterling	(1,070)	09/21/2011	(1,711)	(44)
Pound Sterling	(1,506)	09/21/2011	(2,471)	1
Pound Sterling	993	09/21/2011	1,621	8
Pound Sterling	(5,363)	09/21/2011	(8,789)	(9)
Pound Sterling	1,292	09/21/2011	2,089	30
Pound Sterling	1,046	09/21/2011	1,672	44
Pound Sterling	(680)	09/21/2011	(1,097)	(18)
Pound Sterling	1,000	09/21/2011	1,621	19
Republic of Korea Won	680,000	09/21/2011	628	17
Republic of Korea Won	5,460,340	09/21/2011	5,020	153
Republic of Korea Won	543,890	09/21/2011	499	16
Republic of Korea Won	1,770,000	09/21/2011	1,617	60
Republic of Korea Won	180,000	09/21/2011	165	5
Republic of Korea Won	380,000	09/21/2011	350	10
Republic of Korea Won	560,000	09/21/2011	517	13
Republic of Korea Won	(1,720,000)	09/21/2011	(1,610)	(19)
Republic of Korea Won	(1,590,000)	09/21/2011	(1,464)	(42)
Russian Ruble	28,000	09/21/2011	979	29
Russian Ruble	3,000	09/21/2011	106	2
Russian Ruble	4,000	09/21/2011	142	2
Russian Ruble	101,000	09/21/2011	3,573	61
Russian Ruble	17,000	09/21/2011	614	(2)
Russian Ruble	23,000	09/21/2011	817	11
Russian Ruble	(17,000)	09/21/2011	(600)	(11)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)
			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Russian Ruble	5,000	09/21/2011	$176	$3
Russian Ruble	(13,000)	09/21/2011	(456)	(11)
Russian Ruble	42,000	09/21/2011	1,474	37
Russian Ruble	(79,000)	09/21/2011	(2,817)	(26)
Singapore Dollar	520	09/21/2011	431	1
Singapore Dollar	200	09/21/2011	164	2
Singapore Dollar	3,400	09/21/2011	2,747	77
Singapore Dollar	1,850	09/21/2011	1,503	33
Singapore Dollar	40	09/21/2011	32	1
Singapore Dollar	160	09/21/2011	130	3
Singapore Dollar	890	09/21/2011	723	16
Singapore Dollar	(2,110)	09/21/2011	(1,721)	(32)
Singapore Dollar	(2,250)	09/21/2011	(1,814)	(55)
Singapore Dollar	1,530	09/21/2011	1,247	24
Singapore Dollar	(90)	09/21/2011	(73)	(2)
Singapore Dollar	270	09/21/2011	219	5
Singapore Dollar	(1,260)	09/21/2011	(1,029)	(18)
Singapore Dollar	(1,900)	09/21/2011	(1,536)	(42)
South African Rand	(10,000)	09/21/2011	(1,421)	(64)
South African Rand	(4,700)	09/21/2011	(676)	(22)
South African Rand	(200)	09/21/2011	(29)	(1)
South African Rand	2,200	09/21/2011	316	11
South African Rand	3,900	09/21/2011	565	14
South African Rand	8,300	09/21/2011	1,232	♦
South African Rand	2,300	09/21/2011	335	6
South African Rand	2,300	09/21/2011	336	6
Swedish Krona	(16,652)	09/21/2011	(2,499)	(141)
Swedish Krona	17,534	09/21/2011	2,832	(53)
Swedish Krona	56,041	09/21/2011	9,018	(135)
Swedish Krona	3,826	09/21/2011	608	(2)
Swedish Krona	(2,141)	09/21/2011	(332)	(7)
Swedish Krona	5,802	09/21/2011	920	♦
Swedish Krona	(4,280)	09/21/2011	(651)	(27)
Swedish Krona	(3,097)	09/21/2011	(473)	(18)
Swedish Krona	(37,646)	09/21/2011	(5,756)	(211)
Swedish Krona	(22,655)	09/21/2011	(3,582)	(9)
Swedish Krona	(1,392)	09/21/2011	(212)	(8)
Swiss Franc	(4,430)	09/21/2011	(5,200)	(433)
Swiss Franc	(199)	09/21/2011	(236)	(17)
Swiss Franc	(3,007)	09/21/2011	(3,604)	(219)
Swiss Franc	17,906	09/21/2011	21,174	1,598
Swiss Franc	4,367	09/21/2011	5,155	398
Swiss Franc	(865)	09/21/2011	(1,034)	(66)
Swiss Franc	(5,442)	09/21/2011	(6,504)	(416)
Swiss Franc	(3,385)	09/21/2011	(3,950)	(355)
Swiss Franc	(1,176)	09/21/2011	(1,411)	(84)
Swiss Franc	839	09/21/2011	1,024	43
Swiss Franc	749	09/21/2011	878	75
Swiss Franc	3,345	09/21/2011	3,999	255
Taiwan Dollar	(64,000)	09/21/2011	(2,217)	(3)
Taiwan Dollar	12,000	09/21/2011	418	(1)
Taiwan Dollar	(21,000)	09/21/2011	(733)	4
Taiwan Dollar	8,000	09/21/2011	282	(5)
Taiwan Dollar	41,000	09/21/2011	1,440	(17)
Taiwan Dollar	(31,000)	09/21/2011	(1,087)	12
Taiwan Dollar	(34,000)	09/21/2011	(1,179)	♦
Taiwan Dollar	(10,000)	09/21/2011	(348)	1
Taiwan Dollar	35,000	09/21/2011	1,217	(2)
Taiwan Dollar	(38,000)	09/21/2011	(1,316)	(3)
Turkish Lira	(1,400)	09/21/2011	(838)	17
Turkish Lira	(1,420)	09/21/2011	(874)	41
Turkish Lira	(1,630)	09/21/2011	(981)	25
Turkish Lira	(510)	09/21/2011	(312)	13
Turkish Lira	2,740	09/21/2011	1,705	(99)
Turkish Lira	(1,020)	09/21/2011	(586)	(12)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (continued)
			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Turkish Lira	(780)	09/21/2011	$(465)	$8
Turkish Lira	(1,220)	09/21/2011	(741)	26
Turkish Lira	(830)	09/21/2011	(511)	24

				$(111)

NOTES TO SCHEDULE OF INVESTMENTS:

#	Aggregate cost for federal income tax purposes is $158,981.

(A)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

b	Cash in the amount of $4,250 has been segregated by the custodian as collateral for the benefit of the broker for open swap contracts.

ε	Cash in the amount of $7,529 is segregated as collateral with the broker to cover margin requirements for open futures contracts.

♦	Value is less than $1.

┌	Contract amounts are not in thousands.
DEFINITIONS:

AEX	Amsterdam Exchange
ASX	Australian Securities Exchange
BRC	Barclays Bank PLC
CAC	Compagnie des Agents de Change (French stock market index)
CNX	CRISIL NSE (National Stock Exchange) Indices (India stock exchange)
DAX	Deutscher Aktien
DJIA	Dow Jones Industrial Average
EURIBOR	Euro InterBank Offered Rate
FTSE	Financial Times Stock Exchange
IBEX	International Business Exchange (initiative funded by the European Commission)
JSE	Johannesburg Stock Exchange
KOSPI	Korea Composite Stock Price Index
LME	London Metal Exchange
MIB	Milano Indice Borsa (Milan, Italian Stock Exchange)
MLC	Merrill Lynch Capital Services
MSCI	Morgan Stanley Capital International
NYMEX	New York Mercantile Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SGX	Singapore Exchange
TOPIX	Tokyo Stock Price Index
TSE	Toronto Stock Exchange
WTI	West Texas Intermediate

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica AQR Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Investment Companies	$158,981	$—	$—	$158,981

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
	Prices	Inputs	Inputs	07/31/2011
Other Financial Instruments ₣
Total Return Swaps - Appreciation	$—	$789	$—	$789
Total Return Swaps - Depreciation		(6)	—	(6)
Futures Contracts - Appreciation	7,581	—	—	7,581
Futures Contracts - Depreciation	(3,404)	—	—	(3,404)
Forward Foreign Currency Contracts - Appreciation	—	12,101	—	12,101
Forward Foreign Currency Contracts - Depreciation	—	(12,212)	—	(12,212)
Total	$4,177	$672	$—	$4,849

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.1% €
Bonds - 42.3%
Transamerica AEGON Flexible Income	1,887,980	$17,237
Transamerica AEGON High Yield Bond	7,904,892	73,990
Transamerica AEGON Short-Term Bond	7,120,580	73,271
Transamerica JPMorgan Core Bond	12,489,876	131,018
Transamerica JPMorgan International Bond	711,591	8,119
Transamerica Morgan Stanley Emerging Markets Debt	2,579,768	27,836
Transamerica PIMCO Total Return	17,641,062	183,819
Capital Preservation - 0.5%
Transamerica AEGON Money Market	5,657,503	5,658
Global/International Stocks - 5.9%
Transamerica Hansberger International Value	531,940	4,266
Transamerica MFS International Equity	1,098,107	10,190
Transamerica Neuberger Berman International	784,235	7,654
Transamerica Oppenheimer Developing Markets	957,791	13,026
Transamerica Schroders International Small Cap	1,354,148	14,205
Transamerica Thornburg International Value	1,402,024	16,433
Transamerica WMC Emerging Markets	481,829	6,437
Inflation-Protected Securities - 6.0%
Transamerica PIMCO Real Return TIPS	6,428,075	72,702
Tactical and Specialty - 15.8%
Transamerica AQR Managed Futures Strategy	2,205,816	21,816
Transamerica BlackRock Global Allocation	1,987,967	22,961
Transamerica Clarion Global Real Estate Securities	81,693	1,043
Transamerica First Quadrant Global ‡	3,016,453	17,254
Transamerica Goldman Sachs Commodity Strategy	1,247,235	14,605
Transamerica JPMorgan Long/Short Strategy ‡	1,929,424	15,493
Transamerica Loomis Sayles Bond	7,672,277	85,700
Transamerica Water Island Arbitrage Strategy ‡	1,318,845	13,320
U.S. Stocks - 29.6%
Transamerica BlackRock Large Cap Value	5,839,077	54,128
Transamerica Jennison Growth	5,426,690	73,261
Transamerica JPMorgan Mid Cap Value	1,080,699	12,115
Transamerica Morgan Stanley Growth Opportunities	1,068,766	13,573
Transamerica Morgan Stanley Mid-Cap Growth	953,317	13,823
Transamerica Morgan Stanley Small Company Growth	773,528	9,646
Transamerica Oppenheimer Small- & Mid- Cap Value	1,134,807	11,859
Transamerica Third Avenue Value	924,470	21,549
Transamerica UBS Large Cap Value	2,405,862	23,553
Transamerica WMC Diversified Equity	2,307,853	35,287
Transamerica WMC Diversified Growth ‡	3,876,720	38,961
Transamerica WMC Quality Value	4,891,892	52,735

Total Investment Companies (cost $1,091,785)		1,218,543

	Principal	Value
REPURCHASE AGREEMENT - 0.0% ∞
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $30 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, with a value of $34.	$30	30
Total Repurchase Agreement (cost $30)

Total Investment Securities (cost $1,091,815) #		1,218,573
Other Assets and Liabilities - Net		(1,786)

Net Assets		$1,216,787

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

∞	Percentage rounds to less than 0.1%

#	Aggregate cost for federal income tax purposes is $1,091,815. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $132,427 and $5,669, respectively. Net unrealized appreciation for tax purposes is $126,758.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	07/31/2011
Investment Companies	1,218,543	—	—	1,218,543
Repurchase Agreement	—	30	—	30
Total	$1,218,543	$30	$—	$1,218,573

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Asset Allocation - Growth Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.2% €
Capital Preservation - 0.0%∞
Transamerica AEGON Money Market	60,236	60
Global/International Stocks - 21.4%
Transamerica Hansberger International Value	4,181,088	33,532
Transamerica MFS International Equity	3,333,352	30,934
Transamerica Neuberger Berman International	7,088,105	69,179
Transamerica Oppenheimer Developing Markets	6,105,852	83,039
Transamerica Schroders International Small Cap	6,440,206	67,558
Transamerica Thornburg International Value	4,788,784	56,125
Transamerica WMC Emerging Markets	617,645	8,252
Tactical and Specialty - 6.9%
Transamerica AQR Managed Futures Strategy	606,151	5,995
Transamerica BlackRock Global Allocation	1,083,294	12,512
Transamerica Clarion Global Real Estate Securities	4,532,865	57,885
Transamerica First Quadrant Global Macro ‡	1,041,300	5,956
Transamerica Goldman Sachs Commodity Strategy	1,465,604	17,162
Transamerica JPMorgan Long/Short Strategy ‡	767,953	6,167
Transamerica Water Island Arbitrage Strategy ‡	603,617	$6,097
U.S. Stocks - 71.9%
Transamerica BlackRock Large Cap Value	20,275,020	187,949
Transamerica Jennison Growth	19,872,961	268,286
Transamerica JPMorgan Mid Cap Value	3,460,065	38,787
Transamerica Morgan Stanley Growth Opportunities	1,310,420	16,642
Transamerica Morgan Stanley Mid-Cap Growth	3,063,715	44,424
Transamerica Morgan Stanley Small Company Growth	2,240,352	27,937
Transamerica Oppenheimer Small- & Mid- Cap Value	3,897,866	40,733
Transamerica Third Avenue Value	2,377,761	55,426
Transamerica UBS Large Cap Value	8,806,797	86,219
Transamerica WMC Diversified Equity	6,815,779	104,213
Transamerica WMC Diversified Growth ‡	11,586,706	116,446
Transamerica WMC Quality Value	17,001,081	183,271

Total Investment Companies (cost $1,345,134) #		1,630,786
Other Assets and Liabilities — Net		(3,273)

Net Assets		$1,627,513

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%

#	Aggregate cost for federal income tax purposes is $1,345,134. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $307,426 and $21,774, respectively. Net unrealized appreciation for tax purposes is $285,652.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	07/31/2011
Investment Companies	$1,630,786	$—	$—	$1,630,786

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Asset Allocation - Moderate Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.2% €
Bonds - 28.8%
Transamerica AEGON Flexible Income	5,053,129	$46,135
Transamerica AEGON High Yield Bond	14,782,081	138,360
Transamerica AEGON Short-Term Bond	7,306,030	75,179
Transamerica JPMorgan Core Bond	8,634,417	90,575
Transamerica JPMorgan International Bond	2,245,079	25,616
Transamerica Morgan Stanley Emerging Markets Debt	4,563,776	49,243
Transamerica PIMCO Total Return	23,111,735	240,825
Capital Preservation - 0.2%
Transamerica AEGON Money Market	4,457,768	4,458
Global/International Stocks - 9.0%
Transamerica Hansberger International Value	2,037,734	16,343
Transamerica MFS International Equity	3,495,810	32,441
Transamerica Neuberger Berman International	2,844,315	27,761
Transamerica Oppenheimer Developing Markets	2,489,930	33,863
Transamerica Schroders International Small Cap	3,952,795	41,464
Transamerica Thornburg International Value	2,974,694	34,863
Transamerica WMC Emerging Markets	1,526,165	20,390
Inflation-Protected Securities - 5.0%
Transamerica PIMCO Real Return TIPS	10,290,170	116,382
Tactical and Specialty - 16.9%
Transamerica AQR Managed Futures Strategy	4,769,814	47,173
Transamerica BlackRock Global Allocation	4,070,281	47,012
Transamerica Clarion Global Real Estate Securities	3,397,803	43,390
Transamerica First Quadrant Global Macro ‡	4,854,571	27,768
Transamerica Goldman Sachs Commodity Strategy	3,272,678	38,323
Transamerica JPMorgan Long/Short Strategy ‡	2,668,210	21,426
Transamerica Loomis Sayles Bond	13,112,581	146,468
Transamerica Water Island Arbitrage Strategy ‡	1,923,337	19,426
U.S. Stocks - 40.3%
Transamerica BlackRock Large Cap Value	13,946,636	$129,285
Transamerica Jennison Growth	12,836,130	173,289
Transamerica JPMorgan Mid Cap Value	3,969,427	44,497
Transamerica Morgan Stanley Growth Opportunities	3,687,650	46,833
Transamerica Morgan Stanley Mid-Cap Growth	2,484,288	36,022
Transamerica Morgan Stanley Small Company Growth	1,380,489	17,215
Transamerica Oppenheimer Small- & Mid- Cap Value	3,319,181	34,685
Transamerica Third Avenue Value	1,959,284	45,671
Transamerica UBS Large Cap Value	5,933,752	58,091
Transamerica WMC Diversified Equity	6,013,373	91,944
Transamerica WMC Diversified Growth ‡	12,602,450	126,655
Transamerica WMC Quality Value	11,792,436	127,122

Total Investment Companies (cost $2,044,627) #		2,316,193
Other Assets and Liabilities — Net		(5,065)

Net Assets		$2,311,128

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the 12 share class of the affiliated Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $2,044,627. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $293,400 and $21,834, respectively. Net unrealized appreciation for tax purposes is $271,566.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	07/31/2011
Investment Companies	$2,316,193	$—	$—	$2,316,193

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Asset Allocation - Moderate Growth Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.2% €
Bonds - 15.2%
Transamerica AEGON High Yield Bond	16,451,052	$153,982
Transamerica AEGON Short-Term Bond	1,769,359	18,207
Transamerica JPMorgan Core Bond	5,601,563	58,760
Transamerica JPMorgan International Bond	4,418,093	50,410
Transamerica Morgan Stanley Emerging Markets Debt	5,316,924	57,370
Transamerica PIMCO Total Return	15,108,218	157,428
Global/International Stocks - 15.0%
Transamerica Hansberger International Value	4,755,819	38,142
Transamerica MFS International Equity	4,260,373	39,536
Transamerica Neuberger Berman International	9,287,827	90,649
Transamerica Oppenheimer Developing Markets	8,971,148	122,007
Transamerica Schroders International Small Cap	6,451,876	67,680
Transamerica Thornburg International Value	7,141,343	83,697
Transamerica WMC Emerging Markets	3,520,630	47,036
Inflation-Protected Securities - 1.7%
Transamerica PIMCO Real Return TIPS	4,788,497	54,158
Tactical and Specialty - 12.7%
Transamerica AQR Managed Futures Strategy	6,450,770	63,798
Transamerica BlackRock Global Allocation	6,706,644	77,461
Transamerica Clarion Global Real Estate Securities	5,499,413	70,228
Transamerica First Quadrant Global Macro ‡	5,769,693	33,003
Transamerica Goldman Sachs Commodity Strategy	5,887,741	68,945
Transamerica JPMorgan Long/Short Strategy ‡	3,167,072	25,432
Transamerica Loomis Sayles Bond	5,987,142	66,876
Transamerica Water Island Arbitrage Strategy ‡	888,003	8,969
U.S. Stocks - 55.6%
Transamerica BlackRock Large Cap Value	32,533,567	301,587
Transamerica Jennison Growth	21,672,878	292,584
Transamerica JPMorgan Mid Cap Value	7,494,295	84,011
Transamerica Morgan Stanley Growth Opportunities	4,039,616	51,303
Transamerica Morgan Stanley Mid-Cap Growth	4,588,242	66,530
Transamerica Morgan Stanley Small Company Growth	2,251,030	28,070
Transamerica Oppenheimer Small- & Mid- Cap Value	6,102,688	63,773
Transamerica Third Avenue Value	4,040,071	94,174
Transamerica UBS Large Cap Value	12,683,988	124,176
Transamerica WMC Diversified Equity	13,098,317	200,273
Transamerica WMC Diversified Growth ‡	21,723,483	218,321
Transamerica WMC Quality Value	27,229,516	293,534

Total Investment Companies (cost $2,843,508) #		3,272,110
Other Assets and Liabilities — Net		(6,322)

Net Assets		$3,265,788

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $2,843,508. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $471,070 and $42,468, respectively. Net unrealized appreciation for tax purposes is $428,602.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	07/31/2011
Investment Companies	$3,272,110	$—	$—	$3,272,110

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 8.3%
United States - 8.3%
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/2027		$1,006	$1,222
U.S. Treasury Note
0.63%, 07/31/2012		1,735	1,741
2.25%, 01/31/2015 - 03/31/2016		9,726	10,209
2.38%, 02/28/2015		3,698	3,909
2.50%, 03/31/2015 Λ		4,227	4,489
2.63%, 12/31/2014 γ		3,520	3,748
2.63%, 08/15/2020		6,611	6,590
3.50%, 05/15/2020 Λ		8,142	8,741

Total U.S. Government Obligations (cost $39,130)			40,649

FOREIGN GOVERNMENT OBLIGATIONS - 8.5%
Australia - 0.3%
Australia Government Bond
5.50%, 12/15/2013 Λ	AUD	1,350	1,520
Brazil - 1.6%
Brazil Notas do Tesouro Nacional
6.00%, 05/15/2015	BRL	1,045	1,358
10.00%, 01/01/2017 - 01/01/2021	BRL	11,427	6,465
Canada - 0.3%
Canadian Government Bond
3.50%, 06/01/2020	CAD	686	764
4.00%, 06/01/2016	CAD	455	520
Germany - 2.4%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR	2,890	4,509
4.25%, 07/04/2017	EUR	3,560	5,763
Deutsche Bundesrepublik Inflation Linked Bond
1.50%, 04/15/2016	EUR	313	478
Federal Republic of Germany
1.50%, 09/21/2012 - 144A	EUR	1,450	1,472
Hong Kong - 0.4%
Hong Kong Government Bond
1.67%, 03/24/2014	HKD	1,550	205
2.03%, 03/18/2013	HKD	10,650	1,406
4.13%, 02/22/2013	HKD	3,350	456
Korea, Republic of - 0.4%
Export-Import Bank of Korea
4.13%, 09/09/2015		$725	764
Korea Development Bank
4.00%, 09/09/2016 Λ		527	550
4.38%, 08/10/2015		492	523
Malaysia - 0.5%
Malaysia Government Bond
2.51%, 08/27/2012	MYR	6,293	2,112
3.83%, 09/28/2011	MYR	800	270
Republic of Malaysia
3.46%, 07/31/2013	MYR	217	74
Netherlands - 0.1%
Netherlands Government Bond
3.75%, 07/15/2014	EUR	300	458
New Zealand - 0.1%
Republic of New Zealand
4.50%, 02/15/2016	NZD	200	287
Poland - 0.2%
Republic of Poland
3.00%, 08/24/2016	PLN	2,238	821
Turkey - 0.3%
Republic of Turkey
4.00%, 04/01/2020	TRY	408	257
10.00%, 01/09/2013	TRY	273	165
10.50%, 01/15/2020	TRY	1,955	1,227
Ukraine - 0.1%
Republic of Ukraine
6.88%, 09/23/2015 - 144A		$110	115
7.75%, 09/23/2020 - 144A		195	204
United Kingdom - 1.8%
United Kingdom Gilt
4.00%, 09/07/2016	GBP	1,500	2,733
4.75%, 03/07/2020	GBP	3,153	5,981
Vietnam - 0.0% ∞
Socialist Republic of Vietnam
6.75%, 01/29/2020 - Reg S		$200	212

Total Foreign Government Obligations (cost $38,356)			41,669

MORTGAGE-BACKED SECURITY - 0.2%
United States - 0.2%
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
1.94%, 11/15/2015 - 144A *		1,203	1,116
Total Mortgage-Backed Security (cost $1,064)

ASSET-BACKED SECURITY - 0.0%8
Cayman Islands - 0.0% ∞
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
Zero Coupon, 12/15/2017		200	112
Total Asset-Backed Security (cost $177)

PREFERRED CORPORATE DEBT SECURITY - 0.2%
United Kingdom - 0.2%
Lloyds TSB Bank PLC
13.00%, 01/21/2029 Ž	GBP	500	1,026
Total Preferred Corporate Debt Security (cost $896)

CORPORATE DEBT SECURITIES - 3.9%
Argentina - 0.0% ∞
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022 - 144A		$73	74
Australia - 0.1%
TFS Corp. Ltd
11.00%, 07/15/2018 - 144A		515	529
Brazil - 0.2%
Hypermarcas SA
6.50%, 04/20/2021 - 144A Λ		170	171
OGX Petroleo e Gas Participacoes SA
8.50%, 06/01/2018 - 144A		740	780
Canada - 0.1%
Viterra, Inc.
5.95%, 08/01/2020 - 144A		370	391

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

Cayman Islands - 0.3%
Cosan Finance, Ltd.
7.00%, 02/01/2017 - 144A		$90	$98
Hutchison Whampoa International 03/33, Ltd.
6.25%, 01/24/2014 - Reg S		100	110
Hutchison Whampoa International 09/16, Ltd.
4.63%, 09/11/2015 - 144A		242	261
4.63%, 09/11/2015 - Reg S		504	543
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 - 144A		389	412
Chile - 0.1%
Inversiones Alsacia SA
8.00%, 08/18/2018 - 144A		503	483
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd.
7.88%, 02/24/2041 - Reg S *		300	305
Korea, Republic of - 0.3%
Hana Bank
4.50%, 10/30/2015 - 144A		134	142
Hyundai Capital Services, Inc.
4.38%, 07/27/2016 - 144A		200	209
Hyundai Motor Manufacturing Czech SRO
4.50%, 04/15/2015 - 144A		148	157
Korea Electric Power Corp.
5.13%, 04/23/2034 - Reg S		579	619
7.95%, 04/01/2096 *		448	321
Luxembourg - 0.3%
Capsugel FinanceCo S.C.A.
9.88%, 08/01/2019 - 144A	EUR	100	146
Evraz Group SA
8.25%, 11/10/2015 - Reg S		$100	111
9.50%, 04/24/2018 - 144A		225	259
Intelsat Jackson Holdings SA
7.50%, 04/01/2021 - 144A		389	395
TNK-BP Finance SA
6.63%, 03/20/2017 - 144A Λ		452	495
7.50%, 07/18/2016 - 144A		200	229
Malaysia - 0.3%
Johor Corp.
1.00%, 07/31/2012 §	MYR	2,896	1,268
Mexico - 0.2%
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A		$474	491
Petroleos Mexicanos
6.00%, 03/05/2020 Λ		499	555
Singapore - 0.1%
Bumi Investment Pte, Ltd.
10.75%, 10/06/2017 - 144A		244	282
Yanlord Land Group, Ltd.
9.50%, 05/04/2017 - 144A		370	371
Supranational - 0.1%
European Investment Bank
3.63%, 10/15/2011	EUR	126	182
4.38%, 04/15/2013	EUR	300	450
Switzerland - 0.3%
Credit Suisse
10.25%, 07/17/2022	IDR	2,171,600	302
UBS AG
4.88%, 08/04/2020		$1,043	1,071
United Kingdom - 0.0% ∞
BP Capital Markets PLC
3.13%, 10/01/2015		207	217
United States - 1.4%
Advanced Micro Devices, Inc.
8.13%, 12/15/2017		140	149
Alberto-Culver Co.
5.15%, 06/01/2020		89	100
Ally Financial, Inc.
4.50%, 02/11/2014		841	836
Building Materials Corp., of America
6.88%, 08/15/2018 - 144A		111	114
Calpine Corp.
7.50%, 02/15/2021 - 144A		73	76
7.88%, 07/31/2020 - 144A		177	187
Calpine Corp. Escrow
8.75%, 07/15/2013 Ə		2,142	♦
CF Industries Holdings, Inc.
7.13%, 05/01/2020		113	132
Chrysler Group LLC
8.00%, 06/15/2019 - 144A Λ		463	448
8.25%, 06/15/2021 - 144A Λ		263	258
Consol Energy, Inc.
8.00%, 04/01/2017		675	744
DaVita, Inc.
6.38%, 11/01/2018		166	169
6.63%, 11/01/2020 Λ		148	151
DJO Finance LLC
9.75%, 10/15/2017 - 144A		50	51
EH Holding Corp.
6.50%, 06/15/2019 - 144A		48	49
7.63%, 06/15/2021 - 144A		89	92
Ford Motor Credit Co., LLC
5.75%, 02/01/2021		279	284
6.63%, 08/15/2017		112	123
7.00%, 04/15/2015		100	110
8.00%, 12/15/2016		100	115
Hertz Corp.
7.50%, 10/15/2018 - 144A		48	50
HSBC Finance Corp.
6.68%, 01/15/2021 - 144A		97	103
Kraft Foods, Inc.
4.13%, 02/09/2016		339	369
Linn Energy LLC
7.75%, 02/01/2021 - 144A		335	357
Morgan Stanley
3.80%, 04/29/2016		159	160
NRG Energy, Inc.
8.25%, 09/01/2020		110	113
Pemex Project Funding Master Trust
6.63%, 06/15/2035		268	292
Phibro Animal Health Corp.
9.25%, 07/01/2018 - 144A		52	54
Reliance Holdings USA, Inc.
4.50%, 10/19/2020 - 144A		294	281
SunGard Data Systems, Inc.
7.38%, 11/15/2018		200	203
Texas Industries, Inc.
9.25%, 08/15/2020		324	319

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

United States (continued)
Thermo Fisher Scientific, Inc.
3.20%, 05/01/2015		$171	$180
Valeant Pharmaceuticals International, Inc.

6.75%, 10/01/2017 - 144A		114	112

Total Corporate Debt Securities (cost $18,160)			19,210

CONVERTIBLE BONDS - 5.6%
Bermuda - 0.0% ∞
Celestial Nutrifoods, Ltd.
Zero Coupon, 06/12/2011 Џ § ‡	SGD	1,400	38
Canada - 0.3%
Daylight Energy, Ltd.
6.25%, 12/31/2014	CAD	223	244
Petrobakken Energy, Ltd.
3.13%, 02/08/2016 - Reg S		$800	754
Sino-Forest Corp.
5.00%, 08/01/2013 - 144A Λ §		556	367
Cayman Islands - 0.4%
China Milk Products Group, Ltd.
Zero Coupon, 01/05/2012		600	210
FU JI Food and Catering Services Holdings, Ltd.
Zero Coupon, 10/18/2010 Џ § ‡	CNY	2,700	63
Pyrus, Ltd.
7.50%, 12/20/2015 - 144A §		$500	518
Zeus Cayman
0.36%, 08/19/2013	JPY	87,000	1,129
China - 0.1%
China Petroleum & Chemical Corp.
2.14%, 04/24/2014 ▲	HKD	4,440	650
Germany - 0.2%
Kreditanstalt fuer Wiederaufbau
3.25%, 06/27/2013	EUR	800	1,196
India - 0.5%
REI Agro, Ltd.
5.50%, 11/13/2014 - 144A §		$640	714
Suzlon Energy, Ltd.
12.92%, 07/25/2014 § Λ		442	411
19.59%, 10/11/2012 ▲		450	521
19.82%, 06/12/2012		275	351
Tata Steel, Ltd.
1.00%, 09/05/2012		300	360
Japan - 0.0% ∞
Nagoya Railroad Co., Ltd.
0.76%, 03/30/2012 ▲	JPY	3,000	39
Jersey, Channel Islands - 0.7%
Aldar Funding, Ltd.
5.77%, 11/10/2011		$225	226
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2012		2,170	2,050
Fresenius Finance Jersey, Ltd.
5.63%, 08/14/2011	EUR	450	981
Luxembourg - 0.0%8
Subsea 7 SA
2.25%, 10/11/2013		$100	125
Malaysia - 0.2%
Berjaya Land Bhd
8.00%, 08/15/2011	MYR	1,240	424
IOI Capital Bhd
3.82%, 12/18/2011 ▲		$445	566
Paka Capital, Ltd.
Zero Coupon, 03/12/2013		200	198
Netherlands - 0.2%
Bio City Development Co. B.V.
8.00%, 07/06/2018 - 144A		1,200	1,200
Singapore - 1.1%
Capitaland, Ltd.
2.10%, 11/15/2016	SGD	500	412
2.95%, 06/20/2022	SGD	1,500	1,189
3.13%, 03/05/2018	SGD	1,500	1,311
Keppel Land, Ltd.
2.50%, 06/23/2013	SGD	200	168
Olam International, Ltd.
6.00%, 10/15/2016		$600	769
Wilmar International, Ltd.
1.05%, 12/18/2012 ▲		300	405
Yanlord Land Group, Ltd.
5.85%, 07/13/2014	SGD	500	417
Ying Li International Real Estate Ltd
4.00%, 03/03/2015	SGD	750	548
United Kingdom - 0.1%
Anglo American PLC
4.00%, 05/07/2014 - Reg S		$100	178
Essar Energy PLC
4.25%, 02/01/2016		500	425
United States - 1.8%
Advanced Micro Devices, Inc.
6.00%, 05/01/2015		966	983
Amylin Pharmaceuticals, Inc.
3.00%, 06/15/2014		336	312
Chesapeake Energy Corp.
2.50%, 05/15/2037 Λ		504	556
Electronic Arts, Inc.
0.75%, 07/15/2016 - 144A		366	363
Gilead Sciences, Inc.
0.63%, 05/01/2013		535	646
1.63%, 05/01/2016 - 144A Λ		148	174
Hologic, Inc.
2.00%, 12/15/2037 Λ		827	922
Intel Corp.
2.95%, 12/15/2035		380	390
3.25%, 08/01/2039		292	346
LAM Research Corp.
1.25%, 05/15/2018 - 144A		75	72
McMoRan Exploration Co.
5.25%, 10/06/2011		170	193
Mylan, Inc.
1.25%, 03/15/2012 Λ		201	212
3.75%, 09/15/2015		264	485

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

United States (continued)
Omnicare, Inc.
3.75%, 12/15/2025		$439	$564
SanDisk Corp.
1.00%, 05/15/2013		937	905
SBA Communications Corp.
1.88%, 05/01/2013 Λ		251	275
4.00%, 10/01/2014		207	290
SM Energy Co.
3.50%, 04/01/2027		232	332
Sonosite, Inc.
3.75%, 07/15/2014		108	119
Virgin Islands, British - 0.0% ∞
Hongkong Land CB 2005, Ltd.
2.75%, 12/21/2012 - Reg S		100	174

Total Convertible Bonds (cost $25,220)			27,470

LOAN ASSIGNMENTS - 0.5%
Indonesia - 0.1%
Multi Daerah Bersaing PT
7.25%, 04/13/2012 * §		366	367
United States - 0.4%
Globalspace Energy Resources, Tranche B
Zero Coupon, 12/01/2015		407	407
Obsidian Natural Gas Trust
7.00%, 11/02/2015 * § Δ		1,160	1,172
Vodafone Americas Finance, Tranche B
6.25%, 07/11/2016 § Ə		374	374

Total Loan Assignments (cost $2,296)			2,320

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill
0.08%, 10/06/2011 ▲		1,500	1,500
0.09%, 09/01/2011 - 09/08/2011 Λ▲		3,750	3,750
0.09%, 09/15/2011 - 10/20/2011 ▲		5,180	5,180

Total Short-Term U.S. Government Obligations (cost $10,430)			10,430

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Hong Kong - 0.3%
Hong Kong Treasury Bill
0.06%, 10/12/2011	HKD	11,500	1,475
Malaysia - 0.3%
Bank Negara Malaysia Monetary Notes
3.04%, 09/15/2011 ▲	MYR	4,792	1,609
Mexico - 0.7%
Mexico Cetes
4.81%, 09/22/2011 ▲	MXN	11,731	993
4.88%, 09/08/2011 ▲	MXN	8,069	672
4.93%, 08/11/2011 ▲	MXN	20,755	1,766
Singapore - 0.2%
Singapore Treasury Bill
0.22%, 10/20/2011	SGD	1,085	901

Total Short-Term Foreign Government Obligations (cost $7,286)			7,416

		Shares	Value
COMMON STOCKS - 63.5%
Argentina - 0.1%
Banco Macro SA ADR		1,900	$66
Cresud SACIF y A ADR		5,100	77
IRSA Inversiones y Representaciones SA ADR		6,000	76
Pampa Energia SA ADR		6,000	87
Telecom Argentina SA ADR		1,900	48
Australia - 1.3%
Asciano, Ltd.		62,900	115
BHP Billiton, Ltd.		52,289	2,380
CSL, Ltd.		15,254	514
Newcrest Mining, Ltd.		36,323	1,578
Rio Tinto, Ltd.		16,692	1,467
Telstra Corp., Ltd.		76,546	251
Woodside Petroleum, Ltd.		5,500	232
Austria - 0.0% ∞
Telekom Austria AG		8,596	105
Belgium - 0.1%
RHJ International ‡		42,300	284
RHJ International - 144A ‡ Ə		17,100	115
Bermuda - 0.8%
Arch Capital Group, Ltd. ‡ Λ		9,400	318
Axis Capital Holdings, Ltd.		1,656	53
Cheung Kong Infrastructure Holdings, Ltd.		45,200	260
China Resources Gas Group, Ltd.		142,000	210
Cosan, Ltd. — Class A		41,900	517
Endurance Specialty Holdings, Ltd. Λ		8,102	329
Freescale Semiconductor Holdings I, Ltd. ‡ Λ		36,300	592
Katanga Mining, Ltd. ‡ Λ		59,582	101
Marvell Technology Group, Ltd. ± ‡		16,110	239
Noble Group, Ltd. Λ		77,705	121
PartnerRe, Ltd.		1,819	122
Platinum Underwriters Holdings, Ltd. Λ		3,789	130
RenaissanceRe Holdings, Ltd. Λ		3,812	265
Validus Holdings, Ltd.		5,761	153
VimpelCom, Ltd. ADR		27,100	336
Brazil - 1.6%
All America Latina Logistica SA		21,830	158
Banco do Brasil SA		4,400	75
Banco Santander Brasil SA		16,400	154
Cia Energetica de Minas Gerais ADR		10,163	196
Cyrela Brazil Realty SA
Empreendimentos e Participacoes		42,200	414
Hypermarcas SA		105,500	811
MRV Engenharia e Participacoes SA		49,500	367
OGX Petroleo e Gas Participacoes SA ‡		20,600	171
Petroleo Brasileiro SA — Class A ADR		112,452	3,455
Qualicorp SA ‡		32,800	307
SLC Agricola SA		34,000	377
Telecomunicacoes de Sao Paulo SA ADR		43,230	1,371

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Canada - 2.6%
Alamos Gold, Inc.	26,450	$469
Barrick Gold Corp.	35,885	1,707
BCE, Inc.	1,200	46
Canadian Natural Resources, Ltd.	15,700	633
Canadian Pacific Railway, Ltd.	13,194	843
Cenovus Energy, Inc.	3,780	145
Daylight Energy, Ltd. Λ	47,260	453
Eldorado Gold Corp.	60,627	1,044
Goldcorp, Inc.	36,059	1,723
Iamgold Corp.	53,625	1,073
Kinross Gold Corp.	88,734	1,449
Magna International, Inc. — Class A	1,100	54
Potash Corp., of Saskatchewan, Inc.	5,160	298
Rogers Communications, Inc. — Class B	10,500	401
Silver Wheaton Corp.	21,900	790
Sino-Forest Corp. — Class A ‡ Λ	22,400	171
Suncor Energy, Inc.	9,325	357
Talisman Energy, Inc.	12,770	233
Teck Resources, Ltd. — Class B	1,110	55
TELUS Corp. ‡ Ə	3,570	196
Valeant Pharmaceuticals International, Inc. ± Λ	5,200	286
Viterra, Inc.	10,800	122
Cayman Islands - 0.3%
Chaoda Modern Agriculture Holdings, Ltd.	945,290	380
China Huiyuan Juice Group, Ltd.	7,600	4
Haitian International Holdings, Ltd.	15,100	18
Mindray Medical International, Ltd. ADR Λ	2,600	70
Mongolian Mining Corp. ‡	129,800	160
Tianjin Port Development Holdings, Ltd.	1,216,900	234
Yuanda China Holdings, Ltd. ‡	1,235,500	246
Zhongsheng Group Holdings, Ltd.	142,200	302
Chile - 0.1%
E.CL SA	98,600	262
Sociedad Quimica y Minera de Chile SA ADR	4,200	270
China - 0.7%
China BlueChemical, Ltd.	294,200	230
China Life Insurance Co., Ltd. ADR Λ	4,702	234
China Life Insurance Co., Ltd. — Class H	67,300	225
China Shenhua Energy Co., Ltd. — Class H	61,552	310
China Telecom Corp., Ltd.	311,500	203
CSR Corp., Ltd.	94,100	68
Dongfang Electric Corp., Ltd.	72,200	261
Dongfeng Motor Group Co., Ltd. — Class H	89,400	177
Guangshen Railway Co., Ltd.	378,900	148
Guangzhou Automobile Group Co., Ltd.	205,586	249
Huaneng Power International, Inc. — Class H	280,200	138
Jiangsu Expressway Co., Ltd. — Class H	117,300	114
Ping An Insurance Group Co. — Class H	22,238	217
Shanghai Electric Group Co., Ltd. — Class H	375,600	200
Shanghai Pharmaceuticals Holding Co., Ltd. ‡	117,600	261
Sinopharm Group Co., Ltd. — Class H	157,900	458
Xiamen International Port Co., Ltd. — Class H	286,500	51
Cyprus - 0.0% ∞
AFI Development PLC - Class B ‡	16,600	14
Czech Republic - 0.1%
CEZ AS	7,100	367
Egypt - 0.1%
Telecom Egypt	112,568	293
Finland - 0.1%
Fortum OYJ	20,483	543
France - 1.4%
ATOS	2,500	138
BNP Paribas SA	5,070	331
Cie Generale D’optique Essilor International SA	11,901	956
France Telecom SA Λ	15,467	321
GDF Suez	30,500	1,001
LVMH Moet Hennessy Louis Vuitton SA	3,860	710
Sanofi	9,440	736
Sanofi ADR	1,361	53
Technip SA	1,460	160
Total SA	15,116	821
Total SA ADR	15,400	832
Vivendi SA	23,570	566
Germany - 1.2%
Allianz SE	2,336	305
BASF SE	13,070	1,188
Bayer AG	7,381	593
Bayer AG ADR	300	24
Bayerische Motoren Werke AG	2,710	272
Beiersdorf AG	1,060	68
Daimler AG	9,600	699
Deutsche Bank AG	5,950	329
Deutsche Telekom AG ADR	2,600	40
Infineon Technologies AG	26,490	267
Kabel Deutschland Holding AG ‡	7,930	447
Lanxess AG	4,250	343
Muenchener Rueckversicherungs AG	1,220	181
Siemens AG	7,410	952
Guernsey, Channel Islands - 0.0% ∞
Amdocs, Ltd. ‡	2,036	64
Hong Kong - 1.1%
AIA Group, Ltd. ‡	58,700	216
Beijing Enterprises Holdings, Ltd.	188,320	950
Cheung Kong Holdings, Ltd.	23,500	359
China Mobile, Ltd.	117,300	1,166
China Resources Power Holdings Co., Ltd.	112,000	218
China Unicom, Ltd.	124,400	248
Hutchison Whampoa, Ltd.	44,700	520
Link Real Estate Investment Trust	244,567	860
Tianjin Development Holdings, Ltd. ‡	804,000	479
Wharf Holdings, Ltd.	61,877	454
India - 0.8%
Adani Enterprises, Ltd.	34,200	455
Adani Power, Ltd. ‡	154,001	351
Bharat Heavy Electricals, Ltd.	17,600	733
Container Corp., of India	3,030	76
Housing Development Finance Corp.	54,120	848
Larsen & Toubro, Ltd.	6,900	269
Reliance Industries, Ltd.	26,870	503
State Bank of India	9,570	506

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Indonesia - 0.1%
Bumi Resources PT	1,354,901	$486
Telekomunikasi Indonesia PT	154,800	134
Ireland - 0.4%
Accenture PLC - Class A	1,232	73
Covidien PLC	6,412	326
Ingersoll-Rand PLC	800	30
Seagate Technology PLC	21,900	304
XL Group PLC - Class A	54,571	1,119
Israel - 0.2%
Check Point Software Technologies, Ltd. ‡	1,300	75
Teva Pharmaceutical Industries, Ltd. ADR	18,780	876
Italy - 0.3%
Assicurazioni Generali SpA	9,820	187
ENI SpA	35,320	771
Intesa Sanpaolo SpA	100,910	234
Telecom Italia SpA	130,240	164
Japan - 6.9%
Aisin Seiki Co., Ltd.	8,430	326
Asahi Kasei Corp. Λ	43,600	309
Astellas Pharma, Inc.	6,100	237
Bank of Kyoto, Ltd. Λ	16,160	148
Bridgestone Corp.	13,800	343
Canon, Inc.	17,364	846
Daihatsu Motor Co., Ltd. Λ	17,680	311
Daiwa House Industry Co., Ltd.	18,270	246
Denso Corp.	11,370	407
East Japan Railway Co.	18,005	1,132
Fanuc Corp.	2,050	389
Fuji Heavy Industries, Ltd.	86,420	696
Futaba Industrial Co., Ltd. Λ	18,300	147
Hitachi Chemical Co., Ltd.	14,200	283
Hitachi, Ltd. Λ	39,900	248
Honda Motor Co., Ltd.	21,182	847
Hoya Corp.	24,189	589
INPEX Corp.	146	1,136
JGC Corp. Λ	25,410	795
JSR Corp.	7,300	149
KDDI Corp.	129	958
Kinden Corp.	18,600	158
Kirin Holdings Co., Ltd.	34,000	501
Komatsu, Ltd. Λ	10,800	338
Kubota Corp.	82,784	756
Kuraray Co., Ltd.	23,830	361
Kyowa Hakko Kirin Co., Ltd.	30,880	330
Marubeni Corp.	51,500	387
Mitsubishi Corp.	57,420	1,538
Mitsubishi Tanabe Pharma Corp.	13,000	236
Mitsubishi UFJ Financial Group, Inc.	89,620	456
Mitsui & Co., Ltd.	68,032	1,285
Mitsui Fudosan Co., Ltd.	10,800	206
Mitsui O.S.K. Lines, Ltd.	31,840	168
MS&AD Insurance Group Holdings	30,017	753
Murata Manufacturing Co., Ltd.	6,850	446
NGK Insulators, Ltd.	16,500	303
Nippon Building Fund, Inc. REIT	12	123
Nippon Electric Glass Co., Ltd.	18,600	235
Nippon Telegraph & Telephone Corp.	15,230	752
NKSJ Holdings, Inc.	83,480	553
NTT DoCoMo, Inc.	956	1,758
NTT Urban Development Corp. Λ	155	142
Okumura Corp.	65,300	244
Rinnai Corp. Λ	3,980	308
ROHM Co., Ltd.	4,860	284
Sekisui House, Ltd. Λ	53,900	515
Seven & I Holdings Co., Ltd.	2,757	79
Shin-Etsu Chemical Co., Ltd.	19,076	1,031
Shionogi & Co., Ltd.	14,320	248
Sony Financial Holdings, Inc. Λ	11,500	207
Sumitomo Chemical Co., Ltd. Λ	206,720	1,052
Sumitomo Electric Industries, Ltd.	18,800	282
Sumitomo Mitsui Financial Group, Inc.	10,180	322
Suzuki Motor Corp. Λ	48,662	1,131
TDK Corp. Λ	5,320	276
Terumo Corp.	4,750	267
Toda Corp.	63,700	242
Toho Co., Ltd. Λ	10,881	190
Tokio Marine Holdings, Inc.	46,300	1,368
Tokyo Gas Co., Ltd.	124,370	593
Toyota Industries Corp.	25,037	822
Toyota Motor Corp.	12,170	499
UBE Industries, Ltd.	123,900	422
West Japan Railway Co.	9,900	421
Yahoo! Japan Corp. Λ	400	142
Yamada Denki Co., Ltd. Λ	3,200	256
Jersey, Channel Islands - 0.3%
Glencore International PLC ‡	34,000	265
Randgold Resources, Ltd. ADR Λ	7,900	718
Vallares PLC ‡	30,000	512
Kazakhstan - 0.1%
KazMunaiGas Exploration Production GDR	34,100	631
Korea, Republic of - 0.9%
Cheil Industries, Inc.	2,800	320
Hyundai Motor Co.	2,000	446
KT Corp.	1,700	64
KT Corp. ADR	23,240	459
KT&G Corp.	6,710	418
LG Corp.	4,000	299
LG Display Co., Ltd.	4,800	124
Mando Corp.	500	99
POSCO	700	308
POSCO ADR	3,000	329
Samsung Electronics Co., Ltd.	1,250	1,000
Samsung Fine Chemicals Co., Ltd.	3,500	234
SK Telecom Co., Ltd.	2,360	329
Luxembourg - 0.0% ∞
Millicom International Cellular SA	1,300	156
Tenaris SA ADR Λ	1,245	55

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Malaysia - 0.6%
Axiata Group Bhd	569,212	$978
British American Tobacco Malaysia Bhd ‡	11,500	180
IOI Corp., Bhd	52,298	91
Plus Expressways Bhd	281,481	413
Telekom Malaysia Bhd	433,524	592
YTL Power International Bhd	718,305	474
Mexico - 0.2%
America Movil SAB de CV ADR	23,400	603
Fomento Economico Mexicano SAB de CV ADR	2,800	203
Netherlands - 0.3%
ASML Holding NV	6,200	223
CNH Global NV ‡ Λ	1,500	57
ING Groep NV ‡	15,800	171
Koninklijke Philips Electronics NV	22,580	563
Koninklijke Philips Electronics NV - Class Y Λ	1,669	41
Lyondellbasell Industries NV - Class A	1,500	59
Unilever NV ADR	3,800	123
Unilever NV - Dutch Certificates Λ	10,020	327
Netherland Antilles - 0.4%
Schlumberger, Ltd.	20,280	1,833
Norway - 0.2%
DnB NOR ASA	22,600	330
Statoil ASA	16,480	407
Telenor ASA	9,710	163
Panama - 0.1%
McDermott International, Inc. ‡	25,542	515
Philippines - 0.0% ∞
Philippine Long Distance Telephone Co. ADR	3,500	198
Poland - 0.0% ∞
Powszechny Zaklad Ubezpieczen SA	700	95
Portugal - 0.0% ∞
Zon Multimedia	36,700	151
Russian Federation - 1.2%
Federal Hydrogenerating Co. JSC CLS ‡	18,520	1
Federal Hydrogenerating Co. JSC 038D	1,738,026	83
Federal Hydrogenerating Co. JSC ADR	190,746	953
Gazprom OAO ADR	42,200	607
Kuzbassrazrezugol	471,760	178
LSR Group - 144A GDR	66,700	504
Magnitogorsk Iron & Steel Works GDR	35,300	392
MMC Norilsk Nickel OJSC ADR	12,234	327
Novorossiysk Commercial Sea Port
PJSC GDR	34,212	290
Polyus Gold OJSC ADR	25,000	729
Rosneft Oil Co. GDR	65,500	559
Rushydro JSC Depository Receipt ‡ Ə	1,421	♦
Sberbank of Russian Federation	383,300	1,404
Uralkali GDR	900	44
Singapore - 0.8%
Capitaland, Ltd.	77,550	187
DBS Group Holdings, Ltd.	19,770	255
Fraser and Neave, Ltd.	93,300	465
Global Logistic Properties, Ltd. - Class L ‡	107,500	180
Keppel Corp., Ltd.	79,511	731
MobileOne, Ltd.	106,230	230
Oversea-Chinese Banking Corp.	85,190	704
Raffles Medical Group, Ltd.	81,900	167
SembCorp Marine, Ltd. Λ	48,210	216
Singapore Press Holdings, Ltd. Λ	50,080	164
Singapore Telecommunications, Ltd.	225,950	631
United Overseas Bank, Ltd.	11,170	190
South Africa - 0.2%
Anglo American Platinum, Ltd. Λ	835	72
AngloGold Ashanti, Ltd. ADR	2,200	92
Harmony Gold Mining Co., Ltd. ADR Λ	41,800	567
Impala Platinum Holdings, Ltd.	3,100	80
Life Healthcare Group Holdings, Ltd.	84,700	220
Sasol, Ltd.	1,500	75
Spain - 0.4%
Banco Santander SA Λ	33,762	355
Repsol YPF SA Λ	13,150	416
Telefonica SA	38,719	866
Telefonica SA ADR	6,500	145
Switzerland - 1.3%
ACE, Ltd.	18,346	1,228
Garmin, Ltd. Λ	1,873	61
Nestle SA	24,567	1,569
Noble Corp.	1,286	47
Novartis AG	12,498	771
Roche Holding AG	3,565	641
Swisscom AG	1,010	487
TE Connectivity, Ltd.	3,532	122
Transocean, Ltd. Λ	6,482	399
Tyco International, Ltd.	3,559	158
UBS AG ‡	21,920	365
Weatherford International, Ltd. ‡	18,146	398
Zurich Financial Services AG ‡	1,451	346
Taiwan - 1.0%
Asustek Computer, Inc.	14,172	114
Catcher Technology Co., Ltd.	24,100	211
Cheng Shin Rubber Industry Co., Ltd.	72,500	217
Chunghwa Telecom Co., Ltd.	98,116	340
Chunghwa Telecom Co., Ltd. ADR Λ	19,086	664
Delta Electronics, Inc.	132,541	468
Far EasTone Telecommunications Co., Ltd.	161,000	266
Formosa Chemicals & Fibre Corp.	49,000	178
High Tech Computer Corp.	32,825	977
Hon Hai Precision Industry Co., Ltd.	66,046	189
Mediatek, Inc.	16,025	144
Nan Ya Plastics Corp.	59,000	163
Taiwan Semiconductor Manufacturing Co., Ltd.	276,888	691
Yulon Motor Co., Ltd.	134,000	350
Thailand - 0.3%
Hana Microelectronics PCL	107,158	89
PTT PCL	32,697	380
PTT Chemical PCL	127,466	695
Siam Commercial Bank PCL	112,975	480

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Turkey - 0.3%
Bim Birlesik Magazalar AS	8,800	$300
Tupras Turkiye Petrol Rafinerileri AS	10,962	267
Turk Telekomunikasyon AS	58,880	251
Turkcell Iletisim Hizmetleri AS ‡	26,647	138
Turkiye Garanti Bankasi AS	79,436	350
United Kingdom - 2.7%
Amlin PLC	15,000	99
Anglo American PLC	13,600	647
Antofagasta PLC	33,500	776
AstraZeneca PLC ADR	1,000	49
BG Group PLC	69,500	1,647
BP PLC	87,669	663
BP PLC ADR	18,000	818
British American Tobacco PLC	6,906	320
British Sky Broadcasting Group PLC	8,100	95
BT Group PLC — Class A	187,800	620
Diageo PLC ADR	13,938	1,132
Ensco PLC ADR	1,182	63
GlaxoSmithKline PLC ADR Λ	1,600	71
Guinness Peat Group PLC ‡	330,904	209
HSBC Holdings PLC	122,028	1,193
International Power PLC	106,600	535
Lloyds TSB Group PLC ‡	410,916	292
National Grid PLC	91,500	897
Petropavlovsk PLC	5,700	75
Royal Dutch Shell PLC — Class A ADR	7,251	533
Scottish & Southern Energy PLC Λ	27,500	590
Standard Chartered PLC	11,625	297
Unilever PLC	6,686	214
Unilever PLC ADR Λ	4,100	131
Vodafone Group PLC	298,222	842
Vodafone Group PLC ADR	19,961	561
United States - 31.9%
3M Co.	7,800	680
Abbott Laboratories	19,927	1,023
Activision Blizzard, Inc.	60,100	712
Adobe Systems, Inc. ‡	4,900	136
AES Corp. ‡	24,297	299
Aetna, Inc.	23,760	986
Aflac, Inc.	2,100	97
Agilent Technologies, Inc. ‡	12,700	535
Albemarle Corp.	1,000	67
Alcoa, Inc. Λ	47,700	703
Allergan, Inc.	2,600	211
Alliance Resource Partners, LP	3,673	282
Allstate Corp.	5,016	139
Altera Corp.	1,600	65
Altria Group, Inc.	19,162	504
American Eagle Outfitters, Inc. Λ	38,200	502
American Electric Power Co., Inc.	6,272	231
American Tower Corp. — Class A ‡	11,250	590
American Water Works Co., Inc.	9,672	271
Ameriprise Financial, Inc.	1,000	54
AmerisourceBergen Corp. — Class A	11,334	434
Amgen, Inc. ‡	9,516	521
Anadarko Petroleum Corp.	10,493	866
Analog Devices, Inc.	1,500	52
Apache Corp.	9,033	1,118
Apple, Inc. ‡	14,701	5,739
Arrow Electronics, Inc. ‡	1,400	49
AT&T, Inc.	96,292	2,817
Autodesk, Inc. ‡	1,500	52
Autoliv, Inc. Λ	700	46
Baker Hughes, Inc.	3,200	248
Ball Corp. Λ	1,700	66
Bank of America Corp.	181,219	1,760
Bank of New York Mellon Corp.	35,818	899
Baxter International, Inc.	1,100	64
Becton, Dickinson and Co.	800	67
Biogen Idec, Inc. ‡	908	92
BMC Software, Inc. ‡	1,469	63
Boeing Co.	15,098	1,065
BorgWarner, Inc. ‡ Λ	3,800	302
Bristol-Myers Squibb Co.	106,873	3,062
Broadcom Corp. — Class A	7,538	279
CA, Inc.	37,960	847
Capital One Financial Corp.	3,000	143
Cardinal Health, Inc.	1,459	64
Celgene Corp. ‡	4,500	267
CenturyLink, Inc.	17,772	660
Cephalon, Inc. ‡Λ±	4,300	344
Chevron Corp.	33,066	3,440
Chubb Corp.	8,210	513
CIGNA Corp.	9,310	463
Cimarex Energy Co.	700	62
Cisco Systems, Inc. ±	108,198	1,728
Citigroup, Inc.	36,466	1,398
CMS Energy Corp.	15,073	288
CNA Financial Corp. Λ	1,400	39
Coach, Inc.	1,100	71
Coca-Cola Co.	5,768	393
Coca-Cola Enterprises, Inc.	2,200	62
Cognizant Technology Solutions Corp. - Class A ‡	2,204	154
Colgate-Palmolive Co. ±	9,324	787
Comcast Corp. — Class A	58,468	1,404
Complete Production Services, Inc. ‡ Λ	9,145	356
Computer Sciences Corp.	1,988	70
Comverse Technology, Inc. ‡	25,819	194
ConAgra Foods, Inc.	5,660	145
ConocoPhillips	20,740	1,493
Consol Energy, Inc.	40,070	2,148
Consolidated Edison, Inc. Λ	5,700	300
Constellation Brands, Inc. — Class A	6,910	141
Corning, Inc. ±	75,810	1,206
Coventry Health Care, Inc. ‡	1,700	54
Crown Holdings, Inc. ‡	6,386	245
CVS Caremark Corp.	20,868	759

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States (continued)
DaVita, Inc. ‡	5,849	$489
Dell, Inc. ± ‡	40,681	661
Devon Energy Corp.	12,069	950
DISH Network Corp. — Class A ‡	6,280	186
Dominion Resources, Inc.	5,400	262
Dow Chemical Co.	22,092	770
Dr. Pepper Snapple Group, Inc. Λ	4,037	152
E.I. du Pont de Nemours & Co.	15,232	783
Eastman Chemical Co.	700	68
Eaton Corp.	1,136	54
eBay, Inc. ‡	11,209	367
Edison International	1,500	57
El Paso Corp.	95,211	1,957
Electronic Arts, Inc. ‡	20,830	463
Eli Lilly & Co.	9,335	358
EMC Corp. ‡	25,391	662
Entergy Corp.	5,242	350
EOG Resources, Inc. ±	4,600	469
Exelon Corp.	9,337	411
Expedia, Inc.	1,570	50
Exxon Mobil Corp.	72,820	5,811
Fidelity National Financial, Inc. — Class A Λ	33,180	541
Fidelity National Information Services, Inc.	1,167	35
Fluor Corp.	1,000	64
FMC Corp.	16,077	1,407
Ford Motor Co. ‡	53,100	648
Forest Laboratories, Inc. ‡ Λ	2,894	107
Freeport-McMoRan Copper & Gold, Inc.	13,376	708
General Dynamics Corp.	5,200	354
General Electric Co.	161,930	2,900
General Mills, Inc.	17,728	662
General Motors Co. ‡	27,200	753
Gilead Sciences, Inc. ‡	13,691	580
Global Industries, Ltd. ‡ Λ	47,363	243
Goldman Sachs Group, Inc.	7,840	1,059
Google, Inc. — Class A ‡	4,136	2,497
Halliburton Co.	22,242	1,217
Harris Corp. Λ	1,079	43
HCA Holdings, Inc. ‡	21,000	560
Healthsouth Corp. ‡ Λ	11,705	286
Hecla Mining Co. ‡ Λ	20,400	159
Helmerich & Payne, Inc.	1,000	69
Hess Corp.	10,061	690
Hewlett-Packard Co.	37,475	1,318
HJ Heinz Co. Λ	4,094	216
Hologic, Inc. ‡	28,416	528
Humana, Inc.	7,946	593
Huntington Ingalls Industries, Inc. ‡ Λ	1,240	42
Intel Corp. ±	54,065	1,208
International Business Machines Corp.	21,587	3,926
International Game Technology	18,147	337
International Paper Co.	7,510	223
Intuit, Inc. ‡	1,300	61
ITC Holdings Corp. Λ	2,800	197
Johnson & Johnson	45,761	2,965
Johnson Controls, Inc.	2,700	100
JPMorgan Chase & Co.	40,210	1,626
KBR, Inc.	13,582	484
Kinetic Concepts, Inc. ‡ Λ	1,100	74
KLA-Tencor Corp. Λ	1,300	52
Kraft Foods, Inc. — Class A ±	30,346	1,043
Kroger Co.	2,700	67
L-3 Communications Holdings, Inc. Λ	700	55
LAM Research Corp. ‡	1,100	45
Leucadia National Corp.	1,700	57
Lexmark International, Inc. — Class A ‡	3,594	121
Liberty Global, Inc. ‡	1,600	67
Life Technologies Corp. ‡	9,467	426
Limited Brands, Inc.	2,117	80
Lincoln National Corp.	2,000	53
Lockheed Martin Corp.	9,773	740
Lorillard, Inc.	2,785	296
Lubrizol Corp.	506	68
Macy’s, Inc.	1,700	49
Marathon Oil Corp.	17,075	529
Marathon Petroleum Corp. ‡	11,937	523
Mastercard, Inc. — Class A ±	900	273
Mattel, Inc.	15,007	400
McDonald’s Corp.	6,417	555
McGraw-Hill Cos., Inc.	1,600	67
McKesson Corp.	7,458	605
Mead Johnson Nutrition Co. — Class A ±	13,544	967
MeadWestvaco Corp.	2,029	63
Medco Health Solutions, Inc. ‡	10,911	686
Medtronic, Inc.	24,878	896
Merck & Co., Inc.	50,043	1,708
MetLife, Inc.	4,228	174
MetroPCS Communications, Inc. ‡	7,600	124
Mettler-Toledo International, Inc. ‡	1,755	272
Micron Technology, Inc. ‡	4,400	32
Microsoft Corp.	160,186	4,389
Molson Coors Brewing Co. — Class B	1,200	54
Morgan Stanley	24,493	545
Motorola Mobility Holdings, Inc. ‡Λ ±	14,600	327
Motorola Solutions, Inc. ‡	6,537	293
Murphy Oil Corp.	800	51
Mylan Inc. ‡	25,333	577
National Oilwell Varco, Inc.	17,159	1,382
Newmont Mining Corp.	20,555	1,143
Nextera Energy, Inc.	15,154	837
NII Holdings, Inc. ‡	1,100	47
Northrop Grumman Corp.	7,141	432
NRG Energy, Inc. ‡	4,880	120
Occidental Petroleum Corp.	20,606	2,023
Oceaneering International, Inc.	1,400	60
Oracle Corp.	61,970	1,895
PACCAR, Inc.	11,900	510
Pall Corp.	3,003	149

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

United States (continued)
Parker Hannifin Corp.	700	$55
PerkinElmer, Inc.	9,267	227
Perrigo Co. Λ	5,300	479
Pfizer, Inc.	126,759	2,439
PG&E Corp.	6,797	282
Philip Morris International, Inc.	13,591	967
Polo Ralph Lauren Corp. — Class A	500	68
Polycom, Inc. ± ‡	21,690	586
PPG Industries, Inc.	700	59
PPL Corp.	19,400	541
Praxair, Inc.	2,737	284
Precision Castparts Corp.	3,820	616
Principal Financial Group, Inc.	4,546	126
Procter & Gamble Co.	26,256	1,614
Progressive Corp.	10,740	211
Pulte Group, Inc. ± ‡ Λ	52,100	358
QEP Resources, Inc. Λ	18,000	789
QUALCOMM, Inc.	39,897	2,186
Quicksilver Resources, Inc. ‡ Λ	52,400	741
Raytheon Co.	8,331	373
Reinsurance Group of America, Inc. — Class A Λ	1,000	58
Ross Stores, Inc.	608	46
Ryder System, Inc.	1,155	65
Safeway, Inc. Λ	1,270	26
SanDisk Corp. ± ‡	9,694	412
Sara Lee Corp. ±	44,698	854
Sempra Energy	3,100	157
Simon Property Group, Inc. REIT Λ	2,700	325
SM Energy Co. ± Λ	10,862	818
Southern Co.	21,850	865
Southwest Airlines Co.	3,100	31
Spirit Aerosystems Holdings, Inc. — Class A ‡	23,511	482
St. Joe Co. ‡ Λ	76,453	1,354
State Street Corp.	10,788	447
SunTrust Banks, Inc.	5,300	130
Symantec Corp. ± ‡	28,972	552
Teradata Corp. ‡	1,741	96
Texas Instruments, Inc.	17,618	524
Thermo Fisher Scientific, Inc. ‡	9,674	581
Time Warner, Inc.	5,903	208
Time Warner Cable, Inc.	2,973	218
Torchmark Corp.	1,350	55
Travelers Cos., Inc.	17,925	987
TRW Automotive Holdings Corp. ‡	1,100	56
U.S. Bancorp	39,839	1,038
Union Pacific Corp.	19,487	1,997
United Technologies Corp. ±	11,184	926
UnitedHealth Group, Inc.	13,520	671
Unum Group	1,302	32
Urban Outfitters, Inc. ‡ Λ	1,600	52
Valero Energy Corp.	19,709	495
Vanguard Health Systems, Inc. ‡	12,400	215
VeriSign, Inc.	1,768	55
Verizon Communications, Inc.	43,473	1,534
Viacom, Inc. — Class B	14,601	707
Visa, Inc. — Class A	4,500	385
Walgreen Co.	1,400	55
Wal-Mart Stores, Inc.	28,418	1,497
Walt Disney Co.	14,900	575
Waters Corp. ‡	6,151	541
WellPoint, Inc.	17,412	1,176
Wells Fargo & Co.	54,324	1,518
Western Digital Corp. ‡	9,418	325
Western Union Co.	2,800	54
Whiting Petroleum Corp. ‡	9,000	527
Williams Cos., Inc.	1,700	54
Wisconsin Energy Corp. Λ	4,786	147
Wyndham Worldwide Corp.	1,300	45
Xerox Corp.	53,725	501

Total Common Stocks (cost $268,690)		310,878

INVESTMENT COMPANIES - 3.5%
Cayman Islands - 0.0% ∞
Dragon Capital — Vietnam Enterprise
Investments, Ltd.	51,468	109
Vinaland, Ltd.	142,700	109
United States - 3.5%
Consumer Staples Select Sector SPDR Fund Λ	14,161	436
Energy Select Sector SPDR Fund	35,785	2,738
Health Care Select Sector SPDR Fund Λ	14,179	484
iShares Dow Jones U.S. Telecommunications
Sector Index Fund	7,825	183
iShares Silver Trust Λ	16,200	630
Market Vectors — Gold Miners ETF Λ	51,673	2,943
SPDR Gold Shares	55,782	8,837
Technology Select Sector SPDR Fund Λ	22,700	586
Utilities Select Sector SPDR Fund Λ	1,700	56
Vanguard Telecommunication Services ETF	200	13

Total Investment Companies (cost $10,888)		17,124

CONVERTIBLE PREFERRED STOCK - 0.0% ∞
Bermuda - 0.0% ∞
Bunge, Ltd. 4.88%	740	75
Total Convertible Preferred Stock (cost $45)

PREFERRED STOCKS - 1.8%
Brazil - 0.5%
Cia Brasileira de Distribuicao Grupo
Pao de Acucar 1.25% ▲	21,208	909
Itau Unibanco Holding SA 3.59% ▲	19,000	385
Usinas Siderurgicas de Minas Gerais
SA 4.13% ▲	9,800	70
Vale SA 6.09% ▲	31,900	939
Germany - 0.2%
Volkswagen AG 1.94% ▲	5,790	1,160

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Ireland - 0.0% ∞
XL Group PLC 10.75%	4,470	$121
Switzerland - 0.1%
UBS AG 9.38% Λ	12,850	263
United Kingdom - 0.1%
HSBC Holdings PLC 8.00%	13,400	366
United States - 0.9%
Chesapeake Energy Corp. 5.75% -144A	933	1,307
Citigroup Capital XIII 7.88% *	11,682	316
General Motors Co. 4.75%	15,450	714
GMAC Capital Trust I 8.13% *	26,000	666
Health Care REIT, Inc. 6.50%	6,650	345
Omnicare Capital Trust II 4.00%	3,800	177
PPL Corp. 8.75%	6,400	343
PPL Corp. 9.50%	6,700	376
SandRidge Energy, Inc. 7.00% -144A	2,400	410

Total Preferred Stocks (cost $7,246)		8,867

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.3%
Call Options - 0.0% ∞
Citi TAIEX Index	$2	39
Call Strike $290.81
Expires 12/19/2011
Citi TAIEX Index	2	40
Call Strike $301.94
Expires 12/19/2012
JPMorgan Chase & Co.	12	5
Call Strike $43.00
Expires 08/20/2011
Market Vectors Gold Miners ETF	53	39
Call Strike $63.00
Expires 09/17/2011
Market Vectors Gold Miners ETF	11	12
Call Strike $64.00
Expires 10/22/2011
MSCI Europe Excluding United Kingdom Index	5	27
Call Strike $102.90
Expires 06/15/2012 Ə
MSCI Europe Excluding United Kingdom Index	11	39
Call Strike $104.71
Expires 06/15/2012
MSCI Europe Excluding United Kingdom Index	15	79
Call Strike $99.43
Expires 07/12/2012
S&P 500 Index	1	♦
Call Strike $1,379.67
Expires 03/16/2012
Taiwan TAIEX Index	3	25
Call Strike $9,000.00
Expires 12/21/2011
Taiwan TAIEX Index	2	22
Call Strike $9,041.74
Expires 09/19/2012
Taiwan TAIEX Index	2	39
Call Strike $9,047.46
Expires 09/19/2012
Taiwan TAIEX Index	2	42
Call Strike $8,818.93
Expires 03/20/2013
Taiwan TAIEX Index	2	46
Call Strike $8,807.55
Expires 06/19/2013
Taiwan TAIEX Index	1	20
Call Strike $8,807.55
Expires 09/18/2013
Taiwan TAIEX Index	1	25
Call Strike $8,646.24
Expires 09/18/2013
Taiwan TAIEX Index	3	53
Call Strike $8,646.11
Expires 12/18/2013
USD Vs EUR	4,869	23
Call Strike $1.34
Expires 09/30/2011 Ə
Wells Fargo & Co.	19	32
Call Strike $28.00
Expires 10/22/2011
Put Options - 0.3%
Brazil Bovespa Index	♦	69
Put Strike $63,229.00
Expires 10/13/2011
Citi S&P 500 Index	♦	8
Put Strike $1,263.03
Expires 10/10/2011
Euro	1,185	3
Put Strike EUR 1.30
Expires 09/30/2011 Ə
iShares Russell 2000 Index	12	22
Put Strike $78.04
Expires 10/12/2011
KOSPI 200 Index	3,300	7
Put Strike $230.71
Expires 12/08/2011
Market Vectors - Gold Miners ETF	21	47
Put Strike $56.00
Expires 09/17/2011
Market Vectors - Gold Miners ETF	29	73
Put Strike $50.00
Expires 01/21/2012
Market Vectors ETF Trust	18	5
Put Strike $52.00
Expires 08/18/2011
S&P 500 Index	8	153
Put Strike $1,260.00
Expires 08/20/2011

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Notional
	Amount	Value

Put Options (continued)
S&P 500 Index	$4	$86
Put Strike $1,275.00
Expires 08/20/2011
S&P 500 Index	4	151
Put Strike $1,315.00
Expires 08/20/2011
S&P 500 Index	14	350
Put Strike $1,250.00
Expires 09/17/2011

Total Purchased Options (cost $1,958)		1,581

	Shares	Value

WARRANTS - 0.1%
United States - 0.1%
Bank of America Corp. ‡
Expiration: 01/16/2019
Exercise Price: $13.30	22,336	97
Citigroup, Inc. ‡
Expiration: 10/28/2018
Exercise Price: $178.50	15,292	2
Ford Motor Co. ‡
Expiration: 01/01/2013
Exercise Price: $9.20	43,117	166
Canada - 0.0% ∞
Kinross Gold Corp. ‡
Expiration: 09/03/2013
Exercise Price: $32.00	9,602	12

Total Warrants (cost $426)		277

SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.25% ▲	32,586,332	32,586
Total Securities Lending Collateral (cost $32,586)

	Principal	Value

REPURCHASE AGREEMENT - 0.0% ∞
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $146 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, with a value of $152.	$146	146
Total Repurchase Agreement (cost $146)

Total Investment Securities (cost $465,000) #		522,952
Other Assets and Liabilities — Net		(32,479)

Net Assets		$490,473

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.3%) Ж
Call Options — (0.1%)
American Eagle Outfitters, Inc.	$(38)	$(33)
Call Strike $15.00
Expires 02/18/2012
Beiersdorf AG	(1)	(3)
Call Strike EUR 48.00
Expires 03/16/2012
Brazil Bovespa Index	(♦ )	(♦ )
Call Strike $75,043.00
Expires 10/13/2011
Cephalon, Inc.	(2)	(36)
Call Strike $65.00
Expires 01/21/2012
China Unicom Hong Kong, Ltd.	(42)	(2)
Call Strike HKD 17.56
Expires 10/28/2011
China Unicom Hong Kong, Ltd.	(42)	(2)
Call Strike HKD 17.24
Expires 09/28/2011
Cisco Systems, Inc.	(9)	(10)
Call Strike $20.00
Expires 01/19/2013
Cisco Systems, Inc.	(14)	(10)
Call Strike $17.50
Expires 01/21/2012
Citi S&P500 Index	(♦ )	(♦ )
Call Strike $1,403.95
Expires 10/10/2011
Colgate-Palmolive Co.	(3)	(5)
Call Strike $92.50
Expires 01/21/2012
Corning, Inc.	(16)	(29)
Call Strike $17.50
Expires 01/19/2013
Dell, Inc.	(11)	(9)
Call Strike $16.00
Expires 08/20/2011
Dell, Inc.	(9)	(22)
Call Strike $15.00
Expires 01/21/2012
EOG Resources, Inc.	(3)	(30)
Call Strike $100.00
Expires 01/21/2012
Euro	(1,185)	(18)
Call Strike EUR 1.47
Expires 09/30/2011 Ə
Intel Corp.	(11)	(9)
Call Strike $24.00
Expires 01/21/2012
iShares Russell 2000 Index	(12)	(♦ )
Call Strike $87.28
Expires 10/12/2011
Kraft Foods, Inc.	(16)	(25)
Call Strike $34.00
Expires 01/20/2012
Kraft Foods, Inc. Class A	(14)	(16)
Call Strike $35.00
Expires 01/21/2012
Marvell Technology Group, Ltd.	(16)	(11)
Call Strike $17.50
Expires 01/21/2012
Mastercard, Inc. Class A	(1)	(24)
Call Strike $285.00
Expires 10/22/2011
Mead Johnson Nutrition Co.	(6)	(12)
Call Strike $75.00
Expires 11/19/2011
Motorola Mobility Holdings, Inc.	(2)	(♦ )
Call Strike $27.00
Expires 08/20/2011
MSCI Europe Excluding United Kingdom Index	(15)	(12)
Call Strike $113.85
Expires 07/12/2012
Nikkei 225 Index	(♦ )	(6)
Call Strike $10,996.49
Expires 11/18/2011
Polycom, Inc.	(5)	(7)
Call Strike $32.50
Expires 01/21/2012
Pultegroup, Inc.	(18)	(13)
Call Strike $10.00
Expires 01/19/2013
SanDisk Corp.	(6)	(15)
Call Strike $46.00
Expires 10/22/2011
Sara Lee Corp.	(45)	(51)
Call Strike $19.00
Expires 01/21/2012
Seagate Technology PLC	(7)	(4)
Call Strike $17.50
Expires 01/21/2012
SM Energy Co.	(3)	(1)
Call Strike $90.00
Expires 08/20/2011
SM Energy Co.	(3)	(7)
Call Strike $90.00
Expires 11/19/2011
SM Energy Co.	(2)	(22)
Call Strike $65.00
Expires 08/20/2011
Symantec Corp.	(19)	(49)
Call Strike $17.50
Expires 01/21/2012
United Technologies Corp.	(7)	(44)
Call Strike $80.00
Expires 01/21/2012
Urban Outfitters, Inc.	(2)	(4)
Call Strike $34.00
Expires 01/20/2012

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Notional
	Amount	Value

Call Options (continued)
USD Vs EUR	$(4,869)	$(18)
Call Strike $1.51
Expires 09/30/2011 Ə
Valeant Pharmaceuticals International, Inc.	(3)	(24)
Call Strike $50.00
Expires 01/21/2012
Western Digital Corp.	(7)	(14)
Call Strike $40.00
Expires 01/21/2012
Whiting Petroleum Corp.	(5)	(39)
Call Strike $55.00
Expires 01/21/2012
Put Options — (0.2%)
American Eagle Outfitters, Inc.	(30)	(38)
Put Strike $12.00
Expires 03/16/2012
American Eagle Outfitters, Inc.	(12)	(14)
Put Strike $11.75
Expires 03/16/2012
Beiersdorf AG	(3)	(2)
Put Strike EUR 38.00
Expires 01/20/2012
Beiersdorf AG	(5)	(2)
Put Strike EUR 38.00
Expires 12/16/2011
Broadcom Corp. Class A	(5)	(3)
Put Strike $35.00
Expires 08/20/2011
Citi TAIEX Index	(2)	(30)
Put Strike $252.72
Expires 12/19/2012
Citi TAIEX Index	(2)	(24)
Put Strike $243.41
Expires 12/19/2011
HTC Corp.	(8)	(40)
Put Strike $857.14
Expires 01/04/2012
JPMorgan Chase & Co.	(12)	(6)
Put Strike $38.00
Expires 08/20/2011
KBR, Inc.	(1)	(2)
Put Strike $36.00
Expires 09/17/2011
Market Vectors — Gold Miners ETF	(29)	(21)
Put Strike $40.00
Expires 01/21/2012
Market Vectors — Gold Miners ETF	(21)	(8)
Put Strike $48.00
Expires 09/17/2011
Mastercard, Inc. Class A	(1)	(1)
Put Strike $220.00
Expires 10/22/2011
Motorola Mobility Holdings, Inc.	(5)	(14)
Put Strike $24.00
Expires 10/22/2011
MSCI Europe Excluding United Kingdom Index	(11)	(103)
Put Strike $99.84
Expires 06/15/2012
MSCI Europe Excluding United Kingdom Index	(15)	(98)
Put Strike $92.97
Expires 07/12/2012
MSCI Europe Excluding United Kingdom Index	(5)	(57)
Put Strike $98.12
Expires 06/15/2012 Ə
S&P 500 Index	(1)	(6)
Put Strike $1,131.30
Expires 03/16/2012
S&P 500 Index	(4)	(28)
Put Strike $1,200.00
Expires 08/20/2011
SPX Index	(1)	(5)
Put Strike $988.57
Expires 12/08/2011
Taiwan TAIEX Index	(1)	(20)
Put Strike $7,176.38
Expires 09/18/2013
Taiwan TAIEX Index	(2)	(29)
Put Strike $7,608.62
Expires 09/19/2012
Taiwan TAIEX Index	(3)	(31)
Put Strike $8,400.00
Expires 12/21/2011
Taiwan TAIEX Index	(2)	(49)
Put Strike $7,180.59
Expires 12/18/2013
Taiwan TAIEX Index	(1)	(17)
Put Strike $6,957.96
Expires 09/18/2013
Taiwan TAIEX Index	(2)	(40)
Put Strike $7,574.49
Expires 06/19/2013
Taiwan TAIEX Index	(2)	(37)
Put Strike $7,557.82
Expires 03/20/2013
Taiwan TAIEX Index	(2)	(47)
Put Strike $7,758.20
Expires 09/19/2012
Urban Outfitters, Inc.	(9)	(3)
Put Strike $27.00
Expires 09/17/2011
Wells Fargo & Co.	(19)	(11)
Put Strike $24.00
Expires 10/22/2011

Total Written Options [Premiums: $(1,478)]		(1,422)

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS:π
INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

							Premiums
		Maturity		Currency	Notional	Market	Paid	Net Unrealized
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-Month USD-LIBOR	0.65%	07/25/2013	MYC	USD	$27	$ (♦ )	$—	$ (♦ )
3-Month USD-LIBOR	1.84	07/25/2016	MYC	USD	143	(1)	—	(1)

						$(1)	$—	$(1)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

							Premiums
		Maturity		Currency	Notional	Market	Paid	Net Unrealized
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	Appreciation

3-Month USD-LIBOR	2.19%	05/16/2014	MYC	USD	$2,483	$24	$—	$24
CROSS-CURRENCY SWAPS - FIXED RATE PAYABLE:

							Premiums
		Maturity		Currency	Notional	Market	Paid	Net Unrealized
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	Appreciation

6-Month USD-LIBOR	8.25%	06/03/2018	FBF	IDR	2,612,628	$16	$—	$16
FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

Euro Stoxx 50 Index	Short	(22)	09/16/2011	$4
Russell 2000 Mini Index	Short	(80)	09/16/2011	(114)
S&P 500 Index	Short	(18)	09/15/2011	(71)
TOPIX Index	Long	11	09/09/2011	(21)

				$(202)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Canadian Dollar	208	08/19/2011	$217	$1
Canadian Dollar	1,163	08/19/2011	1,213	4
Chinese Yuan Renminbi (Offshore)	5,769	03/12/2012	900	(2)
Chinese Yuan Renminbi (Offshore)	3,184	04/11/2012	500	(4)
Chinese Yuan Renminbi (Offshore)	3,834	04/11/2012	600	(3)
Chinese Yuan Renminbi (Offshore)	1,914	04/11/2012	297	1
Euro	100	08/01/2011	143	♦
Euro	886	08/04/2011	1,271	2
Euro	515	08/05/2011	742	(2)
Euro	75	08/05/2011	109	♦
Euro	(631)	08/11/2011	(895)	(11)
Euro	630	08/11/2011	882	23
Euro	1,069	08/26/2011	1,516	19
Euro	(77)	08/26/2011	(109)	(1)
Euro	732	09/01/2011	1,061	(9)
Euro	1,102	09/01/2011	1,596	(13)
Euro	1,706	09/02/2011	2,458	(9)
Euro	940	09/02/2011	1,356	(6)
Hong Kong Dollar	171	08/01/2011	22	♦
Japanese Yen	(28,509)	08/05/2011	(353)	(18)
Japanese Yen	81,746	08/05/2011	1,012	50
Malaysian Ringgit	(4,792)	09/15/2011	(1,578)	(31)
Malaysian Ringgit	(815)	09/28/2011	(268)	(6)

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Mexican Peso	(6,099)	08/11/2011	$(494)	$(25)
Mexican Peso	(8,292)	08/11/2011	(675)	(30)
Mexican Peso	(4,146)	08/11/2011	(338)	(15)
Mexican Peso	(2,218)	08/11/2011	(180)	(9)
Mexican Peso	(8,069)	09/08/2011	(660)	(25)
Mexican Peso	(3,944)	09/22/2011	(321)	(13)
Mexican Peso	(7,788)	09/22/2011	(640)	(20)
Norwegian Krone	5,779	08/19/2011	1,044	28
Norwegian Krone	5,618	08/19/2011	1,019	24
Republic of Korea Won	228,010	08/08/2011	213	3
Republic of Korea Won	1,276,911	08/08/2011	1,193	18
Singapore Dollar	507	09/12/2011	400	21
Singapore Dollar	644	11/16/2011	518	17
South African Rand	(2,157)	09/02/2011	(322)	1
Swiss Franc	1,362	08/04/2011	1,632	98
Swiss Franc	1,096	08/11/2011	1,316	76

				$134

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Swiss Franc	1,083	08/12/2011	$94
Sell	Euro	(904)	08/12/2011	(18)
Buy	Swiss Franc	1,511	08/18/2011	76
Sell	Euro	(1,305)	08/18/2011	(30)
Buy	Swiss Franc	1,493	08/12/2011	131
Sell	Euro	(1,247)	08/12/2011	(26)

				$227

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Oil, Gas & Consumable Fuels	10.6%	$55,857
Foreign Government Obligation	8.0	41,669
U.S. Government Obligation	7.8	40,649
Metals & Mining	4.9	25,511
Capital Markets	3.8	20,576
Pharmaceuticals	3.6	19,089
Diversified Telecommunication Services	2.9	15,337
Commercial Banks	2.9	15,066
Diversified Financial Services	2.3	12,066
Insurance	2.3	11,849
Chemicals	2.0	10,984
Computers & Peripherals	2.0	10,657
Wireless Telecommunication Services	1.9	10,018
Food Products	1.9	10,017
Automobiles	1.9	9,981
Industrial Conglomerates	1.9	9,918
Software	1.8	9,672
Electric Utilities	1.8	9,485
Health Care Providers & Services	1.8	9,272
Real Estate Management & Development	1.7	8,872
Semiconductors & Semiconductor Equipment	1.5	7,637
Energy Equipment & Services	1.4	7,577
Health Care Equipment & Supplies	1.2	6,521

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments		Value

Communications Equipment	1.2%		$6,334
IT Services	1.0		5,311
Aerospace & Defense	1.0		5,085
Media	1.0		5,045
Road & Rail	1.0		5,044
Electronic Equipment & Instruments	0.9		4,535
Food & Staples Retailing	0.9		4,461
Trading Companies & Distributors	0.7		3,786
Biotechnology	0.7		3,450
Machinery	0.6		3,153
Internet Software & Services	0.6		3,061
Auto Components	0.6		2,919
Multi-Utilities	0.6		2,887
Life Sciences Tools & Services	0.5		2,762
Electrical Equipment	0.5		2,759
Tobacco	0.5		2,685
Beverages	0.5		2,642
Household Products	0.5		2,401
Construction & Engineering	0.4		2,256
Independent Power Producers & Energy Traders	0.4		2,037
Household Durables	0.4		2,023
Real Estate Investment Trusts	0.3		1,653
Transportation Infrastructure	0.3		1,585
Purchased Option	0.3		1,581
Hotels, Restaurants & Leisure	0.3		1,424
Paper & Forest Products	0.3		1,353
Office Electronics	0.3		1,347
Specialty Retail	0.2		1,238
Personal Products	0.2		1,150
Mortgage-Backed Security	0.2		1,116
Consumer Finance	0.2		1,082
Textiles, Apparel & Luxury Goods	0.2		1,058
Construction Materials	0.2		937
Thrifts & Mortgage Finance	0.2		848
Building Products	0.2		794
Gas Utilities	0.1		593
Leisure Equipment & Products	0.1		400
Containers & Packaging	0.1		311
Professional Services	0.1		307
Water Utilities	0.1		271
Marine	0.0	∞	168
Asset-Backed Security	0.0	∞	112
Internet & Catalog Retail	0.0	∞	50
Multiline Retail	0.0	∞	49
Airlines	0.0	∞	31

Investment Securities, at Value	90.3		472,374
Short-Term Investments	9.7		50,578

Total Investments	100.0%		$522,952

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $31,650.

∞	Percentage rounds to less than 0.1%.

*	Floating or variable rate note. Rate is listed as of 07/29/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $702, or 0.14%, of the fund’s net assets.

♦	Value and/or principal is less than $1.

Џ	In default.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $5,292, or 1.08%, of the fund’s net assets.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $465,000. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $74,401 and $16,449, respectively. Net unrealized appreciation for tax purposes is $57,952.

┌	Contract amounts are not in thousands.

±	All or a portion of these securities have been segregated as collateral with the broker for open written option contracts. The total value of these securities at 07/31/2011 is $6,060.

γ	A portion of this security in the amount of $1,357 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

Ж	Cash in the amount of $1,972 has been segregated as collateral with the broker for open written option contracts.

π	Cash in the amount of $100 has been segregated as collateral with the broker for open swap contracts.

∆	Restricted security. At 07/31/2011, the fund owned the following securities (representing 0.32% of net assets) which were restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Market Value	Price ¥

Suzlon Energy, Ltd., 12.92%, 07/25/2014	07/21/2009	$442	$453	$411	$92.99
Obsidian Natural Gas Trust, 7.00%, 11/02/2015	11/05/2010	1,160	1,151	1,172	100.95

¥	Price is not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $17,258, or 3.52%, of the fund’s net assets.
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
ETF	Exchange-Traded Fund
EUR	Euro
FBF	Credit Suisse
GBP	Pound Sterling
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYC	Morgan Stanley Capital Services
MYR	Malaysian Riggit
NZD	New Zealand Dollar
OJSC	Open Joint Stock Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Asset-Backed Security	$—	$112	$—	$112
Common Stocks	185,599	125,279	—	310,878
Convertible Bonds	—	27,470	—	27,470
Convertible Preferred Stocks	75	—	—	75
Corporate Debt Securities	—	19,210	—	19,210
Foreign Government Obligations	—	41,669	—	41,669
Investment Companies	17,124	—	—	17,124
Loan Assignments	—	1,946	374	2,320
Mortgage-Backed Security	—	1,116	—	1,116
Preferred Corporate Debt Securities	—	1,026	—	1,026
Preferred Stocks	6,956	1,911	—	8,867
Purchased Options	1,500	81	—	1,581
Repurchase Agreement		146	—	146
Securities Lending Collateral	32,586	—	—	32,586
Short-Term Foreign Government
Obligations	—	7,416	—	7,416
Short-Term U.S. Government Obligations	—	10,430	—	10,430
U.S. Government Obligations	—	40,649	—	40,649
Warrants	277			277
Total	$244,117	$278,461	$374	$522,952

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	07/31/2011

Written Options	$—	$(1,422)	$—	$(1,422)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments	Prices	Inputs	Inputs	07/31/2011

Interest Rate Swap - Appreciation	$—	$24	$—	$24
Interest Rate Swap - Depreciation	—	(1)	—	(1)
Currency Rate Swap - Appreciation	—	16	—	16
Futures Contracts - Appreciation	4	—	—	4
Futures Contracts - Depreciation	(206)	—	—	(206)
Forward Foreign Currency Contracts - Appreciation	—	687	—	687
Forward Foreign Currency Contracts - Depreciation	—	(326)	—	(326)
Total	$(202)	$400	$—	$198

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э
Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation/	into	out of	Balance at	Held at
Securities	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)ƒ	Level 3	Level 3	07/31/2011	07/31/2011ƒ

Loan
Assignment	$—	$374	$—	$—	$—	$—	$—	$—	$374	$—
Corporate Debt Securities	♦	—	—	—	—	—	—	—	♦	—
Total	$—	$374	$—	$—	$—	$—	$—	$—	$374	$—

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 7/31/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica BlackRock Large Cap Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 100.0%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	95,000	$7,194
Raytheon Co.	150,000	6,710
Auto Components - 1.5%
Autoliv, Inc.	54,000	3,573
TRW Automotive Holdings Corp. ‡	133,000	6,712
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	62,000	1,743
Constellation Brands, Inc. — Class A ‡	295,000	6,015
Biotechnology - 2.8%
Amgen, Inc. ‡	225,000	12,308
Biogen Idec, Inc. ‡	68,000	6,927
Capital Markets - 2.3%
Ameriprise Financial, Inc.	126,000	6,817
State Street Corp.	210,000	8,708
Chemicals - 1.5%
CF Industries Holdings, Inc.	46,000	7,145
Huntsman Corp.	87,000	1,662
RPM International, Inc. Λ	77,000	1,623
Commercial Banks - 1.6%
KeyCorp	951,000	7,646
Regions Financial Corp.	504,000	3,069
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	137,000	4,322
Corrections Corp., of America ‡	91,000	1,953
Communications Equipment - 1.1%
Motorola Solutions, Inc. ‡	171,000	7,676
Computers & Peripherals - 3.7%
Dell, Inc. ‡	477,000	7,746
Lexmark International, Inc. — Class A ‡	175,000	5,875
Seagate Technology PLC	412,000	5,723
Western Digital Corp. ‡	176,000	6,065
Construction & Engineering - 0.4%
KBR, Inc.	72,000	2,567
Consumer Finance - 3.7%
Capital One Financial Corp. Λ	194,000	9,273
Discover Financial Services	338,000	8,656
SLM Corp.	474,000	7,390
Diversified Consumer Services - 0.3%
Education Management Corp. ‡ Λ	26,000	580
Service Corp., International	126,000	1,319
Diversified Financial Services - 1.8%
JPMorgan Chase & Co.	295,000	11,932
Leucadia National Corp.	13,000	438
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	160,000	4,682
Verizon Communications, Inc.	424,000	14,962
Electronic Equipment & Instruments - 1.7%
Corning, Inc.	586,000	9,323
Tech Data Corp. ‡	49,000	2,287
Energy Equipment & Services - 1.1%
Oceaneering International, Inc.	110,000	4,752
SEACOR Holdings, Inc. Λ	30,000	3,011
Food & Staples Retailing - 2.1%
Kroger Co.	309,000	7,685
Safeway, Inc. Λ	335,000	6,757
Food Products - 0.7%
Tyson Foods, Inc. — Class A	265,000	4,653
Gas Utilities - 0.5%
Atmos Energy Corp.	99,100	3,313
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	128,000	7,446
Health Care Providers & Services - 10.0%
Aetna, Inc.	201,000	8,339
AmerisourceBergen Corp. — Class A	162,000	6,206
Cardinal Health, Inc.	167,000	7,308
CIGNA Corp.	164,000	8,162
Coventry Health Care, Inc. ‡	198,000	6,336
Humana, Inc.	106,000	7,905
Lincare Holdings, Inc. Λ	77,700	1,988
UnitedHealth Group, Inc.	253,000	12,557
WellPoint, Inc.	134,000	9,053
Household Products - 0.5%
Procter & Gamble Co.	51,000	3,136
Independent Power Producers & Energy Traders - 1.8%
AES Corp. ‡	520,000	6,401
NRG Energy, Inc. ‡	247,800	6,076
Industrial Conglomerates - 2.9%
General Electric Co.	1,103,000	19,755
Insurance - 7.2%
American Financial Group, Inc.	133,800	4,547
Arch Capital Group, Ltd. ‡ Λ	64,000	2,163
Assurant, Inc.	46,000	1,639
Assured Guaranty, Ltd.	111,000	1,571
HCC Insurance Holdings, Inc.	210,000	6,327
Principal Financial Group, Inc.	276,000	7,626
Prudential Financial, Inc.	168,000	9,859
Torchmark Corp.	126,000	5,089
Travelers Cos., Inc.	79,000	4,355
Unum Group	267,000	6,512
Internet Software & Services - 0.5%
IAC/InterActiveCorp ‡	79,000	3,270
IT Services - 0.6%
Convergys Corp. ‡ Λ	216,000	2,688
DST Systems, Inc.	34,000	1,740
Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	57,000	1,394
Machinery - 1.4%
AGCO Corp. ‡	142,000	6,733
Timken Co.	61,200	2,673
Media - 2.3%
CBS Corp. — Class B	319,000	8,732
Time Warner Cable, Inc.	91,000	6,671
Virgin Media, Inc. Λ	23,000	609
Metals & Mining - 2.1%
Alcoa, Inc. Λ	490,000	7,218
Walter Energy, Inc.	54,000	6,619
Multiline Retail - 0.5%
Macy’s, Inc.	121,000	3,493
Multi-Utilities - 0.3%
CMS Energy Corp.	108,000	2,067

The notes are an integral part of this report. Transamerica Funds	Page 1	July 31, 2011 Form N-Q

Transamerica BlackRock Large Cap Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	246,000	$25,589
ConocoPhillips	171,000	12,310
Marathon Oil Corp.	298,000	9,229
Murphy Oil Corp.	99,000	6,358
Tesoro Corp. ‡	251,000	6,097
Valero Energy Corp.	327,000	8,214
Paper & Forest Products - 1.8%
Domtar Corp.	34,000	2,718
International Paper Co.	216,000	6,414
MeadWestvaco Corp.	107,600	3,351
Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.	429,000	12,295
Eli Lilly & Co.	266,000	10,188
Forest Laboratories, Inc. ‡	201,000	7,449
Johnson & Johnson	36,000	2,332
Pfizer, Inc.	1,184,000	22,781
Semiconductors & Semiconductor Equipment - 7.6%
Applied Materials, Inc.	697,000	8,587
Intel Corp.	880,000	19,650
Marvell Technology Group, Ltd. ‡	527,000	7,810
National Semiconductor Corp.	256,000	6,328
Novellus Systems, Inc. ‡ Λ	70,000	2,173
Texas Instruments, Inc. Λ	251,000	7,467
Software - 3.9%
Activision Blizzard, Inc.	662,000	7,838
Amdocs, Ltd. ‡	128,000	4,036
CA, Inc.	207,600	4,629
Microsoft Corp.	287,000	7,865
Symantec Corp. ‡	107,000	2,039
Specialty Retail - 0.9%
GameStop Corp. — Class A ‡ Λ	247,000	5,824
Tobacco - 1.3%
Philip Morris International, Inc.	126,000	8,967
Wireless Telecommunication Services - 1.5%
Sprint Nextel Corp. ‡	1,706,000	7,217
Telephone & Data Systems, Inc.	101,000	2,864

Total Common Stocks (cost $618,240)		683,674

SECURITIES LENDING COLLATERAL - 3.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	21,287,224	21,287
Total Securities Lending Collateral (cost $21,287)

Total Investment Securities (cost $639,527) #		704,961
Other Assets and Liabilities — Net		(21,046)

Net Assets		$683,915

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $20,694.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $639,527. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $82,537 and $17,103, respectively. Net unrealized appreciation for tax purposes is $65,434.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$673,915	$9,759	$—	$683,674
Securities Lending Collateral	21,287	—	—	21,287

Total	$695,202	$9,759	$—	$704,961

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Clarion Global Real Estate Securities
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.3%
Australia - 9.5%
Dexus Property Group REIT Λ	2,816,098	$2,676
Goodman Group REIT	2,937,555	2,194
GPT Group REIT	909,273	3,007
Investa Office Fund REIT	2,309,900	1,624
Lend Lease Corp., Ltd.	50,713	494
Mirvac Group REIT	1,016,651	1,284
Stockland REIT	865,140	2,899
Westfield Group REIT	488,443	4,272
Westfield Retail Trust REIT	914,527	2,451
Bermuda - 2.5%
Great Eagle Holdings, Ltd.	282,400	931
Hongkong Land Holdings, Ltd.	518,700	3,486
Kerry Properties, Ltd.	215,000	1,040
Brazil - 0.5%
BR Malls Participacoes SA	60,700	707
Sonae Sierra Brasil SA	27,800	434
Canada - 3.4%
Brookfield Asset Management, Inc. - Class A Λ	20,500	646
Brookfield Office Properties, Inc.	125,100	2,371
Calloway Real Estate Investment Trust	41,700	1,094
Canadian Real Estate Investment Trust	13,500	472
Primaris Retail Real Estate Investment Trust	30,800	666
RioCan Real Estate Investment Trust	82,000	2,227
Cayman Islands - 0.6%
Longfor Properties Co., Ltd.	457,000	703
Soho China, Ltd.	639,000	579
France - 6.6%
ICADE REIT	17,900	2,064
Klepierre REIT	42,240	1,584
Mercialys SA REIT	26,681	1,112
Nexity SA	21,730	977
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT Λ	4,730	615
Unibail-Rodamco Se REIT	36,880	8,235
Germany - 0.7%
GSW Immobilien AG ‡	33,730	1,185
IVG Immobilien AG ‡	56,220	387
Hong Kong - 9.1%
Cheung Kong Holdings, Ltd.	400,924	6,121
Hang Lung Group, Ltd.	208,848	1,257
Hang Lung Properties, Ltd.	254,400	940
Hysan Development Co., Ltd.	97,500	457
Link Real Estate Investment Trust	946,300	3,327
Sun Hung Kai Properties, Ltd.	395,245	6,015
Wharf Holdings, Ltd.	254,405	1,866
Japan - 12.6%
Advance Residence Investment Corp. - Class A REIT Λ	429	904
Daito Trust Construction Co., Ltd.	17,800	1,716
Daiwa House Industry Co., Ltd.	106,000	1,425
Frontier Real Estate Investment Corp.REIT	143	1,298
Japan Real Estate Investment Corp. REIT	253	2,541
Japan Retail Fund Investment Corp. REIT Λ	571	892
Kenedix Realty Investment Corp. REIT Λ	123	459
Mitsubishi Estate Co., Ltd.	372,820	6,702
Mitsui Fudosan Co., Ltd.	237,046	4,523
Nippon Accommodations Fund, Inc. REIT	131	1,016
Nippon Building Fund, Inc. REIT	173	1,773
Nomura Real Estate Holdings, Inc.	56,000	1,029
Sumitomo Realty & Development Co., Ltd. Λ	115,100	2,850
United Urban Investment Corp. - Class A REIT	517	621
Netherlands - 0.8%
Corio NV REIT	22,970	1,405
Eurocommercial Properties NV REIT	8,853	424
Singapore - 4.8%
Ascendas REIT	360,000	610
Capitacommercial Trust REIT Λ	1,665,000	1,950
Capitaland, Ltd.	1,207,050	2,908
CapitaMall Trust REIT Λ	300,114	470
City Developments, Ltd.	5,247	46
Frasers Centrepoint Trust REIT	227,100	290
Global Logistic Properties, Ltd. — Class L ‡	1,379,200	2,314
Keppel Land, Ltd. Λ	229,000	728
Suntec Real Estate Investment Trust	911,000	1,161
Sweden - 0.5%
Castellum AB	43,250	627
Hufvudstaden AB — Class A	36,670	412
Switzerland - 0.4%
Swiss Prime Site AG ‡	10,210	937
United Kingdom - 5.2%
British Land Co., PLC REIT	175,388	1,684
Derwent London PLC REIT	72,619	2,141
Grainger PLC	154,349	298
Great Portland Estates PLC REIT	185,360	1,266
Hammerson PLC REIT	236,632	1,809
Land Securities Group PLC REIT	233,375	3,276
Safestore Holdings PLC	291,300	579
Segro PLC REIT	87,845	435
United States - 42.1%
Alexandria Real Estate Equities, Inc. REIT	27,900	2,288
Apartment Investment & Management Co. - Class A REIT Λ	86,300	2,356
AvalonBay Communities, Inc. REIT Λ	33,925	4,552
Boston Properties, Inc. REIT	62,600	6,721
BRE Properties, Inc. REIT	48,100	2,524
Developers Diversified Realty Corp. REIT	139,000	2,031
Equity Residential REIT	112,600	6,961
Federal Realty Investment Trust REIT Λ	25,800	2,253
General Growth Properties, Inc. REIT Λ	212,290	3,569
HCP, Inc. REIT	94,700	3,478
Health Care REIT, Inc.	49,600	2,618
Highwoods Properties, Inc. REIT Λ	26,700	919
Host Hotels & Resorts, Inc. REIT Λ	237,777	3,769
Kimco Realty Corp. REIT Λ	85,300	1,623
Liberty Property Trust REIT	87,600	2,975
Macerich Co. REIT Λ	82,207	4,368
Pebblebrook Hotel Trust REIT Λ	44,200	874
ProLogis, Inc. REIT	184,313	6,567
Public Storage REIT	27,300	3,266
Regency Centers Corp. REIT Λ	30,800	1,384
Simon Property Group, Inc. REIT	73,303	8,833
SL Green Realty Corp. REIT Λ	39,000	3,199
Starwood Hotels & Resorts Worldwide, Inc.	27,000	1,484
Tanger Factory Outlet Centers REIT	32,700	898
Taubman Centers, Inc. REIT	29,400	1,761
UDR, Inc. REIT Λ	126,083	3,317
Ventas, Inc. REIT	28,735	1,555
Vornado Realty Trust REIT	65,237	6,103

Total Common Stocks (cost $158,560)		218,164

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	16,548,114	16,548
Total Securities Lending Collateral (cost $16,548)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Clarion Global Real Estate Securities
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $1,311 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, with a value of $1,338.	$1,311	$1,311
Total Repurchase Agreement (cost $1,311)

Total Investment Securities (cost $176,419) #		236,023
Other Assets and Liabilities — Net		(16,198)

Net Assets		$219,825

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Investment Trusts	67.4%	$158,990
Real Estate Management & Development	24.4	57,690
Hotels, Restaurants & Leisure	0.6	1,484

Investment Securities, at Value	92.4	218,164
Short-Term Investments	7.6	17,859

Total Investments	100.0%	$236,023

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $16,009.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $176,419. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $61,520 and $1,916, respectively. Net unrealized appreciation for tax purposes is $59,604.
DEFINITION:
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$107,602	$110,562	$—	$218,164
Repurchase Agreement		1,311	—	1,311
Securities Lending Collateral	16,548	—	—	16,548

Total	$124,150	$111,873	$—	$236,023

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica First Quadrant Global Macro
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.2%
Call Options - 0.0% ∞
S&P 500 Index	$4	$14
Call Strike $1,360.00
Expires 08/20/2011
S&P 500 Index	22	1
Call Strike $1,600.00
Expires 09/17/2011
Put Options - 0.2%
S&P 500 Index	22	222
Put Strike $1,150.00
Expires 09/17/2011
S&P 500 Index	10	164
Put Strike $1,150.00
Expires 10/22/2011

Total Purchased Options (cost $307)		401

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 35.5%
United States - 35.5%
U.S. Treasury Bill
0.08%, 09/22/2011 ▲ ☼ ■	$11,500	11,498
0.09%, 09/15/2011 ▲ ☼	2,000	2,000
0.09%, 09/08/2011 ▲ ☼ ■ γ	24,000	23,998
0.17%, 08/18/2011 ▲ ☼ ■	7,000	7,000
0.26%, 08/11/2011 ▲ ☼	4,000	4,000

Total Short-Term U.S. Government Obligations (cost $48,496)		48,496

REPURCHASE AGREEMENT - 74.5%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $101,757 on 08/01/2011. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 09/25/2039 - 11/15/2040, with a total value of $103,795.	101,757	101,757
Total Repurchase Agreement (cost $101,757)

Total Investment Securities (cost $150,560) #		150,654
Other Assets and Liabilities — Net		(13,982)

Net Assets		$136,672

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.6%)
Call Options — (0.1%)
S&P 500 Index	$(11)	(127)
Call Strike $1,350.00
Expires 09/17/2011
S&P 500 Index	(10)	(58)
Call Strike $1,375.00
Expires 09/17/2011
Put Options — (0.5%)
S&P 500 Index	(10)	(280)
Put Strike $1,225.00
Expires 10/22/2011
S&P 500 Index	(14)	(367)
Put Strike $1,250.00
Expires 09/17/2011

Total Written Options (Premiums: $(795))		$(832)

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year Australian Treasury Bond	Short	(501)	09/15/2011	$(1,784)
10-Year Government of Canada Bond	Short	(424)	09/21/2011	(1,399)
10-Year Japan Government Bond Mini	Long	261	09/07/2011	333
10-Year U.S. Treasury Note	Long	481	09/21/2011	1,820
AEX Index	Long	17	08/19/2011	(18)
ASX SPI 200 Index	Short	(38)	09/15/2011	151
CAC 40 Index	Long	19	08/19/2011	(33)
DAX Index	Long	7	09/16/2011	6
FTSE 100 Index	Long	23	09/16/2011	3
FTSE MIB Index	Long	37	09/16/2011	(357)
German Euro Bund	Long	324	09/08/2011	2,444
Hang Seng Index	Short	(12)	08/30/2011	(7)
IBEX 35 Index	Long	14	08/19/2011	3
S&P 500 E-Mini Index	Long	49	09/16/2011	(21)
S&P TSE 60 Index	Short	(11)	09/15/2011	55
TOPIX Index	Long	11	09/09/2011	40
United Kingdom Long Gilt Bond	Short	(295)	09/28/2011	(2,423)

				$(1,187)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica First Quadrant Global Macro
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(1,129)	09/21/2011	$(1,167)	$(65)
Australian Dollar	(1,024)	09/21/2011	(1,069)	(48)
Australian Dollar	325	09/21/2011	350	5
Australian Dollar	18	09/21/2011	20	♦
Australian Dollar	(65)	09/21/2011	(70)	(2)
Australian Dollar	2,751	09/21/2011	2,937	65
Australian Dollar	95	09/21/2011	100	3
Australian Dollar	(1,133)	09/21/2011	(1,194)	(43)
Australian Dollar	(866)	09/21/2011	(920)	(25)
Australian Dollar	489	09/21/2011	509	25
Australian Dollar	(374)	09/21/2011	(389)	(19)
Australian Dollar	(1,466)	09/21/2011	(1,561)	(40)
Australian Dollar	972	09/21/2011	1,015	46
Australian Dollar	297	09/21/2011	326	(2)
Australian Dollar	(2,704)	09/21/2011	(2,840)	(111)
Australian Dollar	5,324	09/21/2011	5,797	13
Australian Dollar	54	09/21/2011	57	1
Australian Dollar	901	09/21/2011	960	23
Australian Dollar	(36,627)	09/21/2011	(38,402)	(1,563)
Australian Dollar	(57)	09/21/2011	(60)	(2)
Australian Dollar	716	09/21/2011	786	(5)
Australian Dollar	195	09/21/2011	205	8
Australian Dollar	(47)	09/21/2011	(51)	(1)
Australian Dollar	(1,549)	09/21/2011	(1,647)	(43)
Canadian Dollar	(543)	09/21/2011	(558)	(9)
Canadian Dollar	(2,978)	09/21/2011	(3,028)	(86)
Canadian Dollar	2,210	09/21/2011	2,280	30
Canadian Dollar	830	09/21/2011	877	(10)
Canadian Dollar	(926)	09/21/2011	(965)	(3)
Canadian Dollar	(1,667)	09/21/2011	(1,685)	(58)
Canadian Dollar	1,316	09/21/2011	1,389	(14)
Canadian Dollar	1,561	09/21/2011	1,639	(7)
Canadian Dollar	1,459	09/21/2011	1,519	6
Canadian Dollar	(3,780)	09/21/2011	(3,851)	(101)
Canadian Dollar	(1,040)	09/21/2011	(1,079)	(9)
Euro	(1,754)	09/21/2011	(2,517)	♦
Euro	1,570	09/21/2011	2,277	(24)
Euro	(1,871)	09/21/2011	(2,713)	28
Euro	3,201	09/21/2011	4,558	36
Euro	1,615	09/21/2011	2,269	49
Euro	2,125	09/21/2011	3,006	43
Euro	3,476	09/21/2011	5,068	(81)
Euro	1,994	09/21/2011	2,904	(42)
Euro	(824)	09/21/2011	(1,181)	(1)
Euro	(2,086)	09/21/2011	(3,013)	19
Euro	1,533	09/21/2011	2,174	26
Euro	2,812	09/21/2011	3,931	104
Euro	1,237	09/21/2011	1,789	(13)
Euro	1,623	09/21/2011	2,311	18
Euro	(2,053)	09/21/2011	(2,930)	(17)
Euro	(2,728)	09/21/2011	(3,918)	3
Euro	1,794	09/21/2011	2,520	54
Japanese Yen	(270,483)	09/21/2011	(3,347)	(169)
Japanese Yen	223,093	09/21/2011	2,770	129
Japanese Yen	(33,158)	09/21/2011	(415)	(16)
Japanese Yen	(159,646)	09/21/2011	(2,021)	(54)
Japanese Yen	(79,506)	09/21/2011	(993)	(40)
Japanese Yen	(97,795)	09/21/2011	(1,221)	(50)
Japanese Yen	(160,687)	09/21/2011	(1,994)	(95)
Japanese Yen	(121,074)	09/21/2011	(1,493)	(81)
Japanese Yen	178,944	09/21/2011	2,203	123
Japanese Yen	(62,372)	09/21/2011	(802)	(9)
Japanese Yen	(154,601)	09/21/2011	(1,953)	(57)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica First Quadrant Global Macro
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Japanese Yen	263,073	09/21/2011	$3,288	$131
Japanese Yen	(145,582)	09/21/2011	(1,812)	(81)
Japanese Yen	(150,832)	09/21/2011	(1,868)	(92)
New Zealand Dollar	1,270	09/21/2011	1,016	96
New Zealand Dollar	(3,746)	09/21/2011	(3,021)	(259)
New Zealand Dollar	(4,290)	09/21/2011	(3,486)	(271)
New Zealand Dollar	(1,102)	09/21/2011	(903)	(62)
New Zealand Dollar	(102)	09/21/2011	(85)	(4)
New Zealand Dollar	23,110	09/21/2011	18,730	1,506
New Zealand Dollar	3,367	09/21/2011	2,904	45
New Zealand Dollar	3,008	09/21/2011	2,616	18
New Zealand Dollar	(1,382)	09/21/2011	(1,147)	(62)
New Zealand Dollar	(2,383)	09/21/2011	(1,965)	(121)
New Zealand Dollar	(1,635)	09/21/2011	(1,345)	(87)
New Zealand Dollar	2,970	09/21/2011	2,374	227
Pound Sterling	(3,588)	09/21/2011	(5,713)	(172)
Pound Sterling	204	09/21/2011	333	2
Pound Sterling	(2,950)	09/21/2011	(4,814)	(26)
Pound Sterling	(657)	09/21/2011	(1,046)	(32)
Pound Sterling	(2,776)	09/21/2011	(4,437)	(116)
Pound Sterling	(2,231)	09/21/2011	(3,554)	(105)
Pound Sterling	(1,620)	09/21/2011	(2,607)	(50)
Pound Sterling	22	09/21/2011	35	♦
Pound Sterling	24,003	09/21/2011	39,247	131
Pound Sterling	(912)	09/21/2011	(1,488)	(8)
Pound Sterling	36	09/21/2011	57	1
Pound Sterling	4,817	09/21/2011	7,743	159
Pound Sterling	1,989	09/21/2011	3,194	70
Pound Sterling	(1,393)	09/21/2011	(2,248)	(37)
Pound Sterling	2,306	09/21/2011	3,747	35
Swedish Krona	(14,301)	09/21/2011	(2,274)	7
Swedish Krona	(18,101)	09/21/2011	(2,745)	(124)
Swedish Krona	16,638	09/21/2011	2,645	(8)
Swedish Krona	(17,446)	09/21/2011	(2,699)	(67)
Swedish Krona	(11,490)	09/21/2011	(1,741)	(81)
Swedish Krona	(13,553)	09/21/2011	(2,162)	14
Swedish Krona	(9,495)	09/21/2011	(1,453)	(52)
Swedish Krona	22,673	09/21/2011	3,604	(10)
Swedish Krona	(26,222)	09/21/2011	(4,105)	(51)
Swedish Krona	67,043	09/21/2011	10,778	(152)
Swedish Krona	15,517	09/21/2011	2,422	38
Swedish Krona	41,192	09/21/2011	6,515	14
Swedish Krona	(3,607)	09/21/2011	(568)	(4)
Swedish Krona	8,968	09/21/2011	1,420	1
Swedish Krona	(18,637)	09/21/2011	(2,869)	(85)
Swedish Krona	18,364	09/21/2011	2,794	117
Swedish Krona	12,886	09/21/2011	2,055	(13)
Swedish Krona	(15,011)	09/21/2011	(2,362)	(17)
Swiss Franc	211	09/21/2011	260	9
Swiss Franc	278	09/21/2011	327	26
Swiss Franc	(237)	09/21/2011	(281)	(20)
Swiss Franc	(149)	09/21/2011	(176)	(14)
Swiss Franc	(3,600)	09/21/2011	(4,240)	(338)
Swiss Franc	(1,420)	09/21/2011	(1,682)	(123)
Swiss Franc	446	09/21/2011	556	10
Swiss Franc	(32,830)	09/21/2011	(39,212)	(2,534)
Swiss Franc	390	09/21/2011	487	9
Swiss Franc	4,738	09/21/2011	5,682	343
Swiss Franc	(4,641)	09/21/2011	(5,652)	(250)
Swiss Franc	332	09/21/2011	393	29
Swiss Franc	115	09/21/2011	142	5
Swiss Franc	12	09/21/2011	15	1
Swiss Franc	(288)	09/21/2011	(339)	(27)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica First Quadrant Global Macro
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Swiss Franc	398	09/21/2011	$475	$32
Swiss Franc	4,605	09/21/2011	5,551	306
Swiss Franc	113	09/21/2011	134	10
Swiss Franc	(57)	09/21/2011	(68)	(5)
Swiss Franc	♦	09/21/2011	♦	♦
Swiss Franc	187	09/21/2011	223	16
Swiss Franc	(203)	09/21/2011	(243)	(15)
Swiss Franc	250	09/21/2011	301	17
Swiss Franc	(5,002)	09/21/2011	(5,900)	(462)
Swiss Franc	132	09/21/2011	157	11
Swiss Franc	592	09/21/2011	730	23
Swiss Franc	174	09/21/2011	208	14
Swiss Franc	4,654	09/21/2011	5,819	99
Swiss Franc	141	09/21/2011	168	11
Swiss Franc	57	09/21/2011	71	1

				$(4,611)

NOTES TO SCHEDULE OF INVESTMENTS:

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 07/29/2011.

♦	Net unrealized appreciation (depreciation) is less than $1 or $(1).

☼	All or a portion of these securities, in the amount of $21,999, have been segregated with the broker to cover open forward contracts.

■	All or a portion of these securities, in the amount of $16,499, have been segregated with the broker to cover open written options.

γ	A portion of this security, in the amount of $6,999, has been segregated with the broker to cover margin requirements for open futures contracts.

#	Aggregate cost for federal income tax purposes is $150,560. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $143 and $49, respectively. Net unrealized appreciation for tax purposes is $94.

┌	Contract amounts are not in thousands.
DEFINITIONS:

AEX	Amsterdam Exchange
ASX	Australian Stock Exchange
CAC	Compagnie des Agents de Change (French stock market index)
DAX	Deutscher Aktien Index
FTSE	Financial Times and the London Stock Exchange
IBEX	International Business Exchange (initiative funded by the European Commission)
MIB	Milano Indice Borsa (Milan, Italian Stock Exchange)
TOPIX	Tokyo Stock Price Index
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Purchased Options	$401	$—	$—	$401
Repurchase Agreement	—	101,757	—	101,757
Short-Term U.S. Government Obligations	—	48,496	—	48,496

Total	$401	$150,253	$—	$150,654

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica First Quadrant Global Macro
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY(continued): Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	07/31/2011
Written Options	$—	$(832)	$—	$(832)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2011
Futures Contracts - Appreciation	$4,855	$—	$—	$4,855
Futures Contracts - Depreciation	(6,042)	—	—	(6,042)
Forward Foreign Currency Contracts - Appreciation	—	4,441	—	4,441
Forward Foreign Currency Contracts - Depreciation	—	(9,052)		(9,052)

Total	$(1,187)	$(4,611)	$—	$(5,798)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Goldman Sachs Commodity Strategy
CONSOLIDATED SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 58.9%
U.S. Treasury Bill 0.11% 11/03/2011 Λ	$115,000	$114,975
Total Short-Term U.S. Government Obligation (cost $114,975)

	Shares	Value

SECURITIES LENDING COLLATERAL - 24.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, .25% ▲	48,557,100	48,557
Total Securities Lending Collateral (cost $48,557)

	Principal	Value

REPURCHASE AGREEMENT - 34.5%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $67,345 on 08/01/2011. Collateralized by U.S. Government Agency Obligations, 3.50%, due 11/15/2040, with a value of $68,695.	$67,345	$67,345
Total Repurchase Agreement (cost $67,345)

Total Investment Securities (cost $230,877) #		230,877
Other Assets and Liabilities — Net		(35,721)

Net Assets		$195,156

TOTAL RETURN SWAPS ON INDICES: b

Pay/Receive		# of						Upfront Premiums	Unrealized
on Reference		Shares/	Financing	Notional	Termination	Counter-	Market	Paid/	Appreciation
Index(A)	Index	Units	Rate (BP)	Amount	Date	party	Value	(Received)	(Depreciation)

Pay	DJ-UBS Commodity 6-Month Forward Excess Return	135	0.37	$45,452	10/11/2011	UAG	$45,452	$45,452	$—
							(45,452)	(45,452)	—

Pay	DJ-UBS Commodity 6-Month Forward Excess Return	114	0.37	38,362	10/11/2011	UAG	38,362	38,362	—
							(38,362)	(38,362)	—

Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	10	0.37	2,115	09/14/2011	MLC	2,115	2,115	—
							(2,115)	(2,115)	—

Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	45	0.37	9,442	09/14/2011	MLC	9,442	9,442	—
							(9,442)	(9,442)	—

Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	319	0.37	66,584	09/14/2011	MLC	66,584	66,584	—
							(66,584)	(66,584)	—

Pay	Merrill Lynch Commodity Index eXtra GA6 Excess Return	157	0.37	32,750	09/14/2011	MLC	32,750	32,750	—
							(32,750)	(32,750)

							$—	$—	$—

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $47,594.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $230,877.

b	Cash in the amount of $7,040 has been segregated by the custodian as collateral for the benefit of the broker for open swap contacts

(A)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Goldman Sachs Commodity Strategy
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:

BP	Basis Point
MLC	Merrill Lynch Capital Services
UAG	UBS AG
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Repurchase Agreement	$—	$67,345	$—	$67,345
Securities Lending Collateral	48,557	—	—	48,557
Short-Term U.S. Government Obligations	—	114,975	—	114,975

Total	$48,557	$182,320	$—	$230,877

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2011
Total Return Swaps on Indices - Appreciation/Depreciation	$—	$—	$—	$—

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Hansberger International Value
(formerly, Transamerica AllianceBernstein International Value)
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except shares amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 1.1%
Germany - 1.1%
Henkel AG & Co., KGaA, 1.62% ▲	42,204	$2,851
Total Preferred Stock (cost $2,593)

COMMON STOCKS - 97.1%
Australia - 2.6%
Commonwealth Bank of Australia	56,632	3,065
Westpac Banking Corp.	152,589	3,423
Bermuda - 1.2%
GOME Electrical Appliances Holdings, Ltd.	6,583,000	3,091
Brazil - 4.6%
Cia Energetica de Minas Gerais ADR Λ	154,174	2,976
Gafisa SA ADR Λ	265,875	2,544
Petroleo Brasileiro SA ADR	69,942	2,376
Vale SA — Class B ADR Λ	125,855	3,715
Canada - 5.2%
Bank of Nova Scotia	74,762	4,240
Canadian National Railway Co.	52,128	3,902
Suncor Energy, Inc.	60,167	2,300
Teck Resources, Ltd. — Class B	52,818	2,611
Cayman Islands - 2.9%
China State Construction International Holdings, Ltd.	7,384,800	7,400
China - 6.6%
China Construction Bank Corp. — Class H	2,696,000	2,176
China Shenhua Energy Co., Ltd. — Class H	704,500	3,543
Guangzhou Automobile Group Co., Ltd.	2,758,000	3,330
Ping An Insurance Group Co. — Class H	282,000	2,746
Weichai Power Co., Ltd.	884,000	4,821
Denmark - 0.5%
Pandora A/S Λ	45,698	1,310
France - 4.7%
BNP Paribas SA	65,634	4,288
Faurecia Λ	61,811	2,401
GDF Suez	65,305	2,142
Total SA	53,306	2,894
Germany - 5.4%
Adidas AG	41,740	3,106
Bayer AG	39,646	3,186
SAP AG	55,230	3,464
Siemens AG	30,337	3,896
Hong Kong - 2.2%
China Overseas Land & Investment, Ltd.	1,370,000	3,062
Wing Hang Bank, Ltd.	237,000	2,545
India - 1.6%
ICICI Bank, Ltd. ADR	38,800	1,807
Sterlite Industries India, Ltd. ADR Λ	147,346	2,176
Italy - 1.1%
ENI SpA	128,102	2,794
Japan - 15.0%
Asahi Glass Co., Ltd. Λ	194,000	2,250
Astellas Pharma, Inc.	66,800	2,600
Bank of Yokohama, Ltd. Λ	456,000	2,239
Canon, Inc.	81,900	3,989
Fanuc Corp.	25,500	4,840
Mitsui & Co., Ltd.	217,200	4,105
Nintendo Co., Ltd.	11,800	1,884
Shin-Etsu Chemical Co., Ltd.	70,000	3,787
Sumitomo Corp. Λ	175,100	2,475
Sumitomo Mitsui Trust Holdings, Inc.	802,999	2,962
THK Co., Ltd. Λ	127,300	3,293
Yamada Denki Co., Ltd. Λ	39,480	3,154
Jersey, Channel Islands - 1.2%
WPP PLC	267,576	3,050
Korea, Republic of - 2.2%
KB Financial Group, Inc.	51,334	2,556
Samsung Electronics Co., Ltd.	3,620	2,898
Luxembourg - 4.0%
ArcelorMittal	109,440	3,429
Evraz Group SA GDR ‡	96,174	3,212
Subsea 7 SA ‡Λ	133,284	3,525
Mexico - 1.2%
America Movil SAB de CV — Series L ADR	114,838	2,963
Netherlands - 1.0%
STMicroelectronics NV	302,767	2,395
Russian Federation - 4.8%
Gazprom OAO ADR	172,058	2,522
Lukoil OAO ADR	61,192	4,109
MMC Norilsk Nickel OJSC ADR Λ	103,387	2,765
Sberbank of Russian Federation	719,168	2,634
Singapore - 1.4%
DBS Group Holdings, Ltd.	282,000	3,637
South Africa - 2.0%
MTN Group, Ltd.	230,386	4,995
Spain - 0.9%
Banco Santander SA Λ	210,252	2,213
Sweden - 0.9%
Sandvik AB	142,382	2,279
Switzerland - 8.2%
ABB, Ltd. ‡	192,372	4,639
Credit Suisse Group AG ‡	56,392	2,039
Lonza Group AG ‡	25,019	2,138
Nestle SA	85,142	5,436
Novartis AG	41,529	2,559
Roche Holding AG	21,869	3,935
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR Λ	218,546	2,701
United Kingdom - 14.6%
Barclays PLC	961,233	3,518
BHP Billiton PLC	94,476	3,525
Eurasian Natural Resources Corp., PLC	208,163	2,640
GlaxoSmithKline PLC	158,184	3,542
HSBC Holdings PLC	240,800	2,365
ICAP PLC	308,367	2,267
Kazakhmys PLC	102,641	2,271
Lloyds TSB Group PLC ‡	2,918,648	2,077
Standard Chartered PLC	126,973	3,247
Tesco PLC	442,166	2,783
Unilever PLC	159,180	5,090
Vodafone Group PLC	1,171,262	3,307

Total Common Stocks (cost $244,904)		244,169

SECURITIES LENDING COLLATERAL - 9.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, .25% ▲	22,609,649	22,610
Total Securities Lending Collateral (cost $22,610)

	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $4,299 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, with a value of $4,386.	$4,299	4,299
Total Repurchase Agreement (cost $4,299)

Total Investment Securities (cost $274,406) #		273,929
Other Assets and Liabilities — Net		(22,345)

Net Assets		$251,584

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Hansberger International Value
(formerly, Transamerica AllianceBernstein International Value)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	17.9%	$48,992
Metals & Mining	9.6	26,344
Oil, Gas & Consumable Fuels	7.5	20,538
Pharmaceuticals	5.8	15,822
Machinery	5.5	15,233
Wireless Telecommunication Services	4.1	11,265
Food Products	3.9	10,526
Semiconductors & Semiconductor Equipment	3.0	7,994
Construction & Engineering	2.7	7,400
Trading Companies & Distributors	2.3	6,580
Specialty Retail	2.3	6,245
Software	2.0	5,348
Electrical Equipment	1.7	4,639
Textiles, Apparel & Luxury Goods	1.6	4,416
Capital Markets	1.5	4,306
Office Electronics	1.5	3,989
Road & Rail	1.4	3,902
Industrial Conglomerates	1.4	3,896
Chemicals	1.4	3,787
Energy Equipment & Services	1.3	3,525
Automobiles	1.2	3,330
Real Estate Management & Development	1.1	3,062
Media	1.1	3,050
Electric Utilities	1.1	2,976
Household Products	1.0	2,851
Food & Staples Retailing	1.0	2,783
Insurance	1.0	2,746
Household Durables	0.9	2,544
Auto Components	0.9	2,401
Building Products	0.8	2,250
Multi-Utilities	0.8	2,142
Life Sciences Tools & Services	0.8	2,138

Investment Securities, at Value	90.1	247,020
Short-Term Investments	9.9	26,909

Total Investments	100.0%	$273,929

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/29/2011.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $21,690.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $274,406. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,046 and $16,523, respectively. Net unrealized depreciation for tax purposes is $477.
DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Hansberger International Value
(formerly, Transamerica AllianceBernstein International Value)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$38,118	$206,051	$—	$244,169
Preferred Stocks	—	2,851	—	2,851
Repurchase Agreement	—	4,299	—	4,299
Securities Lending Collateral	22,610	—	—	22,610

Total	$60,728	$213,201	$—	$273,929

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Jennison Growth
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.2%
Aerospace & Defense - 5.2%
Boeing Co.	164,057	$11,561
Precision Castparts Corp.	119,499	19,284
United Technologies Corp.	159,108	13,181
Auto Components - 1.4%
BorgWarner, Inc. ‡ Λ	140,946	11,222
Automobiles - 1.4%
Bayerische Motoren Werke AG	105,216	10,556
Harley-Davidson, Inc.	22,057	957
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. ‡	46,784	2,657
Celgene Corp. ‡	227,584	13,496
Vertex Pharmaceuticals, Inc. ‡	89,705	4,652
Capital Markets - 1.4%
Charles Schwab Corp. Λ	245,436	3,664
Goldman Sachs Group, Inc.	57,742	7,794
Chemicals - 3.6%
E.I. du Pont de Nemours & Co.	236,670	12,170
Monsanto Co.	244,723	17,982
Communications Equipment - 2.4%
Juniper Networks, Inc. ‡	315,686	7,384
QUALCOMM, Inc.	228,949	12,542
Computers & Peripherals - 8.3%
Apple, Inc. ‡	106,738	41,679
EMC Corp. ‡	659,036	17,188
NetApp, Inc. ‡	206,661	9,821
Consumer Finance - 1.7%
American Express Co.	281,485	14,085
Energy Equipment & Services - 4.0%
National Oilwell Varco, Inc.	89,762	7,232
Schlumberger, Ltd.	283,000	25,575
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	159,246	12,461
Whole Foods Market, Inc.	200,751	13,391
Food Products - 1.9%
Green Mountain Coffee Roasters, Inc. ‡ Λ	59,233	6,157
Mead Johnson Nutrition Co. - Class A	136,853	9,767
Health Care Providers & Services - 1.8%
Express Scripts, Inc. ‡	269,723	14,635
Hotels, Restaurants & Leisure - 4.9%
Chipotle Mexican Grill, Inc. - Class A ‡ Λ	38,614	12,533
Marriott International, Inc. - Class A	140,722	4,573
McDonald’s Corp.	83,340	7,207
Starbucks Corp.	398,797	15,989
Internet & Catalog Retail - 5.8%
Amazon.com, Inc. ‡	178,753	39,776
NetFlix, Inc. ‡	2,847	757
priceline.com, Inc. ‡	14,343	7,712
Internet Software & Services - 5.9%
Baidu, Inc. ADR ‡	115,972	18,216
Google, Inc. - Class A ‡	36,222	21,866
Mail.ru Group, Ltd. - 144A GDR ‡ Ə	57,720	2,130
Tencent Holdings, Ltd.	196,674	5,123
Youku.com, Inc. ADR ‡ Λ	38,068	1,405
IT Services - 5.8%
Cognizant Technology Solutions Corp. - Class A ‡	91,361	6,383
International Business Machines Corp.	120,409	21,897
Mastercard, Inc. - Class A	65,788	19,950
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc. ‡	260,671	10,990
Illumina, Inc. ‡ Λ	133,789	8,355
Sequenom, Inc. ‡ Λ	2,222	16
Machinery - 1.1%
Deere & Co.	111,288	8,737
Media - 1.8%
Walt Disney Co.	382,470	14,771
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.	70,440	5,816
EOG Resources, Inc.	56,475	5,760
Occidental Petroleum Corp.	110,845	10,883
Personal Products - 1.5%
Estee Lauder Cos., Inc. - Class A	114,883	12,052
Pharmaceuticals - 5.5%
Allergan, Inc.	150,979	12,276
Johnson & Johnson	49,758	3,224
Novo Nordisk A/S ADR	101,272	12,357
Shire PLC ADR Λ	148,085	15,401
Valeant Pharmaceuticals International, Inc.	44,633	2,456
Road & Rail - 1.1%
Union Pacific Corp.	86,892	8,905
Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	98,311	4,019
ARM Holdings PLC ADR Λ	114,754	3,304
Atmel Corp. ‡	319,214	3,862
Avago Technologies, Ltd.	230,118	7,739
Broadcom Corp. - Class A ‡	120,994	4,485
Software - 7.3%
Oracle Corp.	714,943	21,863
Red Hat, Inc. ‡	221,761	9,332
Salesforce.com, Inc. ‡ Λ	102,809	14,877
Successfactors, Inc. ‡ Λ	46,497	1,255
VMware, Inc. - Class A ‡ Λ	131,541	13,199
Specialty Retail - 2.4%
Bed Bath & Beyond, Inc. ‡	119,976	7,017
Tiffany & Co. Λ	105,070	8,363
Urban Outfitters, Inc. ‡ Λ	131,078	4,265
Textiles, Apparel & Luxury Goods - 7.4%
Burberry Group PLC	331,805	8,137
Coach, Inc.	176,136	11,371
Lululemon Athletica, Inc. ‡ Λ	82,077	4,969
LVMH Moet Hennessy Louis Vuitton SA ADR	249,804	9,133
Nike, Inc. - Class B	167,735	15,121
Polo Ralph Lauren Corp. - Class A	98,476	13,301
Wireless Telecommunication Services - 1.2%
American Tower Corp. - Class A ‡	182,058	9,564

Total Common Stocks (cost $596,666)		813,785

SECURITIES LENDING COLLATERAL - 5.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	42,403,973	42,404
Total Securities Lending Collateral (cost $42,404)

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Jennison Growth
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 0.0% ∞
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $258 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $264.	$258	$258
Total Repurchase Agreement (cost $258)

Total Investment Securities (cost $639,328) #		856,447
Other Assets and Liabilities — Net		(27,622)

Net Assets		$828,825

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $41,501.

‡	Non-income producing security.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $2,130, or 0.26%, of the fund’s net assets.

▲	Rate shown reflects the yield at 07/29/2011.

∞	Percentage rounds to less than 0.1%.

#	Aggregate cost for federal income tax purposes is $639,328. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $220,805 and $3,686, respectively. Net unrealized appreciation for tax purposes is $217,119.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $2,130, or 0.26%, of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$745,029	$68,756	$—	$813,785
Repurchase Agreement	—	258	—	258
Securities Lending Collateral	42,404	—	—	42,404
Total	$787,433	$69,014	$—	$856,447

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 22.2%
U.S. Treasury Bond
2.75%, 02/28/2018 Λ	$5,000	$5,248
4.50%, 02/15/2036	5,800	6,240
5.38%, 02/15/2031	2,500	3,050
5.50%, 08/15/2028	800	987
6.00%, 02/15/2026	200	258
6.13%, 11/15/2027	350	459
6.25%, 05/15/2030	1,200	1,609
6.38%, 08/15/2027 Λ	50	67
6.50%, 11/15/2026	600	813
6.63%, 02/15/2027	150	206
6.75%, 08/15/2026	1,250	1,729
7.50%, 11/15/2016 Λ	11,250	14,740
7.50%, 11/15/2024	1,000	1,454
8.13%, 08/15/2019 Λ	9,783	13,997
8.50%, 02/15/2020 Λ	50	74
8.75%, 05/15/2020 - 08/15/2020 Λ	3,100	4,643
8.88%, 08/15/2017 Λ	21,305	30,119
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	1,052	1,304
U.S. Treasury Note
1.38%, 11/15/2012	20,000	20,280
2.00%, 04/30/2016	3,000	3,103
2.13%, 05/31/2015	3,000	3,143
2.13%, 12/31/2015 Λ	4,535	4,733
2.38%, 02/28/2015	300	317
2.63%, 04/30/2016	6,815	7,249
2.75%, 05/31/2017	5,580	5,913
2.88%, 03/31/2018 Λ	1,425	1,505
3.00%, 09/30/2016	1,000	1,079
3.13%, 09/30/2013 - 05/15/2019	52,427	56,098
3.25%, 12/31/2016 - 03/31/2017	32,750	35,684
3.38%, 11/15/2019	6,500	6,961
3.88%, 05/15/2018	3,330	3,734
4.13%, 05/15/2015	3,100	3,483
4.25%, 11/15/2017 Λ	1,250	1,432
4.50%, 11/30/2011 Λ	15,000	15,214
4.50%, 05/15/2017	6,180	7,159
4.63%, 08/31/2011	4,500	4,516
4.75%, 08/15/2017 Λ	7,630	8,959
6.13%, 08/15/2029	1,000	1,320
U.S. Treasury STRIPS ▲
0.45%, 02/15/2014	3,900	3,853
0.50%, 05/15/2014 Λ	5,400	5,320
0.62%, 08/15/2014	4,000	3,921
0.82%, 02/15/2015 Λ	5,100	4,950
1.33%, 05/15/2016 Λ	200	187
1.55%, 11/15/2016 Λ	150	138
1.69%, 02/15/2017	3,960	3,602
1.86%, 08/15/2017 Λ	300	268
1.95%, 11/15/2017 Λ	3,625	3,202
2.07%, 02/15/2018 Λ	2,100	1,833
2.25%, 08/15/2018	550	469
2.47%, 05/15/2019 Λ	3,090	2,547
2.56%, 08/15/2019	2,550	2,075
2.85%, 05/15/2020 Λ	35,473	27,636
2.91%, 08/15/2020 Λ	13,850	10,644
3.00%, 11/15/2020	2,200	1,668
3.16%, 08/15/2021	10,400	7,581
3.29%, 02/15/2022	400	283
3.66%, 02/15/2024	75	48
3.70%, 05/15/2024	300	188
3.74%, 08/15/2024	975	601
3.77%, 11/15/2024	1,600	972
3.81%, 02/15/2025 Λ	1,150	690
3.84%, 05/15/2025	700	414
3.87%, 08/15/2025	400	234
3.95%, 05/15/2026	600	336
4.03%, 02/15/2027	200	107
4.05%, 05/15/2027	1,000	531
4.07%, 08/15/2027	100	52
4.09%, 11/15/2027	350	181
4.11%, 02/15/2028	1,250	636
4.13%, 05/15/2028 Λ	100	50
4.14%, 08/15/2028	1,000	496
4.16%, 11/15/2028	2,000	979
4.18%, 02/15/2029	1,950	941
4.19%, 05/15/2029	100	48
4.20%, 08/15/2029 Λ	500	236
4.22%, 11/15/2029	300	139
4.23%, 02/15/2030	1,350	618
4.26%, 08/15/2030	950	424
4.27%, 11/15/2030	900	397
4.31%, 11/15/2031	100	42
4.33%, 02/15/2032	50	21
4.36%, 11/15/2032	250	99
4.38%, 05/15/2033	1,150	445
4.39%, 08/15/2033	5,000	1,912
4.40%, 11/15/2033	600	226
4.41%, 02/15/2034	500	186
4.42%, 05/15/2034	400	147
4.50%, 05/15/2036	100	33

Total U.S. Government Obligations (cost $354,976)		371,485

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.1%
Fannie Mae
Zero Coupon, 07/05/2014 - 06/01/2017	4,800	4,577
0.39%, 10/27/2037 *	1,600	1,590
0.41%, 02/25/2036 - 03/25/2045 *	663	657
0.43%, 10/25/2046 *	651	646
0.44%, 06/27/2036 *	2,825	2,797
0.45%, 11/25/2046 *	1,293	1,282
0.48%, 07/25/2036 *	698	695
0.49%, 03/25/2036 *	513	510
0.54%, 08/25/2036 *	1,244	1,239
0.59%, 06/25/2037 - 05/25/2042 *	1,307	1,299
0.64%, 07/25/2034 *	585	580

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
0.79%, 04/25/2040 *	$2,677	$2,678
0.80%, 08/25/2041 *	2,417	2,417
2.57%, 06/01/2036 *	348	367
2.60%, 05/01/2036 *	597	631
2.97%, 11/01/2018	1,484	1,492
2.98%, 03/01/2036 *	1,308	1,374
3.21%, 03/01/2036 *	498	525
3.23%, 11/01/2020	700	696
3.27%, 11/01/2020	2,000	1,987
3.38%, 01/01/2018	4,000	4,132
3.43%, 11/01/2020	4,800	4,835
3.50%, 12/25/2018 - 09/01/2020	4,978	5,141
3.52%, 01/01/2018 - 12/01/2020	11,655	11,921
3.54%, 01/01/2018	3,975	4,150
3.63%, 01/01/2018	1,500	1,569
3.64%, 06/01/2018	6,000	6,280
3.73%, 06/25/2021	3,500	3,506
3.76%, 06/25/2021 - 07/25/2021	10,500	10,466
3.77%, 01/01/2021	1,500	1,540
3.80%, 03/01/2018	1,991	2,104
3.86%, 07/01/2021	2,000	2,053
3.89%, 07/01/2021	6,000	6,174
3.97%, 06/01/2021	2,500	2,584
4.00%, 04/01/2020 - 12/25/2039	8,315	8,893
4.05%, 01/01/2021	4,500	4,664
4.07%, 07/01/2020	1,800	1,897
4.24%, 06/01/2021	3,000	3,160
4.25%, 04/01/2021	2,500	2,619
4.37%, 04/01/2020	987	1,059
4.38%, 04/01/2021	2,000	2,130
4.39%, 05/01/2021	1,000	1,065
4.40%, 02/01/2020	2,000	2,152
4.50%, 09/25/2018 - 10/25/2039	11,125	12,030
4.53%, 12/01/2019	2,173	2,359
4.54%, 01/01/2020	982	1,063
4.55%, 06/25/2043	390	416
4.65%, 03/01/2021	3,637	3,934
4.75%, 09/25/2018	1,000	1,080
4.79%, 11/01/2037 *	318	338
5.00%, 04/25/2016 - 08/01/2040	15,286	17,132
5.00%, 05/11/2017 Λ	8,650	10,073
5.24%, 05/01/2017	6,000	6,709
5.38%, 06/12/2017 Λ	10,000	11,836
5.40%, 11/01/2037 *	331	351
5.50%, 01/01/2018 - 10/25/2040	63,813	70,376
5.52%, 07/01/2037 *	246	262
5.57%, 12/01/2036 *	557	590
5.61%, 01/25/2032 *	294	322
5.69%, 11/01/2036 *	147	155
5.73%, 08/01/2037 *	397	420
5.74%, 04/01/2037 *	99	105
5.75%, 08/25/2034	1,000	1,094
5.83%, 12/01/2036 *	265	281
5.85%, 09/01/2036 *	109	115
5.87%, 11/01/2036 *	494	527
5.88%, 05/25/2051 *	1,902	2,074
5.89%, 07/01/2037 *	245	261
5.90%, 09/01/2037 *	283	305
5.92%, 04/01/2036 *	455	489
5.93%, 09/01/2036 *	152	159
5.93%, 02/01/2037 *	159	170
5.94%, 06/25/2040 *	738	830
5.96%, 09/01/2037 *	28	30
6.00%, 03/01/2019 - 12/25/2049	49,938	55,344
6.04%, 10/01/2036 *	224	234
6.08%, 07/01/2037 *	264	282
6.15%, 02/25/2040 *	892	1,007
6.24%, 08/01/2036 *	137	150
6.25%, 09/25/2038	757	850
6.32%, 02/01/2037 *	323	339
6.33%, 09/01/2036 *	381	397
6.44%, 03/25/2040 *	815	935
6.50%, 05/25/2017 - 07/25/2042	24,515	27,384
6.75%, 04/25/2037	836	921
7.00%, 12/25/2033 - 02/25/2044	5,547	6,373
7.20%, 12/25/2042 *	264	312
7.50%, 05/17/2024 - 12/25/2045	4,058	4,727
8.00%, 02/25/2023 - 10/01/2031	2,792	3,324
8.63%, 11/25/2037 *	1,335	1,630
12.29%, 03/25/2040 *	1,338	1,572
15.83%, 01/25/2034 *	156	198
16.41%, 08/25/2035 - 10/25/2035 *	569	717
17.04%, 04/25/2040 *	398	561
17.36%, 09/25/2024 *	573	778
19.62%, 05/25/2035 *	873	1,201
22.04%, 04/25/2037 *	566	825
23.88%, 11/25/2035 *	435	671
Fannie Mae, IO
0.64%, 10/25/2016 *	898	12
3.00%, 01/25/2021	4,654	472
4.00%, 10/25/2014	2,571	203
4.25%, 11/25/2040 *	4,774	496
4.81%, 07/25/2040 *	5,602	823
4.84%, 04/25/2041 *	4,512	382
5.00%, 07/25/2039	708	122
5.50%, 10/25/2039	1,614	243
5.71%, 10/25/2039 *	1,112	143
5.81%, 02/25/2038 - 06/25/2039 *	9,360	1,365
5.99%, 12/25/2039 *	282	39
6.06%, 01/25/2040 *	3,751	506
6.16%, 12/25/2037 *	5,027	762
6.21%, 07/25/2037 - 05/25/2040 *	8,072	1,241
6.23%, 04/25/2040 *	1,924	275
6.26%, 10/25/2037 - 12/25/2037 *	2,186	355
6.43%, 07/25/2037 *	3,156	441
6.46%, 10/25/2026 - 03/25/2039 *	6,317	1,027
6.49%, 01/25/2038 *	366	27
6.80%, 03/25/2038 *	1,258	217
6.91%, 02/25/2040 *	1,550	262

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae, PO
04/25/2019 - 07/25/2040	$14,475	$12,932
Fannie Mae STRIPS
3.86%, 11/15/2021 ▲	1,000	678
Fannie Mae STRIPS, PO
12/01/2024	890	788
Federal Farm Credit Bank
5.13%, 11/15/2018	2,000	2,331
Financing Corp. STRIPS
3.10%, 09/26/2019 ▲	500	394
Freddie Mac
0.44%, 08/15/2023 *	1,159	1,155
0.49%, 06/15/2024 - 03/15/2036 *	2,813	2,800
0.59%, 02/15/2033 *	1,864	1,857
1.39%, 07/15/2039 *	967	968
3.07%, 05/01/2036 *	267	280
3.34%, 03/01/2036 *	1,118	1,191
3.50%, 06/15/2021	2,000	2,028
4.00%, 01/15/2018	592	625
4.25%, 10/15/2030	581	595
4.50%, 07/01/2014 - 05/01/2041	47,686	50,335
4.78%, 10/25/2037 *	1,035	1,061
4.92%, 02/01/2036 *	3,468	3,693
4.99%, 01/01/2035 *	3,151	3,369
5.00%, 10/01/2018 - 03/15/2041	23,010	25,223
5.03%, 05/01/2037 *	306	325
5.05%, 07/01/2036 *	2,643	2,827
5.12%, 11/01/2036 *	1,056	1,113
5.13%, 11/17/2017 Λ	19,930	23,309
5.23%, 05/25/2043	1,893	2,041
5.30%, 06/15/2012 - 01/15/2033	2,082	2,273
5.30%, 05/01/2038 *	188	200
5.50%, 08/23/2017 Λ	4,900	5,852
5.50%, 02/01/2018 - 01/15/2039	20,259	22,039
5.65%, 06/01/2037 *	386	419
5.66%, 04/01/2037 *	98	105
5.69%, 10/15/2038 *	2,000	2,213
5.74%, 05/01/2037 *	916	974
5.75%, 10/15/2035	1,713	1,867
5.75%, 05/01/2037 *	253	271
5.81%, 11/01/2036 *	301	320
5.88%, 04/01/2037 *	228	242
5.93%, 03/01/2037 - 04/01/2037 *	642	684
5.95%, 11/01/2036 *	79	84
6.00%, 05/01/2017 - 06/15/2038	19,703	21,806
6.02%, 12/01/2031 *	978	1,048
6.05%, 10/01/2037 *	281	295
6.08%, 10/01/2036 *	332	350
6.09%, 05/01/2037 *	243	258
6.16%, 12/01/2036 *	649	683
6.24%, 12/01/2036 *	669	702
6.25%, 10/15/2023	1,094	1,167
6.25%, 09/01/2037 *	250	269
6.35%, 10/01/2037 *	533	581
6.40%, 02/01/2037 *	300	324
6.50%, 08/15/2021 - 09/25/2043 *	15,428	17,403
6.81%, 11/15/2021 *	1,463	1,581
7.00%, 12/15/2036 - 07/25/2043	3,347	3,884
7.16%, 11/15/2046 *	2,652	3,094
7.50%, 11/15/2036 - 09/25/2043	5,031	5,911
8.00%, 06/15/2035 *	445	470
8.50%, 09/01/2015	133	144
8.72%, 11/15/2033 *	34	33
8.80%, 11/15/2033 *	370	364
8.87%, 10/15/2033 *	239	232
9.27%, 12/15/2028 *	178	184
10.00%, 03/17/2026 - 10/01/2030	1,353	1,598
11.00%, 02/17/2021	555	620
14.51%, 06/15/2033 *	244	296
15.99%, 10/15/2033 *	147	169
16.13%, 10/15/2033 *	367	424
16.88%, 02/15/2040 *	500	714
16.98%, 02/15/2038 *	124	155
19.66%, 07/15/2035 *	137	195
20.45%, 08/15/2031 *	219	309
21.25%, 05/15/2035 *	150	209
23.91%, 06/15/2035 *	133	206
Freddie Mac, IO
3.50%, 09/15/2024	2,790	343
4.00%, 11/15/2029 - 10/15/2037	17,383	2,758
4.50%, 07/15/2037	4,754	770
4.60%, 01/15/2040 *	4,544	338
5.00%, 04/15/2032 - 08/15/2040	4,448	732
5.50%, 07/15/2037	737	122
5.81%, 11/15/2037 - 10/15/2040 *	5,642	1,028
5.86%, 05/15/2038 *	3,782	524
5.91%, 05/15/2039 *	2,811	437
6.06%, 12/15/2039 *	3,060	482
6.15%, 12/15/2039 *	2,066	451
6.21%, 01/15/2037 *	1,409	225
6.26%, 11/15/2037 *	220	37
6.51%, 01/15/2019 *	1,365	100
6.61%, 09/15/2039 *	1,342	215
7.51%, 08/15/2036 *	5,848	844
Freddie Mac, PO
03/15/2019 - 01/15/2040	16,502	14,382
Freddie Mac Re-REMIC
6.00%, 05/15/2036	3,133	3,546
Freddie Mac STRIPS, PO
04/01/2028	707	591
Ginnie Mae
0.39%, 04/16/2037 *	224	223
5.50%, 05/16/2019 - 09/20/2039	7,951	8,902
5.75%, 02/20/2036 - 09/20/2037	10,592	11,676
5.86%, 10/20/2033 *	826	926
6.00%, 04/20/2020 - 12/20/2039	5,120	5,705
6.13%, 06/16/2031	1,584	1,810
6.50%, 04/20/2028 - 12/15/2035	4,510	5,084
7.00%, 09/15/2031 - 10/16/2040	3,584	4,228
7.00%, 09/20/2034 *	78	82
7.46%, 03/17/2033 *	309	331
7.50%, 12/20/2029 - 10/15/2037	1,754	2,057
8.81%, 04/20/2034 *	428	484
14.36%, 11/17/2032 *	139	172
16.96%, 02/20/2034 *	73	96

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO
4.00%, 09/16/2037	$4,834	$841
5.64%, 02/20/2038 *	467	64
5.71%, 09/20/2038 *	3,625	483
5.76%, 02/20/2039 - 06/20/2039 *	1,661	230
5.81%, 02/20/2038 *	4,428	653
5.85%, 02/20/2039 *	553	79
5.86%, 08/16/2039 *	3,239	419
5.90%, 09/20/2039 *	3,266	462
5.91%, 11/20/2034 - 08/20/2039 *	5,945	867
5.91%, 07/16/2039 *	3,475	471
5.96%, 07/20/2038 *	2,992	401
6.01%, 03/20/2037 - 06/20/2038 *	7,252	1,018
6.11%, 03/20/2039 *	603	76
6.21%, 12/20/2038 *	1,081	150
6.21%, 06/16/2039 - 11/16/2039 *	4,726	623
6.34%, 12/20/2037 *	229	33
6.36%, 11/16/2033 *	314	59
6.36%, 11/20/2037 *	340	49
6.41%, 05/20/2041 *	2,955	444
6.46%, 09/20/2033 *	2,667	290
6.49%, 07/20/2037 *	2,118	339
6.50%, 03/20/2039	307	57
6.51%, 06/20/2037 *	3,535	601
7.11%, 12/20/2038 *	2,442	416
7.41%, 09/20/2038 *	284	48
7.51%, 04/16/2038 *	171	32
Ginnie Mae, PO
12/20/2032 - 12/20/2040	7,205	6,448
Residual Funding Corp. STRIPS, PO
3.48%, 07/15/2020 ▲	1,400	1,060
Tennessee Valley Authority
4.63%, 09/15/2060	236	231
5.25%, 09/15/2039	40	44
Tennessee Valley Authority Generic STRIPS, PO
3.09%, 05/01/2019 ▲	500	394

Total U.S. Government Agency Obligations (cost $701,088)		720,386

FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Province of Manitoba Canada
2.13%, 04/22/2013	100	103
Province of Ontario Canada
2.70%, 06/16/2015	700	732
2.95%, 02/05/2015 Λ	515	544
Province of Quebec Canada
6.35%, 01/30/2026	285	353

Total Foreign Government Obligations (cost $1,667)		1,732

MORTGAGE-BACKED SECURITIES - 10.4%
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.74%, 12/25/2035 - 144A *	380	401
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A *	1,650	1,666
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A *	1,100	1,117
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A *	1,900	1,938
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A *	761	784
ASG Resecuritization Trust
Series 2009-1, Class A60
5.26%, 06/26/2037 - 144A *	190	190
Series 2009-2, Class A55
5.37%, 05/24/2036 - 144A *	309	312
Series 2009-2, Class G60
5.37%, 05/24/2036 - 144A *	400	386
Series 2009-3, Class A65
5.31%, 03/26/2037 - 144A *	1,463	1,452
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	257	269
Series 2010-3, Class 2A22
0.36%, 10/28/2036 - 144A *	907	894
Series 2010-4, Class 2A20
0.31%, 11/28/2036 - 144A *	545	539
Series 2011-1, Class 3A50
2.56%, 11/28/2035 - 144A * §	563	564
Banc of America Alternative Loan Trust
Series 2003-7, Class 2A4
5.00%, 09/25/2018	533	544
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	259	267
Series 2003-11, Class 1A1
6.00%, 01/25/2034	180	180
Series 2003-11, Class 2A1
6.00%, 01/25/2034	234	235
Series 2004-1, Class 1A1
6.00%, 02/25/2034	730	767
Series 2004-1, Class 5A1
5.50%, 02/25/2019	101	102
Series 2004-6, Class 3A2
6.00%, 07/25/2034	296	300
Series 2004-8, Class 3A1
5.50%, 09/25/2019	135	134
Banc of America Funding Corp.
Series 2004-3, Class 1A1
5.50%, 10/25/2034	819	841
Series 2004-3, Class 1A7
5.50%, 10/25/2034	50	50
Series 2004-C, Class 1A1
5.02%, 12/20/2034 *	238	232
Series 2010-R4, Class 5A1
0.34%, 07/26/2036 - 144A *	372	361
Series 2010-R5, Class 5A6
0.49%, 05/26/2037 - 144A *	2,205	2,149
Series 2010-R7, Class A1
0.37%, 06/25/2046 - 144A * §	374	372
Series 2010-R11A, Class 1A6
5.42%, 08/26/2035 - 144A *	1,024	1,074
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class A4
4.67%, 07/10/2043	300	322
Series 2005-3, Class AM
4.73%, 07/10/2043	800	818
Series 2005-5, Class A4
5.12%, 10/10/2045 *	200	218
Series 2006-3, Class A4
5.89%, 07/10/2044 *	600	663
Series 2006-4, Class A4
5.63%, 07/10/2046	500	548
Series 2006-5, Class A4
5.41%, 09/10/2047	150	162

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 1A7
5.50%, 05/25/2033	$1,000	$1,022
Series 2003-3, Class 2A1
0.74%, 05/25/2018 *	140	134
Series 2003-4, Class 2A1
0.74%, 06/25/2018 *	593	561
Series 2003-6, Class 2A1
0.64%, 08/25/2018 *	248	237
Series 2003-C, Class 3A1
2.87%, 04/25/2033 *	355	349
Series 2003-E, Class 2A2
2.88%, 06/25/2033 *	530	492
Series 2004-3, Class 1A26
5.50%, 04/25/2034	1,300	1,331
Series 2004-3, Class 3A1
5.00%, 04/25/2019	211	214
Series 2004-5, Class 4A1
4.75%, 06/25/2019	153	158
Series 2004-C, Class 2A2
2.89%, 04/25/2034 *	1,090	1,015
BCAP LLC Trust
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 - 144A	672	701
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A	210	210
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 - 144A *	741	782
Series 2009-RR14, Class 3A2
2.72%, 08/26/2035 - 144A *	500	473
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A * §	753	675
Series 2010-RR5, Class 2A5
5.20%, 04/26/2037 - 144A *	924	918
Series 2010-RR6, Class 5A1
5.50%, 11/26/2037 - 144A *	484	470
Series 2010-RR6, Class 22A3
5.19%, 06/26/2036 - 144A *	803	803
Series 2010-RR7, Class 1A5
4.99%, 04/26/2035 - 144A *	1,410	1,402
Series 2010-RR7, Class 2A1
5.68%, 07/26/2045 - 144A *	1,602	1,547
Series 2010-RR7, Class 15A1
0.99%, 01/26/2036 - 144A *	621	602
Series 2010-RR7, Class 16A1
0.96%, 02/26/2047 - 144A *	775	732
Series 2010-RR8, Class 3A3
5.08%, 05/26/2035 - 144A *	652	654
Series 2010-RR8, Class 3A4
5.08%, 05/26/2035 - 144A *	773	714
Series 2010-RR12, Class 2A5
4.50%, 01/26/2036 - 144A *	907	932
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037 - 144A *	974	930
Series 2011-RR5, Class 11A3
0.45%, 05/28/2036 - 144A * Ə	1,375	1,279
Series 2011-RR5, Class 14A3
2.85%, 07/26/2036 - 144A * Ə	1,602	1,534
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
5.01%, 07/25/2033 *	255	251
Series 2004-2, Class 14A
5.07%, 05/25/2034 *	335	339
Series 2005-5, Class A1
2.34%, 08/25/2035 *	422	390
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1
0.69%, 03/25/2035 *	499	403
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 *	1,000	1,081
Series 2006-PW11, Class A4
5.45%, 03/11/2039 *	200	221
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.25%, 06/11/2041 - 144A *	14,862	229
Chase Mortgage Finance Corp.
Series 2003-S2, Class A1
5.00%, 03/25/2018	365	371
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	1,036	1,079
Series 2007-A1, Class 2A1
2.75%, 02/25/2037 *	757	738
Series 2007-A1, Class 7A1
2.76%, 02/25/2037 *	607	580
Series 2007-A1, Class 9A1
2.83%, 02/25/2037 *	277	273
Series 2007-A2, Class 1A1
2.78%, 07/25/2037 *	147	132
Series 2007-A2, Class 2A1
3.02%, 07/25/2037 *	955	925
Chase Mortgage Finance Corp., PO
Series 2003-S9, Class AP
10/25/2018	102	100
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 05/25/2033	78	79
Series 2004-4, Class A4
5.50%, 06/25/2034	915	954
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 *	440	441
Series 2006-C5, Class A4
5.43%, 10/15/2049	500	549
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4
5.25%, 09/25/2033	805	847
Series 2005-2, Class 2A11
5.50%, 05/25/2035	478	471
Series 2008-AR4, Class 1A1A
5.25%, 11/25/2038 - 144A *	1,283	1,284
Series 2009-10, Class 1A1
2.71%, 09/25/2033 - 144A *	1,108	1,063
Series 2009-11, Class 3A1
5.75%, 05/25/2037 - 144A *	1,000	1,019
Series 2010-7, Class 10A1
2.73%, 02/25/2035 - 144A *	491	480
Series 2011-3, Class 1A1
0.27%, 02/25/2047 - 144A *	675	662

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.13%, 12/11/2049 - 144A *	$48,257	$407
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 *	1,000	1,076
Countrywide Alternative Loan Trust, PO
Series 2002-7
08/25/2032	156	103
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2003-34, Class A6
5.25%, 09/25/2033	124	126
Series 2003-39, Class A6
5.00%, 10/25/2033	742	729
Series 2003-50, Class A1
5.00%, 11/25/2018	715	735
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	1,494	1,554
Series 2004-3, Class A4
5.75%, 04/25/2034	1,178	1,213
Series 2004-5, Class 1A4
5.50%, 06/25/2034	961	995
Series 2004-8, Class 2A1
4.50%, 06/25/2019	134	137
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	269	277
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	467	479
Series 2003-27, Class 5A3
5.25%, 11/25/2033	747	779
Series 2003-27, Class 5A4
5.25%, 11/25/2033	687	711
Series 2003-29, Class 5A1
7.00%, 12/25/2033	299	318
Series 2003-29, Class 8A1
6.00%, 11/25/2018	144	148
Series 2003-AR15, Class 3A1
2.70%, 06/25/2033 *	449	429
Series 2004-4, Class 2A4
5.50%, 09/25/2034	888	938
Series 2004-5, Class 3A1
5.25%, 08/25/2019	562	573
Series 2004-8, Class 1A4
5.50%, 12/25/2034	834	889
Series 2004-8, Class 3A5
5.50%, 12/25/2034	563	580
Series 2005-C3, Class AM
4.73%, 07/15/2037	400	411
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.66%, 03/15/2039 *	600	654
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 - 144A	473	501
Series 2010-1R, Class 5A1
5.00%, 01/27/2036 - 144A *	795	816
Series 2010-11R, Class A1
1.19%, 06/28/2047 - 144A *	616	609
Series 2010-12R, Class 14A1
4.00%, 09/26/2046 - 144A *	675	652
Series 2010-15R, Class 7A1
5.29%, 10/26/2037 - 144A *	380	376
Series 2010-16, Class A3
3.88%, 06/25/2050 - 144A *	400	382
Series 2010-17R, Class 1A1
2.59%, 06/26/2036 - 144A *	432	413
Series 2011-1R, Class A1
1.19%, 02/27/2047 - 144A *	1,683	1,665
Series 2011-6R, Class 3A1
3.16%, 07/28/2036 - 144A *	950	893
Series 2011-7R, Class A1
1.44%, 08/28/2047 - 144A *	2,375	2,339
Series 2011-9R, Class A1
2.19%, 03/27/2046 - 144A *	4,127	4,127
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	600	640
CW Capital Cobalt, Ltd., IO
Series 2006-C1
0.72%, 08/15/2048 *	13,336	329
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.59%, 02/25/2020 *	334	341
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.32%, 04/26/2037 - 144A *	416	400
Series 2010-RS2, Class A1
1.44%, 06/28/2047 - 144A *	605	604
FDIC Structured Sale Guaranteed Notes
Series 2010-C1, Class A
2.98%, 12/06/2020 - 144A	1,379	1,417
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	204	205
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ
4.83%, 06/10/2048 *	1,000	991
GMAC Mortgage Corp., Loan Trust
Series 2003-AR1, Class A4
3.38%, 10/19/2033 *	247	239
Series 2003-AR2, Class 2A4
3.23%, 12/19/2033 *	1,330	1,242
Series 2004-J2, Class A2
0.69%, 06/25/2034 *	117	116
Series 2004-J5, Class A7
6.50%, 01/25/2035	508	527
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	287	294
Series 2010-1, Class A
4.25%, 07/25/2040 - 144A	124	124
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class AJ
4.86%, 08/10/2042 *	220	212

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.40%, 08/10/2038 *	$1,000	$1,079
GS Mortgage Securities Corp. II, IO
Series 2006-GG8, Class X
0.65%, 11/10/2039 - 144A *	12,158	295
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	1,521	1,501
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	676	714
Series 2005-5F, Class 2A3
5.50%, 06/25/2035	249	250
Series 2005-5F, Class 8A3
0.69%, 06/25/2035 *	400	389
Impac CMB Trust
Series 2005-4, Class 2A1
0.49%, 05/25/2035 *	499	438
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	151	157
Series 2006-1, Class 2A1
0.54%, 05/25/2036 *	630	572
Series 2006-2, Class 2A1
0.54%, 08/25/2036 *	1,152	999
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	1,000	1,052
Series 2004-CB9, Class A4
5.36%, 06/12/2041 *	1,000	1,088
Series 2005-CB11, Class AJ
5.36%, 08/12/2037 *	700	682
Series 2005-CB13, Class A4
5.28%, 01/12/2043 *	385	418
Series 2006-CB16, Class A4
5.55%, 05/12/2045	100	109
Series 2006-LDP9, Class A3SF
0.34%, 05/15/2047 *	1,000	892
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-CB15, Class X1
0.08%, 06/12/2043 *	56,071	408
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
2.75%, 07/25/2034 *	179	176
Series 2004-A4, Class 1A1
2.92%, 09/25/2034 *	253	248
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	115	119
Series 2005-A1, Class 3A4
5.02%, 02/25/2035 *	688	647
Series 2005-A1, Class 5A1
4.48%, 02/25/2035 *	243	242
Series 2006-A2, Class 4A1
2.77%, 08/25/2034 *	587	566
Series 2006-A2, Class 5A3
2.95%, 11/25/2033 *	1,314	1,300
Series 2006-A3, Class 6A1
2.85%, 08/25/2034 *	154	137
JPMorgan Re-REMIC
Series 2009-6, Class 4A1
5.97%, 09/26/2036 - 144A *	546	543
Series 2010-4, Class 7A1
4.29%, 08/26/2035 - 144A *	645	630
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.37%, 03/15/2036	1,110	1,167
Series 2006-C1, Class A4
5.16%, 02/15/2031	150	163
Series 2006-C4, Class A4
5.87%, 06/15/2038 *	400	443
LB-UBS Commercial Mortgage Trust, IO
Series 2006-C1, Class XCL
0.13%, 02/15/2041 - 144A *	24,941	257
LVII Resecuritization Trust
Series 2009-2, Class A3
3.00%, 09/27/2037 - 144A *	60	59
Series 2009-2, Class A4
3.00%, 09/27/2037 - 144A *	1,000	986
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A6
2.77%, 11/21/2034 *	140	138
Series 2004-13, Class 3A7
2.77%, 11/21/2034 *	700	654
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	244	244
Series 2004-5, Class 5A1
4.75%, 06/25/2019	298	307
MASTR Asset Securitization Trust
Series 2003-2, Class 1A1
5.00%, 03/25/2018	167	172
Series 2003-3, Class 3A18
5.50%, 04/25/2033	451	472
Series 2003-11, Class 9A6
5.25%, 12/25/2033	1,046	1,085
Series 2004-P7, Class A6
5.50%, 12/27/2033 - 144A	751	796
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	315	205
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class 2A
2.75%, 07/25/2033 *	208	195
Series 2003-A5, Class 2A6
2.45%, 08/25/2033 *	215	199
Series 2004-A4, Class A2
2.64%, 08/25/2034 *	333	319
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.33%, 01/12/2044 *	500	464
Series 2006-C1, Class A4
5.67%, 05/12/2039 *	730	810
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.29%, 12/12/2049 - 144A *	18,913	244
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.17%, 12/25/2034 *	715	687
Series 2004-D, Class A2
0.83%, 08/25/2029 *	448	405

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I
Series 2006-T21, Class A4
5.16%, 10/12/2052 *	$200	$218
Series 2007-T27, Class A4
5.64%, 06/11/2042 *	200	222
Morgan Stanley Capital I, IO
Series 2006-IQ12, Class X1
0.16%, 12/15/2043 - 144A *	46,024	586
Series 2007-HQ11, Class X
0.23%, 02/12/2044 - 144A *	76,977	664
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.65%, 04/25/2034 *	785	794
Morgan Stanley Re-REMIC Trust
Series 2009-IO, Class A1
3.00%, 07/17/2056 - 144A Ə	443	445
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A Ə	2,500	2,592
Series 2010-HQ4B, Class A7A
4.97%, 04/16/2040 - 144A	1,400	1,479
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A Ə	2,916	2,910
NCUA Guaranteed Notes
Series 2010-C1, Class APT
2.65%, 10/29/2020	3,088	3,141
Series 2010-R3, Class 1A
0.75%, 12/08/2020 *	949	956
Series 2010-R3, Class 3A
2.40%, 12/08/2020	489	494
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	318	335
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
02/25/2034	30	24
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 - 144A	665	706
Series 2010-4, Class 12A1
4.50%, 03/26/2021 - 144A	663	661
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A *	1,000	982
Residential Accredit Loans, Inc.
Series 2003-QS1, Class A6
4.25%, 01/25/2033	193	194
Series 2003-QS13, Class A5
0.84%, 07/25/2033 *	525	460
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,235	1,241
Series 2003-QS18, Class A1
5.00%, 09/25/2018	195	201
Series 2004-QS7, Class A4
5.50%, 05/25/2034	370	324
Residential Asset Mortgage Products, Inc.
Series 2004-SL2, Class A3
7.00%, 10/25/2031	535	562
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	111	115
Residential Funding Mortgage Securities I
Series 2003-S4, Class A4
5.75%, 03/25/2033	878	927
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	172	175
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
3.22%, 09/25/2033 *	592	567
Series 2003-UP1, Class A
3.95%, 04/25/2032 - 144A *	59	51
Sequoia Mortgage Trust
Series 2004-11, Class A1
0.49%, 12/20/2034 *	746	635
Series 2004-11, Class A3
0.49%, 12/20/2034 *	989	890
Series 2004-12, Class A3
0.72%, 01/20/2035 *	491	394
Station Place Securitization Trust
Series 2010-1, Class A
1.19%, 12/20/2042 - 144A *	3,500	3,475
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-6, Class 5A4
4.94%, 06/25/2034 *	800	766
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.52%, 10/19/2034 *	317	275
Structured Asset Securities Corp.
Series 2003-16, Class A3
0.69%, 06/25/2033 *	176	169
Series 2003-32, Class 1A1
5.22%, 11/25/2033 *	242	252
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	213	219
Series 2003-35, Class 3A1
0.69%, 12/25/2033 *	680	643
Series 2003-37A, Class 2A
5.01%, 12/25/2033 *	326	328
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 *	766	777
Series 2004-5H, Class A4
5.54%, 12/25/2033	995	984
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.51%, 09/25/2043 *	583	538
Series 2004-1, Class II2A
1.75%, 03/25/2044 *	251	224
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.98%, 08/15/2039 *	650	708
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	459	532
Series 1998-2, Class 1G
6.75%, 06/15/2028	802	938
Vericrest Opportunity Loan Transferee
Series 2011-NL1A, Class A1
5.93%, 12/26/2050 - 144A	1,400	1,400
Series 2011-NL1A, Class A2
9.08%, 12/26/2050 - 144A	1,400	1,400
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.01%, 12/15/2035 *	1,500	1,599
Series 2004-C11, Class A5
5.22%, 01/15/2041 *	1,118	1,199

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.57%, 06/25/2033 *	$519	$513
Series 2003-AR7, Class A7
2.45%, 08/25/2033 *	432	415
Series 2003-AR8, Class A
2.69%, 08/25/2033 *	147	142
Series 2003-AR9, Class 1A6
2.71%, 09/25/2033 *	736	693
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	884	903
Series 2003-S4, Class 2A10
16.95%, 06/25/2033 *	59	63
Series 2003-S8, Class A4
4.50%, 09/25/2018	305	310
Series 2003-S9, Class A8
5.25%, 10/25/2033	603	626
Series 2004-AR3, Class A1
2.58%, 06/25/2034 *	100	97
Series 2004-AR3, Class A2
2.58%, 06/25/2034 *	1,027	983
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	242	254
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	646	668
Series 2004-S1, Class 1A3
0.59%, 03/25/2034 *	220	214
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	593	592
Washington Mutual MSC Mortgage Pass- Through Certificates
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	704	736
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	203	209
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 2A1
4.75%, 10/25/2018	931	959
Series 2003-15, Class 1A1
4.75%, 12/25/2018	254	263
Series 2003-J, Class 2A5
4.42%, 10/25/2033 *	32	32
Series 2003-K, Class 1A1
4.44%, 11/25/2033 *	94	92
Series 2004-4, Class A9
5.50%, 05/25/2034	729	750
Series 2004-7, Class 2A2
5.00%, 07/25/2019	387	400
Series 2004-E, Class A8
4.88%, 05/25/2034 *	55	55
Series 2004-EE, Class 2A1
2.76%, 12/25/2034 *	552	537
Series 2004-EE, Class 2A2
2.76%, 12/25/2034 *	138	136
Series 2004-EE, Class 3A1
2.87%, 12/25/2034 *	133	130
Series 2004-EE, Class 3A2
2.87%, 12/25/2034 *	199	198
Series 2004-I, Class 1A1
2.86%, 07/25/2034 *	169	161
Series 2004-U, Class A1
2.84%, 10/25/2034 *	1,769	1,696
Series 2004-V, Class 1A1
2.76%, 10/25/2034 *	322	311
Series 2004-V, Class 1A2
2.76%, 10/25/2034 *	144	140
Series 2004-W, Class A9
2.76%, 11/25/2034 *	439	415
Series 2005-1, Class 2A1
5.00%, 01/25/2020	377	393
Series 2005-13, Class A1
5.00%, 11/25/2020	263	272
Series 2005-AR8, Class 2A1
2.78%, 06/25/2035 *	711	673
Series 2005-AR9, Class 2A1
2.86%, 05/25/2035 *	265	251
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	550	554

Total Mortgage-Backed Securities (cost $173,151)		173,727

ASSET-BACKED SECURITIES - 2.4%
AH Mortgage Advance Trust
Series 2010-ADV1, Class A1
3.97%, 08/15/2022 - 144A	530	538
Series SART-1, Class A1
2.63%, 05/10/2042 - 144A	691	693
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	2,334	2,342
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.33%, 06/17/2013 - 144A	83	84
Series 2010-1, Class A3
1.45%, 05/15/2014	324	326
Series 2010-3, Class A3
1.11%, 10/15/2014	920	926
Series 2010-3, Class A4
1.55%, 08/17/2015	357	362
Series 2010-4, Class A3
0.91%, 11/17/2014	431	432
Series 2011-1, Class A3
1.38%, 01/15/2015	285	287
American Airlines Pass-Through Trust
Series 2011-1, Class A
5.25%, 01/31/2021 Λ	109	107
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A2
0.97%, 01/15/2013	2	2
Series 2010-1, Class A3
1.66%, 03/17/2014	95	95
Series 2010-3, Class A3
1.14%, 04/08/2015	535	536
Series 2010-4, Class A2
0.96%, 05/08/2014	239	239
Series 2010-4, Class A3
1.27%, 04/08/2015	125	125
Series 2011-1, Class A2
0.84%, 06/09/2014	480	480
Series 2011-1, Class A3
1.39%, 09/08/2015	200	201
Series 2011-3, Class A2
0.84%, 11/10/2014	787	786

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Arch Bay Asset-Backed Securities
Series 2010-2, Class A
4.13%, 04/25/2057 - 144A *	$379	$379
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4
5.01%, 06/25/2035 *	793	753
Bank of America Auto Trust
Series 2009-2A, Class A3
2.13%, 09/15/2013 - 144A	50	50
Series 2009-3A, Class A3
1.67%, 12/16/2013 - 144A	66	66
Series 2010-1A, Class A3
1.39%, 03/15/2014 - 144A	202	203
Series 2010-1A, Class A4
2.18%, 02/15/2017 - 144A	185	189
Series 2010-2, Class A2
0.91%, 10/15/2012	105	105
Series 2010-2, Class A3
1.31%, 07/15/2014	310	312
Series 2010-2, Class A4
1.94%, 06/15/2017	510	521
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 07/15/2014	200	201
Series 2011-1, Class A3
1.29%, 09/15/2015	630	634
Series 2011-1, Class A4
2.16%, 09/15/2016	530	544
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.75%, 02/25/2033 *	617	574
Series 2003-5, Class 1A4
4.40%, 02/25/2030	310	309
Series 2003-6, Class 1A4
4.50%, 11/25/2034	421	419
Series 2003-6, Class 1A5
5.35%, 11/25/2034 *	500	441
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	1,000	1,003
Series 2010-A, Class B
1.65%, 11/08/2013	2,000	2,008
Citigroup Mortgage Loan Trust, Inc.
Series 2011-5, Class 1A1
0.38%, 02/25/2046 - 144A * §	957	876
CNH Equipment Trust
Series 2009-C, Class A3
1.85%, 12/16/2013	14	14
Series 2010-A, Class A3
1.54%, 07/15/2014	388	390
Series 2010-C, Class A3
1.17%, 05/15/2015	500	502
Series 2011-A, Class A3
1.20%, 05/16/2016	350	352
Series 2011-A, Class A4
2.04%, 10/17/2016	267	272
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022	284	292
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-2, Class A
4.95%, 05/23/2019	276	276
Series 2011-1, Class A
5.30%, 04/15/2019	92	92
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	1,800	1,800
Ford Credit Auto Owner Trust
Series 2011-B, Class A2
0.68%, 01/15/2014	400	400
Freedom Trust
Series 2011-1, Class A13
0.17%, 11/30/2037 - 144A * §	600	589
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	600	617
HSBC Home Equity Loan Trust
Series 2005-2, Class A1
0.46%, 01/20/2035 *	91	80
Series 2006-1, Class A1
0.35%, 01/20/2036 *	164	148
Series 2007-1, Class A2F
5.60%, 03/20/2036 *	189	192
Series 2007-1, Class AS
0.39%, 03/20/2036 *	177	155
Series 2007-3, Class APT
1.39%, 11/20/2036 *	127	112
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	340	342
Series 2010-B, Class A4
1.63%, 03/15/2017	375	379
Series 2011-A, Class A3
1.16%, 04/15/2015	275	277
Series 2011-A, Class A4
1.78%, 12/15/2015	310	315
Series 2011-B, Class A3
1.04%, 09/15/2015	257	258
Series 2011-B, Class A4
1.65%, 02/15/2017	288	292
John Deere Owner Trust
Series 2011-A, Class A3
1.29%, 01/15/2016	335	338
Series 2011-A, Class A4
1.96%, 04/16/2018	285	292
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A Ə	634	634
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.54%, 07/25/2034 - 144A *	803	775
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	250	252
Series 2011-1, Class A3
0.85%, 03/16/2015	545	545
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M1
0.94%, 01/25/2035 *	51	50

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
NCUA Guaranteed Notes
Series 2010-A1, Class A
0.54%, 12/07/2020 *	$268	$269
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	300	303
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	455	455
Series 2010-A, Class A4
1.31%, 09/15/2016	300	302
PennyMac Loan Trust
Series 2010-NPL1, Class A
4.25%, 05/25/2050 - 144A *	146	146
Series 2010-NPL1, Class M1
5.00%, 05/25/2050 - 144A *	800	800
Real Estate Asset Trust
Series 2011-3A, Class A1
5.44%, 06/25/2031 - 144A	741	741
Residential Asset Mortgage Products, Inc.
Series 2004-RS6, Class AI4
5.46%, 05/25/2032 *	372	374
Series 2005-EFC5, Class A3
0.53%, 10/25/2035 *	600	512
Residential Asset Securities Corp.
Series 2005-KS9, Class A3
0.56%, 10/25/2035 *	500	478
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A §	1,037	1,033
Santander Drive Auto Receivables Trust
Series 2010-A, Class A3
1.83%, 11/17/2014 - 144A	400	404
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	400	408
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	223	223
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 *	367	372
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.46%, 06/25/2035 *	400	374
Structured Asset Securities Corp.
Series 2002-AL1, Class A2
3.45%, 02/25/2032	300	284
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 *	592	565
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 *	592	565
Series 2005-NC1, Class A11
4.69%, 02/25/2035 *	1,120	1,134
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	70	70
Series 2011-A, Class A3
0.98%, 10/15/2014	845	848
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	66	66
Series 2009-2, Class A4
2.53%, 06/17/2013	115	118
Westlake Automobile Receivables Trust
Series 2011-1A, Class A2
1.08%, 07/15/2013 - 144A	217	217
Series 2011-1A, Class A3
1.49%, 06/16/2014 - 144A	303	303
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	275	281

Total Asset-Backed Securities (cost $40,673)		40,825

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
American Municipal Power, Inc.
7.50%, 02/15/2050	640	770
New York State Dormitory Authority
5.60%, 03/15/2040	280	305
Port Authority of New York & New Jersey
5.65%, 11/01/2040	485	517
State of Illinois
5.10%, 06/01/2033	85	77

Total Municipal Government Obligations (cost $1,494)		1,669

CORPORATE DEBT SECURITIES - 11.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015 - 144A	380	417
Lockheed Martin Corp.
4.25%, 11/15/2019	150	158
5.72%, 06/01/2040 - 144A Λ	108	117
United Technologies Corp.
8.88%, 11/15/2019	250	347
Air Freight & Logistics - 0.0% ∞
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60	83
8.38%, 04/01/2030 *	200	275
Auto Components - 0.0% ∞
Johnson Controls, Inc.
4.25%, 03/01/2021 Λ	335	346
Automobiles - 0.0% ∞
Daimler Finance North America LLC
6.50%, 11/15/2013	80	89
7.30%, 01/15/2012	460	474
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	136	137
7.75%, 01/15/2019	650	846
PepsiCo, Inc.
7.90%, 11/01/2018	21	28
SABMiller PLC
5.50%, 08/15/2013 - 144A	180	195
5.70%, 01/15/2014 - 144A	330	366
Biotechnology - 0.1%
Amgen, Inc.
3.45%, 10/01/2020	400	394
4.50%, 03/15/2020	56	59
5.65%, 06/15/2042	252	268
5.75%, 03/15/2040	165	178
Capital Markets - 1.5%
Bank of New York Mellon Corp.
2.95%, 06/18/2015 Λ	675	706
3.10%, 01/15/2015	125	132
4.60%, 01/15/2020	40	43

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets (continued)
BlackRock, Inc.
6.25%, 09/15/2017	$635	$752
BP Capital Markets PLC
3.88%, 03/10/2015	675	726
4.74%, 03/11/2021	100	109
Charles Schwab Corp.
4.95%, 06/01/2014	100	110
Credit Suisse
4.38%, 08/05/2020	316	314
5.30%, 08/13/2019	600	647
5.40%, 01/14/2020	200	206
6.00%, 02/15/2018	400	432
Credit Suisse USA, Inc.
5.13%, 08/15/2015 Λ	170	188
Deutsche Bank AG
2.38%, 01/11/2013	250	254
3.25%, 01/11/2016	400	409
3.88%, 08/18/2014	100	106
Goldman Sachs Group, Inc.
3.63%, 02/07/2016	255	258
3.70%, 08/01/2015	308	317
5.25%, 10/15/2013 - 07/27/2021	691	717
5.38%, 03/15/2020	390	404
6.00%, 06/15/2020 Λ	1,872	2,031
6.15%, 04/01/2018	200	220
6.25%, 09/01/2017	650	724
6.75%, 10/01/2037	200	200
7.50%, 02/15/2019	2,150	2,540
Jefferies Group, Inc.
3.88%, 11/09/2015	171	175
6.25%, 01/15/2036	260	250
6.45%, 06/08/2027	180	182
8.50%, 07/15/2019	575	691
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	525	532
7.30%, 08/01/2014 - 144A	500	565
Morgan Stanley
4.00%, 07/24/2015	333	344
4.20%, 11/20/2014	156	162
5.45%, 01/09/2017	500	537
5.50%, 07/28/2021	397	409
5.63%, 09/23/2019	2,610	2,723
7.30%, 05/13/2019	1,800	2,070
Morgan Stanley — Series F
5.55%, 04/27/2017	170	182
6.25%, 08/28/2017	450	497
6.63%, 04/01/2018	200	223
Nomura Holdings, Inc.
4.13%, 01/19/2016	200	206
5.00%, 03/04/2015	350	372
6.70%, 03/04/2020	543	608
UBS AG
2.25%, 08/12/2013	250	254
3.88%, 01/15/2015	600	630
4.88%, 08/04/2020	525	539
5.88%, 12/20/2017	110	123
Chemicals - 0.2%
Dow Chemical Co.
4.25%, 11/15/2020	174	178
7.60%, 05/15/2014	190	221
8.55%, 05/15/2019	456	602
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	173	174
4.90%, 01/15/2041 Λ	125	125
Potash Corp., of Saskatchewan, Inc.
6.50%, 05/15/2019	260	312
PPG Industries, Inc.
5.75%, 03/15/2013	120	129
7.40%, 08/15/2019	300	364
9.00%, 05/01/2021	310	417
Praxair, Inc.
4.38%, 03/31/2014	375	407
5.20%, 03/15/2017	150	173
Union Carbide Corp.
7.75%, 10/01/2096	210	237
Commercial Banks - 2.0%
ANZ National International, Ltd.
2.38%, 12/21/2012 - 144A	105	107
Australia & New Zealand Banking Group, Ltd.
3.25%, 03/01/2016 - 144A Λ	130	134
4.88%, 01/12/2021 - 144A Λ	137	143
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A	359	359
2.38%, 12/17/2013	200	206
3.40%, 01/22/2015	205	218
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/2015 - 144A	227	242
Barclays Bank PLC
2.50%, 01/23/2013 Λ	150	152
2.50%, 09/21/2015 - 144A Λ	510	512
3.90%, 04/07/2015	170	177
5.00%, 09/22/2016	100	108
5.13%, 01/08/2020	350	359
5.20%, 07/10/2014	125	135
6.75%, 05/22/2019	400	452
BB&T Corp.
3.85%, 07/27/2012	485	500
3.95%, 04/29/2016 Λ	515	550
4.90%, 06/30/2017	550	591
5.20%, 12/23/2015	150	165
5.25%, 11/01/2019	90	97
5.70%, 04/30/2014 Λ	195	217
6.85%, 04/30/2019	250	302
Canadian Imperial Bank of Commerce
2.60%, 07/02/2015 - 144A	1,750	1,813
Comerica, Inc.
3.00%, 09/16/2015	150	152
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
4.50%, 01/11/2021	300	317
5.80%, 09/30/2110 - 144A	300	292
Corp., Andina de Fomento
3.75%, 01/15/2016	795	813
DnB NOR Boligkreditt
2.10%, 10/14/2015 - 144A	1,057	1,062

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Commercial Banks (continued)
HSBC Bank PLC
1.63%, 07/07/2014 - 144A Λ	$837	$838
3.10%, 05/24/2016 - 144A	262	265
3.50%, 06/28/2015 - 144A	1,175	1,221
4.13%, 08/12/2020 - 144A	275	275
HSBC Holdings PLC
5.10%, 04/05/2021	911	957
KeyBank NA
5.70%, 11/01/2017	245	268
5.80%, 07/01/2014	250	276
M&T Bank Corp.
5.38%, 05/24/2012	80	83
Manufacturers & Traders Trust Co.
1.75%, 04/01/2013 *	300	300
6.63%, 12/04/2017	250	292
National Australia Bank, Ltd.
2.50%, 01/08/2013 - 144A	400	407
2.75%, 09/28/2015 - 144A	280	285
3.00%, 07/27/2016 - 144A	1,730	1,737
3.75%, 03/02/2015 - 144A Λ	280	295
National Bank of Canada
1.65%, 01/30/2014 - 144A	271	276
National City Corp.
4.90%, 01/15/2015 Λ	165	181
Nordea Bank AB
1.75%, 10/04/2013 - 144A	200	201
4.88%, 05/13/2021 - 144A	384	377
PNC Funding Corp.
3.00%, 05/19/2014 Λ	180	187
4.38%, 08/11/2020	433	448
5.13%, 02/08/2020	250	273
5.25%, 11/15/2015	130	143
5.63%, 02/01/2017	130	144
6.70%, 06/10/2019	150	179
Rabobank Nederland NV
2.13%, 10/13/2015	105	105
3.20%, 03/11/2015 - 144A Λ	500	523
Royal Bank of Canada
2.30%, 07/20/2016 Λ	800	803
Stadshypotek AB
1.45%, 09/30/2013 - 144A	1,394	1,405
Svenska Handelsbanken AB
3.13%, 07/12/2016	388	394
Toronto-Dominion Bank
2.20%, 07/29/2015 - 144A Λ	295	302
2.50%, 07/14/2016	718	730
U.S. Bancorp
2.45%, 07/27/2015	540	553
2.88%, 11/20/2014	121	126
4.13%, 05/24/2021 Λ	133	137
Wachovia Bank NA
0.58%, 03/15/2016 *	450	424
5.00%, 08/15/2015	500	541
6.00%, 11/15/2017	2,000	2,268
Wachovia Corp.
5.50%, 05/01/2013	420	452
5.75%, 06/15/2017 Λ	970	1,103
5.75%, 02/01/2018	1,200	1,352
Wells Fargo & Co.
3.68%, 06/15/2016	390	410
5.63%, 12/11/2017	550	625
Westpac Banking Corp.
4.88%, 11/19/2019	750	797
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.
4.88%, 08/15/2014	350	380
5.00%, 03/15/2015	250	272
5.60%, 03/15/2018	100	110
Waste Management, Inc.
4.75%, 06/30/2020	319	343
Communications Equipment - 0.0% ∞
Cisco Systems, Inc.
4.45%, 01/15/2020	150	161
5.50%, 01/15/2040	250	264
5.90%, 02/15/2039	100	111
Computers & Peripherals - 0.2%
Dell, Inc.
3.10%, 04/01/2016 Λ	371	386
5.65%, 04/15/2018	90	103
Hewlett-Packard Co.
4.30%, 06/01/2021	200	211
HP Enterprise Services LLC
7.45%, 10/15/2029 Λ	500	653
Construction Materials - 0.0% ∞
CRH America, Inc.
6.00%, 09/30/2016	221	248
Consumer Finance - 0.3%
American Express Co.
7.00%, 03/19/2018	700	840
American Express Credit Corp.
5.13%, 08/25/2014	200	220
7.30%, 08/20/2013	200	223
American Express Credit Corp. - Series C
5.88%, 05/02/2013	300	323
Capital One Financial Corp.
4.75%, 07/15/2021	625	632
6.75%, 09/15/2017	730	860
7.38%, 05/23/2014	75	85
Caterpillar Financial Services Corp.
7.15%, 02/15/2019	100	126
Caterpillar Financial Services Corp. - Series F
5.85%, 09/01/2017	150	177
7.05%, 10/01/2018	150	187
HSBC Finance Corp.
4.75%, 07/15/2013 Λ	165	174
5.00%, 06/30/2015 Λ	455	493
5.50%, 01/19/2016	260	287
Toyota Motor Credit Corp.
3.20%, 06/17/2015	385	406
Diversified Financial Services - 2.0%
AGL Capital Corp.
5.88%, 03/15/2041	109	119
Allstate Life Global Funding Trust
5.38%, 04/30/2013	200	215
American Honda Finance Corp.
7.63%, 10/01/2018 - 144A	300	376
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	836	872
Associates Corp.
6.95%, 11/01/2018	800	924
Bank of America Corp.
5.00%, 05/13/2021 Λ	145	144
5.63%, 07/01/2020	3,840	3,989

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
5.75%, 12/01/2017	$220	$235
6.50%, 08/01/2016	500	560
Bank of America Corp.- Series L
5.65%, 05/01/2018	700	741
7.38%, 05/15/2014	650	727
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	1,205	1,238
Caisse Centrale Desjardins du Quebec
2.55%, 03/24/2016 - 144A	580	596
Capital One Bank USA NA
8.80%, 07/15/2019	900	1,132
Citigroup, Inc.
4.75%, 05/19/2015	62	67
5.38%, 08/09/2020	355	379
6.00%, 12/13/2013 - 08/15/2017	1,870	2,075
6.01%, 01/15/2015	420	467
6.13%, 11/21/2017	345	387
6.38%, 08/12/2014	310	345
6.50%, 08/19/2013	110	120
8.13%, 07/15/2039	100	129
8.50%, 05/22/2019	550	691
CME Group, Inc.
5.75%, 02/15/2014	196	218
Countrywide Financial Corp.
6.25%, 05/15/2016	550	583
Diageo Capital PLC
4.83%, 07/15/2020	90	97
5.75%, 10/23/2017 Λ	230	270
Diageo Finance BV
5.50%, 04/01/2013 Λ	290	313
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	257	262
4.50%, 08/16/2021 - 144A	175	179
FUEL Trust
3.98%, 06/15/2016 - 144A	555	560
4.21%, 04/15/2016 - 144A	401	408
General Electric Capital Corp.
4.38%, 09/16/2020	1,190	1,209
5.40%, 02/15/2017 Λ	400	449
5.50%, 06/04/2014 Λ	685	756
5.50%, 01/08/2020	1,140	1,252
5.63%, 09/15/2017 - 05/01/2018	4,100	4,589
6.00%, 08/07/2019	1,420	1,605
Goldman Sachs Group, LP
8.00%, 03/01/2013 - 144A	325	356
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	758	773
John Deere Capital Corp.
5.75%, 09/10/2018	100	118
MassMutual Global Funding II
2.88%, 04/21/2014 - 144A	100	104
3.63%, 07/16/2012 - 144A	600	617
Merrill Lynch & Co., Inc.
5.00%, 01/15/2015	650	687
5.45%, 02/05/2013	390	410
6.88%, 04/25/2018	100	112
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017	850	939
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/2012	25	26
10.38%, 11/01/2018	250	353
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80	80
8.95%, 05/01/2014	400	482
Tyco International Finance SA
8.50%, 01/15/2019	100	130
Volkswagen International Finance NV
1.63%, 08/12/2013 - 144A	116	117
Diversified Telecommunication Services - 0.9%
AT&T Corp.
8.00%, 11/15/2031	27	37
AT&T, Inc.
4.45%, 05/15/2021	1,200	1,270
4.85%, 02/15/2014	400	435
5.35%, 09/01/2040	898	894
5.50%, 02/01/2018 Λ	300	344
6.30%, 01/15/2038	500	553
BellSouth Corp.
6.55%, 06/15/2034	500	563
6.88%, 10/15/2031	270	318
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	137	147
7.00%, 10/01/2025	300	352
British Telecommunications PLC
5.95%, 01/15/2018	200	225
9.88%, 12/15/2030	180	255
Centel Capital Corp.
9.00%, 10/15/2019	450	522
CenturyLink, Inc.
6.45%, 06/15/2021	540	557
7.60%, 09/15/2039	360	363
COX Enterprises, Inc.
7.38%, 07/15/2027 - 144A	200	235
Deutsche Telekom International Finance BV
6.00%, 07/08/2019 Λ	395	463
8.75%, 06/15/2030	130	179
France Telecom SA
8.50%, 03/01/2031	130	182
GTE Corp.
6.84%, 04/15/2018	1,500	1,788
8.75%, 11/01/2021 Λ	250	343
Telecom Italia Capital SA
4.95%, 09/30/2014	250	252
6.18%, 06/18/2014 Λ	281	293
7.00%, 06/04/2018	250	263
Telefonica Emisiones SAU
5.46%, 02/16/2021	91	91
6.22%, 07/03/2017	650	713
6.42%, 06/20/2016	380	417
Verizon Communications, Inc.
6.10%, 04/15/2018	411	487
Verizon Global Funding Corp.
5.85%, 09/15/2035	175	190
7.75%, 12/01/2030	300	392
Verizon Maryland, Inc.
7.15%, 05/01/2023	600	636
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	240	300

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Electric Utilities - 0.7%
AEP Texas Central Co.
6.65%, 02/15/2033	$100	$113
Alabama Power Co.
6.13%, 05/15/2038	77	90
Alabama Power Co. - Series S
5.88%, 12/01/2022	370	432
Appalachian Power Co.
5.95%, 05/15/2033	50	53
6.38%, 04/01/2036	200	222
Carolina Power & Light Co.
5.30%, 01/15/2019	80	91
CenterPoint Energy Houston Electric LLC - Series U
7.00%, 03/01/2014	100	115
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180	226
Comision Federal de Electricidad
4.88%, 05/26/2021 - 144A	261	265
Consolidated Edison Co., of New York, Inc.
5.70%, 06/15/2040	154	171
Consumers Energy Co.
6.70%, 09/15/2019	100	123
Duke Energy Carolinas LLC
3.90%, 06/15/2021	260	270
4.30%, 06/15/2020	156	167
6.45%, 10/15/2032	100	117
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200	205
Enel Finance International NV
5.13%, 10/07/2019 - 144A	450	449
Exelon Generation Co., LLC
4.00%, 10/01/2020 Λ	600	590
5.75%, 10/01/2041	86	86
Florida Power & Light Co.
5.13%, 06/01/2041	112	117
5.95%, 10/01/2033	150	171
Great Plains Energy, Inc.
4.85%, 06/01/2021	26	27
Indiana Michigan Power Co.
7.00%, 03/15/2019	338	411
Jersey Central Power & Light Co.
7.35%, 02/01/2019 Λ	330	411
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	300	329
Massachusetts Electric Co.
5.90%, 11/15/2039 - 144A	55	60
MidAmerican Energy, Co.
5.30%, 03/15/2018	500	567
Nevada Power Co.
5.38%, 09/15/2040	52	54
6.50%, 08/01/2018	50	60
Nevada Power Co. - Series V
7.13%, 03/15/2019	100	123
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	50	54
NiSource Finance Corp.
6.80%, 01/15/2019	200	237
Northern States Power Co.
5.35%, 11/01/2039	19	20
6.25%, 06/01/2036 Λ	100	120
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	375	447
Pacific Gas & Electric Co.
5.40%, 01/15/2040	42	43
6.05%, 03/01/2034	60	67
8.25%, 10/15/2018	150	196
PacifiCorp
5.65%, 07/15/2018	100	116
6.25%, 10/15/2037	200	239
Pennsylvania Electric Co.
6.05%, 09/01/2017	150	174
Progress Energy, Inc.
4.40%, 01/15/2021	140	145
4.88%, 12/01/2019	200	218
6.00%, 12/01/2039	50	55
7.75%, 03/01/2031	150	195
PSEG Power LLC
5.13%, 04/15/2020 Λ	151	163
5.32%, 09/15/2016 Λ	800	895
5.50%, 12/01/2015	100	112
Public Service Co., of Colorado
3.20%, 11/15/2020	56	55
Public Service Co., of Oklahoma
5.15%, 12/01/2019	133	147
Public Service Electric & Gas Co.
2.70%, 05/01/2015	150	157
5.38%, 11/01/2039 Λ	28	30
Southern California Edison Co.
5.50%, 03/15/2040 Λ	130	143
6.65%, 04/01/2029	300	356
Southwestern Public Service Co. - Series G
8.75%, 12/01/2018	405	532
Electronic Equipment & Instruments - 0.0% ∞
Arrow Electronics, Inc.
3.38%, 11/01/2015 Λ	35	36
6.00%, 04/01/2020	385	422
6.88%, 07/01/2013 - 06/01/2018	292	322
Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200	291
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021 - 144A	352	364
5.95%, 01/15/2014	150	166
Halliburton Co.
6.15%, 09/15/2019	70	84
Spectra Energy Capital LLC
6.20%, 04/15/2018	325	375
8.00%, 10/01/2019	490	616
TransCanada PipeLines, Ltd.
6.50%, 08/15/2018	175	210
7.13%, 01/15/2019 Λ	400	501
Transocean, Inc.
6.50%, 11/15/2020	500	587
Food & Staples Retailing - 0.1%
CVS Caremark Corp.
4.13%, 05/15/2021	360	366
6.13%, 09/15/2039	150	163

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Food & Staples Retailing (continued)
Kroger Co.
5.40%, 07/15/2040	$51	$52
7.50%, 04/01/2031	100	124
8.00%, 09/15/2029	175	226
Food Products - 0.2%
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	400	427
8.50%, 06/15/2019	310	385
Cargill, Inc.
6.00%, 11/27/2017 - 144A	220	258
7.35%, 03/06/2019 - 144A Λ	250	313
Kraft Foods, Inc.
5.38%, 02/10/2020 Λ	609	687
6.13%, 08/23/2018	225	266
6.50%, 08/11/2017	875	1,052
Gas Utilities - 0.0% ∞
AGL Capital Corp.
4.45%, 04/15/2013	300	314
5.25%, 08/15/2019	100	110
Atmos Energy Corp.
4.95%, 10/15/2014	200	220
Health Care Providers & Services - 0.0% ∞
Medco Health Solutions, Inc.
2.75%, 09/15/2015	140	143
7.13%, 03/15/2018	250	299
Household Durables - 0.0% ∞
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	183	190
Industrial Conglomerates — 0.1%
Danaher Corp.
3.90%, 06/23/2021 Λ	261	270
Koninklijke Philips Electronics NV
7.20%, 06/01/2026	500	597
Tyco International, Ltd.
7.00%, 12/15/2019	325	398
Insurance - 0.7%
ACE INA Holdings, Inc.
5.60%, 05/15/2015 Λ	425	470
Aflac, Inc.
6.45%, 08/15/2040	108	113
8.50%, 05/15/2019	235	297
Allstate Corp.
5.00%, 08/15/2014	70	78
7.45%, 05/16/2019	100	123
AON Corp.
3.13%, 05/27/2016	235	239
3.50%, 09/30/2015	46	48
6.25%, 09/30/2040 Λ	83	90
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015	187	192
5.40%, 05/15/2018 Λ	1,200	1,364
5.75%, 01/15/2040	100	108
CNA Financial Corp.
5.85%, 12/15/2014	200	219
5.88%, 08/15/2020	282	302
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	950	1,016
Lincoln National Corp.
4.85%, 06/24/2021	58	60
MetLife Institutional Funding II
1.15%, 04/04/2014 - 144A *	230	230
Metropolitan Life Global Funding I
2.00%, 01/10/2014 - 144A	200	203
2.50%, 01/11/2013 - 144A	670	682
2.88%, 09/17/2012 - 144A	200	204
3.65%, 06/14/2018 - 144A	520	527
5.13%, 06/10/2014 - 144A	300	329
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	300	383
New York Life Global Funding
3.00%, 05/04/2015 - 144A Λ	600	629
4.65%, 05/09/2013 - 144A	150	160
Pacific Life Global Funding
5.00%, 05/15/2017 - 144A	100	107
5.15%, 04/15/2013 - 144A	280	298
Principal Life Income Funding Trusts
5.10%, 04/15/2014	385	421
5.30%, 12/14/2012 - 04/24/2013	510	543
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	900	1,136
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450	583
IT Services - 0.0% ∞
International Business Machines Corp.
1.95%, 07/22/2016	264	265
8.00%, 10/15/2038	100	142
Machinery - 0.0% ∞
Caterpillar, Inc.
7.90%, 12/15/2018 Λ	250	326
Media - 0.8%
CBS Corp.
5.50%, 05/15/2033	150	145
5.75%, 04/15/2020 Λ	63	70
7.88%, 07/30/2030	130	159
8.88%, 05/15/2019	100	130
Comcast Cable Communications LLC
8.88%, 05/01/2017	250	324
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414	587
Comcast Corp.
5.85%, 11/15/2015	300	346
6.45%, 03/15/2037	100	111
6.50%, 11/15/2035	100	112
COX Communications, Inc.
5.45%, 12/15/2014	50	56
DIRECTV Holdings LLC
4.60%, 02/15/2021	400	416
6.00%, 08/15/2040	700	733
6.38%, 03/01/2041	240	264
Discovery Communications LLC
4.38%, 06/15/2021 Λ	344	355
Historic TW, Inc.
9.15%, 02/01/2023	200	277
NBCUniversal Media LLC
4.38%, 04/01/2021 - 144A	1,000	1,023
5.95%, 04/01/2041 - 144A	210	221

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Media (continued)
News America, Inc.
6.20%, 12/15/2034	$250	$250
6.65%, 11/15/2037	600	629
7.25%, 05/18/2018	155	183
7.30%, 04/30/2028	130	143
7.70%, 10/30/2025	300	360
8.88%, 04/26/2023	200	260
TCI Communications, Inc.
7.13%, 02/15/2028	100	119
8.75%, 08/01/2015	700	868
Thomson Reuters Corp.
4.70%, 10/15/2019 Λ	75	81
Time Warner Cable, Inc.
6.55%, 05/01/2037	700	776
6.75%, 07/01/2018	40	48
7.30%, 07/01/2038	90	108
8.25%, 02/14/2014 - 04/01/2019	930	1,144
8.75%, 02/14/2019	380	498
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250	333
Time Warner, Inc.
4.75%, 03/29/2021 Λ	140	147
6.20%, 03/15/2040	100	107
6.25%, 03/29/2041	87	94
7.63%, 04/15/2031	300	371
7.70%, 05/01/2032	100	125
Metals & Mining - 0.0% ∞
BHP Billiton Finance USA, Ltd.
6.50%, 04/01/2019	270	332
Multiline Retail - 0.0% ∞
Target Corp.
7.00%, 01/15/2038	140	178
Multi-Utilities - 0.1%
Dominion Resources, Inc.
6.00%, 11/30/2017	450	529
6.40%, 06/15/2018	170	203
Sempra Energy
2.00%, 03/15/2014	110	112
6.00%, 10/15/2039	150	165
8.90%, 11/15/2013	180	208
9.80%, 02/15/2019	300	411
Xcel Energy, Inc.
4.70%, 05/15/2020	50	54
Office Electronics — 0.0% ∞
Xerox Corp.
4.50%, 05/15/2021	80	82
6.75%, 02/01/2017	330	392
8.25%, 05/15/2014	90	106
Oil, Gas & Consumable Fuels - 0.4%
Alberta Energy Co., Ltd.
7.38%, 11/01/2031	500	605
Anadarko Petroleum Corp.
7.63%, 03/15/2014	400	460
8.70%, 03/15/2019	150	197
Apache Corp.
6.90%, 09/15/2018	180	222
ConocoPhillips
6.00%, 01/15/2020	105	126
6.65%, 07/15/2018	350	427
EnCana Corp.
6.50%, 05/15/2019	150	181
ENI SpA
5.70%, 10/01/2040 - 144A	900	855
EOG Resources, Inc.
4.10%, 02/01/2021 Λ	300	312
Petro-Canada
5.35%, 07/15/2033	100	97
6.05%, 05/15/2018	312	365
7.88%, 06/15/2026	100	125
Shell International Finance BV
3.10%, 06/28/2015 Λ	478	510
4.30%, 09/22/2019	300	325
4.38%, 03/25/2020	410	444
6.38%, 12/15/2038	100	124
Statoil ASA
3.13%, 08/17/2017	200	211
Suncor Energy, Inc.
6.10%, 06/01/2018	250	294
Talisman Energy, Inc.
7.75%, 06/01/2019	385	484
Tosco Corp.
7.80%, 01/01/2027	160	208
8.13%, 02/15/2030	230	309
Total Capital SA
2.30%, 03/15/2016	400	410
4.13%, 01/28/2021	82	87
Union Pacific Resources Group, Inc.
7.15%, 05/15/2028 Λ	52	60
Pharmaceuticals - 0.0% ∞
Pharmacia Corp.
6.50%, 12/01/2018	260	316
Real Estate Investment Trusts - 0.2%
CommonWealth REIT
5.88%, 09/15/2020 Λ	400	424
6.25%, 08/15/2016	100	111
6.65%, 01/15/2018	215	244
ERP Operating, LP
5.25%, 09/15/2014	205	226
5.75%, 06/15/2017	120	136
HCP, Inc.
5.38%, 02/01/2021	105	112
Simon Property Group, LP
4.38%, 03/01/2021	210	214
5.65%, 02/01/2020 Λ	247	276
6.13%, 05/30/2018	280	320
6.75%, 05/15/2014	50	57
10.35%, 04/01/2019	220	310
WEA Finance LLC
6.75%, 09/02/2019 - 144A	580	671
7.13%, 04/15/2018 - 144A	60	71
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.60%, 09/01/2020	125	124
4.70%, 10/01/2019	75	82
5.40%, 06/01/2041	175	181
5.65%, 05/01/2017	150	173
5.75%, 03/15/2018	500	579
7.29%, 06/01/2036	90	112

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Road & Rail (continued)
Canadian National Railway Co.
5.85%, 11/15/2017	$180	$211
CSX Corp.
4.25%, 06/01/2021	65	67
6.25%, 04/01/2015 - 03/15/2018	285	334
7.38%, 02/01/2019	350	436
7.90%, 05/01/2017	400	501
Norfolk Southern Corp.
6.00%, 03/15/2105 - 05/23/2111	686	712
Ryder System, Inc.
3.60%, 03/01/2016	132	137
Union Pacific Corp.
4.16%, 07/15/2022 - 144A	306	313
5.78%, 07/15/2040 Λ	300	333
Semiconductors & Semiconductor Equipment - 0.0% ∞
National Semiconductor Corp.
3.95%, 04/15/2015	500	538
6.60%, 06/15/2017	200	241
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	70	80
Microsoft Corp.
1.63%, 09/25/2015	390	393
4.50%, 10/01/2040	70	68
Oracle Corp.
5.00%, 07/08/2019	100	113
5.38%, 07/15/2040 - 144A	123	131
6.50%, 04/15/2038	200	245
Specialty Retail - 0.0% ∞
Lowe’s Cos., Inc.
7.11%, 05/15/2037	120	151
Staples, Inc.
9.75%, 01/15/2014	80	95
Water Utilities - 0.0% ∞
American Water Capital Corp.
6.09%, 10/15/2017	400	470
Wireless Telecommunication Services - 0.0% ∞
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	290	298
Vodafone Group PLC
5.45%, 06/10/2019 Λ	75	86

Total Corporate Debt Securities (cost $182,107)		189,611

	Shares	Value

SECURITIES LENDING COLLATERAL - 7.2%
State Street Navigator Securities Lending Trust -
Prime Portfolio, 0.25% ▲	121,367,386	$121,367
Total Securities Lending Collateral (cost $121,367)

	Principal	Value

REPURCHASE AGREEMENT - 10.5%
State Street Bank & Trust Co. 0.03% ▲ , dated 07/29/2011, to be at $175,557 on 08/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 05/15/2039 - 09/25/2039, with a total value of $179,068.	$175,556	175,556
Total Repurchase Agreement (cost $175,556)

Total Investment Securities (cost $1,752,079) #		1,796,358
Other Assets and Liabilities — Net		(122,270)

Net Assets		$1,674,088

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $118,947.

*	Floating or variable rate note. Rate is listed as of 07/29/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities have an aggregate market value of $9,394, or 0.56%, of the fund’s net assets.

§	Illiquid. At 07/31/2011, the market value of illiquid investment securities aggregated to $4,109, or 0.25%, of the fund’s net assets.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $1,752,079. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $47,967 and $3,688, respectively. Net unrealized appreciation for tax purposes is $44,279.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $117,410, or 7.01%, of the fund’s net assets.
IO	Interest Only
PO	Principal Only
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Asset-Backed Securities	$—	$40,191	$634	$40,825
Corporate Debt Securities	—	189,611	—	189,611
Foreign Government Obligations	—	1,732	—	1,732
Mortgage-Backed Securities	—	173,727	—	173,727
Municipal Government Obligations	—	1,669	—	1,669
Repurchase Agreement	—	175,556	—	175,556
Securities Lending Collateral	121,367	—	—	121,367
U.S. Government Agency Obligations	—	720,386	—	720,386
U.S. Government Obligations	—	371,485	—	371,485
Total	$121,367	$1,674,357	$634	$1,796,358
Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized		Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	Transfers	out of	Balance at	Held at
Securities	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ	into Level 3	Level 3	07/31/2011	07/31/2011ƒ
Asset-Backed Securities	$—	$827	$(194)	$—	$ ♦	$1	$—	$—	$634	$1

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

♦	Value rounds to less than $1.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS - 64.5%
Australia - 1.1%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	2,300	$2,590
Belgium - 3.6%
Belgium Government Bond
4.00%, 03/28/2018	EUR	5,910	8,507
Brazil - 1.5%
Brazil Notas Do Tesouro Nacional
10.00%, 01/01/2013	BRL	5,480	3,412
Canada - 1.6%
Canadian Government Bond
2.50%, 06/01/2015	CAD	800	859
3.25%, 06/01/2021	CAD	1,000	1,088
5.00%, 06/01/2037	CAD	890	1,203
5.75%, 06/01/2033	CAD	383	556
Denmark - 0.9%
Denmark Government Bond
4.00%, 11/15/2019	DKK	10,150	2,167
France - 5.7%
Caisse D’amortissement de La Dette Sociale
3.75%, 10/25/2020	EUR	1,520	2,252
France Government Bond OAT
2.50%, 10/25/2020	EUR	1,800	2,464
5.75%, 10/25/2032	EUR	4,678	8,661
Germany - 4.6%
Bundesobligation
2.75%, 04/08/2016	EUR	3,300	4,959
Bundesrepublik Deutschland
3.25%, 07/04/2021	EUR	3,000	4,573
4.75%, 07/04/2034	EUR	670	1,179
Indonesia - 1.3%
Indonesia Treasury Bond
9.00%, 09/15/2013	IDR	24,000,000	3,018
Italy - 8.3%
Italy Buoni Poliennali del Tesoro
4.00%, 09/01/2020 - 02/01/2037	EUR	6,630	8,047
4.25%, 08/01/2014	EUR	2,800	3,958
5.00%, 08/01/2034	EUR	1,960	2,392
5.25%, 08/01/2017	EUR	3,400	4,848
Japan - 21.0%
Japan Government Bond
1.30%, 03/20/2015	JPY	1,804,000	24,294
2.10%, 12/20/2026 - 09/20/2028	JPY	1,317,000	18,049
2.20%, 09/20/2039	JPY	490,000	6,606
Korea, Republic of - 1.5%
Korea Treasury Bond
4.00%, 06/10/2012	KRW	3,600,000	3,424
Mexico - 1.4%
United Mexican States
10.00%, 12/05/2024	MXN	31,000	3,355
Netherlands - 0.9%
Netherlands Government Bond
3.75%, 01/15/2042	EUR	1,425	2,168
Philippines - 0.9%
Republic of The Philippines
8.75%, 03/03/2013	PHP	85,000	2,184
South Africa - 2.6%
Republic of South Africa
13.50%, 09/15/2015	ZAR	34,000	6,180
Spain - 3.2%
Spain Government Bond
4.25%, 01/31/2014	EUR	1,300	1,843
4.60%, 07/30/2019	EUR	3,240	4,268
4.90%, 07/30/2040	EUR	1,280	1,483
Sweden - 1.0%
Sweden Government Bond
4.50%, 08/12/2015	SEK	14,000	2,429
United Kingdom - 3.4%
United Kingdom Gilt
4.25%, 06/07/2032	GBP	1,900	3,270
4.50%, 12/07/2042	GBP	2,690	4,803

Total Foreign Government Obligations (cost $136,744)			151,089

MORTGAGE-BACKED SECURITY - 1.7%
Spain - 1.7%
Union de Creditos Inmobiliarios
Series 15, Class A
1.63%, 12/18/2048 § *	EUR	3,675	4,060
Total Mortgage-Backed Security (cost $4,981)

ASSET-BACKED SECURITY - 0.0% ∞
Spain - 0.0% ∞
Fondo de Titulizacion de Activos Santander Auto
Series 1, Class A
1.49%, 11/25/2021 § *	EUR	15	20
Total Asset-Backed Security (cost $19)

CORPORATE DEBT SECURITIES - 23.6%
Australia - 1.0%
Suncorp-Metway, Ltd.
4.00%, 01/16/2014	GBP	1,290	2,251
Finland - 1.4%
Nordea Bank Finland PLC
2.25%, 11/16/2015	EUR	2,300	3,245
France - 3.8%
Cie de Financement Foncier
4.75%, 06/25/2015	EUR	1,900	2,927
Credit Agricole Home Loan SFH
3.50%, 07/21/2014	EUR	2,000	2,957
GCE Covered Bonds
2.75%, 01/14/2015	EUR	2,100	3,014
Germany - 2.8%
Kreditanstalt fuer Wiederaufbau
2.60%, 06/20/2037	JPY	170,000	2,472
5.50%, 12/07/2015	GBP	2,150	4,056
Netherlands - 5.6%
Fortis Bank Nederland NV
3.38%, 05/19/2014	EUR	3,200	4,765
ING Bank NV
3.00%, 09/30/2014	EUR	2,150	3,134
LeasePlan Corp. NV
3.25%, 05/22/2014	EUR	3,750	5,567
Norway - 0.9%
Sparebanken Vest Boligkreditt AS
2.50%, 06/09/2015	EUR	1,400	2,002
Supranational - 4.9%
European Investment Bank
1.40%, 06/20/2017	JPY	596,000	8,089
4.25%, 10/15/2014	EUR	2,175	3,338

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

Sweden - 1.2%
Swedbank Hypotek AB
2.50%, 06/15/2015	EUR	2,000	$2,855
United Kingdom - 2.0%
Abbey National Treasury Services PLC
3.38%, 06/08/2015	EUR	1,300	1,878
Bank of Scotland PLC
3.25%, 01/25/2013	EUR	1,200	1,745
3.88%, 01/15/2014	EUR	800	1,179

Total Corporate Debt Securities (cost $48,565)			55,474

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.3%
France Treasury Bill BTF
1.09%, 12/15/2011 ▲ γ		$503	720
Total Short-Term Foreign Government Obligation (cost $709)
TIME DEPOSITS - 4.3%
ING Bank NV
0.06% ▲ , 08/01/2011		8,000	8,000
Royal Bank of Scotland PLC
0.07% ▲ , 08/01/2011		2,000	2,000

Total Time Deposits (cost $10,000)			10,000

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co.
0.03% ▲, dated 07/29/2011, to be repurchased at $4,098 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, with a value of $4,183.		4,098	4,098
Total Repurchase Agreement (cost $4,098)

Total Investment Securities (cost $205,116) #			225,461
Other Assets and Liabilities - Net			9,189

Net Assets			$234,650

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Foreign Government Obligation	67.0%	$151,089
Commercial Banks	20.2	45,654
Diversified Financial Services	3.4	7,569
Mortgage-Backed Security	1.8	4,060
Insurance	1.0	2,251
Asset-Backed Security	0.0∞	20

Investment Securities, at Value	93.4	210,643
Short-Term Investments	6.6	14,818

Total Investments	100.0%	$225,461

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year Japan Government Bond	Long	20	09/08/2011	$164
3-Year Australian Treasury Bond	Long	4	09/15/2011	6
German Euro BOBL	Short	(88)	09/08/2011	(386)
German Euro Bund	Short	(26)	09/08/2011	(160)
German Euro Schatz	Short	(82)	09/08/2011	(97)
United Kingdom Long Gilt Bond	Long	31	09/28/2011	191

				$(282)

The notes are an integral part of this report.
Transamerica Funds
	Page 2	July 31, 2011 Form N-Q

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	835	08/11/2011	$874	$42
Australian Dollar	(1,443)	08/11/2011	(1,536)	(47)
Australian Dollar	546	08/11/2011	574	26
Australian Dollar	(346)	08/11/2011	(361)	(18)
Brazilian Real	(5,830)	08/11/2011	(3,699)	60
Canadian Dollar	(368)	08/11/2011	(379)	(7)
Canadian Dollar	(483)	08/11/2011	(493)	(12)
Canadian Dollar	(1,282)	08/11/2011	(1,328)	(14)
Canadian Dollar	(1,898)	08/11/2011	(1,920)	(66)
Canadian Dollar	5,873	08/11/2011	5,979	166
Canadian Dollar	(981)	08/11/2011	(1,013)	(14)
Canadian Dollar	3,000	08/11/2011	3,043	96
Canadian Dollar	745	08/11/2011	776	3
Canadian Dollar	865	08/11/2011	878	27
Danish Krone	21,084	08/11/2011	4,061	4
Danish Krone	(4,395)	08/11/2011	(840)	(8)
Danish Krone	(3,188)	08/11/2011	(620)	5
Danish Krone	(13,722)	08/11/2011	(2,683)	37
Euro	(373)	08/11/2011	(529)	(7)
Euro	(3,400)	08/11/2011	(4,913)	30
Euro	(14,182)	08/11/2011	(20,564)	191
Euro	(353)	08/11/2011	(493)	(15)
Euro	(353)	08/11/2011	(498)	(8)
Euro	(1,415)	08/11/2011	(2,011)	(21)
Euro	(2,300)	08/11/2011	(3,226)	(78)
Euro	(796)	08/11/2011	(1,136)	(8)
Euro	(15,957)	08/11/2011	(22,739)	(184)
Euro	(2,000)	08/11/2011	(2,804)	(69)
Euro	(680)	08/11/2011	(978)	1
Euro	(33,431)	08/11/2011	(48,719)	694
Euro	4,000	08/11/2011	5,747	(1)
Euro	783	08/11/2011	1,114	12
Euro	403	08/11/2011	581	(3)
Euro	1,094	08/11/2011	1,600	(30)
Euro	2,100	08/11/2011	3,038	(21)
Euro	798	08/11/2011	1,165	(19)
Euro	680	08/11/2011	958	19
Euro	2,903	08/11/2011	4,214	(44)
Euro	25,800	08/11/2011	36,610	453
Euro	1,064	08/11/2011	1,508	20
Euro	600	08/11/2011	852	10
Euro	210	08/11/2011	304	(2)
Euro	6,275	08/11/2011	8,931	83
Euro	3,500	08/11/2011	5,027	1
Euro	600	08/11/2011	861	♦
Euro	630	08/11/2011	907	(1)
Japanese Yen	(1,927,053)	08/11/2011	(23,898)	(1,137)
Japanese Yen	108,829	08/11/2011	1,402	12
Japanese Yen	21,815	08/11/2011	278	6
Japanese Yen	(461,782)	08/11/2011	(5,744)	(255)
Japanese Yen	(328,303)	08/11/2011	(4,092)	(173)
Japanese Yen	1,157,674	08/11/2011	14,437	603
Japanese Yen	(100,000)	08/11/2011	(1,236)	(63)
Japanese Yen	(89,930)	08/11/2011	(1,121)	(48)
Japanese Yen	2,999,999	08/11/2011	37,027	1,947
Japanese Yen	115,354	08/11/2011	1,461	38
Japanese Yen	20,000	08/11/2011	255	5
Japanese Yen	93,208	08/11/2011	1,176	34
Japanese Yen	(43,959)	08/11/2011	(545)	(26)
Japanese Yen	499,999	08/11/2011	6,195	301
Japanese Yen	90,704	08/11/2011	1,135	43
Japanese Yen	3,438,536	08/11/2011	42,881	1,790
Japanese Yen	(58,782)	08/11/2011	(726)	(37)

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Japanese Yen	(2,150,313)	08/11/2011	$(26,590)	$(1,346)
Mexican Peso	(6,289)	08/11/2011	(528)	(7)
Mexican Peso	(7,988)	08/11/2011	(679)	(1)
Mexican Peso	26,271	08/11/2011	2,209	27
Mexican Peso	27,110	08/11/2011	2,324	(17)
Mexican Peso	(4,210)	08/11/2011	(352)	(6)
Mexican Peso	(19,616)	08/11/2011	(1,667)	(3)
Norwegian Krone	(3,901)	08/11/2011	(697)	(27)
Norwegian Krone	(14,636)	08/11/2011	(2,716)	♦
Norwegian Krone	1,462	08/11/2011	273	(1)
Norwegian Krone	(1,817)	08/11/2011	(338)	♦
Norwegian Krone	41,393	08/11/2011	7,695	(12)
Norwegian Krone	19,380	08/11/2011	3,470	127
Norwegian Krone	(10,965)	08/11/2011	(1,996)	(39)
Pound Sterling	(955)	08/11/2011	(1,530)	(38)
Pound Sterling	(2,892)	08/11/2011	(4,638)	(108)
Pound Sterling	(2,560)	08/11/2011	(4,089)	(113)
Pound Sterling	289	08/11/2011	466	8
Pound Sterling	358	08/11/2011	586	1
Pound Sterling	265	08/11/2011	432	3
Pound Sterling	4,000	08/11/2011	6,399	166
Pound Sterling	(821)	08/11/2011	(1,311)	(36)
Pound Sterling	199	08/11/2011	324	2
Pound Sterling	171	08/11/2011	272	8
Pound Sterling	641	08/11/2011	1,023	29
Pound Sterling	1,500	08/11/2011	2,391	71
South African Rand	(4,270)	08/11/2011	(616)	(22)
South African Rand	3,778	08/11/2011	548	17
South African Rand	25,140	08/11/2011	3,654	102
South African Rand	(67,108)	08/11/2011	(9,877)	(149)
Swedish Krona	(12,193)	08/11/2011	(1,870)	(67)
Swedish Krona	28,045	08/11/2011	4,499	(44)
Swedish Krona	(2,277)	08/11/2011	(352)	(9)
Swedish Krona	15,721	08/11/2011	2,440	57
Swedish Krona	(3,711)	08/11/2011	(587)	(3)

				$2,893

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Australian Dollar	298	08/11/2011	$7
Sell	Pound Sterling	(198)	08/11/2011	(5)
Buy	Australian Dollar	747	08/11/2011	(5)
Sell	New Zealand Dollar	(944)	08/11/2011	(5)
Buy	Canadian Dollar	219	08/11/2011	1
Sell	Euro	(161)	08/11/2011	(3)
Buy	Canadian Dollar	389	08/11/2011	9
Sell	Australian Dollar	(377)	08/11/2011	(15)
Buy	Canadian Dollar	414	08/11/2011	5
Sell	Euro	(300)	08/11/2011	(2)
Buy	Canadian Dollar	529	08/11/2011	12
Sell	Euro	(377)	08/11/2011	(1)
Buy	Canadian Dollar	438	08/11/2011	4
Sell	Euro	(314)	08/11/2011	4
Buy	Canadian Dollar	672	08/11/2011	18
Sell	Euro	(480)	08/11/2011	(4)
Buy	Canadian Dollar	218	08/11/2011	(1)
Sell	Euro	(162)	08/11/2011	(3)
Buy	Euro	717	08/11/2011	5
Sell	Swedish Krona	(6,514)	08/11/2011	(10)

The notes are an integral part of this report.
Transamerica Funds	Page 4	July 31, 2011 Form N-Q

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Euro	226	08/11/2011	$4
Sell	Norwegian Krone	(1,769)	08/11/2011	(7)
Buy	Euro	479	08/11/2011	♦
Sell	Norwegian Krone	(3,791)	08/11/2011	(15)
Buy	Euro	481	08/11/2011	♦
Sell	Norwegian Krone	(3,753)	08/11/2011	(6)
Buy	Euro	693	08/11/2011	(1)
Sell	New Zealand Dollar	(1,144)	08/11/2011	(8)
Buy	Euro	328	08/11/2011	2
Sell	Norwegian Krone	(2,606)	08/11/2011	(14)
Buy	Euro	978	08/11/2011	♦
Sell	Japanese Yen	(113,949)	08/11/2011	(76)
Buy	Euro	481	08/11/2011	(1)
Sell	Norwegian Krone	(3,749)	08/11/2011	(3)
Buy	Euro	349	08/11/2011	7
Sell	Swedish Krona	(3,217)	08/11/2011	(17)
Buy	Euro	188	08/11/2011	(3)
Sell	Japanese Yen	(22,069)	08/11/2011	(14)
Buy	Euro	916	08/11/2011	(9)
Sell	Pound Sterling	(819)	08/11/2011	(19)
Buy	Euro	464	08/11/2011	5
Sell	Japanese Yen	(52,927)	08/11/2011	(26)
Buy	Euro	566	08/11/2011	10
Sell	Japanese Yen	(63,147)	08/11/2011	(17)
Buy	Euro	763	08/11/2011	29
Sell	Norwegian Krone	(5,946)	08/11/2011	(36)
Buy	Euro	275	08/11/2011	7
Sell	Swedish Krona	(2,538)	08/11/2011	(15)
Buy	Euro	906	08/11/2011	16
Sell	Pound Sterling	(798)	08/11/2011	(24)
Buy	Euro	521	08/11/2011	3
Sell	New Zealand Dollar	(861)	08/11/2011	(11)
Buy	Euro	210	08/11/2011	♦
Sell	Swedish Krona	(1,915)	08/11/2011	(2)
Buy	Euro	259	08/11/2011	♦
Sell	Japanese Yen	(29,074)	08/11/2011	(6)
Buy	Euro	210	08/11/2011	4
Sell	Norwegian Krone	(1,650)	08/11/2011	(10)
Buy	Euro	386	08/11/2011	(3)
Sell	Canadian Dollar	(546)	08/11/2011	(15)
Buy	Euro	326	08/11/2011	12
Sell	Norwegian Krone	(2,541)	08/11/2011	(15)
Buy	Euro	541	08/11/2011	(11)
Sell	Pound Sterling	(483)	08/11/2011	(4)
Buy	Euro	1,200	08/11/2011	(17)
Sell	Norwegian Krone	(9,439)	08/11/2011	(12)
Buy	Euro	337	08/11/2011	1
Sell	Japanese Yen	(38,123)	08/11/2011	(12)
Buy	Euro	357	08/11/2011	(1)
Sell	Japanese Yen	(39,666)	08/11/2011	(2)
Buy	Euro	422	08/11/2011	♦
Sell	Swedish Krona	(3,852)	08/11/2011	(5)
Buy	Euro	2,777	08/11/2011	(39)
Sell	Swedish Krona	(25,272)	08/11/2011	14
Buy	Euro	907	08/11/2011	20
Sell	Norwegian Krone	(7,124)	08/11/2011	(40)
Buy	Euro	976	08/11/2011	(23)
Sell	Japanese Yen	(114,310)	08/11/2011	(60)
Buy	Euro	1,465	08/11/2011	(4)
Sell	Japanese Yen	(170,443)	08/11/2011	(105)
Buy	Euro	370	08/11/2011	3
Sell	Canadian Dollar	(522)	08/11/2011	(18)

The notes are an integral part of this report.
Transamerica Funds	Page 5	July 31, 2011 Form N-Q

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Euro	652	08/11/2011	$4
Sell	Canadian Dollar	(886)	08/11/2011	5
Buy	Euro	474	08/11/2011	3
Sell	Japanese Yen	(54,864)	08/11/2011	(35)
Buy	Euro	504	08/11/2011	(3)
Sell	Australian Dollar	(686)	08/11/2011	(25)
Buy	Euro	468	08/11/2011	11
Sell	Canadian Dollar	(631)	08/11/2011	1
Buy	Euro	303	08/11/2011	♦
Sell	Australian Dollar	(413)	08/11/2011	(18)
Buy	Euro	1,145	08/11/2011	6
Sell	Japanese Yen	(131,444)	08/11/2011	(68)
Buy	Euro	220	08/11/2011	(2)
Sell	Australian Dollar	(296)	08/11/2011	(7)
Buy	Euro	392	08/11/2011	(9)
Sell	Australian Dollar	(544)	08/11/2011	(24)
Buy	Euro	424	08/11/2011	3
Sell	Australian Dollar	(554)	08/11/2011	(2)
Buy	Japanese Yen	27,737	08/11/2011	9
Sell	Pound Sterling	(218)	08/11/2011	(7)
Buy	Japanese Yen	135,464	08/11/2011	68
Sell	Euro	(1,187)	08/11/2011	(14)
Buy	Japanese Yen	117,025	08/11/2011	59
Sell	Canadian Dollar	(1,436)	08/11/2011	(41)
Buy	Japanese Yen	70,706	08/11/2011	48
Sell	Euro	(604)	08/11/2011	2
Buy	Japanese Yen	67,635	08/11/2011	9
Sell	Euro	(611)	08/11/2011	(8)
Buy	Japanese Yen	139,604	08/11/2011	78
Sell	Euro	(1,220)	08/11/2011	(17)
Buy	Japanese Yen	69,393	08/11/2011	35
Sell	Euro	(605)	08/11/2011	(3)
Buy	Japanese Yen	64,972	08/11/2011	21
Sell	Euro	(582)	08/11/2011	(12)
Buy	Japanese Yen	109,657	08/11/2011	75
Sell	Euro	(944)	08/11/2011	(7)
Buy	Japanese Yen	36,434	08/11/2011	24
Sell	Euro	(314)	08/11/2011	(1)
Buy	Japanese Yen	66,305	08/11/2011	42
Sell	Euro	(575)	08/11/2011	(7)
Buy	Japanese Yen	72,827	08/11/2011	38
Sell	Euro	(629)	08/11/2011	5
Buy	Japanese Yen	32,662	08/11/2011	6
Sell	Euro	(290)	08/11/2011	2
Buy	Japanese Yen	75,290	08/11/2011	38
Sell	Euro	(650)	08/11/2011	5
Buy	New Zealand Dollar	349	08/11/2011	12
Sell	Euro	(210)	08/11/2011	(8)
Buy	New Zealand Dollar	1,083	08/11/2011	39
Sell	Canadian Dollar	(877)	08/11/2011	(5)
Buy	New Zealand Dollar	376	08/11/2011	5
Sell	Euro	(226)	08/11/2011	♦
Buy	New Zealand Dollar	349	08/11/2011	6
Sell	Swedish Krona	(1,903)	08/11/2011	(1)
Buy	New Zealand Dollar	350	08/11/2011	12
Sell	Swedish Krona	(1,933)	08/11/2011	(12)
Buy	New Zealand Dollar	696	08/11/2011	17
Sell	Euro	(420)	08/11/2011	(10)
Buy	Norwegian Krone	2,050	08/11/2011	7
Sell	Pound Sterling	(230)	08/11/2011	(4)
Buy	Norwegian Krone	10,391	08/11/2011	17
Sell	Swedish Krona	(12,164)	08/11/2011	(21)

The notes are an integral part of this report.
Transamerica Funds	Page 6	July 31, 2011 Form N-Q

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

				Unrealized
			Settlement	Appreciation
Bought/Sold	Currency	Amount	Date	(Depreciation)

Buy	Norwegian Krone	2,374	08/11/2011	$4
Sell	Swedish Krona	(2,785)	08/11/2011	(6)
Buy	Norwegian Krone	1,960	08/11/2011	(2)
Sell	Canadian Dollar	(357)	08/11/2011	(8)
Buy	Norwegian Krone	10,391	08/11/2011	17
Sell	Swedish Krona	(12,099)	08/11/2011	(11)
Buy	Norwegian Krone	2,398	08/11/2011	2
Sell	Euro	(309)	08/11/2011	(1)
Buy	Norwegian Krone	7,731	08/11/2011	31
Sell	Euro	(984)	08/11/2011	(9)
Buy	Norwegian Krone	5,870	08/11/2011	6
Sell	Euro	(758)	08/11/2011	(5)
Buy	Norwegian Krone	2,931	08/11/2011	1
Sell	Euro	(378)	08/11/2011	♦
Buy	Pound Sterling	440	08/11/2011	(2)
Sell	Canadian Dollar	(705)	08/11/2011	(14)
Buy	Pound Sterling	169	08/11/2011	6
Sell	Euro	(188)	08/11/2011	2
Buy	Pound Sterling	2,752	08/11/2011	113
Sell	Euro	(3,082)	08/11/2011	(23)
Buy	Pound Sterling	445	08/11/2011	2
Sell	Japanese Yen	(58,488)	08/11/2011	(32)
Buy	Pound Sterling	156	08/11/2011	♦
Sell	Euro	(177)	08/11/2011	2
Buy	Pound Sterling	221	08/11/2011	9
Sell	Euro	(247)	08/11/2011	(1)
Buy	Pound Sterling	429	08/11/2011	3
Sell	Euro	(489)	08/11/2011	(1)
Buy	Swedish Krona	18,235	08/11/2011	52
Sell	Euro	(1,994)	08/11/2011	(19)
Buy	Swedish Krona	4,944	08/11/2011	(15)
Sell	Japanese Yen	(64,333)	08/11/2011	(35)
Buy	Swedish Krona	6,796	08/11/2011	13
Sell	Euro	(742)	08/11/2011	♦
Buy	Swedish Krona	3,543	08/11/2011	(10)
Sell	Euro	(398)	08/11/2011	2

				$(166)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/29/2011.

∞	Percentage rounds to less than 0.1%.

§	Illiquid. At 07/31/2011, the market value of illiquid investment securities aggregated to $4,080, or 1.74%, of the fund’s net assets.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $205,116. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,143 and $3,798, respectively. Net unrealized appreciation for tax purposes is $20,345.

┌	Contract amounts are not in thousands.

♦	Value is less than $1 or zero.

γ	This security in the amount of $720 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

The notes are an integral part of this report.
Transamerica Funds	Page 7	July 31, 2011 Form N-Q

Transamerica JPMorgan International Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippines Peso
SEK	Swedish Krona
ZAR	South African Rand
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Asset—Backed Security	$—	$20	$—	$20
Corporate Debt Securities	—	55,474	—	55,474
Foreign Government Obligations	—	151,089	—	151,089
Mortgage-Backed Securitiy	—	4,060	—	4,060
Repurchase Agreement	—	4,098	—	4,098
Time Deposits	—	10,000	—	10,000
Short-Term Foreign Government Obligation	—	720	—	720
Total	$—	$225,461	$—	$225,461

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2011
Futures Contracts — Appreciation	$361	$—	$—	$361
Futures Contracts — Depreciation	(643)	—	—	(643)
Forward Foreign Currency Contracts — Appreciation	—	8,556	—	8,556
Forward Foreign Currency Contracts — Depreciation	—	(5,829)	—	(5,829)
Total	$(282)	$2,727	$—	$2,445

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	Page 8	July 31, 2011 Form N-Q

Transamerica JPMorgan Long/Short Strategy
(formerly, Transamerica BNY Mellon Market Neutral Strategy)
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 100.1%
Aerospace & Defense - 2.3%
Honeywell International, Inc. µ	7,990	$424
Huntington Ingalls Industries, Inc. ‡µ	17,778	595
United Technologies Corp. µ	21,280	1,763
Auto Components - 1.2%
Johnson Controls, Inc. µ	38,730	1,431
Automobiles - 0.9%
General Motors Co. ‡µ	39,660	1,098
Beverages - 3.5%
Coca-Cola Co. µ	18,140	1,234
Coca-Cola Enterprises, Inc. µ	32,230	906
Dr. Pepper Snapple Group, Inc. µ	24,910	941
PepsiCo, Inc. µ	18,340	1,174
Biotechnology - 2.4%
Biogen Idec, Inc. ‡µ	8,710	887
Celgene Corp. ‡µ	21,730	1,289
Dendreon Corp. ‡µ	20,050	740
Capital Markets - 1.3%
Goldman Sachs Group, Inc. µ	5,360	724
Morgan Stanley µ	15,000	334
State Street Corp. µ	12,210	506
Chemicals - 4.7%
Air Products & Chemicals, Inc. µ	18,250	1,619
Dow Chemical Co. µ	24,000	837
E.I. du Pont de Nemours & Co. µ	48,730	2,506
Georgia Gulf Corp. ‡µ	29,960	600
Westlake Chemical Corp. µ	3,820	198
Commercial Banks - 2.5%
Fifth Third Bancorp µ	35,460	449
Huntington Bancshares, Inc. µ	61,520	372
Popular, Inc. ‡µ	102,610	246
Regions Financial Corp. µ	39,620	241
SunTrust Banks, Inc. µ	14,840	363
SVB Financial Group ‡µ	5,430	331
TCF Financial Corp. µ	17,060	217
Wells Fargo & Co. µ	22,360	625
Zions Bancorporation µ	12,170	267
Communications Equipment - 1.9%
Cisco Systems, Inc. µ	41,470	662
Juniper Networks, Inc. ‡	23,210	543
Motorola Mobility Holdings, Inc. ‡µ	24,030	538
Qualcomm, Inc. µ	10,320	565
Computers & Peripherals - 2.6%
Apple, Inc. ‡µ	5,610	2,190
SanDisk Corp. ‡µ	23,670	1,007
Construction & Engineering - 1.1%
Fluor Corp. µ	20,840	1,324
Consumer Finance - 0.4%
Capital One Financial Corp.	10,830	518
Diversified Consumer Services - 0.3%
ITT Educational Services, Inc. ‡	3,800	326
Diversified Financial Services - 0.5%
Bank of America Corp. µ	31,920	310
Citigroup, Inc.	6,959	267
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc. µ	21,410	756
Electric Utilities – 4.2%
FirstEnergy Corp.	4,990	223
Nextera Energy, Inc. µ	39,220	2,168
Northeast Utilities µ	30,130	1,024
NV Energy, Inc. µ	118,540	1,759
Electrical Equipment – 0.3%
Emerson Electric Co.	7,200	353
Electronic Equipment & Instruments – 0.6%
Corning, Inc. µ	17,200	274
TE Connectivity, Ltd. µ	15,120	520
Energy Equipment & Services – 0.9%
Cameron International Corp. ‡µ	2,320	130
National Oilwell Varco, Inc. µ	5,210	420
Schlumberger, Ltd. µ	6,480	585
Food Products – 4.7%
Archer-Daniels-Midland Co. µ	24,440	742
Campbell Soup Co. µ	42,980	1,420
ConAgra Foods, Inc. µ	13,570	348
General Mills, Inc. µ	41,660	1,556
Kraft Foods, Inc. – Class A µ	52,490	1,805
Gas Utilities – 0.2%
AGL Resources, Inc.	7,440	304
Health Care Equipment & Supplies – 2.3%
Baxter International, Inc. µ	6,660	387
Becton, Dickinson and Co.	6,450	539
Covidien PLC µ	23,430	1,190
St. Jude Medical, Inc. µ	15,930	741
Hotels, Restaurants & Leisure – 0.8%
Carnival Corp. µ	27,650	921
Household Durables – 0.6%
Lennar Corp. – Class A µ	13,490	239
NVR, Inc. ‡µ	810	551
Household Products – 3.2%
Colgate-Palmolive Co. µ	12,540	1,058
Kimberly-Clark Corp.	8,130	531
Procter & Gamble Co. µ	37,770	2,323
Independent Power Producers & Energy Traders – 1.5%
Calpine Corp. ‡	30,630	498
Constellation Energy Group, Inc. µ	23,160	899
NRG Energy, Inc. ‡	15,830	388
Industrial Conglomerates – 1.7%
3M Co. µ	6,340	552
Tyco International, Ltd. µ	35,420	1,569
Insurance – 6.3%
ACE, Ltd. µ	32,120	2,151
Aflac, Inc. µ	14,390	663
Allstate Corp. µ	10,510	291
Axis Capital Holdings, Ltd.	11,940	381
Everest RE Group, Ltd. µ	8,850	727
MetLife, Inc. µ	34,380	1,417
PartnerRe, Ltd. µ	2,560	171
Prudential Financial, Inc. µ	26,690	1,566
XL Group PLC – Class A µ	19,100	392
Internet & Catalog Retail – 1.8%
Amazon.com, Inc. ‡ µ	9,790	2,178

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica JPMorgan Long/Short Strategy
(formerly, Transamerica BNY Mellon Market Neutral Strategy)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

IT Services – 1.5%
Cognizant Technology Solutions Corp. - Class A ‡ µ	13,250	$926
Genpact, Ltd. ‡ µ	27,160	448
VeriFone Holdings, Inc. ‡ µ	12,890	507
Machinery – 1.9%
PACCAR, Inc. µ	53,700	2,299
Media – 7.0%
CBS Corp. – Class B µ	116,360	3,185
Discovery Communications, Inc. – Series A ‡ µ	15,840	630
Gannett Co., Inc. µ	32,500	415
Time Warner, Inc. µ	100,510	3,533
Walt Disney Co. µ	25,300	977
Metals & Mining – 1.4%
Alcoa, Inc. µ	93,320	1,374
Freeport-McMoRan Copper & Gold, Inc. µ	7,640	405
Multi-Utilities – 1.9%
CenterPoint Energy, Inc. µ	15,970	313
PG&E Corp. µ	14,080	583
Sempra Energy µ	27,920	1,415
Oil, Gas & Consumable Fuels – 1.8%
Devon Energy Corp. µ	7,060	556
EOG Resources, Inc. µ	5,100	520
Occidental Petroleum Corp. µ	5,930	582
Southwestern Energy Co. ‡ µ	12,030	536
Pharmaceuticals – 2.2%
Abbott Laboratories µ	22,680	1,164
Merck & Co., Inc. µ	34,330	1,172
Mylan Inc. ‡	16,460	375
Real Estate Investment Trusts – 10.8%
Alexandria Real Estate Equities, Inc.	8,770	719
Apartment Investment & Management Co. - Class A	28,410	776
AvalonBay Communities, Inc.	6,660	894
BRE Properties,Inc.	21,320	1,118
Camden Property Trust µ	10,240	687
DCT Industrial Trust, Inc. µ	121,770	660
Dupont Fabros Technology, Inc. µ	29,320	747
Felcor Lodging Trust, Inc. ‡ µ	63,770	328
HCP, Inc. µ	27,250	1,001
Kilroy Realty Corp. µ	14,120	545
Kimco Realty Corp. µ	36,350	692
Mack-Cali Realty Corp. µ	22,400	745
Post Properties,Inc.	8,800	373
ProLogis, Inc. µ	7,890	281
Senior Housing Properties Trust µ	22,460	538
Simon Property Group, Inc. µ	16,390	1,974
SL Green Realty Corp.	7,140	586
UDR, Inc.	16,900	445
Road & Rail – 3.9%
CSX Corp. µ	86,110	2,116
Norfolk Southern Corp. µ	17,340	1,313
Union Pacific Corp. µ	14,630	1,499
Semiconductors & Semiconductor Equipment – 6.5%
Analog Devices, Inc. µ	28,670	986
Applied Materials, Inc. µ	31,960	394
Broadcom Corp. – Class A ‡ µ	65,420	2,426
Freescale Semiconductor Holdings I, Ltd. ‡ µ	22,180	362
Intersil Corp. — Class A µ	19,860	239
LAM Research Corp. ‡ µ	27,790	1,136
Micron Technology, Inc. ‡ µ	31,960	236
Xilinx, Inc. µ	65,600	2,106
Software - 1.8%
Adobe Systems, Inc. ‡ µ	17,140	475
Citrix Systems, Inc. ‡ µ	6,740	486
Microsoft Corp. µ	46,410	1,271
Specialty Retail - 0.6%
AutoZone, Inc. ‡ µ	2,680	765
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. µ	5,380	347
Tobacco - 0.3%
Philip Morris International, Inc.	4,730	337
Water Utilities - 0.5%
American Water Works Co., Inc. µ	23,160	648
Wireless Telecommunication Services - 2.4%
American Tower Corp. — Class A ‡ µ	16,260	854
Crown Castle International Corp. ‡	10,260	445
Sprint Nextel Corp. ‡ µ	389,630	1,648

Total Common Stocks (cost $124,037)		122,990

	Principal	Value

REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $62 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, with a value of $68.	$62	62
Total Repurchase Agreement (cost $62)

Total Investment Securities (cost $124,099) #		123,052
Other Assets and Liabilities — Net		(265)

Net Assets		$122,787

	Shares	Value

SECURITIES SOLD SHORT — (73.0%) COMMON STOCKS — (73.0%)
Aerospace & Defense — (3.8%)
Boeing Co.	(17,180)	$(1,211)
Lockheed Martin Corp.	(35,470)	(2,686)
Northrop Grumman Corp.	(5,750)	(348)
Raytheon Co.	(8,820)	(395)
Air Freight & Logistics — (1.2%)
FedEx Corp.	(6,870)	(597)
United Parcel Service, Inc. — Class B	(12,130)	(840)
Automobiles — (0.5%)
Ford Motor Co. ‡	(52,080)	(636)
Biotechnology — (0.1%)
Isis Pharmaceuticals, Inc. ‡	(20,900)	(181)
Capital Markets — (1.0%)
Ameriprise Financial, Inc.	(6,200)	(335)
Federated Investors, Inc. — Class B	(17,370)	(371)
Franklin Resources, Inc.	(3,680)	(468)

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica JPMorgan Long/Short Strategy
(formerly, Transamerica BNY Mellon Market Neutral Strategy)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Chemicals — (2.7%)
OM Group, Inc. ‡	(14,620)	$(530)
Praxair, Inc.	(17,430)	(1,807)
Valspar Corp.	(27,500)	(904)
Commercial Banks — (2.6%)
Bank of Hawaii Corp.	(9,870)	(442)
Commerce Bancshares, Inc.	(9,610)	(393)
Cullen/Frost Bankers, Inc.	(11,050)	(596)
Prosperity Bancshares, Inc.	(11,810)	(490)
UMB Financial Corp.	(15,350)	(638)
Valley National Bancorp	(43,669)	(574)
Communications Equipment — (0.8%)
JDS Uniphase Corp. ‡	(12,950)	(170)
Motorola Solutions, Inc. ‡	(12,310)	(553)
Nokia OYJ ADR	(50,630)	(294)
Computers & Peripherals — (0.5%)
Hewlett-Packard Co.	(18,850)	(663)
Diversified Telecommunication Services — (0.8%)
AT&T, Inc.	(32,830)	(960)
Electric Utilities — (4.3%)
Consolidated Edison, Inc.	(41,060)	(2,160)
Edison International	(25,430)	(968)
Entergy Corp.	(7,950)	(531)
Wisconsin Energy Corp.	(56,480)	(1,731)
Electrical Equipment — (0.6%)
Rockwell Automation, Inc.	(10,900)	(782)
Energy Equipment & Services — (1.6%)
Diamond Offshore Drilling, Inc.	(3,980)	(270)
Tenaris SA ADR	(40,390)	(1,785)
Food & Staples Retailing — (0.3%)
Whole Foods Market, Inc.	(5,790)	(386)
Food Products — (3.9%)
Hershey Co.	(40,940)	(2,310)
HJ Heinz Co.	(28,020)	(1,475)
Mead Johnson Nutrition Co. — Class A	(6,680)	(477)
Sara Lee Corp.	(26,080)	(498)
Health Care Equipment & Supplies — (1.0%)
Edwards Lifesciences Corp.‡	(4,680)	(334)
Stryker Corp.	(8,810)	(479)
Zimmer Holdings, Inc. ‡	(6,820)	(409)
Hotels, Restaurants & Leisure — (0.4%)
Starwood Hotels & Resorts Worldwide, Inc.	(9,720)	(534)
Household Durables — (0.3%)
MDC Holdings, Inc.	(8,050)	(182)
Ryland Group, Inc.	(12,970)	(191)
Household Products — (1.8%)
Church & Dwight Co., Inc.	(28,580)	(1,153)
Clorox Co.	(15,030)	(1,076)
Insurance — (6.6%)
American International Group, Inc. ‡	(25,400)	(729)
AON Corp.	(23,870)	(1,149)
Chubb Corp.	(13,110)	(819)
Hartford Financial Services Group, Inc.	(15,530)	(364)
Principal Financial Group, Inc.	(21,190)	(585)
Progressive Corp.	(28,740)	(566)
RenaissanceRe Holdings, Ltd.	(7,030)	(489)
Torchmark Corp.	(11,880)	(480)
Travelers Cos., Inc.	(18,490)	(1,019)
WR Berkley Corp.	(61,680)	(1,899)
Internet Software & Services — (0.4%)
AOL, Inc. ‡	(4,690)	(81)
Google, Inc. — Class A ‡	(670)	(404)
IT Services — (0.6%)
Paychex, Inc.	(14,510)	(410)
SAIC, Inc. ‡	(23,390)	(375)
Life Sciences Tools & Services — (0.3%)
Agilent Technologies, Inc. ‡	(9,200)	(388)
Machinery — (2.8%)
Caterpillar, Inc.	(6,870)	(679)
Dover Corp.	(19,520)	(1,180)
Eaton Corp.	(33,210)	(1,592)
Media — (4.1%)
New York Times Co. — Class A ‡	(80,900)	(694)
News Corp. — Class B	(80,320)	(1,325)
Omnicom Group, Inc.	(18,470)	(867)
Scripps Networks Interactive, Inc. — Class A	(24,990)	(1,158)
Washington Post Co. — Class B	(2,140)	(861)
Metals & Mining — (1.8%)
AK Steel Holding Corp.	(41,490)	(503)
Cliffs Natural Resources, Inc.	(4,440)	(399)
Nucor Corp.	(11,790)	(459)
U.S. Steel Corp.	(12,270)	(491)
Vale SA — SP ADR	(12,420)	(403)
Multiline Retail — (0.3%)
JC Penney Co., Inc.	(12,820)	(394)
Multi-Utilities — (1.3%)
Dominion Resources, Inc.	(32,300)	(1,565)
Oil, Gas & Consumable Fuels — (1.0%)
EnCana Corp.	(10,160)	(298)
Sunoco, Inc.	(6,360)	(259)
TransCanada Corp.	(14,800)	(620)
Personal Products — (0.9%)
Estee Lauder Cos., Inc. — Class A	(10,970)	(1,151)
Pharmaceuticals — (1.7%)
Eli Lilly & Co.	(32,030)	(1,226)
Forest Laboratories, Inc. ‡	(8,340)	(309)
Johnson & Johnson	(8,210)	(532)
Real Estate Investment Trusts — (10.3%)
American Campus Communities, Inc.	(22,980)	(855)
BioMed Realty Trust, Inc.	(41,910)	(822)
Equity Lifestyle Properties, Inc.	(11,450)	(746)
Equity One, Inc.	(40,610)	(788)
Essex Property Trust, Inc.	(8,040)	(1,128)
Extra Space Storage, Inc.	(60,080)	(1,278)
Federal Realty Investment Trust	(15,630)	(1,366)
Highwoods Properties, Inc.	(22,710)	(782)
National Retail Properties, Inc.	(25,520)	(640)
Realty Income Corp.	(34,750)	(1,128)
Tanger Factory Outlet Centers	(33,380)	(916)
Taubman Centers, Inc.	(18,340)	(1,099)
Washington Real Estate Investment Trust	(33,640)	(1,077)
Road & Rail — (1.3%)
Heartland Express, Inc.	(32,870)	(504)
Knight Transportation, Inc.	(23,580)	(371)
Werner Enterprises, Inc.	(31,720)	(747)
Semiconductors & Semiconductor Equipment — (7.1%)
Altera Corp.	(10,150)	(415)

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica JPMorgan Long/Short Strategy
(formerly, Transamerica BNY Mellon Market Neutral Strategy)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Atmel Corp. ‡	(23,300)	$(282)
Cypress Semiconductor Corp. ‡	(42,500)	(875)
Intel Corp.	(93,590)	(2,089)
Linear Technology Corp.	(57,750)	(1,692)
Memc Electronic Materials, Inc. ‡	(30,980)	(230)
Microchip Technology, Inc.	(60,100)	(2,028)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	(54,390)	(672)
Texas Instruments, Inc.	(10,530)	(313)
Software — (0.8%)
Electronic Arts, Inc. ‡	(38,270)	(852)
THQ, Inc. ‡	(37,940)	(101)
Tobacco — (1.7%)
Altria Group, Inc.	(79,570)	(2,093)
Trading Companies & Distributors — (0.5%)
WW Grainger, Inc.	(3,750)	(556)
Water Utilities — (0.6%)
Aqua America, Inc.	(33,520)	(709)
Wireless Telecommunication Services — (0.7%)
SBA Communications Corp. — Class A ‡	(23,730)	(906)

Total Common Stocks (proceeds $(90,162))		(89,595)

Total Securities Sold Short (proceeds $(90,162))		$(89,595)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

µ	Securities or a portion thereof with an aggregate market value of $99,705 have been pledged to the broker as collateral for open securities sold short transactions.

#	Aggregate cost for federal income tax purposes is $124,099. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,577 and $5,624, respectively. Net unrealized depreciation for tax purposes is $1,047.
DEFINITION:
ADR        American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$117,167	$5,823	$—	$122,990
Repurchase Agreement	—	62	—	62
Total	$117,167	$5,885	$—	$123,052

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$(86,844)	$(2,751)	$—	$(89,595)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica JPMorgan Mid Cap Value
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.2%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	20,600	$1,344
L-3 Communications Holdings, Inc.	14,500	1,147
Beverages - 1.3%
Brown-Forman Corp. — Class B Λ	14,725	1,083
Dr. Pepper Snapple Group, Inc. Λ	34,500	1,303
Capital Markets - 3.6%
Ameriprise Financial, Inc.	45,900	2,483
Invesco, Ltd.	72,500	1,608
Northern Trust Corp.	17,100	768
T. Rowe Price Group, Inc.	29,500	1,676
Chemicals - 4.0%
Airgas, Inc.	22,190	1,524
Albemarle Corp.	27,285	1,817
Sherwin-Williams Co. Λ	25,100	1,937
Sigma-Aldrich Corp. Λ	27,600	1,852
Commercial Banks - 5.7%
BancorpSouth, Inc. Λ	16,800	227
City National Corp. Λ	30,900	1,659
Cullen/Frost Bankers, Inc. Λ	24,700	1,331
Fifth Third Bancorp	135,100	1,709
Huntington Bancshares, Inc.	78,400	474
M&T Bank Corp. Λ	27,200	2,345
SunTrust Banks, Inc.	65,600	1,607
Zions Bancorporation Λ	41,500	909
Commercial Services & Supplies - 2.1%
Republic Services, Inc. — Class A	127,100	3,690
Containers & Packaging - 3.4%
Ball Corp. Λ	75,300	2,922
Rock-Tenn Co. — Class A	25,500	1,567
Silgan Holdings, Inc. Λ	40,700	1,578
Distributors - 1.0%
Genuine Parts Co. Λ	32,500	1,728
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc.	46,000	1,707
Electric Utilities - 3.5%
Northeast Utilities	25,600	870
NV Energy, Inc.	79,000	1,172
Westar Energy, Inc. Λ	82,700	2,135
Wisconsin Energy Corp.	71,400	2,189
Electrical Equipment - 2.9%
AMETEK, Inc.	44,100	1,874
Cooper Industries PLC — Class A	33,800	1,768
Regal Beloit Corp. Λ	27,900	1,692
Electronic Equipment & Instruments - 3.1%
Amphenol Corp. — Class A	29,500	1,442
Arrow Electronics, Inc. ‡	39,000	1,355
TE Connectivity, Ltd.	78,500	2,703
Food & Staples Retailing - 0.7%
Safeway, Inc. Λ	59,600	1,202
Food Products - 3.0%
Hershey Co.	16,900	954
JM Smucker Co.	31,000	2,416
Ralcorp Holdings, Inc. ‡ Λ	21,600	1,868
Gas Utilities - 4.6%
Energen Corp.	61,832	3,636
EQT Corp.	25,300	1,606
Oneok, Inc. Λ	40,800	2,970
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson and Co.	21,085	1,763
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp. — Class A	38,800	1,486
Coventry Health Care, Inc. ‡	40,550	1,298
HCA Holdings, Inc. ‡ Λ	30,700	819
Humana, Inc.	23,700	1,768
Lincare Holdings, Inc. Λ	91,224	2,334
VCA Antech, Inc. ‡ Λ	24,800	485
Hotels, Restaurants & Leisure - 3.2%
Darden Restaurants, Inc.	39,380	2,001
Marriott International, Inc. — Class A Λ	58,955	1,916
Royal Caribbean Cruises, Ltd. ‡ Λ	23,100	707
Yum! Brands, Inc.	22,800	1,204
Household Durables - 3.9%
Fortune Brands, Inc.	49,800	2,998
Jarden Corp. Λ	36,800	1,140
Mohawk Industries, Inc. ‡ Λ	18,000	937
Snap-On, Inc.	33,800	1,922
Household Products - 0.9%
Energizer Holdings, Inc. ‡	20,900	1,685
Industrial Conglomerates - 0.9%
Carlisle Cos., Inc. Λ	35,900	1,552
Insurance - 9.9%
AON Corp.	30,400	1,463
Arch Capital Group, Ltd. ‡ Λ	32,554	1,100
Chubb Corp.	18,800	1,175
Loews Corp.	82,000	3,269
Old Republic International Corp. Λ	130,150	1,359
OneBeacon Insurance Group, Ltd. — Class A Λ	58,965	751
Principal Financial Group, Inc.	32,400	895
Torchmark Corp. Λ	18,900	763
Transatlantic Holdings, Inc.	54,800	2,806
WR Berkley Corp. Λ	73,100	2,251
XL Group PLC — Class A Λ	91,600	1,880
Internet & Catalog Retail - 0.9%
Expedia, Inc. Λ	49,900	1,581
Media - 4.7%
AMC Networks, Inc. ‡	14,550	541
Cablevision Systems Corp. — Class A	67,700	1,649
CBS Corp. — Class B	66,700	1,826
Clear Channel Outdoor Holdings, Inc. — Class A ‡	59,373	698
DISH Network Corp. — Class A ‡	44,800	1,327
Gannett Co., Inc. Λ	106,800	1,363
Omnicom Group, Inc.	13,100	615
Washington Post Co. — Class B Λ	1,005	404
Multiline Retail - 1.0%
Family Dollar Stores, Inc.	2,600	138
Kohl’s Corp.	30,400	1,663
Multi-Utilities - 5.0%
CMS Energy Corp. Λ	150,200	2,875
NSTAR Λ	40,300	1,786
Sempra Energy	35,300	1,789
Xcel Energy, Inc. Λ	102,900	2,470
Oil, Gas & Consumable Fuels - 5.0%
CVR Energy, Inc. ‡ Λ	30,600	822
Devon Energy Corp.	34,700	2,731
Newfield Exploration Co. ‡	26,500	1,787
Teekay Corp. Λ	32,700	907

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica JPMorgan Mid Cap Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	83,700	$2,653
Real Estate Investment Trusts - 2.5%
HCP, Inc.	32,900	1,208
Regency Centers Corp. Λ	36,100	1,622
Vornado Realty Trust	17,756	1,661
Real Estate Management & Development - 0.7%
Brookfield Office Properties, Inc.	66,750	1,265
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	41,100	1,414
Software - 1.8%
Jack Henry & Associates, Inc. Λ	59,700	1,729
Synopsys, Inc. ‡	64,300	1,541
Specialty Retail - 5.6%
AutoZone, Inc. ‡	6,000	1,713
Bed Bath & Beyond, Inc. ‡	40,700	2,381
Gap, Inc. Λ	104,100	2,008
PetSmart, Inc.	2,100	90
Tiffany & Co. Λ	18,300	1,456
TJX Cos., Inc.	44,000	2,434
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp. Λ	19,600	1,402
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial, Inc. Λ	48,300	553
People’s United Financial, Inc. Λ	114,500	1,451
Wireless Telecommunication Services - 0.8%
Telephone & Data Systems, Inc. (Special
Shares) — Class L	54,660	1,362

Total Common Stocks (cost $136,474)		172,489

SECURITIES LENDING COLLATERAL - 18.6%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.25% ▲	33,368,895	33,369
Total Securities Lending Collateral (cost $33,369)

	Principal	Value

REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $7,331 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $7,478.	$7,331	$7,331
Total Repurchase Agreement (cost $7,331)

Total Investment Securities (cost $177,174) #		213,189
Other Assets and Liabilities — Net		(33,826)

Net Assets		$179,363

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $32,569.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $177,174. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,646 and $3,631, respectively. Net unrealized appreciation for tax purposes is $36,015.

VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$164,524	$7,965	$—	$172,489
Repurchase Agreement	—	7,331	—	7,331
Securities Lending Collateral	33,369	—	—	33,369
Total	$197,893	$15,296	$—	$213,189

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 12.1%
United States - 12.1%
U.S. Treasury Note
0.38%, 06/30/2013 Λ		$19,750	$19,758
0.75%, 12/15/2013		48,185	48,576
2.75%, 10/31/2013		3,865	4,069

Total U.S. Government Obligations (cost $72,067)			72,403

FOREIGN GOVERNMENT OBLIGATIONS - 19.4%
Australia - 1.1%
New South Wales Treasury Corp. 5.50%, 08/01/2013	AUD	1,105	1,233
Queensland Treasury Corp. 7.13%, 09/18/2017- 144A	NZD	5,865	5,632
Brazil - 1.5%
Republic of Brazil 10.25%, 01/10/2028	BRL	12,250	8,768
Canada - 9.3%
Canada Housing Trust No. 1
3.55%, 09/15/2013 - 144A	CAD	1,825	1,990
3.60%, 06/15/2013 - 144A	CAD	11,030	11,998
Canadian Government Bond
3.00%, 12/01/2015	CAD	17,160	18,775
3.75%, 06/01/2012	CAD	6,690	7,149
5.25%, 06/01/2012	CAD	5,115	5,532
Province of Ontario Canada 4.20%, 03/08/2018 - 06/02/2020	CAD	6,965	7,736
Province of Quebec Canada 6.75%, 11/09/2015	NZD	2,825	2,649
Ireland - 0.4%
Ireland Government Bond
5.00%, 10/18/2020	EUR	285	274
5.40%, 03/13/2025	EUR	2,060	1,930
Korea, Republic of - 3.6%
Export-Import Bank of Korea
4.00%, 11/26/2015 - 144A	PHP	386,300	8,838
5.10%, 10/29/2013 - 144A	INR	184,600	4,080
Korea Treasury Bond 5.00%, 09/10/2014	KRW	9,105,540	8,899
Malaysia - 0.5%
Republic of Malaysia 3.21%, 05/31/2013	MYR	9,370	3,163
Mexico - 2.4%
United Mexican States 8.00%, 12/07/2023	MXN	150,800	14,098
Philippines - 0.2%
Republic of The Philippines 4.95%, 01/15/2021 Λ	PHP	50,000	1,176
Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT 4.95%, 10/25/2023	EUR	910	742
Supranational - 0.3%
Inter-American Development Bank 2.50%, 03/11/2013	INR	83,500	1,818

Total Foreign Government Obligations (cost $103,645)			116,480

MORTGAGE-BACKED SECURITIES - 5.8%
United States - 5.8%
American Home Mortgage Investment Trust
Series 2004-3, Class 3A 2.23%, 10/25/2034 *	526	404
Banc of America Funding Corp.
Series 2006-I, Class 1A1 2.54%, 12/20/2036 *	231	216
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-2, Class A4 5.82%, 04/10/2049 *	500	537
Banc of America Mortgage Securities, Inc.
Series 2005-F, Class 2A2 2.85%, 07/25/2035 *	401	324
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-3, Class 2A 2.57%, 07/25/2034 *	264	218
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2005-11, Class 4A1 0.46%, 04/25/2035 *	621	393
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4 5.90%, 06/15/2039 *	2,410	2,586
Series 2007-C4, Class A4 5.99%, 09/15/2039 *	1,200	1,280
Series 2007-C5, Class A4 5.70%, 09/15/2040 *	4,785	5,116
Series 2008-C1, Class A3 6.41%, 02/15/2041 *	1,540	1,691
Extended Stay America Trust
Series 2010-ESHA, Class D 5.50%, 11/05/2027 - 144A	4,035	4,043
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4 5.74%, 12/10/2049	3,100	3,330
Series 2007-GG11, Class AM 5.87%, 12/10/2049 *	325	300
GS Mortgage Securities Corp. II
Series 2007-GG10, Class AM 5.80%, 08/10/2045 *	1,825	1,586
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1 3.15%, 12/25/2034 *	369	265
IndyMac Index Mortgage Loan Trust
Series 2005-16IP, Class A1 0.51%, 07/25/2045 *	373	241
Series 2005-AR1, Class 3A1 2.63%, 03/25/2035 *	1,815	1,496
Series 2005-AR3, Class 4A1 4.94%, 04/25/2035 *	625	481
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2 2.78%, 07/25/2035 *	370	349
MASTR Adjustable Rate Mortgages Trust
Series 2004-15, Class 4A1 2.92%, 12/25/2034 *	1,935	1,555
Series 2005-2, Class 5A1 2.63%, 03/25/2035 *	1,131	975

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

United States (continued)
Morgan Stanley Mortgage Loan Trust
Series 2005-2AR, Class A 0.45%, 04/25/2035 *	$1,086	$806
Series 2005-7, Class 7A5 5.50%, 11/25/2035	1,575	1,394
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B 5.80%, 08/12/2045 - 144A *	2,900	2,873
WaMu Mortgage Pass-Through Certificates
Series 2006-AR17, Class 1A1A 1.07%, 12/25/2046 *	340	235
Series 2007-OA3, Class 2A1A 1.02%, 04/25/2047 *	656	471
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2 2.74%, 03/25/2035 *	1,005	928
Series 2005-AR4, Class 2A2 2.75%, 04/25/2035 *	643	607

Total Mortgage-Backed Securities (cost $31,096)		34,700

ASSET-BACKED SECURITIES - 3.8%
United States - 3.8%
American Airlines Pass-Through Trust
Series 2001-2, Class A2 7.86%, 10/01/2011	2,965	2,980
Series 2009-1A 10.38%, 07/02/2019 Λ	934	1,079
Chesapeake Funding LLC
Series 2009-2A, Class B 1.94%, 09/15/2021 - 144A *	1,000	1,008
Series 2009-2A, Class C 1.94%, 09/15/2021 - 144A *	1,200	1,203
Continental Airlines Pass-Through Trust
Series 2001-1, Class 01A1 6.70%, 06/15/2021	694	724
Countrywide Asset-Backed Certificates
Series 2004-4, Class M1 0.91%, 07/25/2034 *	450	335
Series 2004-13, Class AF5B 5.10%, 05/25/2035 *	625	518
CVS Pass-Through Trust 6.94%, 01/10/2030	1,224	1,390
Delta Air Lines, Inc., Pass-Through Trust
Series 2007-1, Class A 6.82%, 08/10/2022	2,359	2,444
Series 2007-1, Class B 8.02%, 08/10/2022	2,136	2,160
Diamond Resorts Owner Trust
Series 2009-1, Class A 9.31%, 03/20/2026 - 144A	819	826
DSC Floorplan Master Owner Trust
Series 2011-1, Class B 8.11%, 03/15/2016 - 144A	850	865
JPMorgan Mortgage Acquisition Corp.
Series 2005-OPT1, Class M2 0.66%, 06/25/2035 *	350	194
Sierra Receivables Funding Co. LLC
Series 2009-3A, Class A1 7.62%, 07/20/2026 - 144A	813	822

UAL Pass-Through Trust
Series 2007-1, Class A 6.64%, 07/02/2022		6,242	6,257

Total Asset-Backed Securities (cost $21,955)			22,805

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
United States - 0.1%
California Health Facilities Financing Authority 5.25%, 11/15/2046		660	629
Total Municipal Government Obligation (cost $571)

PREFERRED CORPORATE DEBT SECURITIES - 0.2%
United States - 0.2%
Bank of America Corp. 8.00%, 01/30/2018 * Ž		215	221
Hercules, Inc. 6.50%, 06/30/2029		1,260	1,062
NGC Corp., Capital Trust I 8.32%, 06/01/2027 §		200	90

Total Preferred Corporate Debt Securities (cost $1,450)			1,373

CORPORATE DEBT SECURITIES - 38.2%
Australia - 1.1%
Australia & New Zealand Banking Group, Ltd. 6.75%, 11/10/2014	AUD	2,920	3,306
General Electric Capital Australia Funding, Ltd. 8.00%, 02/13/2012	AUD	1,635	1,817
National Australia Bank, Ltd. 6.50%, 11/05/2015	AUD	1,070	1,193
Canada - 0.6%
Bell Canada 6.10%, 03/16/2035 - 144A	CAD	475	519
Bombardier, Inc. 7.45%, 05/01/2034 - 144A		800	828
Connacher Oil and Gas, Ltd. 8.50%, 08/01/2019 - 144A Λ		2,325	2,238
Cayman Islands - 0.2%
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/2021 - 144A		1,100	1,166
India - 0.3%
ICICI Bank, Ltd. 5.75%, 11/16/2020 - 144A Λ		1,900	1,934
Luxembourg - 1.0%
ArcelorMittal
5.25%, 08/05/2020 Λ		1,265	1,288
7.00%, 10/15/2039 Λ		1,650	1,731
ENEL Finance International NV
6.00%, 10/07/2039 - 144A		700	615
Telecom Italia Capital SA
6.00%, 09/30/2034		2,930	2,531
6.38%, 11/15/2033		85	77
Mexico - 0.2%
America Movil SAB de CV 8.46%, 12/18/2036	MXN	12,000	986
Netherlands - 0.0% ∞
EDP Finance BV 4.90%, 10/01/2019 - 144A		100	83

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

Supranational - 0.8%
European Investment Bank
Zero Coupon, 04/24/2013 - 144A	IDR	28,551,000	$3,096
7.00%, 01/18/2012	NZD	1,580	1,411
United Arab Emirates - 1.4%
DP World, Ltd. 6.85%, 07/02/2037 - 144A		$6,410	6,249
Dubai Electricity & Water Authority 7.38%, 10/21/2020 - 144A		2,100	2,195
United States - 32.6%
Advanced Micro Devices, Inc. 7.75%, 08/01/2020 Λ		715	753
Alcatel-Lucent USA, Inc. 6.50%, 01/15/2028		1,275	1,147
American International Group, Inc. 8.18%, 05/15/2058 *		5,210	5,679
Associates Corp. 6.95%, 11/01/2018		1,645	1,899
Aviation Capital Group Corp. 6.75%, 04/06/2021 - 144A		1,055	1,060
Braskem America Finance Co. 7.13%, 07/22/2041 - 144A		2,765	2,786
Bruce Mansfield Unit 6.85%, 06/01/2034		2,725	2,998
CenturyLink, Inc.
7.20%, 12/01/2025		595	605
7.60%, 09/15/2039		1,425	1,437
Citigroup, Inc.
5.88%, 02/22/2033		180	174
6.00%, 10/31/2033		1,280	1,245
6.13%, 08/25/2036		760	754
CommScope, Inc. 8.25%, 01/15/2019 - 144A Λ		635	660
Developers Diversified Realty Corp. REIT 7.88%, 09/01/2020 Λ		1,585	1,876
Dillard’s, Inc. 7.13%, 08/01/2018		990	1,020
Dynegy Holdings, Inc. 7.63%, 10/15/2026 Λ		450	293
Energy Future Holdings Corp.
5.55%, 11/15/2014 Λ		6,735	4,983
6.50%, 11/15/2024 Λ		1,110	488
6.55%, 11/15/2034 Λ		305	130
Equifax, Inc. 7.00%, 07/01/2037		400	445
Ford Motor Co.
6.50%, 08/01/2018		100	107
6.63%, 02/15/2028		4,788	4,890
7.45%, 07/16/2031 Λ		2,875	3,277
7.50%, 08/01/2026		115	121
Forethought Financial Group, Inc. 8.63%, 04/15/2021 - 144A		1,430	1,488
Fortune Brands, Inc. 5.88%, 01/15/2036		2,060	2,018
Frontier Communications Corp. 7.88%, 01/15/2027		2,160	2,101
General Electric Capital Corp.
2.96%, 05/18/2012	SGD	2,500	2,105
3.49%, 03/08/2012	SGD	2,400	2,022
7.63%, 12/10/2014	NZD	320	302

Harley-Davidson Funding Corp. 6.80%, 06/15/2018 - 144A HCA, Inc.	3,865	4,484
7.05%, 12/01/2027	55	49
7.19%, 11/15/2015	2,555	2,573
7.50%, 12/15/2023 Λ	3,200	2,890
7.58%, 09/15/2025	755	712
7.69%, 06/15/2025	1,545	1,468
7.75%, 07/15/2036	125	115
8.36%, 04/15/2024	190	192
Highwoods Realty, LP REIT 5.85%, 03/15/2017	1,175	1,301
IFM U.S. Colonial Pipeline 2 LLC 6.45%, 05/01/2021 - 144A	2,300	2,489
International Lease Finance Corp.
6.25%, 05/15/2019	225	225
6.50%, 09/01/2014 - 144A	3,905	4,139
8.25%, 12/15/2020 Λ	1,135	1,263
JC Penney Corp., Inc. 7.63%, 03/01/2097 Λ	430	383
Level 3 Financing, Inc.
8.75%, 02/15/2017	4,745	4,829
9.25%, 11/01/2014 Λ	287	295
9.38%, 04/01/2019 - 144A	100	104
Mackinaw Power LLC 6.30%, 10/31/2023 - 144A	1,452	1,557
Macy’s Retail Holdings, Inc. 6.79%, 07/15/2027	1,065	1,195
Masco Corp.
5.85%, 03/15/2017 Λ	2,440	2,472
6.50%, 08/15/2032	895	801
7.13%, 03/15/2020	1,505	1,550
7.75%, 08/01/2029	360	366
Merrill Lynch & Co., Inc.
6.05%, 06/01/2034	820	818
6.11%, 01/29/2037	3,810	3,551
Midwest Generation LLC 8.56%, 01/02/2016	599	615
Morgan Stanley
5.50%, 07/24/2020	2,560	2,634
5.75%, 01/25/2021	2,400	2,527
New Albertsons, Inc.
6.63%, 06/01/2028	4,210	3,242
7.45%, 08/01/2029	1,305	1,083
7.75%, 06/15/2026	680	593
8.00%, 05/01/2031 Λ	905	781
NLV Financial Corp. 7.50%, 08/15/2033 - 144A	190	190
Nortel Networks Capital Corp. 7.88%, 06/15/2026 Џ ‡	295	322
Northwest Airlines Pass-Through Trust -Class A 7.03%, 11/01/2019	6,265	6,390
Owens & Minor, Inc. 6.35%, 04/15/2016 §	835	890
Owens Corning, Inc. 7.00%, 12/01/2036	4,585	4,793
Parker Drilling Co. 9.13%, 04/01/2018	325	346

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

United States (continued)
ProLogis, LP
6.63%, 05/15/2018	$525	$595
6.88%, 03/15/2020	2,970	3,366
Pulte Group, Inc.
6.00%, 02/15/2035	305	235
6.38%, 05/15/2033	1,850	1,508
7.88%, 06/15/2032	1,500	1,369
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 Λ	1,510	1,457
7.63%, 08/03/2021	1,000	1,121
Qwest Corp.
6.88%, 09/15/2033	2,770	2,742
7.20%, 11/10/2026	895	895
7.25%, 09/15/2025	1,705	1,772
7.50%, 06/15/2023	1,670	1,666
Ralcorp Holdings, Inc. 6.63%, 08/15/2039	3,060	3,142
Reynolds American, Inc. 7.25%, 06/15/2037	880	978
Reynolds Group Issuer, Inc. 8.25%, 02/15/2021 - 144A	800	738
RR Donnelley & Sons Co. 7.25%, 05/15/2018 Λ	2,315	2,384
SLM Corp.
5.00%, 06/15/2018	175	169
5.63%, 08/01/2033	779	684
8.45%, 06/15/2018	4,030	4,506
Springleaf Finance Corp.
5.38%, 10/01/2012	1,500	1,489
5.40%, 12/01/2015	110	102
5.85%, 06/01/2013	490	486
6.90%, 12/15/2017	6,260	5,860
Sprint Capital Corp. 6.88%, 11/15/2028	8,600	8,171
Toro Co. 6.63%, 05/01/2037 §	2,500	2,568
Toys “R” Us, Inc. 7.38%, 10/15/2018	6,440	6,182
U.S. Steel Corp. 6.65%, 06/01/2037	1,925	1,684
USG Corp.
6.30%, 11/15/2016	4,585	3,943
9.75%, 01/15/2018 Λ	1,070	1,030
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021 - 144A	2,440	2,306
7.00%, 10/01/2020 - 144A	945	912
7.25%, 07/15/2022 - 144A	2,835	2,728
Verizon Maryland, Inc. 5.13%, 06/15/2033	170	163
Westvaco Corp.
7.95%, 02/15/2031	1,135	1,236
8.20%, 01/15/2030	2,985	3,348
Weyerhaeuser Co. REIT
6.88%, 12/15/2033	4,740	4,869
6.95%, 10/01/2027	130	136
7.38%, 03/15/2032	1,530	1,645

Wyndham Worldwide Corp.
6.00%, 12/01/2016 Λ		2,010	2,182
7.38%, 03/01/2020		1,835	2,081

Total Corporate Debt Securities (cost $214,055)			228,801

STRUCTURED NOTES DEBT - 1.1%
United States - 1.1%
JPMorgan Chase & Co.
1.64%, 04/12/2012 - 144A ▲	IDR	21,967,355	2,512
1.64%, 09/10/2012 - 144A ▲	IDR	37,004,100	4,133

Total Structure Notes Debt (cost $5,726)			6,645

CONVERTIBLE BONDS - 10.1%
United States - 10.1%
AMR Corp. 6.25%, 10/15/2014 Λ		690	596
Chesapeake Energy Corp.
2.25%, 12/15/2038		390	363
2.50%, 05/15/2037 Λ		1,845	2,034
Ciena Corp.
0.25%, 05/01/2013		125	120
0.88%, 06/15/2017 Λ		4,340	3,516
3.75%, 10/15/2018 - 144A		445	470
Ford Motor Co. 4.25%, 11/15/2016		3,715	5,809
Hologic, Inc.
2.00%, 12/15/2037 *		3,145	3,023
Series 2010
2.00%, 12/15/2037 * Λ		280	312
Human Genome Sciences, Inc. 2.25%, 08/15/2012 Λ		1,170	1,503
Intel Corp.
2.95%, 12/15/2035 Λ		2,745	2,820
3.25%, 08/01/2039 Λ		10,315	12,224
Lennar Corp.
2.00%, 12/01/2020 - 144A		65	65
2.75%, 12/15/2020 - 144A		75	79
Level 3 Communications, Inc. 7.00%, 03/15/2015 - 144A §		2,110	3,141
Liberty Media LLC 3.50%, 01/15/2031		121	67
Micron Technology, Inc.
1.88%, 06/01/2014		1,310	1,263
1.88%, 08/01/2031 - 144A		1,340	1,290
Old Republic International Corp. 3.75%, 03/15/2018		290	277
Omnicare, Inc.
3.25%, 12/15/2035		4,545	4,358
3.75%, 12/15/2025		1,245	1,598
Owens-Brockway Glass Container, Inc. 3.00%, 06/01/2015 - 144A Λ		3,675	3,523
Peabody Energy Corp. 4.75%, 12/15/2041 Λ		1,715	2,095

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31,2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

United States (continued)
Steel Dynamics, Inc. 5.13%, 06/15/2014 Λ	$355	$418
Trinity Industries, Inc. 3.88%, 06/01/2036 Λ	2,785	2,757
Vertex Pharmaceuticals, Inc. 3.35%, 10/01/2015	5,205	6,526

Total Convertible Bonds (cost $50,760)		60,247

LOAN ASSIGNMENT - 0.6%
United States - 0.6%
Level 3 Financing, Inc. 11.50%, 03/13/2014	3,250	3,418
Total Loan Assignment (cost $3,230)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 1.5%
United States - 1.5%
AES Trust III, 6.75% Λ	10,950	529
Bank of America Corp., 7.25%	805	785
El Paso Energy Capital Trust I, 4.75%	6,300	279
Lucent Technologies Capital Trust I, 7.75%	4,900	4,799
Newell Financial Trust I, 5.25%	12,300	566
Sovereign Capital Trust IV, 4.38%	8,050	399
United Rentals Trust I, 6.50%	3,500	153
Wells Fargo & Co., 7.50%	1,340	1,422

Total Convertible Preferred Stocks (cost $7,714)		8,932

PREFERRED STOCKS - 3.4%
United States - 3.4%
Ally Financial, Inc., 7.00% - 144A	1,675	1,522
Ally Financial, Inc., 8.50% * Λ	93,825	2,310
Countrywide Capital IV, 6.75%	88,375	2,139
General Motors Co., 4.75% Λ	226,600	10,470
Goodyear Tire & Rubber Co., 5.88%	27,100	1,463
Health Care REIT, Inc., 6.50%	15,000	778
SLM Corp., 6.00%	78,825	1,649

Total Preferred Stocks (cost $20,035)		20,331

COMMON STOCKS - 1.0%
Canada - 0.9%
Valeant Pharmaceuticals International, Inc. Λ	102,786	5,657
United States - 0.1%
Dex One Corp. ‡ Λ	1,218	2
Ford Motor Co. ‡ Λ	7,110	87
Owens-Illinois, Inc. ‡ Λ	10,796	250

Total Common Stocks (cost $2,099)		5,996

SECURITIES LENDING COLLATERAL - 10.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	62,527,888	62,528
Total Securities Lending Collateral (cost $62,528)

	Principal	Value

REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $5,406 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $5,514.	$5,406	5,406
Total Repurchase Agreement (cost $5,406)

Total Investment Securities (cost $602,337) #		650,694
Other Assets and Liabilities - Net		(51,688)

Net Assets		$599,006

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Foreign Government Obligation	17.9%	$116,480
U.S. Government Obligation	11.1	72,403
Diversified Telecommunication Services	6.4	41,843
Diversified Financial Services	5.6	36,575
Mortgage-Backed Security	5.3	34,700
Automobiles	3.8	24,761
Asset-Backed Security	3.5	22,805
Consumer Finance	2.9	18,777
Semiconductors & Semiconductor Equipment	2.8	18,350
Building Products	2.3	14,955
Health Care Providers & Services	2.3	14,845
Commercial Banks	1.9	12,362
Pharmaceuticals	1.8	11,603
Real Estate Investment Trusts	1.6	10,605

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Oil, Gas & Consumable Fuels	1.5%	$9,498
Electric Utilities	1.3	8,771
Biotechnology	1.2	8,029
Insurance	1.1	7,634
Airlines	1.1	6,986
Transportation Infrastructure	1.0	6,249
Communications Equipment	1.0	6,235
Specialty Retail	0.9	6,182
Household Durables	0.9	5,840
Food & Staples Retailing	0.9	5,699
Machinery	0.8	5,325
Capital Markets	0.8	5,161
Metals & Mining	0.8	5,121
Paper & Forest Products	0.7	4,584
Hotels, Restaurants & Leisure	0.7	4,263
Real Estate Management & Development	0.6	3,961
Chemicals	0.6	3,848
Containers & Packaging	0.6	3,773
Independent Power Producers & Energy Traders	0.5	3,527
Health Care Equipment & Supplies	0.5	3,335
Food Products	0.5	3,142
Multiline Retail	0.4	2,598
Commercial Services & Supplies	0.4	2,537
Multi-Utilities	0.3	2,195
Auto Components	0.2	1,463
Road & Rail	0.2	1,060
Wireless Telecommunication Services	0.2	986
Tobacco	0.2	978
Aerospace & Defense	0.1	828
Municipal Government Obligation	0.1	629
Professional Services	0.1	445
Thrifts & Mortgage Finance	0.1	399
Energy Equipment & Services	0.1	346
Media	0.0 ∞	69

Investment Securities, at Value	89.6	582,760
Short-Term Investments	10.4	67,934

Total Investments	100.0%	$650,694

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $61,199.

*	Floating or variable rate note. Rate is listed as of 07/29/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

∞	Percentage rounds to less than 0.1%.

Џ	In default.

§	Illiquid. These securities aggregated to $6,689, or 1.12%, of the fund’s net assets.

▲	Rate shown reflects the yield at 07/29/2011.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $602,337. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $55,863 and $7,506, respectively. Net unrealized appreciation for tax purposes is $48,357.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Loomis Sayles Bond
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $105,477, or 17.61%, of the fund’s net assets.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Riggit
NZD	New Zealand Dollar
PHP	Philippines Peso
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
SGD	Singapore Dollar
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Asset-Backed Securities	$—	$22,805	$—	$22,805
Common Stocks	5,996	—	—	5,996
Convertible Bonds	—	60,247	—	60,247
Convertible Preferred Stocks	8,932	—	—	8,932
Corporate Debt Securities	—	228,801	—	228,801
Foreign Government Obligations	—	116,480	—	116,480
Loan Assignment	—	3,418	—	3,418
Mortgage-Backed Securities	—	34,700	—	34,700
Municipal Government Obligation	—	629	—	629
Preferred Corporate Debt Securities	—	1,373	—	1,373
Preferred Stocks	20,331	—	—	20,331
Repurchase Agreement	—	5,406	—	5,406
Securities Lending Collateral	62,528	—	—	62,528
Structured Note Debts	—	6,645	—	6,645
U.S. Government Obligations	—	72,403	—	72,403
Total	$97,787	$552,907	$—	$650,694

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica MFS International Equity
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.6%
Australia - 2.5%
QBE Insurance Group, Ltd.	292,735	$5,274
Westpac Banking Corp.	323,830	7,265
Austria - 0.5%
Erste Group Bank AG	58,325	2,798
Bermuda - 1.3%
Esprit Holdings, Ltd.	702,100	2,045
Li & Fung, Ltd.	2,724,000	4,530
Brazil - 0.5%
BM&FBovespa SA	429,900	2,514
Canada - 2.1%
Canadian National Railway Co.	145,433	10,887
Czech Republic - 0.8%
Komercni Banka AS	17,781	3,973
France - 12.5%
Air Liquide SA	74,560	10,280
Dassault Systemes SA	31,094	2,749
Groupe Danone SA	125,450	8,977
Legrand SA	150,689	5,871
LVMH Moet Hennessy Louis Vuitton SA	78,041	14,348
Pernod-Ricard SA	84,712	8,413
Schneider Electric SA	89,415	12,996
Germany - 10.9%
Bayer AG	81,113	6,519
Beiersdorf AG	137,408	8,866
Deutsche Boerse AG ‡	78,026	5,794
Linde AG	122,917	22,077
Merck KGaA	53,674	5,749
SAP AG	101,717	6,379
Hong Kong - 2.1%
AIA Group, Ltd. ‡	1,060,600	3,899
China Unicom, Ltd.	2,036,000	4,055
CNOOC, Ltd.	1,280,000	2,854
India - 2.4%
ICICI Bank, Ltd. ADR	171,800	8,001
Infosys, Ltd. ADR Λ	66,690	4,149
Japan - 13.2%
Canon, Inc.	159,800	7,784
Denso Corp.	171,600	6,139
Fanuc Corp.	41,600	7,895
Honda Motor Co., Ltd.	160,100	6,405
Hoya Corp.	327,200	7,961
INPEX Corp.	1,334	10,379
Lawson, Inc. Λ	136,800	7,401
Nomura Holdings, Inc.	611,800	2,988
Shin-Etsu Chemical Co., Ltd.	190,300	10,295
Jersey, Channel Islands - 1.4%
WPP PLC	641,619	7,314
Korea, Republic of - 1.8%
Samsung Electronics Co., Ltd.	11,353	9,088
Netherlands - 9.0%
Akzo Nobel NV	141,912	8,705
Heineken NV	282,281	16,745
ING Groep NV ‡	973,892	10,523
Randstad Holding NV	152,885	6,903
Wolters Kluwer NV	152,001	3,160
Singapore - 0.8%
Keppel Corp., Ltd.	182,700	1,680
Singapore Telecommunications, Ltd.	906,150	2,528
South Africa - 1.0%
MTN Group, Ltd.	246,043	5,335
Spain - 2.2%
Amadeus IT Holding SA - Class A Λ	225,516	4,553
Banco Santander SA Λ	484,608	5,101
Red Electrica Corp. SA Λ	27,564	1,506
Sweden - 1.0%
Hennes & Mauritz AB - Class B	93,150	3,185
Svenska Cellulosa AB - Class B	146,034	2,131
Switzerland - 11.2%
Cie Financiere Richemont SA	77,547	5,030
Givaudan SA ‡	3,666	4,022
Julius Baer Group, Ltd. ‡	201,519	8,606
Nestle SA	243,426	15,542
Roche Holding AG	58,010	10,437
Sonova Holding AG ‡	29,824	2,825
Swiss Re AG, ‡	49,917	2,810
UBS AG ‡	483,288	8,050
Taiwan - 2.9%
High Tech Computer Corp.	93,700	2,788
Hon Hai Precision Industry Co., Ltd.	1,279,300	3,651
Taiwan Semiconductor Manufacturing Co., Ltd. ADR Λ	670,981	8,294
United Kingdom - 18.8%
Barclays PLC	701,344	2,567
BG Group PLC	151,028	3,580
Burberry Group PLC	131,046	3,214
Compass Group PLC	736,890	6,949
Diageo PLC	586,662	11,989
Hays PLC	1,397,987	2,062
HSBC Holdings PLC	1,569,661	15,317
Reckitt Benckiser Group PLC	218,018	12,370
Rio Tinto PLC	96,620	6,820
Royal Dutch Shell PLC — Class A Λ	217,644	7,983
Smiths Group PLC	273,165	5,089
Standard Chartered PLC	363,932	9,307
Tesco PLC	1,300,356	8,185
United States - 0.7%
Synthes, Inc. -144A	19,302	3,480

Total Common Stocks (cost $450,042)		507,933

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	23,041,346	23,041
Total Securities Lending Collateral (cost $23,041)

Total Investment Securities (cost $473,083) #		530,974
Other Assets and Liabilities - Net		(20,826)

Net Assets		$510,148

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica MFS International Equity
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Chemicals	10.3%	$55,379
Commercial Banks	10.0	54,329
Beverages	7.1	37,147
Oil, Gas & Consumable Fuels	4.6	24,796
Food Products	4.6	24,519
Pharmaceuticals	4.3	22,705
Textiles, Apparel & Luxury Goods	4.2	22,592
Capital Markets	3.8	19,644
Electrical Equipment	3.6	18,867
Diversified Financial Services	3.6	18,831
Semiconductors & Semiconductor Equipment	3.3	17,382
Food & Staples Retailing	2.9	15,586
Household Products	2.3	12,370
Insurance	2.2	11,983
Electronic Equipment & Instruments	2.2	11,612
Road & Rail	2.1	10,887
Media	2.0	10,474
Software	1.7	9,128
Professional Services	1.7	8,965
Personal Products	1.7	8,866
IT Services	1.7	8,702
Machinery	1.5	7,895
Office Electronics	1.5	7,784
Hotels, Restaurants & Leisure	1.3	6,949
Metals & Mining	1.3	6,820
Industrial Conglomerates	1.3	6,769
Diversified Telecommunication Services	1.3	6,583
Automobiles	1.2	6,405
Health Care Equipment & Supplies	1.2	6,305
Auto Components	1.2	6,139
Wireless Telecommunication Services	1.0	5,335
Specialty Retail	1.0	5,230
Distributors	0.8	4,530
Communications Equipment	0.5	2,788
Paper & Forest Products	0.4	2,131
Electric Utilities	0.3	1,506

Investment Securities, at Value	95.7	507,933
Short-Term Investments	4.3	23,041

Total Investments	100.0%	$530,974

NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $22,122.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $473,083. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,435 and $13,544, respectively. Net unrealized appreciation for tax purposes is $57,891.
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $3,480, or 0.68%, of the fund’s net assets.

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica MFS International Equity
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$23,456	$484,477	$—	$507,933
Securities Lending Collateral	23,041	—	—	23,041
Total	$46,497	$484,477	$—	$530,974

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Capital Growth
(formerly, Transamerica Focus)
SCHEDULE OF INVESTMENTS At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 95.2%
Air Freight & Logistics - 1.9%
Expeditors International of Washington, Inc.	69,338	$3,309
Beverages - 1.5%
Anheuser-Busch InBev NV ADR ^	47,301	2,724
Capital Markets - 1.2%
Charles Schwab Corp. ^	146,414	2,186
Chemicals - 2.7%
Monsanto Co.	65,507	4,813
Commercial Services & Supplies - 3.4%
Edenred	205,664	5,928
Communications Equipment - 3.4%
Motorola Solutions, Inc. ‡	135,202	6,069
Computers & Peripherals - 8.3%
Apple, Inc. ‡	37,536	14,657
Distributors - 1.6%
Li & Fung, Ltd.	1,676,000	2,787
Diversified Financial Services - 5.1%
BM&FBovespa SA	505,200	2,955
CME Group, Inc. — Class A	8,185	2,367
Leucadia National Corp.	105,162	3,541
Electrical Equipment - 0.7%
First Solar, Inc. ‡ ^	10,774	1,274
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	32,443	2,539
Food Products - 2.8%
Mead Johnson Nutrition Co. — Class A	65,591	4,680
Health Care Equipment & Supplies - 2.8%
Intuitive Surgical, Inc. ‡	12,254	4,908
Hotels, Restaurants & Leisure - 6.1%
Las Vegas Sands Corp. ‡	60,066	2,834
Starbucks Corp.	97,761	3,919
Wynn Resorts, Ltd. ^	9,207	1,415
Yum! Brands, Inc.	47,969	2,534
Internet & Catalog Retail - 13.3%
Amazon.com, Inc. ‡	68,465	15,234
NetFlix, Inc. ‡ ^	19,824	5,273
priceline.com, Inc. ‡	5,621	3,022
Internet Software & Services - 12.7%
Baidu, Inc. ADR ‡	32,689	5,134
eBay, Inc. ‡	107,412	3,518
Google, Inc. — Class A ‡	15,497	9,356
Tencent Holdings, Ltd.	65,500	1,706
Yandex NV — Class A ‡	75,372	2,636
Life Sciences Tools & Services — 2.7%
Illumina, Inc. ‡ ^	75,565	4,719
Media - 1.8%
Naspers, Ltd. — Class N	58,315	3,126
Metals & Mining - 2.5%
Molycorp, Inc. ‡ ^	68,786	4,377
Oil, Gas & Consumable Fuels - 3.7%
Range Resources Corp. ^	31,794	2,072
Ultra Petroleum Corp. ‡ ^	94,923	4,444
Pharmaceuticals - 3.0%
Allergan, Inc.	31,524	2,563
Valeant Pharmaceuticals International, Inc. ^	50,455	2,777
Professional Services - 1.5%
SGS SA	1,345	2,625
Real Estate Management & Development - 3.5%
Brookfield Asset Management, Inc. - Class A ^	197,470	6,226
Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings PLC ADR ^	94,140	2,710
NVIDIA Corp. ‡ ^	35,872	496
Software - 3.8%
Salesforce.com, Inc. ‡ ^	33,520	4,851
VMware, Inc. — Class A ‡ ^	18,101	1,816
Tobacco - 2.0%
Philip Morris International, Inc.	50,563	3,599

Total Common Stocks (cost $139,369)		167,719

SECURITIES LENDING COLLATERAL - 18.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	31,593,377	31,593
Total Securities Lending Collateral (cost $31,593)

	Principal	Value

REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $2,210 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $2,257.	$2,210	2,210
Total Repurchase Agreement (cost $2,210)
Total Investment Securities (cost $173,172) #		201,522
Other Assets and Liabilities — Net		(25,574)

Net Assets		$175,948

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $30,909.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $173,172. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,558 and $4,208, respectively. Net unrealized appreciation for tax purposes is $28,350.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Capital Growth
(formerly, Transamerica Focus)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$147,971	$19,748	$—	$167,719
Repurchase Agreement	—	2,210	—	2,210
Securities Lending Collateral	31,593	—	—	31,593

Total	$179,564	$21,958	$—	$201,522

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Emerging Markets Debt
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 63.9%
Argentina - 3.7%
Republic of Argentina
7.00%, 10/03/2015		$12,284	$12,302
Belarus - 0.4%
Republic of Belarus
8.75%, 08/03/2015 - Reg S		1,020	903
8.95%, 01/26/2018 - Reg S		460	404
Belize - 0.2%
Republic of Belize
6.00%, 02/20/2029 - Reg S		810	527
Brazil - 8.7%
Banco Nacional de Desenvolvimento
Economico e Social
5.50%, 07/12/2020 - 144A §		2,970	3,148
5.50%, 07/12/2020 - Reg S ^		4,300	4,558
6.37%, 06/16/2018 - Reg S		1,300	1,476
6.37%, 06/16/2018 - 144A §		2,020	2,293
Brazilian Government International Bond
4.88%, 01/22/2021		1,270	1,386
Republic of Brazil
5.88%, 01/15/2019		3,390	3,953
7.13%, 01/20/2037		4,677	5,998
8.00%, 01/15/2018		1,322	1,604
8.88%, 10/14/2019 ^		3,623	5,018
Chile - 1.7%
Republic of Chile
5.50%, 08/05/2020	CLP	2,554,500	5,784
Colombia - 3.3%
Colombia Government International Bond
4.38%, 07/12/2021		$2,670	2,747
Republic of Colombia
7.38%, 03/18/2019		260	329
11.75%, 02/25/2020		3,160	4,970
12.00%, 10/22/2015	COP	4,200,000	3,007
Croatia - 0.5%
Republic of Croatia
6.63%, 07/14/2020 - 144A ^		$1,630	1,693
Dominican Republic - 0.5%
Republic of The Dominican Republic
7.50%, 05/06/2021 - 144A		720	758
9.04%, 01/23/2018 - Reg S		929	1,054
Ecuador - 0.9%
Republic of Ecuador
9.38%, 12/15/2015 - Reg S		2,870	2,913
Ghana - 1.2%
Republic of Ghana
8.50%, 10/04/2017 - 144A ^		2,596	2,943
8.50%, 10/04/2017 - Reg S		800	906
Indonesia - 1.6%
Republic of Indonesia
6.88%, 01/17/2018 - 144A		740	879
7.75%, 01/17/2038 - 144A		584	762
7.75%, 01/17/2038 - Reg S		670	874
11.63%, 03/04/2019 - Reg S		1,850	2,780
Ivory Coast - 0.3%
Republic of The Ivory Coast
2.50%, 12/31/2032 - Reg S ‡ Џ		1,659	892
Lithuania - 0.9%
Republic of Lithuania
6.13%, 03/09/2021 - 144A ^		550	586
6.75%, 01/15/2015 - 144A		710	784
7.38%, 02/11/2020 - Reg S		1,370	1,594
Malaysia - 0.9%
Republic of Malaysia
3.21%, 05/31/2013	MYR	9,280	3,133
Mexico - 6.7%
United Mexican States
5.63%, 01/15/2017		$2,020	2,308
5.95%, 03/19/2019		860	995
6.05%, 01/11/2040		2,750	3,032
6.75%, 09/27/2034		5,407	6,502
8.00%, 06/11/2020	MXN	101,690	9,509
Pakistan - 0.2%
Republic of Pakistan
6.88%, 06/01/2017 - Reg S		$889	747
Panama - 1.9%
Republic of Panama
5.20%, 01/30/2020 ^		2,480	2,753
8.88%, 09/30/2027		1,694	2,452
9.38%, 04/01/2029		700	1,057
Peru - 1.1%
Republic of Peru
7.35%, 07/21/2025 ^		10	13
8.75%, 11/21/2033		2,631	3,769
Philippines - 3.9%
Republic of The Philippines
4.00%, 01/15/2021		6,993	7,011
8.38%, 06/17/2019		1,841	2,418
8.88%, 03/17/2015		771	952
9.50%, 02/02/2030		1,796	2,685
Russian Federation - 7.1%
Russian Federation
5.00%, 04/29/2020 - Reg S		7,100	7,473
7.50%, 03/31/2030 - Reg S		4,519	5,400
7.85%, 03/10/2018 - 144A	RUB	80,000	3,051
12.75%, 06/24/2028 - Reg S		$4,470	7,967
Senegal - 0.1%
Republic of Senegal
8.75%, 05/13/2021 - 144A		470	492
South Africa - 1.2%
Eskom Holdings, Ltd.
5.75%, 01/26/2021 - 144A		3,754	3,970
Sri Lanka - 0.4%
Republic of Sri Lanka
6.25%, 10/04/2020 - 144A		680	704
6.25%, 10/04/2020 - Reg S ^		693	717
Turkey - 7.4%
Republic of Turkey
5.63%, 03/30/2021		3,310	3,500
6.75%, 05/30/2040		4,030	4,352
6.88%, 03/17/2036		4,584	5,060
7.00%, 03/11/2019		4,170	4,842
7.50%, 11/07/2019		3,980	4,736
8.00%, 02/14/2034		1,720	2,133

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Emerging Markets Debt
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value

Ukraine - 3.8%
Republic of Ukraine
6.58%, 11/21/2016 - Reg S ^		$5,882	$6,051
7.75%, 09/23/2020 - Reg S ^		4,500	4,703
7.75%, 09/23/2020 - 144A ^		1,780	1,869
Uruguay - 0.4%
Republic of Uruguay
8.00%, 11/18/2022		953	1,241
Venezuela - 4.9%
Republic of Venezuela
6.00%, 12/09/2020 - Reg S		1,940	1,222
7.00%, 03/31/2038 - Reg S ^		2,907	1,701
7.65%, 04/21/2025		4,700	3,032
9.00%, 05/07/2023 - Reg S		2,110	1,516
9.25%, 09/15/2027 ^		11,807	8,825
Total Foreign Government Obligations (cost $197,367)			$213,718
CORPORATE DEBT SECURITIES - 24.6%
Cayman Islands - 2.0%
Banco Safra Cayman Islands, Ltd.
6.75%, 01/27/2021 - 144A ^		$1,440	$1,523
6.75%, 01/27/2021 - Reg S ^		240	254
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A ^		1,730	1,817
Odebrecht Finance, Ltd.
6.00%, 04/05/2023 - 144A ^		3,030	3,075
Chile - 0.4%
Banco Santander Chile
6.50%, 09/22/2020 - Reg S	CLP	625,000	1,284
Ireland - 1.7%
Metalloinvest Finance, Ltd.
6.50%, 07/21/2016 - 144A ^		$1,450	1,461
Novatek Finance, Ltd.
6.60%, 02/03/2021 - 144A		2,520	2,689
Vimpel Communications Via VIP Finance
Ireland, Ltd. OJSC
7.75%, 02/02/2021 - 144A ^		1,480	1,527
Kazakhstan - 3.5%
Development Bank of Kazakhstan JSC
5.50%, 12/20/2015 - 144A		1,280	1,334
KazMunayGas National Co.
6.38%, 04/09/2021 - 144A ^		2,550	2,722
6.38%, 04/09/2021 - Reg S		1,500	1,596
9.13%, 07/02/2018 - Reg S		550	684
9.13%, 07/02/2018 - 144A		4,370	5,441
Luxembourg - 3.0%
Russian Agricultural Bank OJSC Via RSHB
Capital SA
6.30%, 05/15/2017 - 144A		1,527	1,634
6.30%, 05/15/2017 - Reg S		1,500	1,604
7.18%, 05/16/2013 - 144A		4,130	4,429
7.18%, 05/16/2013 - Reg S		450	484
7.75%, 05/29/2018 - Reg S		1,600	1,842
Mexico - 3.6%
Cemex SAB de CV
9.00%, 01/11/2018 - 144A ^		2,020	1,898
9.00%, 01/11/2018 - Reg S ^		340	320
Petroleos Mexicanos
5.50%, 01/21/2021 ^		6,740	7,192
8.00%, 05/03/2019 ^		2,097	2,627
Netherlands - 4.6%
Intergas Finance BV
6.38%, 05/14/2017 - Reg S ^		900	973
Majapahit Holding BV
7.75%, 01/20/2020 - Reg S		7,240	8,833
Pindo Deli Finance BV
0.00%, 04/28/2025 - Reg S * ‡ Џ §		1,500	38
2.26%, 04/28/2015 - Reg S * ‡ Џ §		297	53
3.26%, 04/28/2015 - 144A * ‡ Џ §		♦	♦
3.26%, 04/28/2018 - Reg S * ‡ Џ §		1,500	135
3.26%, 04/28/2018 - 144A * ‡ Џ §		150	13
Pindo Deli Finance BV — Class C
3.26%, 04/28/2025 - 144A * ‡ Џ §		9,415	235
Tjiwi Kimia Finance BV — Class A
3.26%, 04/28/2015 - Reg S * ‡ Џ §		988	154
3.26%, 04/28/2015 - 144A * ‡ Џ §		♦	♦
Tjiwi Kimia Finance BV — Class B
3.26%, 04/28/2015 - 144A * ‡ Џ §		2,148	213
3.26%, 04/30/2018 - Reg S * ‡ Џ §		1,000	99
Tjiwi Kimia Finance BV — Class C
0.40%, 04/28/2027 - 144A * ‡ Џ § ▲		1,045	26
4.94%, 04/28/2027 - Reg S * ‡ Џ §		1,500	38
VimpelCom Holdings BV
7.50%, 03/01/2022 - 144A ^		4,750	4,750
United States - 2.6%
Pemex Project Funding Master Trust
6.63%, 06/15/2035 Λ		3,076	3,352
6.63%, 06/15/2038		2,097	2,287
8.63%, 12/01/2023		1,750	2,126
Reliance Holdings USA, Inc.
6.25%, 10/19/2040 - 144A		850	831
Venezuela - 3.2%
Petroleos de Venezuela SA
8.50%, 11/02/2017 - Reg S		14,250	10,830
Total Corporate Debt Securities (cost $85,455)			82,423

	Shares	Value

SECURITIES LENDING COLLATERAL — 11.1%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.25% ▲	36,994,788	36,995

Total Securities Lending Collateral (cost $36,995)

	Principal	Value

REPURCHASE AGREEMENT - 8.1%
State Street Bank & Trust Co.
0.03% ▲, dated 07/29/2011, to be repurchased at $27,106 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $27,651.	$27,106	27,106

Total Repurchase Agreement (cost $27,106)

Total Investment Securities (cost $346,923) #		360,242
Other Assets and Liabilities — Net		(25,655)

Net Assets		$334,587

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Emerging Markets Debt
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Foreign Government Obligation	59.3%	$213,718
Oil, Gas & Consumable Fuels	11.8	42,377
Diversified Financial Services	2.7	9,825
Electric Utilities	2.4	8,833
Commercial Banks	2.3	7,841
Wireless Telecommunication Services	1.7	6,277
Construction & Engineering	0.9	3,075
Construction Materials	0.6	2,218
Paper & Forest Products	0.2	1,004
Gas Utilities	0.3	973

Investment Securities, at Value	82.2	296,141
Short-Term Investments	17.8	64,101

Total Investments	100.0%	$360,242

FUTURES CONTRACTS:

				Net Unrealized
Description	Type	Contracts ┌	Expiration Date	Appreciation

10-Year U.S. Treasury Note	Long	51	09/21/2011	$169

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $36,256.

Џ	In default.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $6,445, or 1.93%, of the fund’s net assets.

*	Floating or variable rate note. Rate is listed as of 07/29/2011.

♦	Value and/or principal rounds to less than $1 or $(1). 3 Rate shown reflects the yield at 07/29/2011.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $346,923. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,059 and $7,740, respectively. Net unrealized appreciation for tax purposes is $13,319.

€	Cash in the amount of $1 is segregated as collateral with the broker to cover margin requirements for open futures contracts.

┌	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $59,550, or 17.80%, of the fund’s net assets.

CLP	Chilean Peso

COP	Columbian Peso

JSC	Joint Stock Company

MXN	Mexican Peso

MYR	Malaysian Riggit

OJSC	Open Joint Stock Company

RUB	Russian Ruble

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Emerging Markets Debt
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Corporate Debt Securities	$—	$82,423	$—	$82,423
Foreign Government Obligations	—	213,718	—	213,718
Repurchase Agreement	—	27,106	—	27,106
Securities Lending Collateral	36,995	—	—	36,995

Total	$36,995	$323,247	$—	$360,242

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2011

Futures Contracts — Appreciation	$169	$—	$—	$169

Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
(Depreciation)
						Net Change in		Transfers		on
	Beginning			Accrued	Total	Unrealized	Transfers	out of	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into	Level	Balance at	Held at
Securities	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)	Level 3	3 φ	07/31/2011	07/31/2011

Corporate Debt Securities	$234	$—	$—	$—	$—	$92	$—	$(326)	$—	$92

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

φ	Transferred out of Level 3 because of availability of observable inputs.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Growth Opportunities
(formerly, Transamerica Growth Opportunities)
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Air Freight & Logistics - 3.2%
CH Robinson Worldwide, Inc. Λ	67,692	$4,895
Expeditors International of Washington, Inc. Λ	162,042	7,732
Capital Markets - 0.7%
Greenhill & Co., Inc. Λ	62,183	2,739
Chemicals - 4.8%
Intrepid Potash, Inc. ‡ Λ	180,689	6,008
Nalco Holding Co.	164,083	5,800
Rockwood Holdings, Inc. ‡	116,800	7,063
Commercial Services & Supplies - 6.0%
Covanta Holding Corp. Λ	264,394	4,569
Edenred	456,122	13,147
Stericycle, Inc. ‡ Λ	66,693	5,477
Communications Equipment - 3.8%
Motorola Solutions, Inc. ‡	328,400	14,742
Construction Materials - 1.0%
Martin Marietta Materials, Inc. Λ	51,434	3,889
Diversified Consumer Services - 1.2%
New Oriental Education & Technology
Group ADR ‡	35,640	4,552
Diversified Financial Services - 6.0%
IntercontinentalExchange, Inc. ‡ Λ	41,999	5,178
Leucadia National Corp. Λ	194,799	6,559
Moody’s Corp. Λ	52,077	1,854
MSCI, Inc. — Class A ‡ Λ	275,780	9,788
Electrical Equipment - 0.7%
First Solar, Inc. ‡ Λ	22,274	2,633
Food & Staples Retailing - 0.9%
Sun Art Retail Group, Ltd. ‡	2,840,000	3,651
Food Products - 2.5%
Mead Johnson Nutrition Co. — Class A	131,700	9,400
Health Care Equipment & Supplies - 5.9%
Gen-Probe, Inc. ‡	100,235	6,069
Idexx Laboratories, Inc. ‡ Λ	65,761	5,454
Intuitive Surgical, Inc. ‡ Λ	29,325	11,746
Hotels, Restaurants & Leisure - 5.4%
Chipotle Mexican Grill, Inc. — Class A ‡ Λ	22,615	7,341
Ctrip.com International, Ltd. ADR ‡	136,152	6,277
Dunkin’ Brands Group, Inc. ‡	149,923	4,337
Wynn Resorts, Ltd. Λ	21,697	3,334
Internet & Catalog Retail - 3.4%
NetFlix, Inc. ‡ Λ	49,670	13,212
Internet Software & Services - 7.6%
Akamai Technologies, Inc. ‡	183,060	4,434
Alibaba.com, Ltd.	1,833,000	2,554
LinkedIn Corp. — Class A ‡ Λ	52,584	5,313
Renren, Inc. ADR ‡ Λ	255,776	2,770
Yandex NV — Class A ‡ Λ	287,094	10,039
Youku.com, Inc. ADR ‡ Λ	118,419	4,371
IT Services - 1.4%
Gartner, Inc. ‡ Λ	147,825	5,456
Life Sciences Tools & Services - 4.1%
Illumina, Inc. ‡ Λ	170,181	10,628
Techne Corp. Λ	68,321	5,178
Machinery - 1.5%
Schindler Holding AG	49,266	5,815
Media - 1.5%
Naspers, Ltd. — Class N	112,317	6,020
Metals & Mining - 3.3%
Lynas Corp., Ltd. ‡ Λ	1,336,625	3,157
Molycorp, Inc. ‡ Λ	150,725	9,591
Multiline Retail - 1.7%
Dollar Tree, Inc. ‡	98,366	6,515
Oil, Gas & Consumable Fuels - 4.1%
Range Resources Corp. Λ	118,549	7,725
Ultra Petroleum Corp. ‡ Λ	172,628	8,082
Personal Products - 0.9%
Natura Cosmeticos SA	157,336	3,576
Pharmaceuticals - 2.5%
Ironwood Pharmaceuticals, Inc. — Class A ‡ Λ	184,854	2,764
Valeant Pharmaceuticals International, Inc. Λ	125,496	6,906
Professional Services - 6.2%
IHS, Inc. — Class A ‡ Λ	67,282	4,958
Intertek Group PLC	188,241	5,917
Qualicorp SA ‡	602,280	5,631
Verisk Analytics, Inc. — Class A ‡ Λ	233,277	7,769
Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC ADR Λ	224,819	6,473
NVIDIA Corp. ‡ Λ	79,912	1,105
Software - 10.5%
Autodesk, Inc. ‡	115,571	3,976
Citrix Systems, Inc. ‡	45,358	3,268
FactSet Research Systems, Inc. Λ	59,041	5,437
Red Hat, Inc. ‡	176,544	7,429
Rovi Corp. ‡ Λ	64,065	3,394
Salesforce.com, Inc. ‡ Λ	60,531	8,759
Solera Holdings, Inc. Λ	156,781	8,761
Textiles, Apparel & Luxury Goods - 1.8%
Lululemon Athletica, Inc. ‡ Λ	112,955	6,838
Trading Companies & Distributors - 2.0%
Fastenal Co. Λ	230,699	7,763
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA	38,697	4,650

Total Common Stocks (cost $347,722)		380,468

SECURITIES LENDING COLLATERAL - 25.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	97,578,246	97,578
Total Securities Lending Collateral (cost $97,578)

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $6,515 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, with a value of $6,647.	$6,515	6,515
Total Repurchase Agreement (cost $6,515)

Total Investment Securities (cost $451,815) #		484,561
Other Assets and Liabilities — Net		(95,200)

Net Assets		$389,361

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Growth Opportunities
(formerly, Transamerica Growth Opportunities)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $95,386.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $451,815. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $46,484 and $13,738, respectively. Net unrealized appreciation for tax purposes is $32,746.
DEFINITIONS:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$321,598	$58,870	$—	$380,468
Repurchase Agreement	—	6,515	—	6,515
Securities Lending Collateral	97,578	—	—	97,578

Total	$419,176	$65,385	$—	$484,561

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 1.4%
Internet & Catalog Retail - 1.4%
Groupon, Inc. ‡ Ə § Δ	72,847	$4,662
Total Convertible Preferred Stock (cost $2,301)
PREFERRED STOCKS - 1.1%
Automobiles - 0.5%
Better Place ‡ Ə § Δ	555,742	1,667
Internet Software & Services - 0.6%
Zynga — Series C Ə § Δ	158,524	2,224

Total Preferred Stocks (cost $3,891)		3,891

COMMON STOCKS - 96.0%
Air Freight & Logistics - 3.2%
CH Robinson Worldwide, Inc. Λ	59,893	4,331
Expeditors International of Washington, Inc.	140,596	6,709
Capital Markets - 0.7%
Greenhill & Co., Inc. Λ	54,644	2,407
Chemicals - 4.9%
Intrepid Potash, Inc. ‡ Λ	156,589	5,207
Nalco Holding Co.	147,070	5,199
Rockwood Holdings, Inc. ‡	104,714	6,332
Commercial Services & Supplies - 6.0%
Covanta Holding Corp.	232,241	4,013
Edenred	405,364	11,685
Stericycle, Inc. ‡ Λ	58,648	4,816
Communications Equipment - 3.5%
Motorola Solutions, Inc. ‡	268,843	12,068
Construction Materials - 1.0%
Martin Marietta Materials, Inc. Λ	45,230	3,420
Diversified Consumer Services - 1.2%
New Oriental Education & Technology Group ADR ‡	30,907	3,948
Diversified Financial Services - 5.9%
IntercontinentalExchange, Inc. ‡	36,932	4,554
Leucadia National Corp.	162,482	5,471
Moody’s Corp. Λ	46,713	1,663
MSCI, Inc. — Class A ‡	239,263	8,491
Electrical Equipment - 0.7%
First Solar, Inc. ‡ Λ	19,587	2,316
Food & Staples Retailing - 0.9%
Sun Art Retail Group, Ltd. ‡	2,499,000	3,213
Food Products - 2.5%
Mead Johnson Nutrition Co. — Class A	116,229	8,295
Health Care Equipment & Supplies - 5.7%
Gen-Probe, Inc. ‡	88,143	5,337
Idexx Laboratories, Inc.‡	53,484	4,436
Intuitive Surgical, Inc. ‡	24,280	9,725
Hotels, Restaurants & Leisure - 5.3%
Chipotle Mexican Grill, Inc. — Class A ‡ Λ	19,617	6,367
Ctrip.com International, Ltd. ADR ‡	118,222	5,450
Dunkin’ Brands Group, Inc. ‡	131,885	3,815
Wynn Resorts, Ltd.	18,821	2,892
Internet & Catalog Retail - 3.3%
NetFlix, Inc. ‡	43,076	11,458
Internet Software & Services - 7.5%
Akamai Technologies, Inc. ‡	158,653	3,843
Alibaba.com, Ltd.	1,602,700	2,233
LinkedIn Corp. — Class A ‡ Λ	45,623	4,609
Renren, Inc. ADR ‡ Λ	221,802	2,402
Yandex NV — Class A ‡	249,097	8,712
Youku.com, Inc. ADR ‡ Λ	102,677	3,790
IT Services - 1.4%
Gartner, Inc. ‡ Λ	130,951	4,833
Life Sciences Tools & Services - 4.1%
Illumina, Inc. ‡ Λ	149,652	9,346
Techne Corp. ^	60,177	4,561
Machinery - 1.5%
Schindler Holding AG	42,722	5,043
Media - 1.7%
Naspers, Ltd. — Class N	106,338	5,700
Metals & Mining - 3.1%
Lynas Corp., Ltd. ‡ Λ	1,183,582	2,796
Molycorp, Inc. ‡ Λ	123,242	7,841
Multiline Retail - 1.7%
Dollar Tree, Inc. ‡	85,969	5,694
Oil, Gas & Consumable Fuels - 3.9%
Range Resources Corp. Λ	104,248	6,792
Ultra Petroleum Corp. ‡ Λ	140,188	6,564
Personal Products - 0.9%
Natura Cosmeticos SA	136,439	3,101
Pharmaceuticals - 2.4%
Ironwood Pharmaceuticals, Inc. ‡	54,887	821
Ironwood Pharmaceuticals, Inc. — Class A ‡ Λ	119,874	1,792
Valeant Pharmaceuticals International, Inc. Λ	102,554	5,643
Professional Services - 6.0%
IHS, Inc. — Class A ‡	59,319	4,371
Intertek Group PLC	163,239	5,131
Qualicorp SA ‡	522,422	4,884
Verisk Analytics, Inc. — Class A ‡	196,034	6,528
Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings PLC ADR Λ	187,444	5,396
NVIDIA Corp. ‡	66,144	915
Software - 10.3%
Autodesk, Inc. ‡	103,233	3,551
Citrix Systems, Inc. ‡	39,479	2,844
FactSet Research Systems, Inc. Λ	51,645	4,756
Red Hat, Inc. ‡	153,143	6,444
Rovi Corp. ‡ ^	56,337	2,984
Salesforce.com, Inc. ‡	50,068	7,246
Solera Holdings, Inc.	137,868	7,705
Textiles, Apparel & Luxury Goods - 1.7%
Lululemon Athletica, Inc. ‡	97,283	5,890
Trading Companies & Distributors - 2.0%
Fastenal Co.	200,166	6,736
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA	33,557	4,032

Total Common Stocks (cost $238,715)		329,147

SECURITIES LENDING COLLATERAL - 14.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	50,375,821	50,376
Total Securities Lending Collateral (cost $50,376)

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $4,992 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, with a value of $5,096.	$4,992	$4,992
Total Repurchase Agreement (cost $4,992)

Total Investment Securities (cost $300,275) #		393,068
Other Assets and Liabilities — Net		(50,406)

Net Assets		$342,662

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/29/2011.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $8,553, or 2.50%, of the fund’s net assets.

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $49,150.

§	Illiquid. These securities aggregated to $8,553, or 2.50%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $300,275. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $98,985 and $6,192, respectively. Net unrealized appreciation for tax purposes is $92,793.

Δ	Restricted Security. At 07/31/2011, the fund owned the respective securities (representing 2.50% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Market Value	Price ¥
Groupon Inc.	12/17/2010	72,847	$2,301	$4,662	$64.00
Better Place	01/25/2010	555,742	1,667	1,667	3.00
Zynga — Series C	02/18/2011	158,524	2,224	2,224	14.03

¥	Price is not in thousands.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$277,441	$51,706	$—	$329,147
Convertible Preferred Stocks	—	—	4,662	4,662
Preferred Stocks	—	—	3,891	3,891
Repurchase Agreement	—	4,992	—	4,992
Securities Lending Collateral	50,376	—	—	50,376

Total	$327,817	$56,698	$8,553	$393,068

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э
Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level 3	out of Level	Balance at	Held at
Securities	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ		¥3 Φ	07/31/2011	07/31/2011ƒ
Common Stock	$1,667	$—	$—	$—	$—	$—	$—	$1,667	$—	$—
Convertible Preferred Stocks	—	2,301	—	—	—	2,361	—	—	4,662	2,361
Preferred Stocks	—	2,224	—	—	—	—	1,667	—	3,891	—

Total	$1,667	$4,525	$—	$—	$—	$2,361	$1,667	$1,667	$8,553	$2,361

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

Φ	Transferred out of Level 3 because of availability of observable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Small Company Growth
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS - 2.5%
Automobiles - 0.4%
Better Place ‡ Ə § Δ	289,277	$868
Internet Software & Services - 1.3%
Twitter, Inc. ‡ Ə § Δ	123,927	1,892
Xoom, Inc. ‡ Ə § Δ	264,130	607
IT Services - 0.1%
Ning, Inc. ‡ Ə § Δ	108,208	282
Pharmaceuticals - 0.7%
Microbia, Inc. — Series F ‡	96,357	1,441

Total Preferred Stocks (cost $3,660)		5,090

COMMON STOCKS - 93.9%
Biotechnology - 1.0%
Abcam PLC	306,664	2,013
Capital Markets - 4.1%
CETIP SA — Balcao Organizado de Ativos e Derivativos	102,535	1,752
Financial Engines, Inc. ‡ Λ	123,511	2,935
Greenhill & Co., Inc. Λ	82,979	3,654
Chemicals - 5.0%
Intrepid Potash, Inc. ‡ Λ	99,081	3,294
Rockwood Holdings, Inc. ‡	116,215	7,028
Commercial Services & Supplies - 1.4%
Covanta Holding Corp. Λ	160,672	2,776
Construction Materials - 2.4%
Eagle Materials, Inc. Λ	112,926	2,807
Texas Industries, Inc. Λ	52,274	2,018
Diversified Financial Services - 2.8%
MSCI, Inc. — Class A ‡ Λ	135,794	4,820
PICO Holdings, Inc. ‡ Λ	33,558	916
Diversified Telecommunication Services - 1.6%
Cogent Communications Group, Inc. ‡ Λ	211,904	3,193
Electric Utilities - 5.5%
Brookfield Infrastructure Partners, LP	448,925	11,290
Prime AET&D Holdings No. 1 Pty, Ltd. ‡ Ə	737,572	—
Health Care Equipment & Supplies - 2.2%
Gen-Probe, Inc. ‡ Λ	73,110	4,427
Health Care Providers & Services - 3.0%
Accretive Health, Inc. ‡ Λ	30,260	909
Castlight Health, Inc. ‡ Ə § Δ	193,841	797
HMS Holdings Corp. ‡ Λ	52,621	3,978
LCA-Vision, Inc. ‡	86,498	364
Health Care Technology - 3.4%
Athenahealth, Inc. ‡ Λ	114,618	6,738
MedAssets, Inc. ‡	22,484	285
Hotels, Restaurants & Leisure - 7.8%
BJ’s Restaurants, Inc. ‡ Λ	37,871	1,756
Country Style Cooking Restaurant Chain Co., Ltd. ADR ‡ Λ	98,960	1,256
Dunkin’ Brands Group, Inc. ‡	118,225	3,420
PF Chang’s China Bistro, Inc. Λ	126,398	4,162
Vail Resorts, Inc. Λ	111,081	5,083
Household Durables - 2.5%
Brookfield Incorporacoes SA (Subscription Receipts) ‡ Ə	28,316	125
Brookfield Incorporacoes SA	554,321	2,438
iRobot Corp. ‡ Λ	75,392	2,635
Insurance - 2.0%
Greenlight Capital Re, Ltd. — Class A ‡ Λ	167,028	4,136
Internet & Catalog Retail - 6.8%
Blue Nile, Inc. ‡ Λ	115,202	4,880
MakeMyTrip, Ltd. ‡ Λ	131,893	2,931
Ocado Group PLC ‡ Λ	1,082,434	3,026
Shutterfly, Inc. ‡ Λ	57,800	3,144
Internet Software & Services - 10.5%
Bankrate, Inc. ‡	147,765	2,703
comScore, Inc. ‡ Λ	25,046	546
Cornerstone OnDemand, Inc. ‡ Λ	109,258	1,792
Mercadolibre, Inc.	56,398	4,479
Opentable, Inc. ‡ Λ	54,174	3,839
Sohu.com, Inc. ‡	26,900	2,424
VistaPrint NV ‡ Λ	63,116	1,685
Youku.com, Inc. — Class A ‡ Ə § Δ	1,712,512	3,511
Zillow, Inc. — Class A ‡ Λ	18,508	596
Leisure Equipment & Products - 2.0%
Universal Entertainment Corp.	124,700	4,168
Life Sciences Tools & Services - 3.6%
Techne Corp. Λ	100,630	7,627
Media - 0.4%
Lakes Entertainment, Inc. ‡ Λ	61,344	134
Pandora Media, Inc. ‡ Λ	51,637	779
Metals & Mining - 5.7%
Lynas Corp., Ltd. ‡	4,950,061	11,691
Oil, Gas & Consumable Fuels - 2.5%
Brigham Exploration Co. ‡	161,829	5,146
Pharmaceuticals - 0.6%
Ironwood Pharmaceuticals, Inc. — Class A ‡ Λ	81,311	1,216
Professional Services - 8.5%
Advisory Board Co. ‡ Λ	119,759	6,412
Corporate Executive Board Co. Λ	123,089	5,004
CoStar Group, Inc. ‡ Λ	102,857	6,044
Real Estate Management & Development - 0.2%
Consolidated-Tomoka Land Co. Λ	14,745	430
Semiconductors & Semiconductor Equipment - 1.4%
Tessera Technologies, Inc. ‡ Λ	181,686	2,854
Software - 5.9%
Netsuite, Inc. ‡ Λ	137,047	5,374
Solera Holdings, Inc. Λ	119,227	6,662
Specialty Retail - 1.1%
Citi Trends, Inc. ‡ Λ	92,236	1,294
Francesca’s Holdings Corp. ‡	37,097	974

Total Common Stocks (cost $143,962)		192,370

SECURITIES LENDING COLLATERAL - 25.3%
State Street Navigator Securities Lending
Trust — Prime Portfolio,0.25% ▲	51,804,801	51,805
Total Securities Lending Collateral (cost $51,805)

	Principal	Value

REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $10,597 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $10,812.	$10,597	10,597
Total Repurchase Agreement (cost $10,597)

Total Investment Securities (cost $210,024) #		259,862
Other Assets and Liabilities — Net		(55,099)

Net Assets		$204,763

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Morgan Stanley Small Company Growth
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $8,082, or 3.95%, of the fund’s net assets.
‡	Non-income producing security.
§	Illiquid. These securities aggregated to $7,957, or 3.89%, of the fund’s net assets.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $50,593.
▲	Rate shown reflects the yield at 07/29/2011.
#	Aggregate cost for federal income tax purposes is $210,024. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $58,694 and $8,856, respectively. Net unrealized appreciation for tax purposes is $49,838.
Δ	Restricted Security. At 07/31/2011, the fund owned the respective securities (representing 3.89% of net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares	Cost	Value	Price ¥

Youku.com, Inc. — Class A	09/16/2010	1,712,512	$852	$3,511	$2.05
Twitter, Inc.	09/24/2009	123,927	660	1,892	15.27
Xoom, Inc.	02/23/2010	264,130	756	607	2.30
Ning, Inc.	03/19/2008	108,208	774	282	2.60
Better Place	01/25/2010	289,277	868	868	3.00
Castlight Health, Inc.	06/04/2010	193,841	797	797	4.11

¥	Price is not in thousands.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: 3

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$162,422	$25,640	$4,308	$192,370
Preferred Stocks	1,441	—	3,649	5,090
Repurchase Agreement	—	10,597	—	10,597
Securities Lending Collateral	51,805	—	—	51,805
Total	$215,668	$36,237	$7,957	$259,862

Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level 3	out of Level	Balance at	Held at
Securities	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ		¥3 ƒ	07/31/2011	07/31/2011ƒ
Common Stocks	$1,665	$852	$—	$—	$—	$2,659	$—	$868	$4,308	$2,659
Preferred Stocks	$3,150	$—	$1,297	$—	$—	$928	$868	$—	$3,649	$592
Total	$4,815	$852	$1,297	$—	$—	$3,587	$1,720	$868	$7,957	$3,250

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 7/31/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

φ	Transferred out of Level 3 because of availability of observable inputs.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced
(formerly, Transamerica Balanced)
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 1.6%
U.S. Treasury Bond
3.13%, 05/15/2021	$1,095	$1,124
4.38%, 05/15/2040- 05/15/2041 γ	2,975	3,097
4.75%, 02/15/2041	720	798
U.S. Treasury Note
0.63%, 06/30/2012 γ	170	171
0.63%, 07/15/2014	770	772
1.50%, 07/31/2016	100	101

Total U.S. Government Obligations (cost $5,971)		6,063

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.1%
Fannie Mae
4.00%, 05/01/2026- 06/01/2026	991	1,043
4.30%, 10/09/2019 ▲	435	314
4.50%, 10/01/2040- 06/01/2041	18,685	19,558
5.00%, 05/01/2018- 07/01/2041	5,337	5,723
5.50%, 07/01/2019- 11/01/2038	5,796	6,330
6.00%, 08/01/2036- 12/01/2037	335	372
6.50%, 07/01/2037- 07/01/2041	1,900	2,117
Fannie Mae, TBA
3.50%	900	890
4.00%	10,400	10,573
4.50%	200	213
5.00%	6,000	6,407
5.50%	2,100	2,275
6.00%	4,300	4,718
Freddie Mac
3.97%, 01/25/2021 *	420	435
4.00%, 05/01/2026- 06/01/2026	6,103	6,429
5.00%, 04/01/2018- 06/01/2041	1,125	1,206
5.50%, 09/01/2018- 11/01/2018	74	80

Total U.S. Government Agency Obligations (cost $68,140)		68,683

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Hydro Quebec
8.05%, 07/07/2024	2,200	3,106
9.40%, 02/01/2021	165	242
Republic of Argentina
7.00%, 10/03/2015	100	100
Republic of Brazil
7.13%, 01/20/2037	100	128
Republic of Indonesia
4.88%, 05/05/2021 Reg S	200	211
Republic of Poland
5.13%, 04/21/2021	350	364
6.38%, 07/15/2019	80	91
Republic of South Africa
5.50%, 03/09/2020	100	110
Republic of Turkey
5.63%, 03/30/2021	110	116
7.00%, 03/11/2019	100	116
Republic of Venezuela
7.65%, 04/21/2025	100	65
9.38%, 01/13/2034	70	50
Russian Federation
7.50%, 03/31/2030 Reg S	190	227
United Mexican States
5.13%, 01/15/2020	220	243

Total Foreign Government Obligations (cost $5,109)		5,169

MORTGAGE-BACKED SECURITIES - 7.0%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,060	1,076
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	910	976
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	1,080	1,157
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.48%, 05/26/2037 - 144A *	235	237
Series 2009-RR6, Class 2A1
5.22%, 08/26/2035 - 144A *	439	410
Series 2009-RR10, Class 2A1
3.03%, 08/26/2035 - 144A *	641	629
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	337	344
Series 2009-RR14, Class 1A1
5.95%, 05/26/2037 - 144A *	682	700
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	687	711
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	362	362
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4
5.33%, 02/11/2044	720	758
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class AM
5.78%, 06/10/2046 *	520	528
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/2037	420	450
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	600	646
Series 2006-C5, Class AM
5.34%, 12/15/2039	360	347
Series 2007-C4, Class A3
5.80%, 09/15/2039 *	765	803
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	360	369
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A *	441	417
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	519	527
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A *	705	785
DBUBS Mortgage Trust
Series 2011-LC2A, Class A4
4.54%, 07/10/2044 - 144A	155	155
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	450	449
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	710	711
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class A4
5.54%, 12/10/2049	720	770

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced
(formerly, Transamerica Balanced)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.07%, 12/26/2037 - 144A *	$411	$402
Series 2009-R7, Class 1A1
5.41%, 02/26/2036 - 144A *	647	649
Series 2009-R7, Class 4A1
2.97%, 09/26/2034 - 144A *	683	659
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	328	326
Series 2009-R7, Class 12A1
5.18%, 08/26/2036 - 144A *	376	377
Series 2009-R9, Class 1A1
4.37%, 08/26/2046 - 144A *	395	393
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	655	681
Series 2010-R3, Class 1A1
2.85%, 03/21/2036 - 144A *	440	436
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	331	334
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	687	710
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	370	404
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.50%, 01/27/2047 - 144A *	371	375
Series 2010-4, Class 7A1
4.29%, 08/26/2035 - 144A *	538	526
Series 2010-5, Class 2A2
4.50%, 07/26/2035 - 144A *	454	460
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 *	605	608
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	720	776
Morgan Stanley Capital I
Series 2007-HQ12, Class A2FL
0.44%, 04/12/2049 *	101	94
Series 2007-HQ12, Class A2FX
5.59%, 04/12/2049 *	192	199
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	720	788
Series 2011-C1, Class B
5.26%, 09/15/2047 - 144A *	380	392
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	146	146
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
6.10%, 02/15/2051 *	230	251
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	1,571	1,590
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	601	607
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.30%, 08/27/2047 - 144A *	169	166

Total Mortgage-Backed Securities (cost $26,200)		26,666

ASSET-BACKED SECURITIES — 2.9%
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/2016	410	419
Citibank Omni Master Trust
Series 2009-A13, Class A13
5.35%, 08/15/2018 - 144A	600	661
Series 2009-A17, Class A17
4.90%, 11/15/2018 - 144A	1,100	1,204
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.26%, 04/25/2037 - 144A	700	712
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	880	1,004
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G2
6.26%, 11/20/2021	1,128	1,133
Santander Drive Auto Receivables Trust
Series 2010-B, Class C
3.02%, 10/17/2016 - 144A	755	764
Series 2011-1, Class C
3.11%, 05/16/2016	250	253
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	753	750
Series 2011-S2A, Class C
2.86%, 06/15/2017 - 144A	537	536
SLM Student Loan Trust
Series 2004-B, Class A2
0.45%, 06/15/2021 *	335	326
Series 2005-B, Class A2
0.43%, 03/15/2023 *	478	462
Series 2008-5, Class A4
1.95%, 07/25/2023 *	480	498
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	1,088	1,139
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	1,055	1,188

Total Asset-Backed Securities (cost $10,829)		11,049

PREFERRED CORPORATE DEBT SECURITIES - 0.3%
Capital Markets - 0.0% ∞
Credit Suisse
5.86%, 05/15/2017 * Ž	176	164
Commercial Banks - 0.1%
ABN Amro North American Holding Preferred
Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	240	220
Diversified Financial Services - 0.2%
JPMorgan Chase Capital XXV Series Y
6.80%, 10/01/2037	710	719

Total Preferred Corporate Debt Securities (cost $1,120)		1,103

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced
(formerly, Transamerica Balanced)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

CORPORATE DEBT SECURITIES - 12.0%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL	900	$618
Capital Markets - 0.4%
Credit Suisse
5.40%, 01/14/2020		$110	113
Goldman Sachs Group, Inc.
3.63%, 02/07/2016		618	626
Morgan Stanley
5.50%, 07/28/2021		485	500
6.25%, 08/28/2017		355	392
Chemicals - 0.2%
CF Industries Holdings, Inc.
7.13%, 05/01/2020		410	481
Dow Chemical Co.
4.25%, 11/15/2020		215	220
Commercial Banks - 0.9%
Barclays Bank PLC
5.93%, 09/29/2049 - 144A * Ž		100	89
CIT Group, Inc.
6.63%, 04/01/2018 - 144A		125	132
7.00%, 05/01/2017		205	206
Discover Bank
7.00%, 04/15/2020		420	474
Eksportfinans ASA
2.00%, 09/15/2015		1,385	1,406
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *		80	78
HSBC Bank Brasil SA — Banco Multiplo
4.00%, 05/11/2016 - 144A		610	615
HSBC Bank PLC
3.10%, 05/24/2016 - 144A		300	304
HSBC Holdings PLC
5.10%, 04/05/2021		250	263
Construction Materials - 0.0% ∞
Lafarge SA
7.13%, 07/15/2036		75	76
Consumer Finance - 0.3%
Capital One Financial Corp.
3.15%, 07/15/2016		1,050	1,054
4.75%, 07/15/2021		200	202
Containers & Packaging - 0.3%
Rexam PLC
6.75%, 06/01/2013 - 144A		1,121	1,216
Diversified Financial Services - 3.2%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020		145	146
Bank of America Corp.
3.75%, 07/12/2016		400	402
5.00%, 05/13/2021		185	183
5.63%, 07/01/2020		570	592
CDP Financial, Inc.
3.00%, 11/25/2014 - 144A		925	968
Citigroup, Inc.
3.95%, 06/15/2016		945	982
4.59%, 12/15/2015		2,040	2,178
5.00%, 09/15/2014		120	126
5.38%, 08/09/2020		90	96
6.00%, 08/15/2017		45	50
Ford Motor Credit Co., LLC
6.63%, 08/15/2017		200	219
General Electric Capital Corp.
5.50%, 01/08/2020		535	587
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A		990	823
JPMorgan Chase & Co.
3.15%, 07/05/2016		470	475
4.63%, 05/10/2021		420	428
JPMorgan Chase Bank NA
6.00%, 10/01/2017		985	1,109
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A		200	212
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A		328	335
Reynolds Group Issuer, Inc.
7.88%, 08/15/2019 - 144A		210	212
Swiss Re Capital I LP
6.85%, 05/29/2049 - 144A * Ž		240	235
WCP Wireless Site Funding LLC
4.14%, 11/15/2015 - 144A		1,091	1,131
WEA Finance LLC
4.63%, 05/10/2021 - 144A		135	136
Woodside Finance, Ltd.
4.60%, 05/10/2021 - 144A		90	91
Diversified Telecommunication Services - 0.6%
Level 3 Financing, Inc.
8.75%, 02/15/2017		410	417
Qwest Communications International, Inc.
7.13%, 04/01/2018		21	22
8.00%, 10/01/2015		104	113
Qwest Corp.
6.50%, 06/01/2017		45	49
7.63%, 06/15/2015		85	98
8.38%, 05/01/2016		88	104
Sprint Capital Corp.
6.88%, 11/15/2028		410	390
Telefonica Emisiones SAU
4.95%, 01/15/2015		350	364
Verizon Communications, Inc.
6.40%, 02/15/2038		365	419
8.75%, 11/01/2018		320	430
Electric Utilities - 0.6%
Alabama Power Co.
3.95%, 06/01/2021		200	206
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036		117	119
8.88%, 11/15/2018		25	33
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020		410	432
Florida Power & Light Co.
5.95%, 02/01/2038		150	174
Georgia Power Co.
3.00%, 04/15/2016		365	380
Jersey Central Power & Light Co.
7.35%, 02/01/2019		105	131
Midamerican Energy Holdings Co.
5.95%, 05/15/2037		305	336
Southern California Edison Co.
3.88%, 06/01/2021		275	284

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced
(formerly, Transamerica Balanced)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	$255	$294
Ensco PLC
4.70%, 03/15/2021	205	215
Enterprise Products Operating LLC
6.13%, 10/15/2039	240	256
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.
5.63%, 04/15/2041	220	243
Food Products - 0.1%
Kraft Foods, Inc.
5.38%, 02/10/2020	300	338
Health Care Equipment & Supplies - 0.0% ∞
CareFusion Corp.
6.38%, 08/01/2019	130	151
Health Care Providers & Services - 0.4%
HCA, Inc.
6.50%, 02/15/2020	333	338
7.25%, 09/15/2020	410	433
Tenet Healthcare Corp.
8.88%, 07/01/2019	410	452
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017	410	452
International Game Technology
7.50%, 06/15/2019	430	502
Yum! Brands, Inc.
5.30%, 09/15/2019	77	85
6.25%, 04/15/2016	116	135
Insurance - 0.5%
American International Group, Inc.
5.45%, 05/18/2017	165	175
Fairfax Financial Holdings, Ltd.
5.80%, 05/15/2021 - 144A	265	262
Lincoln National Corp.
7.00%, 06/15/2040	115	134
Prudential Financial, Inc.
4.75%, 09/17/2015	560	609
5.38%, 06/21/2020	410	445
XL Group PLC
6.50%, 12/29/2049 * Ž	170	159
Media - 0.9%
CBS Corp.
4.63%, 05/15/2018	70	74
8.88%, 05/15/2019	220	287
CCH II LLC
13.50%, 11/30/2016	410	483
Clear Channel Worldwide Holdings, Inc.
Series B
9.25%, 12/15/2017	410	448
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	345	475
DIRECTV Holdings LLC
3.13%, 02/15/2016	220	228
NBCUniversal Media LLC
4.38%, 04/01/2021 - 144A	50	51
5.15%, 04/30/2020 - 144A	850	924
Time Warner Cable, Inc.
5.88%, 11/15/2040	255	263
Time Warner, Inc.
6.10%, 07/15/2040	100	106
Metals & Mining - 0.4%
Barrick Gold Corp.
2.90%, 05/30/2016 - 144A	1,085	1,118
Barrick North America Finance LLC
4.40%, 05/30/2021 - 144A	5	5
Cliffs Natural Resources, Inc.
4.88%, 04/01/2021	225	234
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	410	467
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	512	590
6.38%, 09/15/2017	613	722
6.95%, 06/15/2019	86	104
Chesapeake Energy Corp.
6.63%, 08/15/2020	410	443
Consol Energy, Inc.
8.00%, 04/01/2017	410	452
Enterprise Products Operating LLC
5.20%, 09/01/2020	210	230
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	160	172
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	500	572
6.55%, 09/15/2040	50	55
Marathon Petroleum Corp.
6.50%, 03/01/2041 - 144A	325	349
Nexen, Inc.
7.50%, 07/30/2039	295	359
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	420	512
Weatherford International, Ltd.
6.75%, 09/15/2040	70	80
Western Gas Partners, LP
5.38%, 06/01/2021	315	335
Williams Partners, LP
4.13%, 11/15/2020	420	420
Real Estate Investment Trusts - 0.0% ∞
Ventas Realty, LP
4.75%, 06/01/2021	120	122
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A	350	345
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	350	378
Software - 0.1%
First Data Corp.
12.63%, 01/15/2021 - 144A	450	477
Wireless Telecommunication Services - 0.7%
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	545	609
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,465	1,519
Vodafone Group PLC
4.15%, 06/10/2014	510	551

Total Corporate Debt Securities (cost $44,782)		45,519

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced
(formerly, Transamerica Balanced)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 58.7%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	25,029	$1,329
L-3 Communications Holdings, Inc.	4,252	336
Raytheon Co.	6,396	286
United Technologies Corp.	42,160	3,493
Airlines - 0.1%
Southwest Airlines Co.	30,600	305
Auto Components - 0.4%
Johnson Controls, Inc.	39,171	1,447
Automobiles - 0.3%
Ford Motor Co. ‡	17,171	210
General Motors Co. ‡	32,270	893
Beverages - 1.9%
Coca-Cola Co.	69,293	4,713
PepsiCo, Inc.	41,772	2,675
Biotechnology - 1.0%
Biogen Idec, Inc. ‡	12,445	1,268
Celgene Corp. ‡	31,042	1,841
Dendreon Corp. ‡	23,468	866
Capital Markets - 1.2%
Charles Schwab Corp.	33,478	500
Goldman Sachs Group, Inc.	12,245	1,653
Northern Trust Corp.	5,100	229
State Street Corp.	50,250	2,084
TD Ameritrade Holding Corp.	11,670	214
Chemicals - 1.4%
Air Products & Chemicals, Inc.	5,903	524
CF Industries Holdings, Inc.	3,484	541
Dow Chemical Co.	45,980	1,603
E.I. du Pont de Nemours & Co.	51,091	2,628
Georgia Gulf Corp. ‡	6,402	128
Lubrizol Corp.	700	94
Commercial Banks - 1.7%
Huntington Bancshares, Inc.	53,869	326
Popular, Inc. ‡	64,031	154
SunTrust Banks, Inc.	10,181	249
U.S. Bancorp	47,378	1,235
Wells Fargo & Co.	161,003	4,498
Communications Equipment - 0.8%
Cisco Systems, Inc.	103,277	1,650
Harris Corp.	2,090	83
Juniper Networks, Inc. ‡	6,515	152
Qualcomm, Inc.	22,400	1,227
Computers & Peripherals - 3.2%
Apple, Inc. ‡	22,998	8,979
EMC Corp. ‡	48,889	1,275
NetApp, Inc. ‡	8,747	416
SanDisk Corp. ‡	22,000	936
Construction & Engineering - 0.2%
Fluor Corp.	14,668	932
Consumer Finance - 0.9%
American Express Co.	33,691	1,686
Capital One Financial Corp.	33,940	1,622
Containers & Packaging - 0.2%
Ball Corp.	17,760	689
Sealed Air Corp.	1,500	32
Diversified Consumer Services - 0.2%
ITT Educational Services, Inc. ‡	7,469	640
Diversified Financial Services - 1.6%
Bank of America Corp.	198,614	1,929
Citigroup, Inc.	88,299	3,385
IntercontinentalExchange, Inc. ‡	5,978	737
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	40,184	1,176
Frontier Communications Corp.	47,040	352
Verizon Communications, Inc.	115,857	4,088
Electric Utilities - 0.9%
Exelon Corp.	13,100	577
FirstEnergy Corp.	200	9
Nextera Energy, Inc.	33,141	1,832
Northeast Utilities	33,064	1,124
Electrical Equipment - 0.4%
Emerson Electric Co.	31,129	1,528
Thomas & Betts Corp. ‡	2,257	110
Electronic Equipment & Instruments - 0.6%
Amphenol Corp. — Class A	3,335	163
Arrow Electronics, Inc. ‡	6,018	209
Avnet, Inc. ‡	7,254	213
Corning, Inc.	54,200	862
TE Connectivity, Ltd.	27,120	934
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	3,117	241
Helmerich & Payne, Inc.	2,024	140
National Oilwell Varco, Inc.	8,859	714
Schlumberger, Ltd.	28,026	2,532
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	31,292	1,137
Kroger Co.	56,294	1,400
Safeway, Inc.	25,340	511
Wal-Mart Stores, Inc.	57,342	3,023
Food Products - 1.0%
General Mills, Inc.	41,640	1,555
Kellogg Co.	8,010	447
Kraft Foods, Inc. — Class A	51,045	1,755
Gas Utilities - 0.2%
AGL Resources, Inc.	16,845	687
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	16,442	956
Becton, Dickinson and Co.	9,876	826
Covidien PLC	35,603	1,808
St. Jude Medical, Inc.	21,007	977
Health Care Providers & Services - 1.4%
DaVita, Inc. ‡	19,726	1,648
Humana, Inc.	14,424	1,076
McKesson Corp.	9,624	781
UnitedHealth Group, Inc.	39,093	1,940
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	31,560	1,051
McDonald’s Corp.	19,806	1,713
Household Durables - 0.1%
Lennar Corp. — Class A	16,495	292
Whirlpool Corp.	2,750	190
Household Products - 1.5%
Kimberly-Clark Corp.	17,225	1,126
Procter & Gamble Co.	71,865	4,419

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced
(formerly, Transamerica Balanced)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. ‡	35,916	$584
Constellation Energy Group, Inc.	25,560	993
NRG Energy, Inc. ‡	9,519	233
Industrial Conglomerates - 2.0%
3M Co.	24,653	2,148
General Electric Co.	181,303	3,248
Textron, Inc.	5,190	120
Tyco International, Ltd.	42,253	1,871
Insurance - 1.9%
ACE, Ltd.	20,787	1,392
Aflac, Inc.	21,340	983
Axis Capital Holdings, Ltd.	17,136	546
Berkshire Hathaway, Inc. - Class B ‡	7,730	573
Everest RE Group, Ltd.	5,492	451
Loews Corp.	11,500	459
MetLife, Inc.	31,443	1,296
Prudential Financial, Inc.	20,404	1,197
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. ‡	13,900	3,093
Internet Software & Services - 0.3%
Google, Inc. - Class A ‡	2,117	1,278
IT Services - 2.4%
Accenture PLC - Class A	23,637	1,398
Cognizant Technology Solutions Corp. - Class A ‡	10,178	711
International Business Machines Corp.	30,107	5,475
Mastercard, Inc. - Class A	4,471	1,356
Machinery - 0.7%
Donaldson Co., Inc.	1,870	104
ITT Corp.	3,470	185
Kennametal, Inc.	5,896	232
PACCAR, Inc.	50,510	2,162
Media - 1.9%
Cablevision Systems Corp. - Class A	700	17
CBS Corp. - Class B	57,316	1,569
Comcast Corp. - Class A	45,891	1,102
DISH Network Corp. - Class A ‡	345	10
Time Warner, Inc.	67,874	2,387
Walt Disney Co.	57,688	2,228
Metals & Mining - 0.6%
Alcoa, Inc.	109,572	1,614
Newmont Mining Corp.	9,300	517
Multiline Retail - 0.6%
Kohl’s Corp.	5,200	284
Macy’s, Inc.	11,700	338
Target Corp.	31,539	1,624
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	46,765	915
Sempra Energy	17,136	869
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	24,089	1,989
Apache Corp.	7,203	891
Chesapeake Energy Corp.	20,976	721
Chevron Corp.	59,663	6,206
ConocoPhillips	37,190	2,677
Devon Energy Corp.	17,490	1,376
EOG Resources, Inc.	7,966	813
Exxon Mobil Corp.	80,573	6,429
Marathon Oil Corp.	13,410	415
Marathon Petroleum Corp. ‡	5,700	250
Occidental Petroleum Corp.	9,300	913
Valero Energy Corp.	31,000	779
Williams Cos., Inc.	45,700	1,449
Pharmaceuticals - 3.2%
Abbott Laboratories	70,227	3,604
Johnson & Johnson	17,889	1,159
Merck & Co., Inc.	103,056	3,517
Mylan Inc. ‡	27,824	634
Pfizer, Inc.	141,223	2,717
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.	1,450	119
Apartment Investment & Management Co. - Class A	15,200	415
AvalonBay Communities, Inc.	4,466	599
Dupont Fabros Technology, Inc.	9,590	244
HCP, Inc.	22,500	827
UDR, Inc.	3,900	103
Ventas, Inc.	9,201	498
Road & Rail - 1.5%
CSX Corp.	67,420	1,657
Norfolk Southern Corp.	37,188	2,815
Union Pacific Corp.	10,275	1,053
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	41,497	511
Broadcom Corp. - Class A ‡	35,818	1,327
Freescale Semiconductor Holdings I, Ltd. ‡	35,200	575
KLA-Tencor Corp.	6,170	246
LAM Research Corp. ‡	16,923	692
Novellus Systems, Inc. ‡	6,670	207
Texas Instruments, Inc.	21,852	650
Xilinx, Inc.	36,782	1,181
Software - 2.1%
Citrix Systems, Inc. ‡	3,200	231
Microsoft Corp.	178,240	4,883
Oracle Corp.	93,430	2,857
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	2,830	156
AutoZone, Inc. ‡	4,664	1,330
Bed Bath & Beyond, Inc. ‡	8,747	512
Lowe’s Cos., Inc.	49,418	1,066
Ross Stores, Inc.	2,238	170
Staples, Inc.	8,951	144
TJX Cos., Inc.	13,124	726
Textiles, Apparel & Luxury Goods - 0.2%
Nike, Inc. - Class B	2,100	189
Polo Ralph Lauren Corp. - Class A	54	7
PVH Corp.	3,360	240
V.F. Corp.	3,602	422
Tobacco - 0.4%
Philip Morris International, Inc.	22,046	1,569
Wireless Telecommunication Services - 0.8%
American Tower Corp. - Class A ‡	9,483	498

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced
(formerly, Transamerica Balanced)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Wireless Telecommunication Services (continued)
Crown Castle International Corp. ‡	23,746	$1,031
Sprint Nextel Corp. ‡	387,484	1,639

Total Common Stocks (cost $215,211)		222,304

	Notional
	Amount	Value
| |
PURCHASED OPTIONS - 0.0% ∞
Call Options - 0.0% ∞
10-Year U.S. Treasury Note Future	$24	43
Call Strike $124.50
Expires 08/26/2011
Put Options 0.0% ∞
30-Year U.S. Treasury Note Future	14	8
Put Strike $124.00
Expires 08/26/2011
10-Year U.S. Treasury Note Future	24	15
Put Strike $124.50
Expires 08/26/2011

Total Purchased Options (cost $77)		66

	Principal	Value

REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $22,225 on 08/01/2011. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/25/2038 - 05/15/2039, with a total value of $22,671.	$22,225	22,225
Total Repurchase Agreement (cost $22,225)

Total Investment Securities (cost $399,664) #		408,847
Other Assets and Liabilities — Net		(30,015)

Net Assets		$378,832

SECURITIES SOLD SHORT — (3.2%)
U.S. GOVERNMENT AGENCY OBLIGATIONS — (3.3%)
Fannie Mae, TBA
4.50%	(4,600)	(4,801)
Freddie Mac, TBA
4.00%	(6,100)	(6,387)
5.00%	(1,000)	(1,066)

Total Securities Sold Short (proceeds $(12,148))		(12,254)

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.0%) ∞
Call Options — (0.0%) ∞
30-Year U.S. Treasury Note Future	$(15)	(70)
Call Strike $124.00
Expires 08/26/2011
Total Written Options (Premiums: $(39))
FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Short	(100)	09/21/2011	$(104)
2-Year U.S. Treasury Note	Long	21	09/30/2011	4
30-Year U.S. Treasury Bond	Long	18	09/21/2011	19
5-Year U.S. Treasury Note	Long	79	09/30/2011	60
90-Day Eurodollar	Long	104	12/19/2011	2
90-Day Eurodollar	Short	(58)	12/17/2012	(20)
S&P 500 E-Mini Index	Long	26	09/16/2011	(27)
Ultra Long U.S. Treasury Bond	Long	20	09/21/2011	99

				$33

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced
(formerly, Transamerica Balanced)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 07/29/2011.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
∞	Percentage rounds to less than 0.1% or (0.1%).
▲	Rate shown reflects the yield at 07/29/2011.
┌	Contract amounts are not in thousands.
Y	A portion of these securities in the amount of $457 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
#	Aggregate cost for federal income tax purposes is $399,664. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,546 and $8,363, respectively. Net unrealized appreciation for tax purposes is $9,183.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $37,760, or 9.97%, of the fund’s net assets.
BRL	Brazilian Real
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced
VALUATION SUMMARY: э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Asset-Backed Securities	$—	$11,049	$—	$11,049
Common Stocks	214,900	7,404	—	222,304
Corporate Debt Securities	—	45,519	—	45,519
Foreign Government Obligations	—	5,169	—	5,169
Mortgage-Backed Securities	—	26,666	—	26,666
Preferred Corporate Debt Securities	—	1,103	—	1,103
Purchased Options	66	—	—	66
Repurchase Agreement	—	22,225	—	22,225
U.S. Government Agency Obligations	—	68,683	—	68,683
U.S. Government Obligations	—	6,063	—	6,063

Total	$214,958	$193,889	$—	$408,847

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	07/31/2011

U.S. Government Agency Obligations	$—	$(12,254)	$—	$(12,254)

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	07/31/2011

Written Options	$—	$(70)	$—	$(70)

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2011

Futures Contracts — Appreciation	$184	$—	$—	$184
Futures Contracts — Depreciation	(151)	—	—	(151)

Total	$33	$—	$—	$33

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.6% €
Bonds - 10.0%
Transamerica AEGON High Yield Bond	2,444,235	$22,878
Transamerica Morgan Stanley Emerging Markets Debt	1,800,333	19,426
Capital Preservation - 1.2%
Transamerica AEGON Money Market	5,172,379	5,172
Inflation-Protected Securities - 4.4%
Transamerica PIMCO Real Return TIPS	1,651,853	18,682
Tactical and Specialty - 84.0%
Transamerica AQR Managed Futures Strategy	5,999,313	59,333
Transamerica BlackRock Global Allocation	3,385,444	39,102
Transamerica Clarion Global Real Estate Securities	2,293,786	29,292
Transamerica First Quadrant Global Macro ‡	7,451,635	42,623
Transamerica Goldman Sachs Commodity Strategy	3,378,151	39,558
Transamerica JPMorgan Long/Short Strategy ‡	6,014,808	48,299
Transamerica Loomis Sayles Bond	5,382,392	60,122
Transamerica Water Island Arbitrage Strategy ‡	3,617,357	36,535

Total Investment Companies (cost $418,959)		421,022

	Principal	Value

Repurchase Agreement - 0.4%
State Street Bank & Trust Co. 0.03% ▲, dated 7/29/2011, to be repurchased at $5 on 8/1/2011. Collateralized by a U.S. Government Agency Obligation 3.50%, due 11/15/2040 with a total value of $5.	$5	5
Total Repurchase Agreement (cost $5)

Total Investment Companies (cost $418,964) #		421,027
Other Assets and Liabilities — Net		1,891

Net Assets		$422,918

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $418,964. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,128 and $13,065, respectively. Net unrealized appreciation for tax purposes is $2,063.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

4

Transamerica Multi-Manager Alternative Strategies Portfolio
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	07/31/2011
Investment Companies	$421,022	$—	$—	$421,022
Repurchase Agreement	—	5	—	5

Total	$421,022	$5	$—	$421,027

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Multi-Manager International Portfolio
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.3% €
Global/International Stocks - 93.0%
Transamerica Hansberger International Value	3,943,153	$31,624
Transamerica MFS International Equity	6,249,476	57,995
Transamerica Neuberger Berman International	3,932,979	38,386
Transamerica Oppenheimer Developing Markets	3,212,428	43,689
Transamerica Schroders International Small Cap	4,331,282	45,435
Transamerica Thornburg International Value	5,234,650	61,350
Transamerica WMC Emerging Markets	2,384,449	31,856
Tactical and Specialty - 7.3%
Transamerica BlackRock Global Allocation	1,365,721	15,774
Transamerica Clarion Global Real Estate Securities	662,705	8,463

Total Investment Companies (cost $308,433) #		334,572
Other Assets and Liabilities - Net		(969)

Net Assets		$333,603

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the I2 share class of the affiliated Transamerica Funds.

#	Aggregate cost for federal income tax purposes is $308,433. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,761 and $19,622, respectively. Net unrealized appreciation for tax purposes is $26,139.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	07/31/2011
Investment Companies	$334,572	$—	$—	$334,572

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Neuberger Berman International
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.6%
Australia - 1.8%
CSL, Ltd.	74,710	$2,519
Fortescue Metals Group, Ltd.	572,855	3,971
Imdex, Ltd.	1,151,292	2,972
Austria - 0.6%
Vienna Insurance Group AG Wiener
Versicherung Gruppe	63,792	3,396
Belgium - 2.8%
Anheuser-Busch InBev NV	51,555	2,978
Anheuser-Busch InBev NV — STRIP VVPR ‡		130,726
Colruyt SA	109,040	5,311
Omega Pharma	85,538	4,227
Telenet Group Holding NV ‡	56,789	2,321
Brazil - 2.1%
HRT Participacoes em Petroleo SA ‡	4,000	3,730
Porto Seguro SA	328,700	4,599
Totvs SA	169,325	3,034
Canada - 9.0%
Cenovus Energy, Inc.	72,794	2,798
Corus Entertainment, Inc. — Class B	257,860	5,786
Goldcorp, Inc.	108,900	5,208
MacDonald Dettwiler & Associates, Ltd.	94,415	5,234
Neo Material Technologies, Inc. ‡	489,400	4,559
New Gold, Inc. ‡	275,500	2,979
Peyto Exploration & Development Corp. Λ	232,700	5,675
Potash Corp., of Saskatchewan, Inc.	100,834	5,821
Silver Wheaton Corp.	150,200	5,409
Vermilion Energy, Inc. Λ	83,300	4,177
Cayman Islands - 0.7%
China Liansu Group Holdings, Ltd.	4,957,900	3,728
Chile - 1.1%
Sociedad Quimica y Minera de Chile SA - Series B ADR	91,285	5,871
China - 1.3%
Bank of China, Ltd.	9,187,400	4,232
China Vanke Co., Ltd.	2,082,900	2,873
Cyprus - 0.8%
ProSafe SE Λ	590,950	4,417
Denmark - 2.9%
Novo Nordisk A/S — Class B	45,622	5,587
Sydbank A/S	206,490	4,847
Tryg A/S Λ	87,230	4,770
France - 8.4%
Alcatel-Lucent ‡ Λ	1,037,835	4,108
Arkema SA	53,488	5,238
BNP Paribas SA	40,815	2,666
CFAO SA Λ	136,176	5,839
Cie Generale des Etablissements Michelin - Class B	33,351	2,811
CNP Assurances	212,380	4,101
Eutelsat Communications SA	134,224	5,793
LVMH Moet Hennessy Louis Vuitton SA	26,050	4,789
Sodexo	121,335	9,294
Germany - 7.4%
Brenntag AG	64,350	6,577
Deutsche Boerse AG ‡ Λ	102,355	7,601
Deutsche Telekom AG	330,695	5,151
Fresenius Medical Care AG & Co., KGaA	103,391	7,937
HeidelbergCement AG	77,100	4,260
Linde AG	41,844	7,516
Hong Kong - 0.8%
China Mobile, Ltd. ADR Λ	86,765	4,323
India - 0.6%
Bank of Baroda	163,380	3,257
Ireland - 1.7%
DCC PLC	118,461	3,203
Willis Group Holdings PLC Λ	142,500	5,834
Japan - 10.8%
Brother Industries, Ltd.	359,700	5,621
Circle K Sunkus Co., Ltd.	235,900	3,901
Jupiter Telecommunications Co., Ltd. §	8,345	9,734
KDDI Corp.	814	6,048
Kenedix Realty Investment Corp. REIT Λ	1,316	4,913
Makita Corp.	104,800	4,942
Nihon Kohden Corp.	366,800	10,215
Nippon Electric Glass Co., Ltd.	536,600	6,789
Sundrug Co., Ltd. Λ	152,400	4,913
Jersey, Channel Islands - 1.7%
Experian Group, Ltd.	417,869	5,505
Informa PLC	537,791	3,566
Korea, Republic of - 4.0%
Hyundai Mobis	30,951	11,155
Samsung Electronics Co., Ltd.	5,121	4,100
Shinhan Financial Group Co., Ltd.	118,745	5,688
Luxembourg - 0.8%
Subsea 7 SA ‡ Λ	161,113	4,261
Netherlands - 8.0%
Akzo Nobel NV	91,635	5,621
Fugro NV	60,475	4,680
Imtech NV	85,715	2,773
Koninklijke Ahold NV	420,523	5,612
Nutreco NV	102,943	7,173
Sligro Food Group NV §	158,968	5,677
Unilever NV Λ	212,345	6,911
USG People NV	258,592	3,887
Norway - 1.1%
DnB NOR ASA	385,245	5,624
South Africa - 1.2%
MTN Group, Ltd.	282,525	6,126
Sweden - 2.0%
Elekta AB — Class B	85,685	3,949
Nordea Bank AB	248,430	2,650
Telefonaktiebolaget LM Ericsson — Class B	307,905	3,881
Switzerland - 10.9%
Bucher Industries AG	25,137	5,238
Credit Suisse Group AG ‡	148,147	5,357
Givaudan SA ‡	6,479	7,109
Nestle SA	92,773	5,923
Novartis AG	92,991	5,730
Roche Holding AG	37,112	6,677
SGS SA	3,909	7,629
Sika AG	1,804	4,231
Sulzer AG	65,591	9,567
Turkey - 0.6%
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	2,753,551	3,178
United Kingdom - 14.5%
Amlin PLC	976,479	6,461
Avanti Communications Group PLC ‡ Λ	332,872	1,806
BG Group PLC	266,135	6,308
Bunzl PLC	422,757	5,354
Chemring Group PLC	860,035	7,757
Diploma PLC	220,322	1,317
Fidessa Group PLC	97,372	2,935
Jazztel PLC ‡ Λ	690,305	4,295
Mitie Group PLC Λ	1,450,400	5,707
Reed Elsevier PLC	548,316	4,986
Rio Tinto PLC ADR Λ	69,100	4,905
RPS Group PLC §	1,142,768	4,389
Synergy Health PLC §	283,842	4,426
Tullow Oil PLC	224,932	4,541
Vodafone Group PLC	3,838,859	10,838

Total Common Stocks (cost $404,413)		515,906

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Neuberger Berman International
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

SECURITIES LENDING COLLATERAL - 9.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	49,334,970	$49,335
Total Securities Lending Collateral (cost $49,335)

	Principal	Value

REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co.
0.03% ▲, dated 07/29/2011, to be repurchased at $2,418 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, with a value of $2,467.	$2,418	2,418
Total Repurchase Agreement (cost $2,418)

Total Investment Securities (cost $456,166) #		567,659
Other Assets and Liabilities — Net		(38,980)

Net Assets		$528,679

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Chemicals	8.1%	$45,966
Media	5.3	29,865
Insurance	5.1	29,161
Commercial Banks	5.1	28,963
Wireless Telecommunication Services	4.8	27,335
Oil, Gas & Consumable Fuels	4.8	27,229
Metals & Mining	4.5	25,444
Food & Staples Retailing	3.8	21,513
Food Products	3.5	20,008
Auto Components	3.5	19,806
Health Care Equipment & Supplies	3.2	18,392
Pharmaceuticals	3.2	17,995
Machinery	2.6	14,805
Commercial Services & Supplies	2.5	13,983
Diversified Telecommunication Services	2.4	13,572
Energy Equipment & Services	2.4	13,358
Professional Services	2.3	13,133
Health Care Providers & Services	2.2	12,364
Trading Companies & Distributors	2.1	11,931
Software	2.0	11,203
Hotels, Restaurants & Leisure	1.6	9,293
Electronic Equipment & Instruments	1.4	8,106
Real Estate Investment Trusts	1.4	8,091
Communications Equipment	1.4	7,989
Aerospace & Defense	1.4	7,757
Diversified Financial Services	1.3	7,601
Office Electronics	1.0	5,621
Capital Markets	0.9	5,357
Household Durables	0.9	4,942
Textiles, Apparel & Luxury Goods	0.8	4,789
Construction Materials	0.8	4,260
Semiconductors & Semiconductor Equipment	0.7	4,100
Multiline Retail	0.7	3,901

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Neuberger Berman International
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Building Products	0.7%	$3,728
Industrial Conglomerates	0.6	3,203
Beverages	0.5	2,978
Real Estate Management & Development	0.5	2,873
Construction & Engineering	0.5	2,773
Biotechnology	0.4	2,519

Investment Securities, at Value	90.9	515,906
Short-Term Investments	9.1	51,753

Total Investments	100.0%	$567,659

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

♦	Value is less than $1 or zero.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $47,198.

§	Illiquid. These securities aggregated to $24,226, or 4.58%, of the fund’s net assets.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $456,166. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $118,855 and $7,362, respectively. Net unrealized appreciation for tax purposes is $111,493.
DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$68,608	$447,298	$—	$515,906
Repurchase Agreement	—	2,418	—	2,418
Securities Lending Collateral	49,335	—	—	49,335

Total	$117,943	$449,716	$—	$567,659

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS - 1.0%
Brazil - 0.9%
Lojas Americanas SA, 0.67% ▲	588,479	$5,369
Colombia - 0.1%
Banco Davivienda SA, 1.65% ▲	56,133	686

Total Preferred Stocks (cost $3,963)		6,055

COMMON STOCKS - 96.4%
Bermuda - 0.8%
Credicorp, Ltd.	33,700	3,293
Dairy Farm International Holdings, Ltd.	189,142	1,702
Brazil - 13.0%
Anhanguera Educacional Participacoes SA	135,000	2,619
B2W Cia Global Do Varejo	404,916	3,778
BM&FBOVESPA SA	1,906,446	11,150
Cia Brasileira de Distribuicao Grupo Pao de Acucar — Class A ADR Λ	212,860	9,193
Cia de Bebidas das Americas ADR Λ	186,400	5,596
Diagnosticos da America SA ‡	233,600	2,900
Embraer SA ADR ‡ Λ	227,350	6,711
Estacio Participacoes SA	270,300	3,349
Kroton Educacional SA ‡	113,600	1,410
Multiplan Empreendimentos Imobiliarios SA	127,500	2,754
Natura Cosmeticos SA	280,600	6,378
Petroleo Brasileiro SA — Class A ADR	441,500	13,567
Totvs SA	32,600	584
Vale SA — Class B ADR Λ	287,240	8,479
Cayman Islands - 5.8%
Ambow Education Holding, Ltd. ADR ‡	76,490	482
Baidu, Inc. ADR ‡	17,380	2,730
Ctrip.com International, Ltd. ADR ‡ Λ	69,950	3,225
Eurasia Drilling Co., Ltd. -144A GDR Ə	4,400	130
Eurasia Drilling Co., Ltd. GDR	81,470	2,403
Home Inns & Hotels Management, Inc. ADR ‡ Λ	17,960	692
Li Ning Co., Ltd.	1,753,000	2,144
Netease.com ADR ‡ Λ	58,810	2,971
New Oriental Education & Technology Group ADR ‡	16,710	2,134
Tencent Holdings, Ltd.	276,800	7,210
Tingyi Cayman Islands Holding Corp.	2,307,000	7,148
Want Want China Holdings, Ltd.	3,846,000	3,430
Chile - 0.7%
Banco Santander Chile	24,889,753	2,230
Cencosud SA	256,786	1,695
China - 1.3%
China Shenhua Energy Co., Ltd. — Class H	1,477,500	7,431
Shanghai Zhenhua Heavy Industries Co., Ltd. ‡	1,229,770	630
Colombia - 1.0%
Almacenes Exito SA	53,065	710
Almacenes Exito SA -144A GDR Ə	101,100	1,353
BanColombia SA ADR Λ	58,560	3,882
Denmark - 2.2%
Carlsberg AS — Class B	135,333	13,312
Egypt - 0.8%
Commercial International Bank Egypt SAE	509,161	2,318
Eastern Co.	39,982	711
Egyptian Financial Group-Hermes Holding ‡	466,816	1,500
Medinet Nasr Housing	28,563	91
France - 1.4%
Casino Guichard Perrachon SA	32,230	2,944
CFAO SA	100,262	4,300
Vallourec SA	12,080	1,234
Hong Kong - 5.0%
AIA Group, Ltd. ‡	1,665,000	6,121
CNOOC, Ltd.	5,283,000	11,780
Hang Lung Group, Ltd.	501,750	3,019
Hang Lung Properties, Ltd.	888,549	3,284
Hong Kong Exchanges & Clearing, Ltd.	298,000	6,152
Sun Art Retail Group, Ltd. ‡	48,000	62
India - 15.0%
Asian Paints, Ltd.	33,486	2,373
Cipla, Ltd.	334,003	2,320
Colgate-Palmolive Co.	184,606	4,073
Dabur India, Ltd.	793,065	1,866
HDFC Bank, Ltd. ADR Λ	201,650	7,009
Hindustan Unilever, Ltd.	1,145,758	8,427
Housing Development Finance Corp.	748,868	11,727
ICICI Bank, Ltd. ADR	122,270	5,694
Infosys, Ltd.	397,111	24,857
Marico, Ltd.	842,986	3,211
Network 18 Media & Investments, Ltd. ‡	28,949	79
Sun Pharmaceuticals Industries, Ltd.	434,379	5,097
Tata Consultancy Services, Ltd.	289,263	7,452
TV18 Broadcast, Ltd. ‡	322,898	512
Zee Entertainment Enterprises, Ltd.	1,978,252	5,891
Zee Learn, Ltd. ‡	178,613	86
Indonesia - 2.0%
Astra International PT	718,100	5,953
Bank Central Asia PT	2,048,400	2,000
Kalbe Farma PT	2,313,500	946
Unilever Indonesia PT	1,641,500	3,012
Korea, Republic of - 5.9%
E-Mart Co., Ltd. ‡	36,962	9,641
MegaStudy Co., Ltd.	13,235	1,891
NHN Corp. ‡	102,988	20,513
Shinsegae Co., Ltd. §	12,155	3,782
Luxembourg - 1.3%
Tenaris SA ADR Λ	170,640	7,542
Mexico - 11.2%
America Movil SAB de CV — Series L ADR	919,260	23,717
Fomento Economico Mexicano SAB de CV ADR	193,300	13,989
Fomento Economico Mexicano SAB de CV Λ	1,450,716	10,506
Grupo Financiero Inbursa SA — Class O	686,939	3,231
Grupo Modelo SAB de CV — Series C	452,794	2,795
Grupo Televisa SA ADR	261,570	5,804
Wal-Mart de Mexico SAB de CV — Series V Λ	2,726,989	7,530
Netherlands - 0.2%
Yandex NV — Class A ‡	26,700	934
Philippines - 3.0%
Jollibee Foods Corp.	1,325,300	2,735
Philippine Long Distance Telephone Co.	63,915	3,640
SM Investments Corp.	259,050	3,338
SM Prime Holdings, Inc.	30,438,570	8,335
Russian Federation - 4.5%
Magnit OJSC	89,044	11,932
Novatek OAO -144A GDR Ə	28,700	4,471
Novatek OAO GDR	70,800	11,031
South Africa - 6.1%
Anglo American Platinum, Ltd. Λ	87,868	7,534
Impala Platinum Holdings, Ltd.	475,095	12,185
JSE, Ltd.	36,021	356
MTN Group, Ltd.	525,044	11,384
Standard Bank Group, Ltd.	381,860	5,562

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica Oppenheimer Developing Markets
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Taiwan - 5.9%
Epistar Corp.	2,227,500	$5,222
High Tech Computer Corp.	483,263	14,379
Mediatek, Inc.	293,922	2,635
Synnex Technology International Corp.	1,633,801	4,193
Taiwan Semiconductor Manufacturing Co., Ltd.	3,752,459	9,370
Thailand - 0.8%
CP ALL PCL	245,400	407
Siam Commercial Bank PCL	973,100	4,128
Turkey - 2.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS	144,659	1,910
Bim Birlesik Magazalar AS	95,860	3,263
Enka Insaat VE Sanayi AS	1,969,206	5,397
Haci Omer Sabanci Holding AS	1,682,607	6,593
United Kingdom - 5.7%
Anglo American PLC	173,013	8,236
Cairn Energy PLC ‡	940,299	5,708
SABMiller PLC	294,020	11,028
Tullow Oil PLC	451,820	9,122

Total Common Stocks (cost $473,334)		581,475

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	40,401,126	$40,401
Total Securities Lending Collateral (cost $40,401)

	Principal	Value

REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $16,409 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, with a value of $16,738.	$16,409	16,409
Total Repurchase Agreement (cost $16,409)

Total Investment Securities (cost $534,107) #		644,340
Other Assets and Liabilities — Net		(41,242)

Net Assets		$603,098

	Percentage of
	Total Investments	Value

INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	9.8%	$63,240
Beverages	9.2	59,136
Food & Staples Retailing	8.6	54,214
Commercial Banks	6.2	40,033
Wireless Telecommunication Services	6.0	38,741
Metals & Mining	5.6	36,434
Internet Software & Services	5.4	34,358
IT Services	4.9	32,309
Diversified Financial Services	3.9	24,251
Real Estate Management & Development	2.7	17,483
Semiconductors & Semiconductor Equipment	2.7	17,227
Household Products	2.4	15,512
Communications Equipment	2.2	14,379
Media	1.9	12,286
Diversified Consumer Services	1.8	11,971
Thrifts & Mortgage Finance	1.8	11,727
Personal Products	1.8	11,455
Food Products	1.6	10,578
Energy Equipment & Services	1.6	9,945
Industrial Conglomerates	1.3	8,735
Pharmaceuticals	1.3	8,363
Aerospace & Defense	1.0	6,711
Hotels, Restaurants & Leisure	1.0	6,652
Insurance	1.0	6,122
Automobiles	0.9	5,953
Multiline Retail	0.8	5,369
Auto Components	0.7	4,300
Electronic Equipment & Instruments	0.7	4,193
Internet & Catalog Retail	0.6	3,778
Health Care Providers & Services	0.5	2,900

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica Oppenheimer Developing Markets
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011 (all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Chemicals	0.4%	$2,373
Leisure Equipment & Products	0.3	2,144
Machinery	0.3	1,864
Capital Markets	0.2	1,500
Tobacco	0.1	711
Software	0.1	584

Investment Securities, at Value	91.2	587,530
Short-Term Investments	8.8	56,810

Total Investments	100.0%	$644,340

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/29/2011.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $39,168.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $5,954, or 0.99%, of the fund’s net assets.

§	Illiquid. This security had a value of $3,782, or 0.63%, of the fund’s net assets.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $534,107. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $125,318 and $15,085, respectively. Net unrealized appreciation for tax purposes is $110,233.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $5,954, or 0.99%, of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company
VALUATION SUMMARY:

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$194,122	$387,353	$—	$581,475
Preferred Stocks	6,055	—	—	6,055
Repurchase Agreement	—	16,409	—	16,409
Securities Lending Collateral	40,401	—	—	40,401

Total	$240,578	$403,762	$—	$644,340

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica Oppenheimer Small- & Mid-Cap Value
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.0%
Aerospace & Defense - 0.8%
Aercap Holdings NV ‡	221,620	$2,730
Airlines - 1.0%
United Continental Holdings, Inc. ‡Λ	177,300	3,213
Auto Components - 3.7%
Lear Corp.	118,200	5,792
WABCO Holdings, Inc. ‡	103,420	6,521
Beverages - 1.0%
Molson Coors Brewing Co. — Class B	73,870	3,328
Capital Markets - 2.2%
Affiliated Managers Group, Inc. ‡ Λ	36,934	3,853
Invesco, Ltd.	147,750	3,277
Chemicals - 3.6%
Celanese Corp. -Series A Λ	118,200	6,517
Mosaic Co.	73,870	5,224
Commercial Banks - 6.1%
Associated Banc-Corp. Λ	73,870	1,008
Comerica, Inc. Λ	147,750	4,732
Fifth Third Bancorp	369,370	4,673
M&T Bank Corp. Λ	44,320	3,822
TCF Financial Corp. Λ	325,050	4,135
Zions Bancorporation Λ	73,870	1,618
Computers & Peripherals - 0.7%
Seagate Technology PLC Λ	177,300	2,463
Containers & Packaging - 2.1%
Rock-Tenn Co. — Class A Λ	110,810	6,810
Diversified Consumer Services - 1.3%
Coinstar, Inc. ‡ Λ	88,950	4,346
Diversified Financial Services - 1.4%
CIT Group, Inc. ‡	118,200	4,697
Electric Utilities - 3.8%
Cleco Corp. Λ	155,140	5,386
NV Energy, Inc.	221,620	3,289
Pepco Holdings, Inc. Λ	192,070	3,588
Electrical Equipment - 2.8%
Cooper Industries PLC — Class A	88,650	4,637
General Cable Corp. ‡ Λ	118,200	4,701
Electronic Equipment & Instruments - 1.7%
Arrow Electronics, Inc. ‡	44,320	1,540
Jabil Circuit, Inc. Λ	177,300	3,247
Kemet Corp. ‡ Λ	73,870	901
Energy Equipment & Services - 4.3%
C&J Energy Services, Inc. ‡	11,050	337
Ensco PLC ADR	96,040	5,115
Nabors Industries, Ltd. ‡	177,300	4,682
Tidewater, Inc. Λ	73,870	4,014
Food & Staples Retailing - 0.7%
Kroger Co.	88,650	2,205
Food Products - 3.1%
Adecoagro SA ‡ Λ	265,950	3,018
Chiquita Brands International, Inc. ‡ Λ	73,870	875
ConAgra Foods, Inc.	147,750	3,783
Sara Lee Corp.	147,750	2,824
Gas Utilities - 2.1%
AGL Resources, Inc. Λ	103,420	4,220
EQT Corp. Λ	44,320	2,813
Health Care Equipment & Supplies - 1.0%
Hospira, Inc. ‡	66,490	3,399
Health Care Providers & Services - 7.2%
Aetna, Inc.	81,370	3,376
DaVita, Inc. ‡	44,327	3,703
Humana, Inc.	73,870	5,509
Quest Diagnostics, Inc. Λ	73,870	3,990
Universal Health Services, Inc. — Class B Λ	140,360	6,968
Hotels, Restaurants & Leisure - 1.7%
Bally Technologies, Inc. ‡Λ	59,100	2,330
Pinnacle Entertainment, Inc. ‡Λ	221,621	3,198
Household Durables - 3.7%
Mohawk Industries, Inc. ‡Λ	73,870	3,843
Newell Rubbermaid, Inc.	325,050	5,045
Stanley Black & Decker, Inc. Λ	51,710	3,401
Household Products - 2.4%
Church & Dwight Co., Inc. Λ	88,650	3,576
Energizer Holdings, Inc. ‡	51,708	4,170
Independent Power Producers & Energy Traders - 1.4%
Constellation Energy Group, Inc.	88,650	3,443
GenOn Energy, Inc. ‡	295,500	1,149
Insurance - 6.1%
ACE, Ltd.	73,878	4,949
AON Corp.	73,870	3,555
Everest RE Group, Ltd.	59,104	4,854
Reinsurance Group of America, Inc. — Class A	59,100	3,440
Unum Group Λ	132,970	3,243
Internet Software & Services - 0.6%
VeriSign, Inc. Λ	59,100	1,845
IT Services - 0.9%
Teletech Holdings, Inc. ‡Λ	147,747	2,924
Leisure Equipment & Products - 1.8%
Mattel, Inc.	221,620	5,908
Machinery - 3.4%
AGCO Corp. ‡	118,200	5,605
Ingersoll-Rand PLC Λ	147,750	5,529
Media - 1.6%
Cablevision Systems Corp. — Class A	221,620	5,399
Metals & Mining - 0.9%
Allegheny Technologies, Inc. Λ	51,710	3,009
Multi-Utilities - 3.0%
CMS Energy Corp. Λ	295,498	5,655
Scana Corp. Λ	110,810	4,343
Oil, Gas & Consumable Fuels - 5.8%
Bill Barrett Corp. ‡Λ	84,960	4,228
Cimarex Energy Co.	36,940	3,255
Noble Energy, Inc.	44,320	4,418
Plains Exploration & Production Co. ‡	44,320	1,729
Whiting Petroleum Corp. ‡	92,340	5,410
Pharmaceuticals - 1.6%
Impax Laboratories, Inc. ‡Λ	88,650	1,878
Mylan Inc. ‡	147,750	3,365
Real Estate Investment Trusts - 2.8%
BioMed Realty Trust, Inc. Λ	221,626	4,348
ProLogis, Inc.	132,970	4,738

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica Oppenheimer Small- & Mid-Cap Value
SCHEDULE OF INVESTMENTS (continued)

At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment - 2.3%
Atmel Corp. ‡Λ	325,050	$3,933
Marvell Technology Group, Ltd. ‡Λ	88,650	1,314
Xilinx, Inc. Λ	73,870	2,371
Software - 2.6%
Aspen Technology, Inc. ‡Λ	147,750	2,290
Electronic Arts, Inc. ‡	147,750	3,287
Take-Two Interactive Software, Inc. ‡Λ	206,850	2,790
Specialty Retail - 0.7%
Children’s Place Retail Stores, Inc. ‡Λ	44,320	2,142
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp. Λ	44,320	3,171
Wireless Telecommunication Services - 1.1%
NII Holdings, Inc. ‡	88,650	3,754

Total Common Stocks (cost $276,179)		315,713

SECURITIES LENDING COLLATERAL - 24.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	81,440,825	81,441
Total Securities Lending Collateral (cost $81,441)

	Principal	Value

REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $14,806 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $15,105.	$14,806	14,806
Total Repurchase Agreement (cost $14,806)

Total Investment Securities (cost $372,426) #		411,960

Other Assets and Liabilities — Net		(83,276)

Net Assets		$328,684

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $79,492.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $372,426. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $46,164 and $6,630, respectively. Net unrealized appreciation for tax purposes is $39,534.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$287,273	$28,440	$—	$315,713
Repurchase Agreement	—	14,806	—	14,806
Securities Lending Collateral	81,441	—	—	81,441

Total	$368,714	$43,246	$—	$411,960

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 91.4%
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/2016 Λ		$31,158	$32,533
0.63%, 07/15/2021		24,051	24,645
1.13%, 01/15/2021		14,352	15,461
1.75%, 01/15/2028 γ		41,725	46,771
2.00%, 01/15/2026 γ		30,042	34,847
2.38%, 01/15/2025 γ		30,734	37,297
2.38%, 01/15/2027 Λ		13,877	16,864
2.50%, 01/15/2029		26,342	32,656
3.38%, 04/15/2032		636	903
3.63%, 04/15/2028		41,978	58,681
3.88%, 04/15/2029 • Ю		50,752	73,989
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/2013		1,282	1,325
1.25%, 04/15/2014		1,601	1,711
1.38%, 01/15/2020 γ		6,998	7,754
1.63%, 01/15/2015 γ		30,636	33,642
1.63%, 01/15/2018		16,064	18,130
1.88%, 07/15/2013		52,593	56,032
1.88%, 07/15/2015 γ		33,790	37,808
1.88%, 07/15/2019 Λ		14,175	16,341
2.00%, 04/15/2012 - 01/15/2016		82,989	90,254
2.13%, 01/15/2019		20,009	23,387
2.13%, 02/15/2041 Λ		24,237	28,562
2.38%, 01/15/2017 γ • Ю		48,160	56,095
2.50%, 07/15/2016		783	913
2.63%, 07/15/2017 Λ		7,084	8,433
3.00%, 07/15/2012 Λ Ю		32,409	33,658
3.38%, 01/15/2012		60,172	61,149

Total U.S. Government Obligations (cost $810,143)			849,841

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
Fannie Mae
0.34%, 08/25/2034 *		114	108
0.87%, 02/25/2041 *		3,631	3,650
1.46%, 10/01/2044 *		42	43
Freddie Mac
0.42%, 02/15/2019 *		1,405	1,405

Total U.S. Government Agency Obligations (cost $5,212)			5,206

FOREIGN GOVERNMENT OBLIGATIONS - 4.9%
Australia Government Bond
2.50%, 09/20/2030	AUD	1,300	1,539
3.00%, 09/20/2025	AUD	5,500	7,066
4.00%, 08/20/2020	AUD	2,100	3,990
Canadian Government Bond
2.75%, 09/01/2016	CAD	2,600	2,812
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/2016 - 09/15/2021	EUR	14,615	18,296
2.35%, 09/15/2019	EUR	3,193	4,088
2.60%, 09/15/2023	EUR	1,098	1,328
Italy Certificati di Credito del Tesoro
2.43%, 10/15/2017 *	EUR	2,700	3,391
New South Wales Treasury Corp.
2.75%, 11/20/2025	AUD	2,200	2,707

Total Foreign Government Obligations (cost $44,783)			45,217

MORTGAGE-BACKED SECURITIES - 4.1%
Arran Residential Mortgages Funding PLC
Series 2010-1A, Class A1B
2.62%, 05/16/2047 - 144A *		438	630
Series 2011-1A, Class A1B
2.62%, 11/19/2047 - 144A *		3,800	5,458
Series 2011-1A, Class A2B
2.87%, 11/19/2047 - 144A *		7,900	11,329
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-3, Class A2
5.62%, 06/10/2049 *		135	138
Series 2007-3, Class A2FL
0.38%, 06/10/2049 - 144A *		135	130
Series 2007-5, Class A4
5.49%, 02/10/2051		530	571
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033		33	35
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.71%, 03/25/2035 *		669	616
Series 2005-2, Class A2
2.73%, 03/25/2035 *		206	190
Series 2005-5, Class A1
2.34%, 08/25/2035 *		213	197
Series 2005-5, Class A2
2.40%, 08/25/2035 *		369	331
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.37%, 08/25/2035 *		261	244
Series 2005-6, Class A2
2.45%, 08/25/2035 *		320	273
Series 2005-6, Class A3
2.10%, 08/25/2035 *		43	39
Series 2005-11, Class A1A
2.66%, 12/25/2035 *		35	31
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *		400	439
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.48%, 04/25/2035 *		1,046	663
Series 2005-R2, Class 1AF1
0.53%, 06/25/2035 - 144A *		221	200
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A		6,700	6,771
Granite Master Issuer PLC
Series 2006-3, Class A3
0.23%, 12/20/2054 *		734	701
Series 2006-3, Class A7
0.29%, 12/20/2054 *		191	182
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.41%, 06/25/2045 *		416	276
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.78%, 09/25/2035 *		683	641

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.43%, 12/12/2043	$510	$554
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	200	220
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.59%, 03/25/2036 *	668	203
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	300	323
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	1,200	1,313
Permanent Master Issuer PLC
Series 2011-1A, Class 1A3
2.91%, 07/15/2042 - 144A *	400	573
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.37%, 06/25/2046 *	1,074	402
Sequoia Mortgage Trust
Series 5, Class A
0.54%, 10/19/2026 *	104	92
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
0.40%, 05/25/2046 *	961	534
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045 *	720	784
Series 2006-C28, Class A4
5.57%, 10/15/2048	400	435
WaMu Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
2.78%, 09/25/2033 *	676	653
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 2A1
2.84%, 04/25/2036 *	1,947	1,622

Total Mortgage-Backed Securities (cost $37,801)		37,793

ASSET-BACKED SECURITIES - 1.3%
ARES CLO Funds
Series 2006-6RA, Class A1B
0.48%, 03/12/2018 - 144A *	767	757
Countrywide Asset-Backed Certificates
Series 2005-13, Class 3AV3
0.44%, 04/25/2036 *	269	236
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, 06/25/2036 *	1,186	709
Duane Street CLO
Series 2005-1A, Class A2
0.52%, 11/08/2017 - 144A *	485	469
Equity One, Inc.
Series 2004-1, Class AV2
0.49%, 04/25/2034 *	47	34
Gazprom OAO Via GAZ Capital SA
5.09%, 11/29/2015 - 144A	500	529
Series 16, Class
7.34%, 04/11/2013 - 144A	300	325

Harvest CLO SA
Series IX, Class A1
2.00%, 03/29/2017 * ə		302	415
Katonah, Ltd.
Series 6A, Class A1A
0.57%, 09/20/2016 - 144A *		1,174	1,156
Magi Funding PLC
Series I-A, Class A
1.84%, 04/11/2021 - 144A * ə		651	875
Magnolia Funding, Ltd.
Series 2010-1A, Class A1
3.00%, 04/20/2017 - 144A ə		355	510
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036 *		448	245
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.03%, 06/25/2033 *		509	471
SLM Student Loan Trust
Series 2003-6, Class A4
0.45%, 12/17/2018 *		623	620
Series 2009-B, Class A1
6.19%, 07/15/2042 - 144A *		2,959	2,804
Series 2010-B, Class A1
2.11%, 08/15/2016 - 144A *		860	860
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A2
0.33%, 05/25/2047 *		900	638
Wood Street CLO BV
Series II-A, Class A1
1.76%, 03/29/2021 - 144A *		296	405

Total Asset-Backed Securities (cost $12,315)			12,058

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		500	368
Tobacco Settlement Finance Authority -Series A
7.47%, 06/01/2047		665	508
Tobacco Settlement Financing Corp. -Series A
6.00%, 06/01/2023		315	316

Total Municipal Government Obligations (cost $1,404)			1,192

PREFERRED CORPORATE DEBT SECURITIES - 0.3%
Commercial Banks - 0.3%
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž Λ		1,500	1,607
Wells Fargo Capital XIII
7.70%, 03/26/2013 * Ž Λ		800	825

Total Preferred Corporate Debt Securities (cost $2,300)			2,432

CORPORATE DEBT SECURITIES - 21.0%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.
0.70%, 03/22/2016 * Λ		5,455	5,137
1.72%, 11/15/2014 *	EUR	300	418
Morgan Stanley
1.73%, 11/29/2013 *	EUR	100	140
1.76%, 03/01/2013 *	EUR	1,000	1,420
2.76%, 05/14/2013 * Λ		$8,800	8,970
Morgan Stanley — Series F
0.70%, 10/18/2016 * Λ		800	733

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

Commercial Banks - 10.7%
ANZ National International, Ltd.
0.70%, 08/19/2014 - 144A *		$2,000	$2,012
Banco Bradesco SA
2.36%, 05/16/2014 - 144A *		4,600	4,654
Banco Mercantil del Norte SA
4.38%, 07/19/2015 - 144A Λ		100	102
Banco Santander Brazil SA
2.35%, 03/18/2014 - 144A *		7,500	7,478
Bank of India
6.25%, 02/16/2021 - Reg S		500	526
Barclays Bank PLC
1.35%, 12/16/2011 *		10,600	10,600
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A		1,900	1,967
CIT Group, Inc.
5.25%, 04/01/2014 - 144A		1,000	1,003
Commonwealth Bank of Australia
0.98%, 03/17/2014 - 144A * Λ		4,900	4,908
Danske Bank A/S
1.30%, 04/14/2014 - 144A * Λ		3,800	3,800
HBOS PLC
0.45%, 09/06/2017 *		9,400	7,996
6.75%, 05/21/2018 - 144A		1,000	1,002
HSBC Bank PLC
3.10%, 05/24/2016 - 144A Λ		17,500	17,711
ICICI Bank, Ltd.
2.01%, 02/24/2014 - 144A *		600	586
ING Bank NV
1.65%, 06/09/2014 - 144A * Λ		15,500	15,516
National Australia Bank, Ltd.
0.97%, 04/11/2014 - 144A * Λ		5,700	5,694
5.35%, 06/12/2013 - 144A		1,400	1,504
Royal Bank of Scotland PLC
2.68%, 08/23/2013 *		7,000	7,137
3.00%, 12/09/2011 - 144A Λ		1,000	1,009
Societe Generale SA
1.30%, 04/11/2014 - 144A *		3,800	3,721
Turkiye Garanti Bankasi AS
2.75%, 04/20/2016 - 144A * §		500	496
Consumer Finance - 0.9%
Ally Financial, Inc.
3.48%, 02/11/2014 *		100	98
3.65%, 06/20/2014 *		200	196
6.63%, 05/15/2012 Λ		5,000	5,112
6.88%, 09/15/2011		2,500	2,515
8.30%, 02/12/2015		100	110
SLM Corp.
5.05%, 11/14/2014		300	306
Diversified Financial Services - 4.0%
Citigroup, Inc.
7.38%, 06/16/2014	EUR	1,100	1,749
Countrywide Financial Corp.
5.80%, 06/07/2012 Λ		$500	518
Credit Agricole Home Loan SFH
1.00%, 07/21/2014 - 144A *		3,400	3,385
Ford Motor Credit Co., LLC
7.00%, 10/01/2013 Λ		1,700	1,828
7.25%, 10/25/2011 Λ		1,950	1,974
7.50%, 08/01/2012 Λ		900	943
7.80%, 06/01/2012 Λ		450	470
FUEL Trust
3.98%, 06/15/2016 - 144A		3,600	3,632
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A		600	636
6.75%, 09/01/2016 - 144A		500	530
7.13%, 09/01/2018 - 144A		1,000	1,065
JPMorgan Chase & Co.
1.00%, 05/02/2014 * Λ		2,700	2,691
Merrill Lynch & Co., Inc.
1.87%, 01/31/2014 *	EUR	800	1,124
2.28%, 09/27/2012 *	EUR	7,400	10,428
SSIF Nevada, LP
0.95%, 04/14/2014 - 144A *		$5,700	5,700
Vita Capital III, Ltd.
1.37%, 01/01/2012 - 144A * §		400	398
Diversified Telecommunication Services - 0.3%
TDC A/S
3.50%, 02/23/2015 - Reg S	EUR	2,000	2,936
Energy Equipment & Services - 0.3%
Transocean, Inc.
4.95%, 11/15/2015 Λ		$2,300	2,529
Food Products - 0.6%
Tyson Foods, Inc.
10.50%, 03/01/2014 Λ		5,000	5,963
Health Care Providers & Services - 0.3%
HCA, Inc.
9.25%, 11/15/2016		3,000	3,201
Household Durables - 0.4%
Black & Decker Corp.
8.95%, 04/15/2014		3,000	3,550
Insurance - 0.7%
American International Group, Inc.
8.18%, 05/15/2058 * Λ		3,650	3,978
8.63%, 05/22/2038 - Reg S *	GBP	500	835
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015		$1,093	1,228
Pacific Life Global Funding
5.15%, 04/15/2013 - 144A		300	319
Media - 0.4%
CSC Holdings LLC
8.50%, 06/15/2015		3,200	3,456
Metals & Mining - 0.0% ∞
Gerdau Holdings, Inc.
7.00%, 01/20/2020 - 144A Λ		200	224
Oil, Gas & Consumable Fuels - 0.6%
Petrobras International Finance Co.
3.88%, 01/27/2016		3,700	3,836
Petroleos Mexicanos
5.50%, 01/21/2021		800	854
6.50%, 06/02/2041 - 144A §		700	740

Total Corporate Debt Securities (cost $189,113)			195,297

COMMERCIAL PAPER - 0.0% ∞
Commercial Banks - 0.0% ∞
Banco do Brasil SA
1.31% 11/15/2011 ▲		250	249
Total Commercial Paper (cost $249)

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

LOAN ASSIGNMENTS - 0.7%
Consumer Finance - 0.5%
Springleaf Finance Corp.
5.50%, 05/10/2017 *	$4,400	$4,300
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc., Tranche B
0.00%, 07/02/2018 *	2,000	2,001

Total Loan Assignments (cost $6,374)		6,301

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% ∞
U.S. Treasury Bill
0.17%, 08/25/2011 ▲ a	260	260
Total Short-Term U.S. Government Obligation (cost $260)

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 0.0% ∞
Commercial Banks - 0.0% ∞
Wells Fargo & Co. 7.50%	400	425
Total Convertible Preferred Stock (cost $400)

	Notional
	Amount	Value

PURCHASED SWAPTION - 0.0% ∞ p
Call Swaptions — 0.0% ∞
If exercised the Series receives 1.25%, and pays floating 3 month LIBOR, European Style	46,300	305
Expires 04/30/2012 §
Total Purchased Swaption (cost $145)

	Shares	Value

SECURITIES LENDING COLLATERAL — 7.8%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.25% ▲	72,841,830	72,842
Total Securities Lending Collateral (cost $72,842)

	Principal	Value

REPURCHASE AGREEMENT — 0.1%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $1,011 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $1,033.	$1,011	1,011
Total Repurchase Agreement (cost $1,011)

Total Investment Securities (cost $1,184,352) #		1,230,429
Other Assets and Liabilities — Net		(300,326)
Net Assets		$930,103
REVERSE REPURCHASE AGREEMENTS — (1.8)%
Credit Suisse First Boston Mortgage Securities Corp. 0.12% ▲, dated 05/25/2011, to be repurchased at $(6,851) on 08/25/2011.	$(6,851)	$(6,851)
0.14% ▲, dated 06/07/2011, to be repurchased at $(2,809) on 10/07/2011.	(2,809)	(2,809)
0.15% ▲, dated 06/17/2011, to be repurchased at $(2,116) on 08/17/2011.	(2,116)	(2,116)
Deutsche Bank Securities, Inc. 0.15% ▲, dated 05/26/2011, to be repurchased at $(10,658) on 11/23/2011.	(10,658)	(10,658)

Total Reverse Repurchase Agreement (cost $(22,434))		(22,434)

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.0)% ∞
Call Options — (0.0)% ∞
5-Year U.S. Treasury Note Future	(2)	(2)
Call Strike $121.00
Expires 08/26/2011
Euro Future	(90)	(26)
Call Strike $99.38
Expires 09/19/2011
Put Options — (0.0)% ∞
5-Year U.S. Treasury Note Future	(2)	(1)
Put Strike $121.00
Expires 08/26/2011
Euro Future	(90)	(3)
Put Strike $99.38
Expires 09/19/2011
OTC AUD Vs USD	(2,300)	(30)
Put Strike $1.00
Expires 08/18/2011 Ə §
OTC AUD Vs USD	(2,700)	(17)
Put Strike $1.00
Expires 08/18/2011 Ə §

Total Written Options (Premiums: $(88))		(79)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS: π

		Pay/Receive	Exercise	Expiration	Notional	Premiums Paid
Description	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Received)	Value

Call - Interest Rate Swap, European Style §	2-Year OC FVA USD	Receive	0.00%	10/11/2011	$(11,800)	$(131)	$(177)
Call - Interest Rate Swap, European Style §	2-Year OC FVA USD	Receive	0.00	11/14/2011	(13,400)	(146)	(206)
Call - Interest Rate Swap, European Style §	10-Year IRO USD	Receive	0.01	10/11/2011	(5,500)	(28)	(30)
Call - Interest Rate Swap, European Style	5-Year IRO USD	Receive	1.80	09/12/2011	(4,100)	(10)	(34)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.00	08/24/2011	(11,600)	(71)	(131)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receive	3.00	08/24/2011	(2,900)	(15)	(33)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	03/10/2020	(1,800)	(14)	(6)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	03/12/2020	(7,600)	(64)	(20)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	04/07/2020	(14,200)	(127)	(38)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	0.00	09/29/2020	(1,700)	(22)	(5)
Put - Interest Rate Swap, European Style	5-Year CDX 1.2 IG15 UAG	Pay	1.20	09/21/2011	(400)	(2)	♦
Put - Interest Rate Swap, European Style	5-Year CDX.O 1.3 MYC	Pay	1.30	09/21/2011	(1,300)	(6)	(1)
Put - Interest Rate Swap, European Style	1-Year IRO USD	Pay	1.75	07/11/2013	(41,000)	(201)	(168)
Put - Interest Rate Swap, European Style	1-Year IRO USD	Pay	2.00	04/30/2012	(92,600)	(152)	(17)
Put - Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(1,400)	(9)	(3)
Put - Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(3,300)	(23)	(8)
Put - Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(67,100)	(538)	(162)
Put - Interest Rate Swap, European Style	5-Year IRO USD	Pay	2.50	09/12/2011	(4,100)	(18)	(1)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(8,100)	(90)	(13)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(13,300)	(147)	(21)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(7,000)	(78)	(11)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(10,600)	(96)	(17)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(16,600)	(172)	(26)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	3.75	08/24/2011	(2,900)	(18)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	3.75	08/24/2011	(11,600)	(58)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(1,400)	(9)	♦
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(2,600)	(18)	♦

						$(2,263)	$(1,128)

SWAP AGREEMENTS: π
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied Credit			Premiums		Net Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market	Paid		Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	07/31/2011 (3)	Amount (4)	Value	(Received)		(Depreciation)

Black and Decker Corp., 8.95%, 04/15/2014	2.20%	06/20/2014	CBK	28.15	$3,000	$(166)	$	♦	$(166)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	0.76	09/20/2015	BRC	74.79	6,000	7		♦	7
Tyson Foods, Inc., 6.60%, 03/20/2014	1.00	03/20/2014	BPS	98.12	6,000	9	234		(225)

						$(150)	$234		$(384)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

				Implied Credit			Premiums	Net Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market	Paid	Appreciation
Reference Obligation	Receive Rate	Date	Counterparty	07/31/2011 (3)	Amount (4)	Value	(Received)	(Depreciation)

20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00%	12/20/2015	BOA	80.59	$500	$4	$9	$(5)
20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00	12/20/2015	GST	80.59	500	4	9	(5)
20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00	12/20/2015	RYL	80.59	700	5	13	(8)
20-Year Japan Government Bond, 2.00%, 03/21/2022 §	1.00	12/20/2015	BOA	80.59	2,900	22	56	(34)
American International Group, Inc., 6.25%, 05/01/2036	5.00	12/20/2013	DUB	140.91	6,500	552	(314)	866
Emerging Markets Index — Series 14, 5.00%	5.00	12/20/2015	CBK	205.03	2,500	301	286	15
Emerging Markets Index — Series 14, 5.00%	5.00	12/20/2015	DUB	205.03	1,100	133	138	(5)
Emerging Markets Index — Series 14, 5.00%	5.00	12/20/2015	RYL	205.03	600	72	73	(1)
Emerging Markets Index — Series 14, 5.00%	5.00	12/20/2015	UAG	205.03	1,300	157	155	2
Emerging Markets Index — Series 15, 5.00% §	5.00	06/20/2016	BRC	212.29	8,900	1,155	1,121	34
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	BRC	96.25	1,000	1	(15)	16
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	BRC	96.25	1,000	1	(7)	8
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	HUS	96.25	1,000	1	(11)	12
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2020	DUB	145.70	2,500	(88)	(72)	(16)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION (continued): (2)

				Implied Credit			Premiums	Net Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market	Paid	Appreciation
Reference Obligation	Receive Rate	Date	Counterparty	07/31/2011 (3)	Amount (4)	Value	(Received)	(Depreciation)

France Government Bond, 4.25%, 04/25/2019	0.25%	06/20/2015	CBK	102.80	$500	$(15)	$(9)	$(6)
France Government Bond, 4.25%, 04/25/2019	0.25	06/20/2015	DUB	102.80	400	(12)	(10)	(2)
France Government Bond, 4.25%, 04/25/2019	0.25	12/20/2015	CBK	110.36	600	(21)	(14)	(7)
France Government Bond, 4.25%, 04/25/2019	0.25	12/20/2015	BRC	110.36	1,100	(39)	(19)	(20)
France Government Bond, 4.25%, 04/25/2019	0.25	12/20/2015	BOA	110.36	800	(28)	(14)	(14)
France Government Bond, 4.25%, 04/25/2019	0.25	12/20/2015	BOA	110.36	1,200	(43)	(28)	(15)
France Government Bond, 4.25%, 04/25/2019	0.25	12/20/2015	RYL	110.36	900	(32)	(15)	(17)
France Government Bond, 4.25%, 04/25/2019	0.25	06/20/2016	MYC	117.99	900	(38)	(39)	1
France Government Bond, 4.25%, 04/25/2019	0.25	06/20/2016	CBK	117.99	800	(34)	(35)	1
Petrobras International Finance Co., 8.38%, 12/10/2018	1.00	09/20/2012	DUB	74.45	300	1	(2)	3
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	DUB	59.65	700	11	3	8
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	CBK	59.65	1,600	24	10	14
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	06/20/2015	DUB	59.65	2,200	33	14	19
United Kingdom Gilt, 4.25%, 06/07/2032 §	1.00	12/20/2015	DUB	65.73	900	13	18	(5)

						$2,140	$1,301	$839

INTEREST RATE SWAP AGREEMENTS — FIXED RATE RECEIVABLE:

							Premiums	Net Unrealized
		Maturity			Notional		Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Currency Code	Amount	Market Value	(Received)	(Depreciation)

3-Month USD-LIBOR	3.50%	06/15/2021	CBK	USD	$2,500	$(133)	$ ♦	$(133)
3-Month USD-LIBOR	4.25	06/15/2041	GLM	USD	6,000	(491)	204	(694)
3-Month USD-LIBOR	4.25	06/15/2041	BRC	USD	2,700	(221)	16	(237)
3-Month USD-LIBOR	4.00	12/21/2041	BOA	USD	1,500	(31)	31	(63)
3-Month USD-LIBOR	4.00	12/21/2041	MYC	USD	1,600	(33)	9	(43)
3-Month USD-LIBOR	4.00	12/21/2041	CBK	USD	7,300	(152)	176	(328)
3-Month USD-LIBOR	4.00	12/21/2041	DUB	USD	4,200	(88)	(14)	(74)
BRL-CDI	14.77	01/02/2012	MLC	BRL	1,100	75	1	74
BRL-CDI	14.77	01/02/2012	HUS	BRL	200	14	♦	14

						$(1,060)	$423	$(1,483)

INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

							Premiums	Net Unrealized
		Maturity		Currency	Notional		Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Market Value	(Received)	(Depreciation)

BRL-CDI	11.36%	01/02/2012	HUS	BRL	$29,800	$283	$8	$275
BRL-CDI	10.68	01/02/2012	BRC	BRL	14,800	(115)	(13)	(102)
BRL-CDI	11.63	01/02/2012	MYC	BRL	20,100	83	(5)	88
BRL-CDI	11.14	01/02/2012	HUS	BRL	2,600	28	2	26
BRL-CDI	10.12	01/02/2012	MYC	BRL	3,000	(74)	(3)	(71)
BRL-CDI	10.58	01/02/2012	UAG	BRL	13,000	(145)	♦	(145)
BRL-CDI	12.07	01/02/2013	UAG	BRL	14,900	97	(26)	123
BRL-CDI	11.89	01/02/2013	HUS	BRL	4,800	18	3	15
BRL-CDI	11.89	01/02/2013	GLM	BRL	20,100	77	6	71
BRL-CDI	11.98	01/02/2013	MYC	BRL	5,300	26	♦	26
FRC — Excluding Tobacco-Non-Revised CPI	2.10	10/15/2011	UAG	EUR	2,800	124	♦	124

						$402	$(28)	$430

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: e

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	150	09/21/2011	$84
3-Month EURIBOR	Long	19	06/18/2012	46
3-Month EURIBOR	Long	19	09/17/2012	54
3-Month EURIBOR	Long	19	12/17/2012	60
3-Month EURIBOR	Long	19	03/18/2013	63
90-Day Euro	Long	74	09/17/2012	76
90-Day Euro	Long	523	12/17/2012	265
90-Day Euro	Long	177	03/18/2013	112
90-Day Euro	Long	51	06/17/2013	37
90-Day Euro	Long	56	09/16/2013	43
90-Day Euro	Long	172	12/16/2013	145

				$985

FORWARD FOREIGN CURRENCY CONTRACTS: ◘

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(5,953)	08/31/2011	$(6,489)	$(23)
Brazilian Real	(8,962)	08/02/2011	(5,605)	(171)
Brazilian Real	8,962	08/02/2011	5,544	232
Brazilian Real	(170)	09/02/2011	(109)	♦
Brazilian Real	(170)	09/02/2011	(108)	(1)
Brazilian Real	8,962	09/02/2011	5,569	163
Brazilian Real	170	11/03/2011	106	1
Brazilian Real	170	11/03/2011	108	♦
Canadian Dollar	3,065	09/19/2011	3,108	96
Canadian Dollar	3,065	09/19/2011	3,111	93
Chinese Yuan Renminbi	2,169	11/15/2011	337	♦
Chinese Yuan Renminbi	1,708	11/15/2011	266	♦
Chinese Yuan Renminbi	10,270	11/15/2011	1,581	16
Chinese Yuan Renminbi	4,195	11/15/2011	653	(1)
Chinese Yuan Renminbi	16,915	02/13/2012	2,611	28
Euro	(143)	10/19/2011	(205)	♦
Euro	(2,043)	10/19/2011	(2,883)	(47)
Euro	(58,414)	10/19/2011	(81,399)	(2,368)
Euro	(1,356)	10/19/2011	(1,912)	(33)
Indian Rupee	(360,287)	08/12/2011	(8,100)	(35)
Indian Rupee	43,000	08/12/2011	920	51
Indian Rupee	317,287	08/12/2011	6,759	405
Indian Rupee	360,287	07/12/2012	7,751	(4)
Indonesian Rupiah	8,816,000	10/31/2011	950	75
Indonesian Rupiah	4,259,600	10/31/2011	463	32
Indonesian Rupiah	4,810,000	10/31/2011	520	39
Indonesian Rupiah	3,562,800	01/31/2012	393	17
Japanese Yen	(79,081)	10/17/2011	(984)	(44)
Malaysian Ringgit	600	08/11/2011	193	9
Malaysian Ringgit	800	08/11/2011	260	9
Malaysian Ringgit	600	08/11/2011	194	8
Malaysian Ringgit	600	08/11/2011	195	7
Malaysian Ringgit	600	08/11/2011	195	7
Malaysian Ringgit	1,060	08/11/2011	343	14
Malaysian Ringgit	600	08/11/2011	195	7
Malaysian Ringgit	1,299	08/11/2011	420	17
Malaysian Ringgit	900	08/11/2011	292	11
Malaysian Ringgit	989	08/11/2011	321	12
Malaysian Ringgit	(8,048)	08/11/2011	(2,674)	(36)
Malaysian Ringgit	643	11/10/2011	216	(1)
Malaysian Ringgit	8,048	04/23/2012	2,649	12
Mexican Peso	46,567	11/18/2011	3,970	(42)
Philippine Peso	24,300	11/15/2011	548	24
Philippine Peso	12,400	11/15/2011	280	12

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued): ◘

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)
Philippine Peso	9,628	11/15/2011	$215	$12
Philippine Peso	12,300	11/15/2011	279	11
Philippine Peso	12,400	11/15/2011	279	13
Philippine Peso	29,200	11/15/2011	658	29
Philippine Peso	149,565	03/15/2012	3,449	45
Pound Sterling	(603)	09/13/2011	(990)	1
Republic of Korea Won	11,696,418	08/12/2011	10,651	443
Republic of Korea Won	(11,696,418)	08/12/2011	(11,038)	(56)
Republic of Korea Won	11,696,418	11/14/2011	10,978	77
Singapore Dollar	200	09/09/2011	156	10
Singapore Dollar	284	09/09/2011	230	5
Singapore Dollar	1,004	09/09/2011	785	49
Singapore Dollar	1,000	09/09/2011	812	19
Singapore Dollar	200	09/09/2011	163	3
Singapore Dollar	200	09/09/2011	156	11
Singapore Dollar	1,000	09/09/2011	805	26
Singapore Dollar	200	09/09/2011	156	10
Singapore Dollar	200	09/09/2011	162	4
Singapore Dollar	1,000	09/09/2011	812	18
Singapore Dollar	200	09/09/2011	157	10
				$(669)
NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $71,346.
γ	A portion of these securities, in the amount of $978, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
•	A portion of these securities in the amount of $11,125 has been segregated as collateral with the broker to cover the open Deutsche Bank Securities Inc. reverse repurchase agreement.
Ю	A portion of these securities in the amount of $11,999 has been segregated as collateral with the broker to cover the open Credit Suisse First Boston Mortgage Securities Corp. reverse repurchase agreement.
*	Floating or variable rate note. Rate is listed as of 07/29/2011.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $1,753, or 0.19%, of the fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. At 07/31/2011, the market value of illiquid investment securities aggregated to $1,939, or 0.21%, of the fund’s net assets, and illiquid derivatives aggregated to $811, or 0.09%, of the fund’s net assets.
∞	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 07/29/2011.
a	A portion of this security in the amount of $260 has been segregated as collateral with the broker for open swaps contracts and/or for swaptions.
p	Cash, in the amount of $2,470, has been pledged by the broker as collateral with the custodian for open swap contracts.
#	Aggregate cost for federal income tax purposes is $1,184,352. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $52,669 and $6,592, respectively. Net unrealized appreciation for tax purposes is $46,077.
v	Cash in the amount of $310 has been segregated as collateral with the broker to cover the open Credit Suisse First Boston Mortgage Securities Corp. reverse repurchase agreements.
♦	Value is less than $1 or zero.
(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
┌	Contract amounts are not in thousands.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS (continued):
ε	Cash in the amount of $10 is segregated as collateral with the broker to cover margin requirements for open futures contracts.
◘	Cash in the amount of $300 has been pledged by the broker as collateral with the custodian to cover open forward foreign currency contracts.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $123,573, or 13.29%, of the fund’s net assets.
AUD	Australian Dollar
BOA	Bank of America
BP	Basis Point
BPS	BNP Paribas
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivatives indices.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FVA	Forward Volatility Agreement
FRC	Fixed Rate Credit
GBP	Pound Sterling
GLM	Goldman Sachs Global Liquidity Management
GST	Goldman Sachs Trust
HUS	HSBC Bank USA
IRO	Interest Rate Options
LIBOR	London Interbank Offered Rate
MLC	Merrill Lynch Capital Services
MYC	Morgan Stanley Capital Services
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OTC	Over The Counter
RYL	Royal Bank of Scotland PLC
UAG	UBS AG
USD	United States Dollar
VALUATION SUMMARY: 3

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Asset-Backed Securities	$—	$11,183	$875	$12,058
Commercial Papers	—	249	—	249
Convertible Preferred Stocks	425	—	—	425
Corporate Debt Securities	—	195,297	—	195,297
Foreign Government Obligations	—	45,217	—	45,217
Loan Assignments	—	6,301	—	6,301
Mortgage-Backed Securities	—	37,793	—	37,793
Municipal Government Obligations	—	1,192	—	1,192
Preferred Corporate Debt Securities	—	2,432	—	2,432
Purchased Swaptions	—	305	—	305
Repurchase Agreement	—	1,011	—	1,011
Securities Lending Collateral	72,842	—	—	72,842
Short-Term U.S. Government Obligations	—	260	—	260
U.S. Government Agency Obligations	—	5,206	—	5,206
U.S. Government Obligations	—	849,841	—	849,841
Total	$73,267	$1,156,287	$875	$1,230,429

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Real Return TIPS
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	07/31/2011

Reverse Repurchase Agreement	$—	$(22,434)	$—	$(22,434)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	07/31/2011

Written Options	$—	$(79)	$—	$(79)
Written Swaptions	—	(1,128)	—	(1,128)
Total	$—	$(1,207)	$—	$(1,207)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2011

Futures Contracts — Appreciation	$985	$—	$—	$985
Credit Default Swap — Appreciation	—	1,006	—	1,006
Credit Default Swap — Depreciation	—	(551)	—	(551)
Interest Rate Swap — Appreciation	—	836	—	836
Interest Rate Swap — Depreciation	—	(1,890)	—	(1,890)
Forward Foreign Currency Contracts — Appreciation	—	2,193	—	2,193
Forward Foreign Currency Contracts — Depreciation	—	(2,862)	—	(2,862)
Total	$985	$(1,268)	$—	$(283)

Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized		Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	Transfers	out of	Balance at	Held at
Securities	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ	into Level 3	Level 3	07/31/2011	07/31/2011ƒ

Asset-Backed Securities	$—	$870	$—	$—	$—	$5	$—	$—	$875	$5

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 7.5%
U.S. Treasury Bond
3.88%, 08/15/2040		$7,200	$6,883
4.38%, 02/15/2038 - 05/15/2041		4,500	4,690
7.50%, 11/15/2024		1,400	2,035
U.S. Treasury Inflation Indexed Bond
1.13%, 01/15/2021 γ		11,771	12,680
U.S. Treasury Inflation Indexed Note
2.13%, 02/15/2041		2,888	3,403
U.S. Treasury Note
2.38%, 05/31/2018 γ		15,000	15,309

Total U.S. Government Obligations (cost $43,907)			45,000

U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.9%
Fannie Mae
0.29%, 01/25/2021 *		316	315
0.54%, 09/25/2042 *		464	462
1.46%, 03/01/2044 - 10/01/2044 *		1,642	1,673
2.12%, 07/01/2035 *		430	447
2.34%, 09/01/2035 *		704	738
2.45%, 01/01/2028 - 03/01/2034 *		336	352
2.52%, 11/01/2033 *		181	190
2.55%, 01/01/2026 *		3	4
4.00%, 04/01/2024 - 04/01/2041		70,632	72,931
4.50%, 12/01/2024 - 01/01/2025		2,650	2,823
5.00%, 08/01/2020 - 01/01/2030		7,397	7,957
5.50%, 01/01/2035 - 03/01/2037		16,086	17,487
6.00%, 07/01/2038 - 09/01/2038		2,587	2,848
6.30%, 10/17/2038		539	605
Fannie Mae, IO
6.91%, 07/25/2034 * §		1,910	354
Fannie Mae, TBA
3.00%		2,000	2,016
3.50%		48,000	49,342
4.00%		3,000	3,143
4.50%		41,000	42,794
Freddie Mac
1.47%, 10/25/2044 *		447	455
1.68%, 07/25/2044 *		458	456
2.37%, 03/01/2034 *		181	190
2.47%, 11/01/2033 *		176	184
2.48%, 03/01/2034 *		195	205
2.50%, 09/01/2035 *		51	53
2.51%, 01/01/2036 *		3,189	3,341
3.06%, 09/01/2035 *		761	793
4.00%, 01/01/2041		4,931	5,017
4.50%, 06/15/2017 - 09/15/2018		691	706
5.00%, 02/15/2020 - 08/15/2020		1,051	1,094
5.50%, 03/15/2017		23	23
6.50%, 04/15/2029 - 07/25/2043		28	32
Ginnie Mae
2.38%, 05/20/2024 *		49	51
6.50%, 06/20/2032		28	31
Ginnie Mae, IO
6.37%, 04/16/2033 - 10/16/2033 * §		1,653	308
6.41%, 08/16/2033 - 09/20/2034 * §		3,801	685
Overseas Private Investment Corp.
Zero Coupon, 05/02/2013		9,320	9,342
Zero Coupon, 12/10/2012 Ə		2,600	2,713
U.S. Small Business Administration
4.50%, 02/01/2014		39	41

Total U.S. Government Agency Obligations (cost $227,113)			232,201

FOREIGN GOVERNMENT OBLIGATIONS - 17.5%
Australia Government Bond
4.75%, 06/15/2016	AUD	12,900	14,337
5.25%, 03/15/2019	AUD	15,900	18,085
5.50%, 12/15/2013 - 01/21/2018	AUD	15,000	17,117
6.00%, 02/15/2017	AUD	4,000	4,705
Bundesrepublik Deutschland
4.25%, 07/04/2018	EUR	4,500	7,331
Canadian Government Bond
1.50%, 03/01/2012	CAD	8,100	8,497
1.75%, 03/01/2013	CAD	5,300	5,584
2.25%, 08/01/2014	CAD	20,200	21,529
Export-Import Bank of Korea
0.47%, 10/04/2011 - 144A *		$2,500	2,501
8.13%, 01/21/2014		3,300	3,771
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A Λ		200	217
Republic of Brazil
10.25%, 01/10/2028	BRL	1,000	716

Total Foreign Government Obligations (cost $97,436)			104,390

MORTGAGE-BACKED SECURITIES - 9.9%
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.38%, 09/25/2046 *		$957	508
Series 2006-4, Class 1A12
0.40%, 10/25/2046 *		2,188	1,189
Banc of America Funding Corp.
Series 2005-D, Class A1
2.76%, 05/25/2035 *		906	860
Series 2006-J, Class 4A1
5.77%, 01/20/2047 *		115	80
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		200	216
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.61%, 08/25/2033 *		772	737
Series 2003-8, Class 2A1
2.86%, 01/25/2034 *		18	17
Series 2003-8, Class 4A1
3.06%, 01/25/2034 *		141	133
Series 2005-2, Class A2
2.73%, 03/25/2035 *		606	560

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust (continued)
Series 2005-5, Class A2
2.40%, 08/25/2035 *	$271	$242
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1
2.87%, 09/25/2035 *	305	216
Series 2006-6, Class 32A1
4.52%, 11/25/2036 *	352	202
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.66%, 01/26/2036 *	307	192
CC Mortgage Funding Corp.
Series 2004-3A, Class A1
0.44%, 08/25/2035 - 144A *	229	159
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.45%, 08/25/2035 *	320	273
Series 2007-10, Class 22AA
5.66%, 09/25/2037 *	2,123	1,386
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	330	358
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	200	220
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	3	3
Series 2005-81, Class A1
0.47%, 02/25/2037 *	663	376
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	460	356
Series 2006-J8, Class A2
6.00%, 02/25/2037	409	272
Series 2006-OA17, Class 1A1A
0.38%, 12/20/2046 *	2,555	1,380
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 *	694	482
Series 2007-HY4, Class 1A1
2.89%, 06/25/2037 *	1,162	762
Series 2007-OA6, Class A1B
0.39%, 06/25/2037 *	1,179	782
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.80%, 10/19/2032 *	16	11
Series 2004-12, Class 12A1
2.78%, 08/25/2034 *	455	359
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	583	591
Series 2005-R2, Class 1AF1
0.53%, 06/25/2035 - 144A *	1,518	1,371
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.83%, 03/25/2032 - 144A *	1	1
Series 2003-AR15, Class 2A1
2.45%, 06/25/2033 *	978	908
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	883	587
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	417	283
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.75%, 08/25/2035 *	75	62
Fosse Master Issuer PLC
Series 2011-1A, Class A2
1.65%, 10/18/2054 - 144A *	5,500	5,511
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.14%, 03/06/2020 - 144A *	753	746
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.78%, 09/25/2035 *	141	132
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.43%, 03/19/2036 *	1,648	1,015
Series 2006-6, Class 5A1A
5.44%, 08/19/2036 *	650	455
Series 2006-12, Class 2A2A
0.38%, 01/19/2038 *	1,097	723
Series 2007-1, Class 2A1A
0.32%, 04/19/2038 *	1,153	751
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.66%, 12/25/2034 *	47	34
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	168	165
Series 2007-A1, Class 5A5
2.95%, 07/25/2035 *	806	774
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	1,900	2,087
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.39%, 10/25/2046 *	653	439
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.59%, 03/25/2036 *	141	43
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
0.63%, 12/15/2030 *	338	305
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.19%, 10/25/2035 *	43	34
Series 2005-3, Class 4A
0.44%, 11/25/2035 *	41	35
Series 2005-A10, Class A
0.40%, 02/25/2036 *	187	132
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	100	109
Series 2007-XLFA, Class A1
0.25%, 10/15/2020 - 144A *	462	455
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.65%, 07/15/2042 - 144A *	6,000	5,994
Series 2011-1A, Class 1A3
2.91%, 07/15/2042 - 144A *	4,200	6,015

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.37%, 06/25/2046 *	$322	$121
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.59%, 01/25/2046 *	324	140
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	3	3
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.40%, 06/12/2044 *	3,800	3,087
Sequoia Mortgage Trust
Series 10, Class 2A1
0.95%, 10/20/2027 *	49	43
Series 2007-1, Class 1A1
2.47%, 01/20/2047 *	703	501
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
1.68%, 01/25/2035 *	209	134
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.85%, 09/19/2032 *	21	18
Series 2005-AR5, Class A1
0.44%, 07/19/2035 *	39	27
Series 2005-AR5, Class A2
0.44%, 07/19/2035 *	70	57
Series 2005-AR5, Class A3
0.44%, 07/19/2035 *	134	115
Series 2005-AR8, Class A1A
0.47%, 02/25/2036 *	567	346
Series 2006-AR3, Class 12A1
0.41%, 05/25/2036 *	658	367
Series 2006-AR6, Class 2A1
0.38%, 07/25/2046 *	2,363	1,378
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
2.48%, 06/25/2033 *	1,082	973
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
0.30%, 11/25/2046 *	497	492
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.28%, 09/15/2021 - 144A *	930	896
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.61%, 02/27/2034 *	20	20
Series 2002-AR9, Class 1A
1.66%, 08/25/2042 *	11	9
Series 2003-AR5, Class A7
2.58%, 06/25/2033 *	717	698
Series 2003-AR9, Class 2A
2.78%, 09/25/2033 *	1,335	1,290
Series 2005-AR11, Class A1A
0.51%, 08/25/2045 *	600	486
Series 2006-AR9, Class 2A
2.86%, 08/25/2046 *	606	455
Series 2006-AR19, Class 1A
1.00%, 01/25/2047 *	1,102	625
Series 2006-AR19, Class 1A1A
0.99%, 01/25/2047 *	938	582
Series 2007-HY1, Class 4A1
2.67%, 02/25/2037 *	2,199	1,585
Series 2007-OA1, Class A1A
0.96%, 02/25/2047 *	2,363	1,508
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	170	172
Series 2004-CC, Class A1
4.90%, 01/25/2035 *	245	236
Series 2006-AR4, Class 2A6
5.62%, 04/25/2036 *	234	103
Series 2006-AR8, Class 2A4
2.84%, 04/25/2036 *	514	464

Total Mortgage-Backed Securities (cost $64,239)		59,019

ASSET-BACKED SECURITIES - 5.3%
ACE Securities Corp.
Series 2006-NC3, Class A2A
0.24%, 12/25/2036 *	50	49
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.77%, 07/25/2032 *	4	3
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.54%, 06/25/2034 *	395	298
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.85%, 10/25/2032 *	14	12
Series 2006-SD4, Class 1A1
3.13%, 10/25/2036 *	831	614
Series 2007-AQ1, Class A1
0.30%, 11/25/2036 *	852	619
Chester Asset Receivables Dealings
Series 2004-1, Class A
1.01%, 04/15/2016 *	3,700	5,920
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AHL1, Class A2A
0.23%, 12/25/2036 *	260	251
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1
0.24%, 07/25/2037 *	299	292
Series 2007-7, Class 2A1
0.27%, 10/25/2047 *	43	42
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A
0.26%, 01/25/2037 *	456	124
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
0.56%, 12/25/2034 *	15	15
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 Λ	3,500	3,815
8.15%, 04/11/2018 - 144A	1,000	1,208
Series 2
8.63%, 04/28/2034	1,500	1,894

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

ASSET-BACKED SECURITIES (continued)
Harbourmaster CLO, Ltd.
Series 5A, Class A1
1.73%, 06/15/2020 - 144A * Ə		$714	$967
Home Equity Asset Trust
Series 2002-1, Class A4
0.79%, 11/25/2032 *		1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5
0.45%, 03/25/2037 *		3,500	1,292
Mid-State Trust
Series 4, Class A
8.33%, 04/01/2030		184	190
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.24%, 12/25/2036 *		106	104
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.26%, 01/25/2047 *		148	130
Series 2007-8XS, Class A1
5.75%, 04/25/2037 *		387	284
Series 2007-10XS, Class A1
6.00%, 07/25/2047 *		364	305
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.37%, 05/25/2036 *		168	102
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.45%, 09/25/2035 *		77	69
Penarth Master Issuer PLC
Series 2011-1A, Class A1
0.84%, 05/18/2015 - 144A *		3,700	3,697
Plymouth Rock CLO, Ltd.
Series 2010-1A, Class A
1.76%, 02/16/2019 - 144A *		3,172	3,168
Residential Asset Securities Corp.
Series 2007-KS2, Class AI1
0.26%, 02/25/2037 *		34	34
Securitized Asset Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
0.25%, 12/25/2036 *		85	27
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023		46	50
Series 2004-20C, Class 1
4.34%, 03/01/2024		289	308
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.48%, 01/25/2033 *		3	3
Series 2006-BC3, Class A2
0.24%, 10/25/2036 *		5	5
Series 2006-BC6, Class A2
0.27%, 01/25/2037 *		139	137
Venture CDO, Ltd.
Series 2007-8A, Class A2A
0.47%, 07/22/2021 - 144A *		6,000	5,603

Total Asset-Backed Securities (cost $31,757)			31,632

MUNICIPAL GOVERNMENT OBLIGATIONS - 5.7%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		600	442
Chicago Board of Education -Class A
5.00%, 12/01/2012		255	271
Chicago Transit Authority -Class A
6.90%, 12/01/2040		4,900	5,515
Chicago Transit Authority -Class B
6.90%, 12/01/2040		2,700	3,039
City of Chicago, IL -Series A
4.75%, 01/01/2036		6,930	6,428
Kentucky State Property & Building Commission
5.37%, 11/01/2025		100	105
Los Angeles Unified School District -Series A-1
4.50%, 01/01/2028		1,200	1,165
New York City Transitional Finance Authority
4.73%, 11/01/2023		100	108
State of California
5.65%, 04/01/2039 *		5,900	6,286
State of California — Build America Bonds
7.50%, 04/01/2034		300	367
State of Illinois
2.77%, 01/01/2012		8,100	8,169
Tobacco Settlement Finance Authority -Series A
7.47%, 06/01/2047		1,130	863
Tobacco Settlement Financing Corp.
5.25%, 06/01/2019		30	31
5.50%, 06/01/2026		200	222
5.88%, 05/15/2039		40	40
Tobacco Settlement Financing Corp. -Series 1A
5.00%, 06/01/2041		1,400	960

Total Municipal Government Obligations (cost $32,991)			34,011

PREFERRED CORPORATE DEBT SECURITIES - 2.0%
Commercial Banks - 2.0%
Barclays Bank PLC
7.43%, 12/15/2017 - 144A * Ž		900	902
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž		150	195
Lloyds TSB Bank PLC
12.00%, 12/16/2024 - 144A * Ž		5,300	5,936
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž		378	483
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 Ž		3,000	2,228
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * Ž Λ		1,800	1,928

Total Preferred Corporate Debt Securities (cost $11,635)			11,672

CORPORATE DEBT SECURITIES - 20.2%
Airlines - 0.4%
Continental Airlines, Inc.
6.75%, 09/15/2015 - 144A		2,200	2,230
Capital Markets - 3.2%
Goldman Sachs Group, Inc.
1.70%, 02/04/2013 *	EUR	300	428
1.72%, 11/15/2014 *	EUR	500	697
6.75%, 10/01/2037		$900	900

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

Capital Markets (continued)
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 Џ ‡		$1,600	$420
5.63%, 01/24/2013 Џ ‡		4,100	1,107
6.88%, 05/02/2018 Џ ‡		500	137
Lehman Brothers Holdings, Inc. — Series H
2.88%, 10/22/2008 Џ ‡		200	53
Lehman Brothers Holdings, Inc. — Series I
6.75%, 12/28/2017 Џ ‡		1,700	♦
Morgan Stanley
1.23%, 04/29/2013 *		6,100	6,055
2.00%, 04/13/2016 *	EUR	1,900	2,553
2.88%, 07/28/2014		$400	403
3.45%, 11/02/2015		4,200	4,217
5.50%, 07/28/2021		700	722
UBS AG
1.36%, 02/23/2012 *		1,400	1,408
Commercial Banks - 3.5%
Barclays Bank PLC
5.45%, 09/12/2012		2,600	2,729
6.05%, 12/04/2017 - 144A		2,600	2,718
10.18%, 06/12/2021 - 144A		2,240	2,778
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A		1,200	1,223
Cie de Financement Foncier
2.50%, 09/16/2015 - 144A Λ		6,000	6,014
Lloyds TSB Bank PLC
4.38%, 01/12/2015 - 144A		4,400	4,506
5.80%, 01/13/2020 - 144A		700	711
Consumer Finance - 0.5%
Ally Financial, Inc.
3.65%, 06/20/2014 *		3,100	3,033
Diversified Financial Services - 9.1%
Bank of America Corp.
7.63%, 06/01/2019 Λ		4,000	4,715
Bank of America Corp. — Series L
5.65%, 05/01/2018		3,900	4,127
Bear Stearns Cos., LLC
5.70%, 11/15/2014		1,900	2,106
6.40%, 10/02/2017		900	1,039
7.25%, 02/01/2018		2,100	2,526
Citigroup, Inc.
0.38%, 03/07/2014 * Λ		2,000	1,939
2.26%, 08/13/2013 *		1,200	1,218
5.38%, 08/09/2020 Λ		200	214
5.50%, 04/11/2013		1,400	1,484
6.00%, 08/15/2017		600	668
Ford Motor Credit Co., LLC
7.00%, 10/01/2013		400	430
7.80%, 06/01/2012		600	627
General Electric Capital Corp.
6.50%, 09/15/2067 - 144A *	GBP	400	650
International Lease Finance Corp.
7.13%, 09/01/2018 - 144A		$6,600	7,030
JPMorgan Chase & Co.
4.25%, 10/15/2020		1,900	1,895
4.95%, 03/25/2020		900	946
6.30%, 04/23/2019		900	1,036
Merrill Lynch & Co., Inc.
1.87%, 01/31/2014 *	EUR	1,000	1,404
6.88%, 04/25/2018		$3,900	4,364
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017		400	442
SMFG Preferred Capital, Ltd.
10.23%, 01/25/2029 - Reg S * Ž	GBP	2,900	5,642
SSIF Nevada, LP
0.95%, 04/14/2014 - 144A *		$500	500
TNK-BP Finance SA
7.50%, 03/13/2013 - Reg S		4,000	4,330
Volkswagen International Finance NV
0.70%, 10/01/2012 - 144A *		3,500	3,508
0.86%, 04/01/2014 - 144A *		1,600	1,605
Diversified Telecommunication Services - 0.1%
Deutsche Telekom International Finance BV
8.13%, 05/29/2012	EUR	124	187
KT Corp.
4.88%, 07/15/2015 - 144A		$200	216
Electric Utilities - 0.0% ∞
PSEG Power LLC
6.95%, 06/01/2012		210	221
Energy Equipment & Services - 0.8%
NGPL Pipeco LLC
7.12%, 12/15/2017 - 144A		1,800	2,047
Pride International, Inc.
6.88%, 08/15/2020 Λ		2,500	3,008
Food Products - 1.1%
Wrigley WM Jr., Co.
2.45%, 06/28/2012 - 144A		6,300	6,308
Health Care Providers & Services - 0.0% ∞
HCA, Inc.
9.25%, 11/15/2016		200	213
Household Durables - 0.1%
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 - 144A Λ		400	454
Insurance - 0.2%
American International Group, Inc.
5.60%, 10/18/2016 Λ		1,000	1,072
Metals & Mining - 0.1%
CSN Resources SA
6.50%, 07/21/2020 - 144A		300	323
Paper & Forest Products - 0.4%
Georgia-Pacific LLC
5.40%, 11/01/2020 - 144A		2,500	2,644
Tobacco - 0.7%
Altria Group, Inc.
4.13%, 09/11/2015 Λ		400	432
9.70%, 11/10/2018		1,900	2,561
Reynolds American, Inc.
7.63%, 06/01/2016		200	244
7.75%, 06/01/2018		1,000	1,221
Wireless Telecommunication Services - 0.0% ∞
AT&T Mobility LLC
6.50%, 12/15/2011		180	184

Total Corporate Debt Securities (cost $120,464)			120,822

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amount in thousands)
(unaudited)

	Principal	Value

LOAN ASSIGNMENTS - 0.2%
Health Care Providers & Services - 0.1%
HCA, Inc., 1st Lien, Tranche B 2.50%, 11/18/2013 *	$942	$933
Paper & Forest Products - 0.1%
Georgia-Pacific LLC, 1st Lien, Tranche B2 2.25%, 12/20/2012 *	316	315

Total Loan Assignments (cost $1,254)		1,248

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.9%
Fannie Mae
0.15%, 10/04/2011 ▲	3,700	3,700
0.16%, 10/03/2011 ▲	18,098	18,095
0.17%, 11/09/2011 ▲	2,500	2,500
Freddie Mac
0.17%, 11/02/2011 ▲	3,900	3,899
U.S. Treasury Bill
0.17%, 08/18/2011 ▲ γ α	1,337	1,337

Total Short-Term U.S. Government Obligations (cost $29,531)		29,531

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.3%
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	1,600	1,699
Insurance - 0.0% ∞
American International Group, Inc. 8.50%	26,600	32
Total Convertible Preferred Stocks (cost $3,299)		1,731
PREFERRED STOCK - 0.2%
Thrifts & Mortgage Finance - 0.2%
DG Funding Trust 0.66% - 144A * § Ə	119	898
Total Preferred Stock (cost $1,266)

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	22,537,597	22,538
Total Securities Lending Collateral (cost $22,538)

	Principal	Value

REPURCHASE AGREEMENTS - 5.2%
Barclays Capital, Inc. 0.17% ▲, dated 07/29/2011, to be repurchased at $5,000 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.50%, due 02/20/2041, with a value of $5,175.	$5,000	5,000
JPMorgan Securities 0.20% ▲, dated 07/29/2011, to be repurchased at $10,000 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 2.27%, due 12/24/2013, with a value of $10,187.	10,000	10,000
Merrill Lynch 0.16% ▲, dated 07/29/2011, to be repurchased at $15,800 on 08/01/2011. Collateralized by a U.S. Government Obligation, 2.38%, due 06/30/2018, with a value of $16,166.	15,800	15,800
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $442 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $452.	442	442

Total Repurchase Agreements (cost $31,242)		31,242

Total Investment Securities (cost $718,672) #		725,935
Other Assets and Liabilities — Net		(128,960)

Net Assets		$596,975

	Principal	Value

SECURITIES SOLD SHORT — (7.4%)
U.S. GOVERNMENT AGENCY OBLIGATIONS — (7.4%)
Fannie Mae, TBA Ф
4.00%	$(17,000)	$(17,218)
4.50%	(1,800)	(1,913)
5.00%	(5,000)	(5,336)
5.50%	(16,000)	(17,338)
6.00%	(2,000)	(2,199)

Total Securities Sold Short [proceeds $(43,741)]		(44,004)

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.1%)
Call Options — (0.1%)
10-Year IRO Euro	$(5,100)	$(56)
Call Strike $3.00
Expires 10/12/2011
10-Year IRO Euro	(2,400)	(27)
Call Strike $3.00
Expires 10/12/2011
10-Year IRO Euro	(5,000)	(55)
Call Strike $3.00
Expires 10/12/2011
Euro Future	(180)	(51)
Call Strike $99.38
Expires 09/19/2011
Put Options — (0.0%) ∞
10-Year IRO Euro	(5,100)	(51)
Put Strike $3.50
Expires 10/12/2011
10-Year IRO Euro	(2,400)	(24)
Put Strike $3.50
Expires 10/12/2011
10-Year IRO Euro	(5,000)	(51)
Put Strike $3.50
Expires 10/12/2011
Euro Future	(180)	(6)
Put Strike $99.38
Expires 09/19/2011

Total Written Options [Premiums: $(327)]		(321)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
WRITTEN SWAPTIONS: π

		Pay/Receive
		Floating	Exercise	Expiration		Premiums
Description	Floating Rate Index	Rate	Rate	Date	Notional Amount	(Received)	Value

Call - Interest Rate Swap, European Style §	2-Year OC FVA USD	Receive	0.00%∞	11/14/2011	$(2,500)	$(27)	$(38)
Put - Interest Rate Swap, European Style	5-Year CDX.O 1.2	Pay	1.20	09/21/2011	(12,900)	(33)	(20)
Put - Interest Rate Swap, European Style	5-Year CDX.O 1.2	Pay	1.20	12/21/2011	(17,300)	(80)	(66)
Put - Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(600)	(3)	(1)
Put - Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(1,500)	(10)	(4)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75	06/18/2012	(6,200)	(61)	(13)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75	06/18/2012	(6,500)	(67)	(13)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(1,200)	(11)	(2)
Put - Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(1,200)	(11)	(2)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(700)	(5)	( ♦ )
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(400)	(3)	( ♦ )
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(100)	(1)	( ♦ )
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(7,400)	(45)	( ♦ )

						$(357)	$(159)

SWAP AGREEMENTS: π
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied Credit					Net Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market		Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	07/31/2011(3)	Amount(4)	Value		(Received)	(Depreciation)

Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	32.27	$20	$ (♦	)	$—	$ (♦	)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

	Fixed Deal			Implied Credit
	Receive	Maturity		Spread (BP) at	Notional	Market	Premiums		Net Unrealized
Reference Obligation	Rate	Date	Counterparty	07/31/2011(3)	Amount(4)	Value	(Received)		Appreciation

Goldman Sachs Group, Inc., 6.60%, 01/15/2012	1.00%	03/20/2012	BRC	40.58	$200	$1	$ (♦	)	$1
CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION: (1)

								Net Unrealized
	Fixed Deal	Maturity		Currency	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	Code	Amount(4)	Value(5)	Paid	(Depreciation)

Dow Jones North America Investment Grade Index - Series 5	0.14%	12/20/2012	MYC	USD	$4,500	$3	$—	$3
North America High Yield Index - Series 14	5.00	06/20/2015	DUB	USD	6,600	(176)	387	(563)
North America High Yield Index - Series 14	5.00	06/20/2015	CBK	USD	8,000	(213)	499	(712)
North America High Yield Index - Series 15	5.00	12/20/2015	MYC	USD	24,400	(432)	(793)	361
North America Investment Grade Index — Series 15	1.00	12/20/2015	MYC	USD	8,300	(50)	(35)	(15)

						$(868)	$58	$(926)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION: (2)

							Premiums
	Fixed Deal	Maturity		Currency	Notional	Market	Paid	Net Unrealized
Reference Obligation	Pay Rate	Date	Counterparty	Code	Amount(4)	Value(5)	(Received)	(Depreciation)

Dow Jones North America Investment Grade Index - Series 5, 0.46%	1.00%	12/20/2015	MYC	USD	$3,200	$(259)	$—	$(259)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): π
INTEREST RATE SWAP AGREEMENTS — FIXED RATE RECEIVABLE:

		Maturity		Currency	Notional	Market	Premiums	Net Unrealized
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-Month USD-LIBOR	3.25%	12/21/2021	CBK	USD	$17,800	$(243)	$(5)	$(238)
INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

							Premiums	Net Unrealized
		Maturity		Currency	Notional	Market	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

6-Month AUD BBR-BBSW	5.14%	12/15/2017	DUB	AUD	$2,200	$25	$(9)	$34
6-Month AUD BBR-BBSW	5.14	12/15/2017	BRC	AUD	3,600	42	(16)	58
BRL-CDI	1.00	01/02/2013	UAG	BRL	6,100	(1)	(5)	4
BRL-CDI	1.00	01/02/2013	GLM	BRL	2,500	10	(4)	14
BRL-CDI	1.00	01/02/2013	MYC	BRL	2,800	25	2	23
BRL-CDI	1.00	01/02/2013	HUS	BRL	6,700	26	16	10
BRL-CDI	1.00	01/02/2013	BRL	BRL	39,900	122	103	19
BRL-CDI	1.00	01/02/2014	HUS	BRL	3,200	(6)	5	(11)
BRL-CDI	1.00	01/02/2014	JPM	BRL	3,300	(7)	3	(10)
BRL-CDI	1.00	01/02/2014	HUS	BRL	11,600	26	18	8
BRL-CDI	1.00	01/02/2014	GLM	BRL	4,000	(2)	1	(3)
BRL-CDI	1.00	01/02/2014	GLM	BRL	37,100	(36)	(20)	(16)
BRL-CDI	1.00	01/02/2014	BRL	BRL	9,900	(54)	20	(74)
MXN-TIIE-Banxico	1.00	03/05/2013	MYC	MXN	64,800	69	(3)	72
MXN-TIIE-Banxico §	4.81	06/02/2021	UAG	MXN	80,200	326	261	65

						$565	$372	$193

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Short	(116)	09/21/2011	$(544)
3-Month EURIBOR	Long	591	09/19/2011	316
5-Year U.S. Treasury Note	Short	(34)	09/30/2011	(49)
90-Day Eurodollar	Long	954	12/19/2011	524
90-Day Eurodollar	Long	122	03/19/2012	112
German Euro BOBL	Long	594	09/08/2011	2,621

				$2,980

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(40,512)	08/31/2011	$(44,159)	$(158)
Brazilian Real	(1,362)	08/02/2011	(842)	(35)
Brazilian Real	1,362	08/02/2011	852	26
Brazilian Real	(1,362)	09/02/2011	(846)	(25)
Canadian Dollar	(115)	08/02/2011	(121)	1
Canadian Dollar	(18,826)	09/19/2011	(19,090)	(591)
Canadian Dollar	10,998	09/19/2011	11,445	53
Canadian Dollar	115	09/19/2011	121	(1)
Canadian Dollar	(18,826)	09/19/2011	(19,110)	(571)
Chinese Yuan Renminbi	1,445	09/14/2011	218	6
Chinese Yuan Renminbi	2,324	09/14/2011	350	11
Chinese Yuan Renminbi	3,461	09/14/2011	522	15
Chinese Yuan Renminbi	(2,000)	09/14/2011	(310)	♦
Chinese Yuan Renminbi	1,847	09/14/2011	278	9
Chinese Yuan Renminbi	(7,078)	09/14/2011	(1,099)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Chinese Yuan Renminbi	645	11/04/2011	$101	$(1)
Chinese Yuan Renminbi	4,808	11/15/2011	726	22
Chinese Yuan Renminbi	11,209	02/13/2012	1,743	6
Chinese Yuan Renminbi	3,176	02/13/2012	493	2
Chinese Yuan Renminbi	9,245	02/13/2012	1,434	8
Chinese Yuan Renminbi	8,849	02/13/2012	1,373	7
Chinese Yuan Renminbi	9,703	02/13/2012	1,505	9
Chinese Yuan Renminbi	9,360	02/13/2012	1,453	7
Chinese Yuan Renminbi	1,810	02/13/2012	279	4
Chinese Yuan Renminbi	9,196	02/13/2012	1,427	7
Chinese Yuan Renminbi	3,751	02/13/2012	582	3
Chinese Yuan Renminbi	6,168	02/13/2012	968	(6)
Chinese Yuan Renminbi	7,389	02/13/2012	1,147	5
Chinese Yuan Renminbi	7,219	02/13/2012	1,133	(7)
Chinese Yuan Renminbi	6,156	02/13/2012	966	(6)
Chinese Yuan Renminbi	2,751	02/13/2012	428	1
Chinese Yuan Renminbi	3,351	02/13/2012	521	2
Chinese Yuan Renminbi	3,828	02/13/2012	600	(3)
Chinese Yuan Renminbi	6,353	02/01/2013	1,004	7
Chinese Yuan Renminbi	6,562	02/01/2013	1,046	(2)
Chinese Yuan Renminbi	8,367	02/01/2013	1,330	2
Chinese Yuan Renminbi	2,000	08/05/2013	319	3
Chinese Yuan Renminbi	7,078	08/05/2013	1,121	20
Danish Krone	1,194	08/08/2011	237	(7)
Euro	(10,304)	10/19/2011	(14,387)	(389)
Euro	(10,304)	10/19/2011	(14,359)	(417)
Euro	910	10/19/2011	1,286	19
Indian Rupee	94,234	08/12/2011	2,077	51
Indian Rupee	148,024	08/12/2011	3,155	188
Indian Rupee	(242,258)	08/12/2011	(5,446)	(24)
Indian Rupee	242,258	07/12/2012	5,212	(3)
Japanese Yen	(195,332)	10/17/2011	(2,431)	(109)
Malaysian Ringgit	(9)	08/11/2011	(3)	♦
Malaysian Ringgit	9	08/11/2011	3	♦
Malaysian Ringgit	9	04/23/2012	3	♦
Mexican Peso	7,193	11/18/2011	610	(3)
Mexican Peso	15,186	11/18/2011	1,288	(7)
Mexican Peso	22,628	11/18/2011	1,918	(9)
Mexican Peso	19,368	11/18/2011	1,643	(9)
Mexican Peso	(3,028)	11/18/2011	(258)	2
Mexican Peso	70,752	11/18/2011	5,994	(26)
Mexican Peso	20,480	11/18/2011	1,736	(8)
Norwegian Krone	(21,379)	08/08/2011	(3,877)	(91)
Norwegian Krone	37,157	08/08/2011	7,046	(148)
Pound Sterling	78	09/13/2011	128	♦
Pound Sterling	370	09/13/2011	604	3
Pound Sterling	(10,495)	09/13/2011	(17,233)	14
Republic of Korea Won	(2,914,920)	08/12/2011	(2,700)	(65)
Republic of Korea Won	(6,568,815)	08/12/2011	(6,210)	(21)
Republic of Korea Won	(2,645,020)	08/12/2011	(2,450)	(59)
Republic of Korea Won	7,999,999	08/12/2011	7,268	320
Republic of Korea Won	(2,914,919)	08/12/2011	(2,700)	(65)
Republic of Korea Won	6,106,676	08/12/2011	5,610	182
Republic of Korea Won	937,000	08/12/2011	859	30
Republic of Korea Won	6,568,816	11/14/2011	6,176	33
Singapore Dollar	2,000	09/09/2011	1,623	38
Singapore Dollar	1,000	09/09/2011	812	18
Singapore Dollar	1,000	09/09/2011	812	18
Singapore Dollar	800	09/09/2011	651	13
Singapore Dollar	2,000	09/09/2011	1,609	52
Singapore Dollar	27	09/09/2011	21	1
Singapore Dollar	1,153	09/09/2011	937	21
Taiwan Dollar	122,831	01/11/2012	4,286	(11)

				$(1,638)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $22,085.

*	Floating or variable rate note. Rate is listed as of 07/29/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $4,578, or 0.77%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

§	Illiquid. At 07/31/2011, the market value of illiquid investment securities aggregated to $2,245, or 0.38%, of the fund’s net assets, and illiquid derivatives aggregated to $288, or 0.05%, of the fund’s net assets.

Џ	In default.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1% or (0.1)%.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $718,672. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,982 and $17,719, respectively. Net unrealized appreciation for tax purposes is $7,263.

♦	Value is less than $1, $(1) or zero.

┌	Contract amounts are not in thousands.

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined and undera the terms of the agreement.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

γ	A portion of these securities in the amount of $2,495 have been segregated as collateral with the broker to cover margin requirements for open futures contracts.

α	A portion of these securities in the amount of $2,155 have been segregated as collateral with the broker for open swaps contracts and/or swaptions.

π	Securities with an aggregate market value of $280 and cash in the amount of $880 have been pledged by the broker as collateral with the custodian for open swap contracts and/or swaptions.

Ф	Cash, in the amount of $320, has been pledged by the broker as collateral with the custodian to cover open short TBA transactions.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2011, these securities aggregated $92,979, or 15.58%, of the fund’s net assets.
AUD	Australian Dollar
BP	Basis Point
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indices.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FVA	Forward Volatility Agreement

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS (continued):

GBP	Pound Sterling
GLM	Goldman Sachs Global Liquidity Management
HUS	HSBC Bank USA
IO	Interest Only
IRO	Interest Rate Option
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYC	Morgan Stanley Capital Services
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
TBA	To Be Announced
UAG	UBS AG
USD	United States Dollar
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Asset-Backed Securities	$—	$31,632	$—	$31,632
Convertible Preferred Stocks	1,731	—	—	1,731
Corporate Debt Securities	—	120,822	—	120,822
Foreign Government Obligations	—	104,390	—	104,390
Loan Assignments	—	1,248	—	1,248
Mortgage-Backed Securities	—	59,019	—	59,019
Municipal Government Obligations	—	34,011	—	34,011
Preferred Corporate Debt Securities	—	11,672	—	11,672
Preferred Stocks	—	—	898	898
Repurchase Agreement	—	31,242	—	31,242
Securities Lending Collateral	22,538	—	—	22,538
Short-Term U.S. Government Obligations	—	29,531	—	29,531
U.S. Government Agency Obligations	—	232,201	—	232,201
U.S. Government Obligations	—	45,000	—	45,000

Total	$24,269	$700,768	$898	$725,935

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	07/31/2011

U.S. Government Agency Obligations	$—	$(44,004)	$—	$(44,004)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	07/31/2011

Written Options	$—	$(321)	$—	$(321)
Written Swaptions	—	(159)	—	(159)

Total	$—	$(480)	$—	$(480)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica PIMCO Total Return
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2011

Futures Contracts - Appreciation	$3,573	$—	$—	$3,573
Futures Contracts - Depreciation	(593)	—	—	(593)
Interest Rate Swap - Appreciation	—	307	—	307
Interest Rate Swap - Depreciation	—	(352)	—	(352)
Credit Default Swap - Appreciation	—	365	—	365
Credit Default Swap - Depreciation	—	(1,549)	—	(1,549)
Forward Foreign Currency Contracts - Appreciation	—	1,239	—	1,239
Forward Foreign Currency Contracts - Depreciation	—	(2,877)	—	(2,877)

Total	$2,980	$(2,867)	$—	$113

Level 3 Rollforward - Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into	out of	Balance at	Held at
Securities	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ	Level 3 ¥	Level 3	07/31/2011	07/31/2011ƒ

Preferred Stocks	$—	$—	$—	$—	$—	$—	$898	$—	$898	$(17)
Mortgage - Backed Securities	45	—	—	—	—	—	(45)	—	—	—

Total	$45	$—	$—	$—	$—	$(45)	$898	$—	$898	$(17)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.3%
Australia - 7.9%
Adelaide Brighton, Ltd.	362,972	$1,045
Amcor, Ltd.	622,567	4,815
Ansell, Ltd. Λ	316,910	4,857
Aston Resources, Ltd. ‡	204,114	2,422
Computershare, Ltd.	540,869	4,877
Dart Energy, Ltd. ‡	3,651,228	2,708
Fairfax Media, Ltd. Λ	2,678,571	2,590
Iluka Resources, Ltd.	179,326	3,499
Mesoblast, Ltd. ‡ Λ	146,085	1,459
Mirvac Group REIT	1,347,359	1,702
Myer Holdings, Ltd. Λ	1,087,247	2,759
Sims Metal Management, Ltd.	211,687	3,920
Starpharma Holdings, Ltd. ‡	1,023,245	1,737
Transfield Services, Ltd.	645,222	2,368
Austria - 2.2%
Kapsch TrafficCom AG Λ	38,000	3,291
Mayr Melnhof Karton AG	28,000	2,957
RHI AG	90,000	2,409
Rosenbauer International AG §	53,000	2,780
Belgium - 2.3%
Bekaert SA	12,900	787
D’ieteren SA/NV	15,400	1,049
EVS Broadcast Equipment SA Λ	40,000	2,519
Kinepolis Group NV	27,000	2,029
Melexis NV	30,000	466
Nyrstar ‡	255,000	3,393
Nyrstar STRIP VVPR ‡	105,000	♦
Tessenderlo Chemie NV	36,028	1,450
Bermuda - 3.0%
Aquarius Platinum, Ltd. Λ	289,058	1,353
Biosensors International Group, Ltd. ‡	4,846,000	5,494
Dockwise, Ltd. ‡	100,000	2,563
Ports Design, Ltd.	1,995,000	4,213
Yuexiu Transport Infrastructure, Ltd.	4,480,000	2,075
Brazil - 0.9%
Brazil Pharma SA ‡	90,000	887
Cia Brasileira de Distribuicao Grupo Pao de Acucar — Class A ADR Λ	18,793	812
Cyrela Brazil Realty SA Empreendimentos e Participacoes	179,633	1,760
PDG Realty SA Empreendimentos e Participacoes	197,368	1,044
Canada - 0.3%
Niko Resources, Ltd.	20,030	1,378
Cayman Islands - 1.7%
Concord Medical Services Holdings, Ltd. ADR ‡ Λ	368,786	1,376
Evergreen International Holdings, Ltd.	4,115,000	1,774
Leoch International Technology, Ltd. ‡	7,959,000	4,105
Parkson Retail PLC	931,500	1,312
China - 0.1%
China BlueChemical, Ltd.	466,000	364
Denmark - 2.7%
Jyske Bank A/S ‡	80,000	3,192
Solar A/S — Class B§	58,000	3,826
Sydbank A/S	140,000	3,287
Tryg A/S	70,000	3,827
France - 5.5%
Bourbon SA Λ	100,999	4,228
Canal +	21,817	148
Club Mediterranee ‡ Λ	160,000	3,801
Groupe Eurotunnel SA	365,000	3,902
Lectra §	284,000	2,457
Medica SA	97,702	2,048
Meetic SA ‡	56,489	1,214
Pierre & Vacances	23,300	1,841
Rubis	114,764	6,701
Saft Groupe SA	27,500	894
Sword Group	62,593	1,553
Germany - 8.7%
Aixtron Se NA Λ	90,000	2,429
Bijou Brigitte AG	601	66
Bilfinger Berger SE	60,000	5,938
Brenntag AG	33,000	3,373
Cewe Color Holding AG	65,000	2,851
CompuGroup Medical AG §	195,878	2,829
Freenet AG Λ	450,000	5,446
MTU Aero Engines Holding AG	37,000	2,740
R. Stahl AG §	40,000	1,526
Rheinmetall AG	76,000	6,378
STRATEC Biomedical AG	34,000	1,586
Takkt AG §	126,000	2,079
Tipp24 SE ‡	35,000	1,696
Tom Tailor Holding AG ‡	155,000	3,307
Wirecard AG	160,000	2,757
Hong Kong - 0.9%
Dah Sing Banking Group, Ltd.	2,715,240	3,617
Shougang Concord International Enterprises Co., Ltd.	13,060,000	1,223
Indonesia - 0.9%
Ciputra Property PT	36,066,000	2,100
United Tractors PT	820,984	2,636
Ireland - 2.5%
DCC PLC	200,000	5,421
Grafton Group PLC	550,000	2,300
Irish Continental Group PLC	60,000	1,349
James Hardie Industries SE ‡	274,557	1,728
Smurfit Kappa Group PLC ‡	200,000	2,058
Isle of Man - 0.9%
Exillon Energy PLC ‡ Λ	325,000	2,267
Lamprell PLC	389,999	2,458
Israel - 0.4%
Oridion Systems, Ltd. ‡ §	150,000	2,287
Italy - 2.5%
Azimut Holding SpA	580,000	4,750
Cairo Communication SpA	454,277	1,911
CIR-Compagnie Industriali Riunite SpA	500,000	1,175
Natuzzi SpA ADR ‡ §	400,000	1,352
Prysmian SpA Λ	198,000	3,673
Japan - 16.4%
Accordia Golf Co., Ltd.	3,049	2,269
AICA Kogyo Co., Ltd. Λ	72,200	1,024
Arcs Co., Ltd. Λ	163,600	2,878
Asahi Diamond Industrial Co., Ltd. Λ	98,100	2,323
Daido Steel Co., Ltd. Λ	276,000	1,965
Exedy Corp. Λ	66,500	2,528
Fujikura Kasei Co., Ltd.	188,200	1,056
Glory, Ltd.	104,300	2,443
Hitachi Transport System, Ltd.	108,600	1,959
Icom, Inc. Λ	22,000	570
JSP Corp. Λ	158,500	2,954
Koito Manufacturing Co., Ltd.	174,000	3,004
Kureha Corp. Λ	295,000	1,422
Kuroda Electric Co., Ltd.	157,200	1,854
Lintec Corp.	75,900	2,110
Miura Co., Ltd. Λ	32,000	922
Modec, Inc. Λ	246,100	4,540
Moshi Moshi Hotline, Inc.	21,850	383
Musashi Seimitsu Industry Co., Ltd.	148,000	4,033

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Japan (continued)
Nabtesco Corp.	34,200	$867
NEC Networks & System Integration Corp. Λ	193,500	2,896
Nichi-Iko Pharmaceutical Co., Ltd.	94,800	2,752
Nidec Copal Corp. Λ	85,400	1,035
Nifco, Inc. Λ	91,000	2,447
Nihon Parkerizing Co., Ltd. Λ	239,000	3,595
Nippon Thompson Co., Ltd. Λ	450,000	3,612
Nishimatsuya Chain Co., Ltd. Λ	40,700	356
Nitta Corp. Λ	188,700	3,817
OSAKA Titanium Technologies Co. Λ	44,000	2,854
Shinko Plantech Co., Ltd.	109,800	1,289
Shinmaywa Industries, Ltd.	300,000	1,196
Sumida Corp.	116,300	1,118
Takasago International Corp.	346,000	1,676
Tokai Tokyo Financial Holdings, Inc.	1,087,000	3,318
Toyo Tanso Co., Ltd.	20,900	1,098
Trusco Nakayama Corp.	175,100	3,657
Tsumura & Co.	61,500	2,016
Tsuruha Holdings, Inc. Λ	37,200	1,918
Tsutsumi Jewelry Co., Ltd. §	72,100	1,829
Yushin Precision Equipment Co., Ltd.	103,700	2,278
Jersey, Channel Islands - 0.5%
Regus PLC	900,000	1,565
West China Cement, Ltd.	2,704,000	867
Korea, Republic of - 3.2%
BS Financial Group, Inc. ‡	355,020	5,472
Hankook Tire Co., Ltd.	74,250	3,021
Hyundai Glovis Co., Ltd.	10,842	1,974
Mando Corp.	18,474	3,654
Taewoong Co., Ltd. ‡ Λ	53,070	2,517
Luxembourg - 1.0%
APERAM Λ	90,000	2,512
SAF-Holland SA ‡	220,000	2,482
Netherlands - 4.6%
Delta Lloyd NV Λ	300,000	6,586
Fugro NV	40,000	3,096
Imtech NV	164,050	5,307
Koninklijke Ten Cate NV	80,000	2,790
LBi International NV ‡	803,385	1,919
Sligro Food Group NV	59,509	2,125
TomTom NV Λ ‡	400,000	1,900
New Zealand - 1.2%
Fletcher Building, Ltd. Λ	889,104	6,330
Norway - 1.4%
Morpol ASA ‡	500,000	1,904
Statoil Fuel & Retail ASA ‡	375,000	3,482
Storebrand ASA	241,391	2,015
Singapore - 2.9%
First Resources, Ltd. Λ	2,239,000	2,631
Mapletree Industrial Trust REIT ‡ Λ	1,935,000	1,969
Sia Engineering Co., Ltd.	1,207,000	4,060
STX OSV Holdings, Ltd. Λ	1,912,000	2,437
UOL Group, Ltd.	317,000	1,358
Yanlord Land Group, Ltd. Λ	2,398,000	2,480
Spain - 0.7%
Codere SA ‡ Λ	130,000	1,719
Pescanova SA Λ	45,000	1,936
Sweden - 1.3%
Byggmax Group AB	612,000	3,424
FinnvedenBulten AB ‡	225,000	1,663
Kungsleden AB	207,199	1,910
Switzerland - 5.4%
Bank Sarasin & Cie AG	18,317	775
Forbo Holding AG ‡	3,000	2,169
Gategroup Holding AG ‡	150,000	6,002
Helvetia Holding AG	9,000	3,642
Implenia AG ‡	23,328	823
Inficon Holding AG ‡	12,240	2,381
Kuoni Reisen Holding AG ‡	9,899	3,852
Newave Energy Holding SA ‡ §	41,668	2,126
Orior AG ‡ §	53,000	3,603
Uster Technologies AG ‡	49,500	2,434
Taiwan - 0.8%
Bank of Kaohsiung ‡	6,486,000	3,127
Hung Poo Real Estate Development Corp. ‡	710,000	1,046
Thailand - 0.2%
Big C Supercenter PCL §	8,700	35
Quality Houses PCL	17,121,000	1,085
United Kingdom - 16.3%
A.G.BARR PLC	60,000	1,255
Albemarle & Bond Holdings §	410,000	2,524
Anglo Pacific Group PLC	400,000	2,101
Ashtead Group PLC	750,000	1,975
Berendsen PLC	250,000	2,217
Berkeley Group Holdings PLC ‡	100,000	2,024
Bodycote PLC	350,000	2,214
Bovis Homes Group PLC	270,000	1,828
Burberry Group PLC	100,000	2,452
Consort Medical PLC	150,000	1,383
CSR PLC	235,000	1,077
Dechra Pharmaceuticals PLC	263,470	2,033
Derwent London PLC REIT	70,000	2,064
Devro PLC	450,000	1,910
Dignity PLC	180,000	2,364
E2V Technologies PLC	1,370,000	2,659
Elementis PLC	900,000	2,405
Fidessa Group PLC	83,775	2,525
Future PLC	1,400,000	296
Go-Ahead Group PLC	50,000	1,276
Grainger PLC	854,036	1,649
Hamworthy PLC	390,342	4,414
Hunting PLC	130,000	1,667
John Wood Group PLC	155,555	1,707
Keller Group PLC	154,801	1,142
Kier Group PLC	120,000	2,618
Mears Group PLC	284,685	1,311
Millennium & Copthorne Hotels PLC	231,771	1,967
Morgan Crucible Co. PLC	300,000	1,620
Pennon Group PLC	150,000	1,784
Premier Farnell PLC	450,000	1,433
Premier Oil PLC ‡	375,000	2,498
PV Crystalox Solar PLC	711,762	228
PZ Cussons PLC Λ	330,000	2,045
SDL PLC	255,000	2,838
Senior PLC	900,000	2,751
Shanks Group PLC	1,000,000	2,085
SIG PLC ‡	800,000	1,683
Tate & Lyle PLC	207,076	2,072
Travis Perkins PLC Λ	100,000	1,450
TT electronics PLC	221,688	702
Ultra Electronics Holdings PLC	57,177	1,476
Victrex PLC	90,000	2,155
Vitec Group PLC	117,844	1,199
William Hill PLC	500,000	1,895

Total Common Stocks (cost $433,574)		515,660

SECURITIES LENDING COLLATERAL - 9.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	49,649,778	49,650
Total Securities Lending Collateral (cost $49,650)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $2,917 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, with a value of $2,978.	$2,917	$2,917
Total Repurchase Agreement (cost $2,917)

Total Investment Securities (cost $486,141) #		568,227
Other Assets and Liabilities — Net		(49,220)

Net Assets		$519,007

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Machinery	7.1%	$40,350
Metals & Mining	4.1	23,141
Chemicals	3.8	21,634
Auto Components	3.6	20,385
Trading Companies & Distributors	3.5	20,118
Energy Equipment & Services	3.5	19,881
Hotels, Restaurants & Leisure	3.4	19,040
Commercial Services & Supplies	3.3	18,782
Construction & Engineering	3.3	18,724
Commercial Banks	3.3	18,695
Insurance	2.8	16,070
Health Care Equipment & Supplies	2.8	15,607
Specialty Retail	2.5	14,172
Industrial Conglomerates	2.4	12,974
Electrical Equipment	2.2	12,911
Oil, Gas & Consumable Fuels	2.2	12,619
Construction Materials	2.2	12,379
Food & Staples Retailing	2.1	12,258
Software	2.1	12,202
Household Durables	2.1	12,077
Real Estate Management & Development	2.1	11,628
Electronic Equipment & Instruments	2.0	11,584
Food Products	1.8	10,453
Containers & Packaging	1.7	9,830
Textiles, Apparel & Luxury Goods	1.6	9,521
Capital Markets	1.6	8,843
Pharmaceuticals	1.5	8,538
IT Services	1.4	7,634
Road & Rail	1.3	7,137
Media	1.2	6,974
Gas Utilities	1.2	6,701
Transportation Infrastructure	1.1	6,135
Real Estate Investment Trusts	1.0	5,735
Diversified Telecommunication Services	1.0	5,446
Aerospace & Defense	0.8	4,216
Multiline Retail	0.7	4,071
Semiconductors & Semiconductor Equipment	0.7	3,972
Marine	0.6	3,786
Health Care Providers & Services	0.6	3,424
Internet Software & Services	0.5	3,133
Communications Equipment	0.5	3,089
Consumer Finance	0.4	2,524

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Diversified Consumer Services	0.4%	$2,364
Leisure Equipment & Products	0.4	2,234
Internet & Catalog Retail	0.4	2,079
Household Products	0.4	2,045
Air Freight & Logistics	0.3	1,974
Water Utilities	0.3	1,784
Biotechnology	0.3	1,459
Beverages	0.2	1,255
Distributors	0.2	1,049
Building Products	0.2	1,024

Investment Securities, at Value	90.7	515,660
Short-Term Investments	9.3	52,567

Total Investments	100.0%	$568,227

NOTES TO SCHEDULE OF INVESTMENTS:
Λ	All or a portion of this security is on loan. The value of all securities on loan is $47,049.

‡	Non-income producing security.

§	Illiquid. These securities aggregated to $29,253, or 5.64%, of the fund’s net assets.

♦	Value rounds to less than $1 or zero.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $486,141. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $108,692 and $26,606, respectively. Net unrealized appreciation for tax purposes is $82,086.

DEFINITIONS:
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15%(rather than 25%) on the dividends paid by the company
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$30,146	$485,514	$—	$515,660
Repurchase Agreement	—	2,917	—	2,917
Securities Lending Collateral	49,650	—	—	49,650

Total	$79,796	$488,431	$—	$568,227

Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
						Net Change in				(Depreciation)
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	on Investments
	Balance at			Discounts/	Realized	Appreciation/	into	out of	Balance at	Held at
Securities	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	07/31/2011	07/31/2011

Rights	$ ♦	$—	$(♦)▲	$—	$—	$—	$—	$—	$—	$—

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
▲	Rights exercised on 11/03/2010.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Systematic Small/Mid Cap Value
(formerly, Transamerica Small/Mid Cap Value)
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.5%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp. Λ	36,500	$1,167
Ducommun, Inc. Λ	83,223	1,831
Triumph Group, Inc. Λ	95,350	5,133
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. ‡	113,850	5,965
Auto Components - 1.3%
Lear Corp.	183,000	8,967
Automobiles - 0.6%
Harley-Davidson, Inc.	104,550	4,536
Beverages - 0.3%
Constellation Brands, Inc. — Class A ‡	97,300	1,984
Building Products - 1.3%
A.O. Smith Corp.	58,000	2,405
Gibraltar Industries, Inc. ‡ Λ	183,119	1,882
Owens Corning, Inc. ‡	137,400	4,889
Capital Markets - 3.3%
Duff & Phelps Corp. — Class A Λ	115,000	1,310
Invesco, Ltd.	291,250	6,460
LPL Investment Holdings, Inc. ‡ Λ	55,000	1,818
Piper Jaffray Cos. ‡ Λ	60,000	1,769
Raymond James Financial, Inc. Λ	263,575	8,370
Stifel Financial Corp. ‡ Λ	61,000	2,316
Waddell & Reed Financial, Inc. — Class A Λ	36,000	1,321
Chemicals - 2.6%
A Schulman, Inc. Λ	88,100	1,951
Agrium, Inc.	42,700	3,731
Ferro Corp. ‡ Λ	167,000	2,174
Huntsman Corp.	351,858	6,721
Omnova Solutions, Inc. ‡ Λ	189,948	1,284
PolyOne Corp. Λ	163,000	2,527
Commercial Banks - 6.6%
City National Corp. Λ	27,000	1,449
Fifth Third Bancorp	730,700	9,244
First Citizens BancShares, Inc. — Class A	30,113	5,424
First Community Bancshares, Inc. Λ	129,240	1,627
Huntington Bancshares, Inc.	1,307,750	7,905
KeyCorp	1,082,200	8,701
Lakeland Bancorp, Inc. Λ	50,332	501
Sandy Spring Bancorp, Inc. Λ	120,000	2,144
Texas Capital Bancshares, Inc. ‡ Λ	52,600	1,438
Trustco Bank Corp.	225,000	1,040
Umpqua Holdings Corp. Λ	207,000	2,352
Washington Trust Bancorp, Inc. Λ	57,921	1,319
Webster Financial Corp. Λ	201,000	4,104
Commercial Services & Supplies - 0.4%
HNI Corp. Λ	63,000	1,317
Steelcase, Inc. — Class A Λ	155,000	1,540
United Stationers, Inc. Λ	10,920	350
Communications Equipment - 1.2%
Alcatel-Lucent ADR ‡	1,377,600	5,579
Harmonic Lightwaves, Inc. ‡ Λ	285,000	1,548
KVH Industries, Inc. ‡ Λ	150,791	1,443
Computers & Peripherals - 1.2%
QLogic Corp. ‡	105,000	1,593
Western Digital Corp. ‡	201,375	6,939
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV	10,700	$441
EMCOR Group, Inc. ‡ Λ	74,000	2,066
KBR, Inc.	216,087	7,704
Consumer Finance - 2.5%
Discover Financial Services	374,600	9,594
SLM Corp.	550,225	8,578
Containers & Packaging - 0.3%
Temple-Inland, Inc.	64,893	1,948
Diversified Consumer Services - 0.6%
Weight Watchers International, Inc.	51,275	3,958
Electric Utilities - 2.1%
FirstEnergy Corp.	200,325	8,945
MGE Energy, Inc. Λ	43,000	1,766
PPL Corp.	162,700	4,539
Electrical Equipment - 1.1%
PowerSecure International, Inc. ‡ Λ	325,361	2,229
Regal Beloit Corp.	28,600	1,734
Thomas & Betts Corp. ‡	42,500	2,073
Woodward, Inc. Λ	59,500	2,053
Electronic Equipment & Instruments - 1.5%
Orbotech, Ltd. ‡	322,657	3,624
Park Electrochemical Corp. Λ	73,286	1,917
Rofin-Sinar Technologies, Inc. ‡ Λ	45,000	1,412
TTM Technologies, Inc. ‡ Λ	119,994	1,662
Universal Display Corp. ‡ Λ	30,000	897
Vishay Intertechnology, Inc. ‡Λ	98,000	1,349
Energy Equipment & Services - 1.8%
Dresser-Rand Group, Inc. ‡ Λ	28,000	1,496
Oil States International, Inc. ‡	77,550	6,258
Superior Energy Services, Inc. ‡	117,430	4,872
Food & Staples Retailing - 0.6%
Sysco Corp.	140,350	4,293
Food Products - 2.0%
Hain Celestial Group, Inc. ‡ Λ	218,542	7,065
J&J Snack Foods Group Λ	25,145	1,300
Smithfield Foods, Inc. ‡	256,110	5,640
Gas Utilities - 1.1%
Energen Corp.	137,125	8,064
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. ‡	58,600	1,289
Zimmer Holdings, Inc. ‡	120,100	7,208
Health Care Providers & Services - 4.9%
AMN Healthcare Services, Inc. ‡ Λ	220,000	1,773
Cardinal Health, Inc.	168,125	7,357
CIGNA Corp.	109,175	5,434
Coventry Health Care, Inc. ‡	119,000	3,808
Health Management Associates, Inc.		—
Class A ‡	778,000	7,392
Health Net, Inc. ‡	228,000	6,411
Healthways, Inc. ‡	203,230	3,034
Health Care Technology - 0.4%
Omnicell, Inc. ‡ Λ	169,800	2,905
Hotels, Restaurants & Leisure - 0.8%
Cheesecake Factory, Inc. ‡ Λ	39,000	1,124
Wendy’s Co.	429,029	2,261
Wyndham Worldwide Corp.	65,100	2,252

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Systematic Small/Mid Cap Value
(formerly, Transamerica Small/Mid Cap Value)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Household Durables -0.6%
Harman International Industries, Inc.	42,000	$1,747
MDC Holdings, Inc. Λ	48,500	1,097
Ryland Group, Inc. Λ	80,000	1,178
Household Products - 0.2%
Spectrum Brands Holdings, Inc. ‡ Λ	64,300	1,717
Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	58,000	2,507
Insurance - 6.0%
Alleghany Corp.	9,062	2,985
Aspen Insurance Holdings, Ltd.	71,000	1,839
Hartford Financial Services Group, Inc.	259,537	6,078
Lincoln National Corp.	246,600	6,535
Marsh & McLennan Cos., Inc.	293,250	8,649
Selective Insurance Group, Inc. Λ	259,632	4,255
United Fire & Casualty Co. Λ	263,643	4,521
Validus Holdings, Ltd.	56,000	1,489
XL Group PLC - Class A	309,400	6,349
Internet Software & Services - 1.3%
IAC/InterActiveCorp ‡	46,700	1,933
Valueclick, Inc. ‡ Λ	245,525	4,434
Websense, Inc. ‡	45,200	1,025
XO Group, Inc. ‡ Λ	215,000	2,010
IT Services - 0.1%
VeriFone Holdings, Inc. ‡	26,000	1,024
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. ‡ Λ	115,000	1,895
Machinery - 5.7%
Altra Holdings, Inc. ‡ Λ	197,800	4,399
CIRCOR International, Inc. Λ	59,000	2,552
Columbus McKinnon Corp. ‡ Λ	145,000	2,385
Crane Co.	29,200	1,353
Eaton Corp.	122,700	5,883
Gardner Denver, Inc.	22,700	1,936
Harsco Corp.	14,800	406
Kennametal, Inc.	34,000	1,341
Mueller Industries, Inc. Λ	109,000	4,091
NN, Inc. ‡ Λ	163,400	1,925
Pentair, Inc. Λ	135,550	4,990
Sauer-Danfoss, Inc. ‡	40,000	1,900
Timken Co.	134,625	5,879
Wabash National Corp. ‡ Λ	120,000	901
Media - 0.5%
CBS Corp. - Class B	122,700	3,358
Metals & Mining - 1.6%
Alcoa, Inc. Λ	498,300	7,340
Noranda Aluminum Holding Corp. ‡	54,600	758
Walter Energy, Inc.	18,450	2,261
Worthington Industries, Inc. Λ	72,000	1,510
Multiline Retail - 1.5%
Macy’s, Inc.	382,850	11,053
Multi-Utilities - 2.7%
CMS Energy Corp. Λ	453,914	8,688
NiSource, Inc. Λ	307,425	6,188
NorthWestern Corp. Λ	143,000	4,579
Office Electronics - 0.8%
Xerox Corp.	605,000	5,645
Oil, Gas & Consumable Fuels - 4.1%
Brigham Exploration Co. ‡	54,000	$1,717
Carrizo Oil & Gas, Inc. ‡ Λ	27,500	1,056
Denbury Resources, Inc.‡	439,125	8,485
McMoRan Exploration Co.‡Λ	76,900	1,295
SM Energy Co.	37,880	2,854
Tesoro Corp. ‡	77,000	1,870
W&T Offshore, Inc. Λ	97,575	2,644
Western Refining, Inc.‡ Λ	472,650	9,657
Paper & Forest Products - 1.3%
Domtar Corp.	20,100	1,607
MeadWestvaco Corp.	177,986	5,542
P.H. Glatfelter Co. Λ	156,500	2,362
Personal Products - 0.3%
Nu Skin Enterprises, Inc. - Class A Λ	63,300	2,376
Pharmaceuticals - 0.5%
Impax Laboratories, Inc.‡	96,100	2,035
Nektar Therapeutics ‡ Λ	207,733	1,338
Professional Services - 0.4%
On Assignment, Inc. ‡ Λ	260,196	2,654
Real Estate Investment Trusts - 7.1%
Annaly Capital Management, Inc.	181,050	3,038
BioMed Realty Trust, Inc. Λ	118,181	2,319
Brandywine Realty Trust Λ	243,000	2,914
CBL & Associates Properties, Inc. Λ	446,000	7,921
DiamondRock Hospitality Co. Λ	415,000	4,241
Dupont Fabros Technology, Inc. Λ	136,600	3,482
Equity One, Inc. Λ	135,000	2,619
Excel Trust, Inc. Λ	193,519	2,220
Home Properties, Inc. Λ	121,375	7,952
National Retail Properties, Inc. Λ	99,615	2,499
Piedmont Office Realty Trust, Inc. - Class A Λ	80,000	1,644
Realty Income Corp. Λ	48,000	1,558
Vornado Realty Trust	47,150	4,411
Washington Real Estate Investment Trust Λ	59,000	1,889
Weingarten Realty Investors Λ	73,000	1,878
Road & Rail - 2.0%
Hertz Global Holdings, Inc.‡	415,738	5,849
Ryder System, Inc.	142,150	8,006
Semiconductors & Semiconductor Equipment - 2.7%
Applied Micro Circuits Corp.‡ Λ	235,000	1,483
Atmel Corp. ‡ Λ	574,401	6,951
Brooks Automation, Inc.‡	230,000	2,187
COHU, Inc.	124,300	1,556
Entegris, Inc. ‡	288,622	2,474
MKS Instruments, Inc. Λ	48,000	1,198
RF Micro Devices, Inc.‡ Λ	251,902	1,700
TriQuint Semiconductor, Inc.‡ Λ	249,394	1,875
Software - 2.3%
Progress Software Corp.‡ Λ	245,575	5,918
Radiant Systems, Inc.‡	77,755	2,192
Symantec Corp. ‡	420,881	8,022
Specialty Retail - 3.3%
Ann, Inc. ‡ Λ	130,901	3,396
Finish Line, Inc. - Class A	245,000	5,219
Foot Locker, Inc.	65,600	1,425
Pier 1 Imports, Inc. ‡ Λ	399,925	4,395
Signet Jewelers, Ltd.‡	184,675	7,912

The notes are an integral part of this report. Transamerica Funds		July 31, 2011 Form N-Q

Transamerica Systematic Small/Mid Cap Value
(formerly, Transamerica Small/Mid Cap Value)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail — (continued)
Williams-Sonoma, Inc.	59,000	$2,184
Textiles, Apparel & Luxury Goods - 3.3%
Columbia Sportswear Co. Λ	29,000	1,665
G-III Apparel Group, Ltd. ‡ Λ	55,600	1,716
K-Swiss, Inc. — Class A ‡ Λ	169,572	1,808
Oxford Industries, Inc. Λ	72,500	2,841
PVH Corp.	149,275	10,680
Steven Madden, Ltd. ‡	78,737	3,000
Timberland Co. — Class A ‡	50,200	2,148
Thrifts & Mortgage Finance - 3.8%
Berkshire Hills Bancorp, Inc. Λ	130,331	2,857
Brookline Bancorp, Inc. Λ	180,000	1,539
Dime Community Bancshares, Inc. Λ	108,300	1,522
First Niagara Financial Group, Inc.	733,700	8,988
Northwest Bancshares, Inc. Λ	169,506	2,083
Oritani Financial Corp. Λ	71,000	919
Provident Financial Services, Inc. Λ	172,900	2,396
Provident New York Bancorp Λ	250,000	1,885
United Financial Bancorp, Inc. Λ	80,685	1,258
Washington Federal, Inc.	217,000	3,669
Tobacco - 0.4%
Reynolds American, Inc.	73,700	2,594
Water Utilities - 1.6%
American Water Works Co., Inc.	402,023	11,257
Wireless Telecommunication Services - 0.7%
MetroPCS Communications, Inc.‡	314,625	5,122

Total Common Stocks (cost $716,739)		704,347

SECURITIES LENDING COLLATERAL - 15.0%
State Street Navigator Securities Lending Trust — Prime Portfolio,.25% ▲	107,544,204	107,544
Total Securities Lending Collateral (cost $107,544)

	Principal	Value

REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.03% ▲ , dated 07/29/2011, to be repurchased at $14,651 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $14,947.	$14,651	14,651
Total Repurchase Agreement (cost $14,651)

Total Investment Securities (cost $838,934) #		826,542
Other Assets and Liabilities — Net		(110,756)

Net Assets		$715,786

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $104,518.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $838,934. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,877 and $46,269, respectively. Net unrealized depreciation for tax purposes is $12,392.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$688,354	$15,993	$—	$704,347
Repurchase Agreement	—	14,651	—	14,651
Securities Lending Collateral	107,544	—	—	107,544

Total	$795,898	$30,644	$—	$826,542

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Third Avenue Value
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 89.0%
Austria - 0.8%
Andritz AG	35,000	$3,404
Bermuda - 1.3%
Nabors Industries, Ltd. ‡	196,865	5,199
Canada - 16.2%
Brookfield Asset Management, Inc. — Class AΛ	734,586	23,161
Canfor Corp. ‡	589,723	6,351
Cenovus Energy, Inc.	327,000	12,541
EnCana Corp.	367,000	10,749
Viterra, Inc.	1,107,150	12,538
France - 0.6%
Sanofi	32,950	2,570
Germany - 2.5%
Lanxess AG	123,000	9,926
Guernsey, Channel Islands - 2.5%
Resolution, Ltd.	2,217,566	10,054
Hong Kong - 16.6%
Cheung Kong Holdings, Ltd.	1,279,153	19,532
Henderson Land Development Co., Ltd.	2,944,727	18,627
Hutchison Whampoa, Ltd.	1,845,888	21,505
Wharf Holdings, Ltd.	328,141	2,406
Wheelock & Co., Ltd.	1,062,000	4,531
Japan - 11.7%
Mitsui Fudosan Co., Ltd.	649,462	12,393
Tokio Marine Holdings, Inc.	470,080	13,891
Toyota Industries Corp.	630,107	20,691
Korea, Republic of - 4.2%
POSCO ADR	154,261	16,938
Sweden - 4.6%
Investor AB — Class A	866,546	18,553
Switzerland - 1.6%
Pargesa Holding SA (Bearer Shares)	73,000	6,488
United States - 26.4%
Alamo Group, Inc. Λ	118,983	2,845
Alexander & Baldwin, Inc. Λ	43,770	2,110
Applied Materials, Inc.	493,961	6,086
AVX Corp.	836,145	11,639
Bank of New York Mellon Corp. Λ	560,052	14,064

Bristow Group, Inc. Λ	173,630	$8,418
Capital Southwest Corp.	19,256	1,808
Cross Country Healthcare, Inc. ‡ Λ	140,906	974
Electronics for Imaging, Inc. ‡ Λ	202,436	3,484
Forest City Enterprises, Inc. — Class A ‡ Λ	679,836	12,244
Intel Corp.	355,961	7,948
Investment Technology Group, Inc. ‡ Λ	424,815	5,170
KeyCorp Λ	230,000	1,849
Leucadia National Corp. Λ	95,000	3,199
Lexmark International, Inc. — Class A ‡	36,205	1,215
MDC Holdings, Inc. Λ	28,363	641
Pharmaceutical Product Development, Inc.	300,710	8,669
Sanderson Farms, Inc. Λ	33,250	1,537
Sycamore Networks, Inc. Λ	47,153	929
Tejon Ranch Co. ‡ Λ	86,299	2,769
Tellabs, Inc.	941,479	3,898
Westwood Holdings Group, Inc. Λ	111,753	4,211

Total Common Stocks (cost $378,426)		357,755

SECURITIES LENDING COLLATERAL - 11.7%
State Street Navigator Securities Lending
Trust — Prime Portfolio, 0.25% ▲	47,244,365	47,244
Total Securities Lending Collateral (cost $47,244)

	Principal	Value

REPURCHASE AGREEMENT - 11.3%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $45,339 on 08/01/2011. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/25/2038 - 12/25/2038, with a total value of $46,247.	$45,339	45,339
Total Repurchase Agreement (cost $45,339)

Total Investment Securities (cost $471,009) #		450,338
Other Assets and Liabilities — Net		(48,190)

Net Assets		$402,148

	Percentage of
INVESTMENTS BY INDUSTRY :	Total Investments	Value

Real Estate Management & Development	21.2%	$95,663
Diversified Financial Services	6.3	28,240
Capital Markets	5.6	25,253
Insurance	5.3	23,945
Oil, Gas & Consumable Fuels	5.2	23,290
Industrial Conglomerates	4.8	21,505
Auto Components	4.6	20,691
Metals & Mining	3.8	16,938
Food Products	3.1	14,075
Semiconductors & Semiconductor Equipment	3.1	14,034
Energy Equipment & Services	3.0	13,617
Electronic Equipment & Instruments	2.6	11,639
Chemicals	2.2	9,926
Life Sciences Tools & Services	1.9	8,669
Paper & Forest Products	1.4	6,351
Machinery	1.4	6,249
Communications Equipment	1.1	4,827

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Third Avenue Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Computers & Peripherals	1.0%	$4,699
Pharmaceuticals	0.6	2,570
Marine	0.5	2,110
Commercial Banks	0.4	1,849
Health Care Providers & Services	0.2	974
Household Durables	0.1	641

Investment Securities, at Value	79.4	357,755
Short-Term Investments	20.6	92,583

Total Investments	100.0%	$450,338

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $46,124.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $471,009. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,593 and $58,264, respectively. Net unrealized depreciation for tax purposes is $20,671.
DEFINITION:
ADR American Depositary Receipt
VALUATION SUMMARY: 3

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$176,246	$181,509	$—	$357,755
Repurchase Agreement	—	45,339	—	45,339
Securities Lending Collateral	47,244	—	—	47,244

Total	$223,490	$226,848	$—	$450,338

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Thornburg International Value
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 2.4%
Germany - 2.4%
Volkswagen AG, 1.94% ▲	82,841	$16,599
Total Preferred Stock (cost $7,807)

COMMON STOCKS - 97.6%
Australia - 1.6%
BHP Billiton, Ltd.	249,792	11,367
Bermuda - 0.9%
SeaDrill, Ltd.	172,958	6,045
Brazil - 2.8%
BM&FBOVESPA SA	1,092,000	6,386
Embraer SA ADR ‡ Λ	203,127	5,996
Natura Cosmeticos SA	331,500	7,536
Canada - 5.2%
Canadian National Railway Co.	131,889	9,889
Canadian Natural Resources, Ltd.	229,914	9,283
Cenovus Energy, Inc.	197,897	7,608
Potash Corp., of Saskatchewan, Inc.	162,545	9,397
Cayman Islands - 0.6%
Tencent Holdings, Ltd.	149,128	3,884
China - 4.5%
China Life Insurance Co., Ltd. — Class H	2,016,688	6,728
China Merchants Bank Co., Ltd. — Class H	3,463,950	8,231
Industrial & Commercial Bank of China - Class H	13,005,300	9,912
Sinopharm Group Co., Ltd. — Class H	2,235,114	6,496
Denmark - 2.2%
Novo Nordisk A/S — Class B Λ	123,642	15,143
France - 8.8%
Air Liquide SA	93,992	12,959
BNP Paribas	184,730	12,068
Lafarge SA	129,793	6,971
LVMH Moet Hennessy Louis Vuitton SA	96,990	17,832
Publicis Groupe SA	188,447	9,611
Vallourec SA	19,500	1,993
Germany - 12.0%
Adidas AG	156,160	11,621
Allianz SE	80,300	10,507
Bayer AG	66,600	5,352
Deutsche Bank AG	183,046	10,131
Fresenius Medical Care AG & Co., KGaA	176,335	13,538
SAP AG	270,875	16,987
Siemens AG	124,800	16,028
Hong Kong - 4.0%
CNOOC, Ltd.	6,845,355	15,265
Hong Kong Exchanges & Clearing, Ltd.	614,600	12,688
India - 1.1%
Coal India, Ltd.	858,200	7,524
Ireland - 1.0%
Covidien PLC	134,115	6,812
Israel - 2.7%
Check Point Software Technologies, Ltd. ‡	102,200	5,892
Teva Pharmaceutical Industries, Ltd. ADR	283,338	13,215
Japan - 11.1%
Canon, Inc.	209,527	10,206
Dai-ichi Life Insurance Co., Ltd.	4,073	5,772
Fanuc Corp.	44,326	8,412
KDDI Corp.	1,343	9,979
Komatsu, Ltd. Λ	513,700	16,061
Mitsubishi UFJ Financial Group, Inc.	2,479,600	12,626
Toyota Motor Corp.	353,174	14,474
Korea, Republic of - 2.0%
Hyundai Motor Co.	64,233	14,317
Luxembourg - 1.6%
ArcelorMittal Λ	346,700	10,863
Mexico - 1.3%
Wal-Mart de Mexico SAB de CV — Series V	3,333,080	9,204
Netherlands - 1.7%
ING Groep NV ‡	736,300	7,957
Yandex NV – Class A ‡	117,200	4,098
Netherlands Antilles - 2.4%
Schlumberger, Ltd.	185,514	16,765
Spain - 1.5%
Telefonica SA	477,912	10,678
Sweden - 1.6%
Hennes & Mauritz AB — Class B	322,330	11,020
Switzerland - 7.0%
Credit Suisse Group AG ‡	308,800	11,166
Julius Baer Group, Ltd.	160,855	6,869
Nestle SA	258,696	16,517
Novartis AG	239,041	14,730
Taiwan - 2.0%
High Tech Computer Corp.	473,460	14,088
Turkey - 1.0%
Turkiye Garanti Bankasi AS	1,591,043	7,026
United Kingdom - 17.0%
ARM Holdings PLC	750,614	7,195
BG Group PLC	660,966	15,667
British American Tobacco PLC	371,229	17,186
Carnival PLC	324,955	11,287
Kingfisher PLC	2,223,790	9,224
Pearson PLC	389,707	7,510
Reckitt Benckiser Group PLC	260,662	14,791
SABMiller PLC	215,865	8,096
Standard Chartered PLC	543,475	13,899
Tesco PLC	2,275,923	14,325

Total Common Stocks (cost $581,891)		682,903

SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.25% ▲	17,771,615	17,772
Total Securities Lending Collateral (cost $17,772)

	Principal	Value

REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $1,396 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $1,426.	$1,396	1,396
Total Repurchase Agreement (cost $1,396)

Total Investment Securities (cost $608,866) #		718,670
Other Assets and Liabilities — Net		(18,586)

Net Assets		$700,084

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica Thornburg International Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	(22,628)	08/24/2011	$(31,978)	$(518)
Euro	(15,299)	11/09/2011	(21,925)	(3)

				$(521)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	8.9%	$63,762
Oil, Gas & Consumable Fuels	7.6	55,347
Pharmaceuticals	6.7	48,440
Automobiles	6.3	45,390
Textiles, Apparel & Luxury Goods	4.1	29,453
Capital Markets	3.9	28,166
Diversified Financial Services	3.8	27,031
Machinery	3.7	26,466
Food & Staples Retailing	3.3	23,529
Insurance	3.2	23,007
Software	3.2	22,879
Energy Equipment & Services	3.2	22,810
Chemicals	3.1	22,356
Metals & Mining	3.1	22,230
Specialty Retail	2.8	20,244
Health Care Providers & Services	2.8	20,034
Tobacco	2.4	17,186
Media	2.4	17,121
Food Products	2.3	16,517
Industrial Conglomerates	2.2	16,028
Household Products	2.1	14,791
Communications Equipment	2.0	14,088
Hotels, Restaurants & Leisure	1.6	11,287
Diversified Telecommunication Services	1.5	10,678
Office Electronics	1.4	10,206
Wireless Telecommunication Services	1.4	9,979
Road & Rail	1.4	9,889
Beverages	1.1	8,096
Internet Software & Services	1.1	7,982
Personal Products	1.0	7,536
Semiconductors & Semiconductor Equipment	1.0	7,195
Construction Materials	1.0	6,971
Health Care Equipment & Supplies	0.9	6,812
Aerospace & Defense	0.8	5,996

Investment Securities, at Value	97.3	699,502
Short-Term Investments	2.7	19,168

Total Investments	100.0%	$718,670

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/29/2011.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $16,922.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $608,866. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $127,457 and $17,653, respectively. Net unrealized appreciation for tax purposes is $109,804.

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica Thornburg International Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITION:
ADR American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$91,993	$590,910	$—	$682,903
Preferred Stocks	—	16,599	—	16,599
Repurchase Agreement	—	1,396	—	1,396
Securities Lending Collateral	17,772	—	—	17,772
Total	$109,765	$608,905	$—	$718,670

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments	Prices	Inputs	Inputs	07/31/2011

Forward Foreign Currency Contracts - Depreciation	$—	$(521)	$—	$(521)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica TS&W International Equity
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 1.1%
Russian Federation - 1.1%
Sberbank of Russia, 1.56 ▲	540,000	$1,431
Total Preferred Stock (cost $1,337)
COMMON STOCKS - 97.7%
Australia - 3.2%
Apa Group	386,000	1,709
Computershare, Ltd.	140,400	1,266
Telstra Corp., Ltd.	415,000	1,363
Belgium - 1.1%
Anheuser-Busch InBev NV	26,700	1,542
Bermuda - 3.5%
Cosan, Ltd. — Class A	123,000	1,517
First Pacific Co.	2,050,200	2,062
RenaissanceRe Holdings, Ltd.	17,000	1,183
Brazil - 1.1%
Cia de Saneamento Basico do Estado de
Sao Paulo ADR ‡	11,800	704
Redecard SA	44,000	758
Canada - 1.0%
Canadian Imperial Bank of Commerce	18,000	1,375
Denmark - 0.8%
TDC A/S ‡	110,000	1,023
Finland - 0.9%
Sampo OYJ — Class A	41,578	1,271
France - 7.1%
AXA SA	80,283	1,513
Bouygues SA	36,600	1,388
Euler Hermes SA	15,500	1,365
Sanofi	31,500	2,457
Societe Generale SA	21,100	1,053
Veolia Environnement SA	28,700	652
Vivendi SA	52,300	1,255
Germany - 8.7%
Adidas AG	26,400	1,965
Allianz SE	11,000	1,439
Bayer AG	24,000	1,929
E.ON AG ADR	32,425	891
HeidelbergCement AG	27,900	1,541
Hochtief AG	15,400	1,239
Linde AG	4,200	754
Siemens AG	16,000	2,056
Greece - 0.6%
Opap SA	51,536	855
Guernsey, Channel Islands - 1.0%
Resolution, Ltd.	293,800	1,332
Ireland - 3.0%
Ryanair Holdings PLC ADR	69,900	1,901
Smurfit Kappa Group PLC ‡	214,700	2,208
Italy - 5.0%
Fiat Industrial SpA ‡	158,349	1,184
Fiat SpA	184,349	1,322
Pirelli & C SpA	230,500	2,398
Prysmian SpA	98,001	1,818
Japan - 19.9%
Air Water, Inc.	140,500	1,708
Aisin Seiki Co., Ltd.	55,500	2,144
Daito Trust Construction Co., Ltd.	12,900	1,243
DeNA Co., Ltd.	40,600	2,028
Elpida Memory, Inc. ‡	84,000	777
Fukuoka Financial Group, Inc.	425,000	1,811
Hitachi, Ltd.	440,000	2,738
Japan Petroleum Exploration Co.	22,000	1,127
Jupiter Telecommunications Co., Ltd.	1,861	2,171
Kintetsu World Express, Inc.	55,000	1,890
Komatsu, Ltd.	32,300	1,010
Japan — (continued)
Mitsubishi Corp.	96,800	2,594
Nintendo Co., Ltd.	5,000	798
Nippon Telegraph & Telephone Corp.	55,400	2,735
USS Co., Ltd.	25,300	2,018
Jersey, Channel Islands - 2.0%
WPP PLC	235,100	2,680
Korea, Republic of - 2.2%
Kangwon Land, Inc.	60,300	1,713
SK Telecom Co., Ltd.	9,500	1,325
Mexico - 0.9%
Grupo Mexico SAB de CV — Series B	325,000	1,199
Netherlands - 4.0%
Binckbank NV	110,546	1,531
European Aeronautic Defence and Space
Co., NV	72,600	2,524
Wolters Kluwer NV	66,300	1,379
Singapore - 3.8%
Flextronics International, Ltd. ‡	199,000	1,284
Fraser and Neave, Ltd.	449,000	2,237
Sia Engineering Co., Ltd.	467,000	1,571
Spain - 0.6%
Viscofan SA	23,600	880
Sweden - 2.8%
Investor AB — Class B	99,700	2,173
Kinnevik Investment AB — Class B	69,900	1,615
Switzerland - 7.6%
GAM Holding, Ltd. ‡	114,000	1,774
Nestle SA	37,000	2,362
Noble Corp.	35,000	1,290
Novartis AG	55,300	3,409
Zurich Financial Services 6,200 AG ‡	6,200	1,480
Thailand - 0.9%
Bangkok Bank PCL	208,000	1,213
United Kingdom - 15.7%
Afren PLC ‡	247,600	570
BHP Billiton PLC ADR	16,300	1,225
BP PLC ADR	56,000	2,545
Carnival PLC	12,700	441
Diageo PLC ADR	14,325	1,164
HSBC Holdings PLC	217,624	2,137
Imperial Tobacco Group PLC	45,000	1,564
Johnson Matthey PLC	42,500	1,423
Royal Dutch Shell PLC — Class A	93,400	3,426
Tesco PLC	249,000	1,567
Unilever PLC	62,600	2,002
Vodafone Group PLC	1,120,700	3,164
United States - 0.3%
Philip Morris International, Inc.	6,000	427

Total Common Stocks (cost $124,260)		132,374

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $1,955 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, with a value of $1,995.	$1,955	1,955
Total Repurchase Agreement (cost $1,955)

Total Investment Securities (cost $127,552) #		135,760
Other Assets and Liabilities — Net		(282)

Net Assets		$135,478

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica TS&W International Equity
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Insurance	7.1%	$9,583
Commercial Banks	6.7	9,120
Food Products	6.4	8,823
Pharmaceuticals	5.7	7,795
Oil, Gas & Consumable Fuels	5.5	7,668
Media	5.5	7,485
Diversified Telecommunication Services	3.8	5,121
Auto Components	3.4	4,542
Wireless Telecommunication Services	3.3	4,489
Industrial Conglomerates	3.2	4,293
Electronic Equipment & Instruments	3.0	4,022
Chemicals	2.9	3,885
Diversified Financial Services	2.8	3,788
Capital Markets	2.4	3,205
Hotels, Restaurants & Leisure	2.1	3,009
Beverages	2.0	2,706
Construction & Engineering	1.9	2,627
Trading Companies & Distributors	1.9	2,594
Aerospace & Defense	1.9	2,524
Metals & Mining	1.8	2,424
Containers & Packaging	1.6	2,208
Machinery	1.6	2,194
Internet & Catalog Retail	1.5	2,028
IT Services	1.5	2,024
Specialty Retail	1.5	2,018
Tobacco	1.5	1,991
Textiles, Apparel & Luxury Goods	1.4	1,965
Airlines	1.4	1,901
Air Freight & Logistics	1.4	1,890
Electrical Equipment	1.3	1,818
Gas Utilities	1.3	1,709
Transportation Infrastructure	1.2	1,571
Food & Staples Retailing	1.2	1,567
Construction Materials	1.1	1,541
Automobiles	1.0	1,322
Energy Equipment & Services	1.0	1,290
Real Estate Management & Development	0.9	1,243
Electric Utilities	0.7	891
Software	0.6	798
Semiconductors & Semiconductor Equipment	0.6	777
Water Utilities	0.5	704
Multi-Utilities	0.5	652

Investment Securities, at Value	98.6	133,805
Short-Term Investments	1.4	1,955

Total Investments	100.0%	$135,760

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/29/2011.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $127,552. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,222 and $7,014, respectively. Net unrealized appreciation for tax purposes is $8,208.

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica TS&W International Equity
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITION:
ADR American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$9,225	$123,149	$—	$132,374
Preferred Stock	—	1,431	—	1,431
Repurchase Agreement	—	1,955	—	1,955

Total	$9,225	$126,535	$—	$135,760

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds		July 31, 2011 Form N-Q

Transamerica UBS Large Cap Value
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 4.5%
Boeing Co.	170,600	$12,022
General Dynamics Corp.	240,600	16,394
Air Freight & Logistics - 1.3%
FedEx Corp.	93,900	8,158
Airlines - 1.0%
Southwest Airlines Co.	672,500	6,698
Automobiles - 1.7%
General Motors Co. ‡	393,900	10,903
Beverages - 2.6%
PepsiCo, Inc.	256,600	16,433
Capital Markets - 3.9%
Goldman Sachs Group, Inc.	97,600	13,173
Morgan Stanley	534,700	11,897
Chemicals - 2.0%
Celanese Corp. — Series A	231,900	12,785
Commercial Banks - 5.7%
U.S. Bancorp	561,000	14,620
Wells Fargo & Co.	781,300	21,829
Computers & Peripherals - 1.2%
Hewlett-Packard Co.	220,600	7,756
Construction Materials - 0.9%
Vulcan Materials Co.	170,400	5,843
Diversified Consumer Services - 1.0%
Apollo Group, Inc. — Class A ‡	122,800	6,242
Diversified Financial Services - 6.7%
Citigroup, Inc.	472,980	18,134
JPMorgan Chase & Co.	591,900	23,943
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	632,000	18,492
Electric Utilities - 7.3%
American Electric Power Co., Inc.	338,900	12,492
Edison International	293,900	11,189
FirstEnergy Corp.	326,800	14,591
Nextera Energy, Inc.	158,300	8,746
Energy Equipment & Services - 2.4%
Noble Corp.	409,000	15,080
Food & Staples Retailing - 2.5%
Kroger Co.	648,500	16,128
Food Products - 2.9%
Kraft Foods, Inc. — Class A	542,500	18,651
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	124,200	7,225
Covidien PLC	146,600	7,446
Medtronic, Inc.	240,800	8,680
Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	278,100	13,802
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	336,300	11,199
Household Products - 2.4%
Colgate-Palmolive Co.	179,200	15,121
Insurance - 3.5%
Aflac, Inc.	189,000	8,705
MetLife, Inc.	325,900	13,431
Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc. — Class A ‡	41,300	4,502
Machinery - 2.3%
Illinois Tool Works, Inc.	291,600	14,522
Media - 5.3%
Comcast Corp. — Class A	653,900	15,707
Viacom, Inc. — Class B	375,300	18,171
Oil, Gas & Consumable Fuels - 8.6%
EOG Resources, Inc.	79,700	8,129
Exxon Mobil Corp.	302,400	24,129
Hess Corp.	132,400	9,077
Ultra Petroleum Corp. ‡	303,300	14,201
Personal Products - 1.1%
Avon Products, Inc.	278,000	7,292
Pharmaceuticals - 7.4%
Johnson & Johnson	420,200	27,224
Merck & Co., Inc.	596,500	20,359
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	358,100	6,009
Road & Rail - 3.5%
Hertz Global Holdings, Inc. ‡	642,500	9,040
Norfolk Southern Corp.	179,800	13,611
Semiconductors & Semiconductor Equipment - 1.0%
Intersil Corp. — Class A	535,100	6,448
Software - 3.6%
Adobe Systems, Inc. ‡	415,400	11,515
Symantec Corp. ‡	600,100	11,438
Specialty Retail - 1.0%
GameStop Corp. — Class A ‡	277,900	6,553

Total Common Stocks (cost $584,699)		635,735

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $5,379 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, with a value of $5,489.	$5,379	5,379
Total Repurchase Agreement (cost $5,379)

Total Investment Securities (cost $590,078) #		641,114
Other Assets and Liabilities — Net		(331)

Net Assets		$640,783

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica UBS Large Cap Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $590,078. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $68,047 and $17,011, respectively. Net unrealized appreciation for tax purposes is $51,036.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$613,210	$22,525	$—	$635,735
Repurchase Agreement	—	5,379	—	5,379
Total	$613,210	$27,904	$—	$641,114

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Water Island Arbitrage Strategy
SCHEDULE OF INVESTMENTS
At July 31,2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Biotechnology - 4.2%
Cephalon, Inc. ‡	44,293	$3,541
Building Products - 1.3%
Ameron International Corp.	12,828	1,092
Capital Markets - 2.0%
optionsXpress Holdings, Inc.	108,622	1,641
Chemicals - 12.8%
Arch Chemicals, Inc.	40,808	1,923
Lubrizol Corp. Ю	40,196	5,411
Nalco Holding Co.	10,000	354
Rhodia SA	68,789	3,118
Commercial Banks - 1.6%
Comerica, Inc.	41,518	1,330
Commercial Services & Supplies - 0.3%
Niscayah Group AB — Class B	88,400	253
Computers & Peripherals - 3.5%
Hypercom Corp. ‡ Ю	148,192	1,202
SMART Modular Technologies WWH, Inc. ‡	198,246	1,784
Containers & Packaging - 3.0%
Graham Packaging Co., Inc. ‡	96,472	2,445
Rock-Tenn Co. — Class A	1,300	80
Diversified Financial Services - 0.2%
DKN Financial Group, Ltd.	235,000	209
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	7,672	285
Global Crossing, Ltd. ‡ Ю	45,318	1,560
Electric Utilities - 6.1%
DPL, Inc. Ю	75,132	2,273
Progress Energy, Inc. Ю	61,005	2,851
Electrical Equipment - 1.1%
Tognum AG ‡	23,966	888
Electronic Equipment & Instruments - 0.3%
Gerber Scientific, Inc. ‡	23,440	258
Food & Staples Retailing - 0.9%
BJ’s Wholesale Club, Inc. ‡	14,600	735
Health Care Equipment & Supplies - 2.8%
Immucor, Inc. ‡	76,675	2,032
Kinetic Concepts, Inc. ‡	4,732	317
Health Care Providers & Services - 1.8%
Medco Health Solutions, Inc. ‡	24,765	1,557
Household Products - 0.3%
Clorox Co.	3,785	271
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc.	23,424	910
Insurance - 0.7%
FPIC Insurance Group, Inc. ‡	14,729	614
Internet Software & Services - 15.2%
LoopNet, Inc. ‡	24,600	451
Mediamind Technologies, Inc. ‡ Ə	504,800	11,106
Meetic SA ‡	17,500	376
S1 Corp. ‡	81,728	768
IT Services - 4.0%
Ness Technologies, Inc. ‡	76,815	589
Telvent GIT SA ‡	70,485	2,811
Life Sciences Tools & Services - 0.8%
Cellestis, Ltd.	159,942	662
Machinery - 1.8%
Demag Cranes AG ‡ Ə	24,405	1,595
Media - 0.9%
APAC Customer Services, Inc. ‡	74,726	629
British Sky Broadcasting Group PLC	12,341	144
Metals & Mining - 2.6%
BC Iron, Ltd. ‡	69,640	214
Gold One International, Ltd. ‡	279,300	156
Macarthur Coal, Ltd.	62,087	1,062
Peregrine Metals, Ltd. ‡	200,000	479
Stillwater Mining Co. ‡	17,197	263
Oil, Gas & Consumable Fuels - 6.7%
Extract Resources, Ltd. ‡	38,779	333
Petrohawk Energy Corp. ‡	118,748	4,536
Southern Union Co.	18,800	808
Professional Services - 0.4%
SFN Group, Inc. ‡	23,428	326
Real Estate Investment Trusts - 0.6%
Valad Property Group ‡	259,432	502
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Analogic Technologies, Inc. ‡	131,491	796
National Semiconductor Corp. Ю	162,750	4,023
Varian Semiconductor Equipment Associates, Inc. ‡	50,000	3,037
Zarlink Semiconductor, Inc. ‡	47,500	182
Zoran Corp. ‡ Ю	140,388	1,165
Software - 1.4%
Blackboard, Inc. ‡	27,826	1,212
Specialty Retail - 2.7%
Forzani Group, Ltd. — Class A	81,051	2,237
Textiles, Apparel & Luxury Goods - 2.7%
Bulgari SpA	34,389	609
Timberland Co. — Class A ‡	38,982	1,668
Thrifts & Mortgage Finance - 0.4%
Abington Bancorp, Inc.	37,475	371
People’s United Financial, Inc.	2	♦

Total Common Stocks (cost $82,672)		82,044

INVESTMENT COMPANY - 0.4%

Capital Markets - 0.4%
SPDR S&P 500 ETF Trust	2,332	299
Total Investment Company (cost $299)

	Notional
	Amount	Value
PURCHASED OPTIONS - 0.1%
Call Options - 0.0% ∞
Kinetic Concepts, Inc.	$18	4
Call Strike $70.00
Expires 09/17/2011

Southern Union Co.	2	5
Call Strike $40.00
Expires 08/20/2011

Stillwater Mining Co.	8	1
Call Strike $19.00
Expires 08/20/2011

Temple Inland, Inc.	4	7
Call Strike $31.00
Expires 11/19/2011
Put Options - 0.1%
Semiconductor HOLDRs Trust	3	4
Put Strike $32.00
Expires 09/17/2011

SPDR S&P 500 ETF Trust	3	7
Put Strike $127.00
Expires 08/20/2011

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Water Island Arbitrage Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Notional
	Amount	Value
Put Options (continued)

SPDR S&P 500 ETF Trust	$11	$24
Put Strike $128.00
Expires 08/20/2011

SPDR S&P 500 ETF Trust	12	31
Put Strike $129.00
Expires 08/20/2011

SPDR S&P 500 ETF Trust	1	4
Put Strike $131.00
Expires 08/20/2011

SPDR S&P 500 ETF Trust	10	30
Put Strike $130.00
Expires 08/20/2011
Temple Inland, Inc.	5	1
Put Strike $27.00
Expires 08/20/2011

Total Purchased Options (cost $97)		118

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $741 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $757.	741	741

Total Repurchase Agreement (cost $741)
Total Investment Securities (cost $83,809) #		83,202
Other Assets and Liabilities — Net		1,109

Net Assets		$84,311

	Shares	Value
SECURITIES SOLD SHORT — (12.5%)
COMMON STOCKS — (12.5%)
Capital Markets — (1.8%)
Charles Schwab Corp.	(95,594)	$(1,427)
Semiconductor HOLDRs Trust	(3,458)	(111)
Chemicals — (0.4%)
Ecolab, Inc.	(4,904)	(245)
Commercial Banks - (1.4%)
Comerica, Inc.	(23,965)	(768)
Susquehanna Bancshares, Inc.	(49,466)	(372)
Containers & Packaging - (0.0%) ∞
Temple-Inland, Inc.	(1,000)	(30)
Diversified Telecommunication Services — (1.9%)
Level 3 Communications, Inc. ‡	(725,088)	(1,581)
Electric Utilities — (4.4%)
Duke Energy Corp.	(159,378)	(2,963)
Exelon Corp.	(19,619)	(865)
Health Care Providers & Services — (1.3%)
Express Scripts, Inc. ‡	(20,060)	(1,088)
IT Services — (1.1%)
VeriFone Holdings, Inc. ‡	(22,783)	(897)
Metals & Mining — (0.1%)
Stillwater Mining Co. ‡	(7,300)	(112)
Oil, Gas & Consumable Fuels — (0.0%) ∞
Southern Union Co.	(200)	(9)
Professional Services — (0.1%)
CoStar Group, Inc. ‡	(911)	(54)
Thrifts & Mortgage Finance — (0.0%) ∞
People’s United Financial, Inc.	(2)	♦

Total Securities Sold Short (proceeds $(10,993))		(10,522)

	Notional
	Amount	Value
WRITTEN-OPTIONS — (0.1%)
Call Options — (0.1%)
CenturyLink, Inc.	$(4)	(2)
Call Strike $38.00
Expires 08/20/2011
CenturyLink, Inc.	(4)	(1)
Call Strike $39.00
Expires 08/20/2011
Charles Schwab Corp.	(15)	(8)
Call Strike $15.00
Expires 08/20/2011
Clorox Co.	(2)	(3)
Call Strike $72.50
Expires 08/20/2011
Clorox Co.	(2)	(1)
Call Strike $75.00
Expires 08/20/2011
Comerica, Inc.	(6)	(1)
Call Strike $35.00
Expires 08/20/2011
Comerica, Inc.	(12)	(7)
Call Strike $33.00
Expires 08/20/2011
Comerica, Inc.	(6)	(1)
Call Strike $34.00
Expires 08/20/2011
Exelon Corp.	(1)	(1)
Call Strike $44.00
Expires 08/20/2011
Exelon Corp.	(2)	(4)
Call Strike $42.00
Expires 08/20/2011
Lubrizol Corp.	(3)	♦
Call Strike $135.00
Expires 09/17/2011
Rock-Tenn Co.	(1)	(1)
Call Strike $65.00
Expires 08/20/2011
Rock-Tenn Co.	♦	♦
Call Strike $70.00
Expires 08/20/2011
Semiconductor HOLDRs Trust	(3)	♦
Call Strike $36.00
Expires 09/17/2011
Southern Union Co.	(10)	(3)
Call Strike $45.00
Expires 08/20/2011
Southern Union Co.	(10)	(11)
Call Strike $42.50
Expires 08/20/2011
Stillwater Mining Co.	(2)	(1)
Call Strike $16.00
Expires 08/20/2011

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Water Island Arbitrage Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Notional
	Amount	Value
Call Options (continued)
Stillwater Mining Co.	$(14)	$(2)
Call Strike $18.00
Expires 08/20/2011
Stillwater Mining Co.	(14)	(5)
Call Strike $17.00
Expires 08/20/2011
Temple-Inland, Inc.	(1)	♦
Call Strike $31.00
Expires 08/20/2011
Verifone Systems, Inc.	(2)	♦
Call Strike $44.00
Expires 08/20/2011
Verifone Systems, Inc.	(2)	(1)
Call Strike $43.00
Expires 08/20/2011
Verifone Systems, Inc.	(2)	♦
Call Strike $45.00
Expires 08/20/2011
Verifone Systems, Inc.	(1)	♦
Call Strike $46.00
Expires 08/20/2011
Put Options - 0.0% ∞
SPDR S&P 500 ETF Trust	(1)	(1)
Put Strike $120.00
Expires 08/20/2011
Stillwater Mining Co.	(19)	(13)
Put Strike $15.00
Expires 08/20/2011
Stillwater Mining Co.	(15)	(17)
Put Strike $16.00
Expires 08/20/2011
Temple-Inland, Inc.	(1)	(1)
Put Strike $31.00
Expires 08/20/2011

Total Written Options (Premiums: $(108))		(85)

SWAP AGREEMENTS: p
TOTAL RETURN SWAP AGREEMENTS — PAYABLE:

							Premiums	Net Unrealized
	Fixed	Maturity		Currency	Notional	Market	Paid	Appreciation
Reference Entity	Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

1-Month GBP-LIBOR-BBA Ə	1.00%	06/20/2012	UAG	GBP	$325	$(2)	$—	$(2)
1-Month GBP-LIBOR-BBA Ə	0.98	06/20/2012	UAG	GBP	226	1	—	1
1-Month GBP-LIBOR-BBA Ə	0.98	06/20/2012	UAG	GBP	61	(3)	—	(3)
1-Month GBP-LIBOR-BBA Ə	0.98	06/20/2012	UAG	GBP	103	(1)	—	(1)
1-Month ZAR-JIBAR-Reference Banks Ə	6.20	06/21/2012	UAG	ZAR	911	43	1	42

						$38	$1	$37

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(7)	09/15/2011	$(8)	$ ♦
Australian Dollar	(21)	09/15/2011	(23)	♦
Australian Dollar	(30)	09/15/2011	(33)	♦
Australian Dollar	(17)	09/15/2011	(19)	♦
Australian Dollar	(440)	09/15/2011	(468)	(12)
Australian Dollar	30	09/15/2011	32	♦
Australian Dollar	160	09/15/2011	168	6
Australian Dollar	123	09/15/2011	131	4
Australian Dollar	100	09/15/2011	107	2
Australian Dollar	30	09/15/2011	32	♦
Australian Dollar	(10)	09/15/2011	(11)	♦
Australian Dollar	(130)	09/15/2011	(140)	(2)
Australian Dollar	(180)	09/15/2011	(192)	(5)

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Water Island Arbitrage Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(60)	09/15/2011	$(63)	$(2)
Australian Dollar	(140)	09/15/2011	(149)	(4)
Australian Dollar	(714)	09/15/2011	(753)	(27)
Australian Dollar	(970)	09/15/2011	(1,034)	(25)
Australian Dollar	(140)	09/15/2011	(148)	(5)
Australian Dollar	(20)	09/15/2011	(21)	(1)
Australian Dollar	(60)	09/15/2011	(64)	(2)
Australian Dollar	(112)	09/15/2011	(116)	(7)
Australian Dollar	(55)	09/15/2011	(58)	(2)
Australian Dollar	(150)	09/15/2011	(156)	(8)
Australian Dollar	(28)	09/15/2011	(30)	(1)
Canadian Dollar	(364)	09/15/2011	(378)	(2)
Canadian Dollar	600	09/15/2011	624	3
Canadian Dollar	(20)	09/15/2011	(21)	♦
Canadian Dollar	(35)	09/15/2011	(36)	♦
Canadian Dollar	(145)	09/15/2011	(153)	2
Canadian Dollar	(40)	09/15/2011	(42)	♦
Canadian Dollar	(20)	09/15/2011	(21)	♦
Canadian Dollar	(35)	09/15/2011	(36)	♦
Canadian Dollar	(100)	09/15/2011	(103)	(2)
Canadian Dollar	(530)	09/15/2011	(549)	(5)
Canadian Dollar	(290)	09/15/2011	(293)	(10)
Canadian Dollar	(1,737)	09/15/2011	(1,790)	(27)
Canadian Dollar	(69)	09/15/2011	(70)	(2)
Euro	(420)	09/15/2011	(603)	♦
Euro	(1,756)	09/15/2011	(2,536)	15
Euro	(500)	09/15/2011	(711)	(6)
Euro	(20)	09/15/2011	(28)	♦
Euro	(425)	09/15/2011	(615)	5
Euro	(27)	09/15/2011	(38)	(1)
Euro	(350)	09/15/2011	(496)	(6)
Euro	(41)	09/15/2011	(58)	(1)
Euro	10	09/15/2011	14	♦
Euro	280	09/15/2011	392	10
Euro	(700)	09/15/2011	(990)	(15)
Euro	15	09/15/2011	21	♦
Euro	(238)	09/15/2011	(341)	(1)
Euro	(218)	09/15/2011	(311)	(2)
Euro	(200)	09/15/2011	(289)	2
Norwegian Krone	(1,092)	09/15/2011	(202)	(1)
Norwegian Krone	1,092	09/15/2011	195	8
Pound Sterling	(8)	09/15/2011	(13)	♦
Pound Sterling	5	09/15/2011	8	♦
Pound Sterling	(148)	09/15/2011	(235)	(7)
Pound Sterling	(48)	09/15/2011	(76)	(2)
Pound Sterling	11	09/15/2011	18	♦
Pound Sterling	93	09/15/2011	150	2
Pound Sterling	(8)	09/15/2011	(13)	♦
Pound Sterling	5	09/15/2011	8	♦
Swedish Krona	(65)	09/15/2011	(10)	♦
Swedish Krona	(138)	09/15/2011	(22)	♦
Swedish Krona	(57)	09/15/2011	(9)	♦
Swedish Krona	(1,350)	09/15/2011	(213)	(1)
Swedish Krona	(10)	09/15/2011	(2)	♦
Swedish Krona	20	09/15/2011	3	♦

				$(135)

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Water Island Arbitrage Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31,2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 07/29/2011.

♦	Value is less than $1 or zero.

Ю	A portion of these securities in the amount of $ 10,601 have been segregated as collateral with the broker for option and short position contracts.

p	Cash in the amount of $1,630 has been segregated as collateral with the broker for open swap contracts.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $12,739, or 15.11%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $83,809. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $734 and $1,341, respectively. Net unrealized depreciation for tax purposes is $607.
DEFINITIONS:

BBA	British Banker’s Association
ETF	Exchange-Traded Fund
GBP	Pound Sterling
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SPDR	Standard & Poor’s Depositary Receipt
UAG	UBS AG
ZAR	South African Rand
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$58,005	$24,039	$—	$82,044
Investment Company	299	—	—	299
Purchased Options	118	—	—	118
Repurchase Agreement	—	741	—	741

Total	$58,422	$24,780	$—	$83,202

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$(10,522)	$—	$—	$(10,522)

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	07/31/2011
Written Options	$—	$(85)	$—	$(85)

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica Water Island Arbitrage Strategy
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2011
Total Return Swap Agreements - Appreciation	$—	$43	$—	$43
Total Return Swap Agreements- Depreciation	—	(6)	—	(6)
Forward Foreign Currency Contracts - Appreciation	—	59	—	59
Forward Foreign Currency Contracts - Depreciation	—	(194)	—	(194)

Total	$—	$(98)	$—	$(98)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica WMC Diversified Equity
(formerly, Transamerica Diversified Equity)
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 95.3%
Aerospace & Defense - 2.2%
Boeing Co.	109,778	$7,736
Honeywell International, Inc.	153,574	8,155
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	42,118	3,046
Biotechnology - 1.2%
Amgen, Inc. ‡	154,703	8,462
Chemicals - 0.6%
Sherwin-Williams Co. Λ	58,561	4,519
Communications Equipment - 5.3%
Alcatel-Lucent ADR ‡	508,005	2,057
Cisco Systems, Inc.	1,703,432	27,204
Emulex Corp. ‡	391,740	3,310
Qualcomm, Inc.	50,878	2,787
Riverbed Technology, Inc. ‡	114,492	3,278
Computers & Peripherals - 12.1%
Apple, Inc. ‡	100,398	39,203
Dell, Inc. ‡	374,962	6,089
EMC Corp. ‡	857,112	22,353
NetApp, Inc. ‡	220,786	10,492
QLogic Corp. ‡	667,800	10,131
Consumer Finance - 0.8%
American Express Co.	116,531	5,831
Diversified Consumer Services - 1.5%
Apollo Group, Inc. - Class A ‡	212,975	10,826
Electrical Equipment - 0.4%
Emerson Electric Co.	65,017	3,192
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	100,976	7,814
Cameron International Corp. ‡	153,193	8,569
Core Laboratories NV	23,437	2,547
Diamond Offshore Drilling, Inc. Λ	121,556	8,245
Oceaneering International, Inc.	149,714	6,468
Food Products - 0.2%
Kraft Foods, Inc. - Class A	49,158	1,690
Health Care Equipment & Supplies - 1.9%
Hologic, Inc. ‡	360,474	6,694
Intuitive Surgical, Inc. ‡	17,261	6,914
Health Care Providers & Services - 5.0%
Aetna, Inc.	107,652	4,466
AmerisourceBergen Corp. - Class A	116,958	4,481
Cardinal Health, Inc.	151,232	6,618
Express Scripts, Inc. ‡	76,606	4,157
Laboratory Corp. of America Holdings ‡ Λ	49,349	4,479
UnitedHealth Group, Inc.	250,955	12,455
Hotels, Restaurants & Leisure - 1.2%
Ctrip.com International, Ltd. ADR ‡	63,410	2,923
Starbucks Corp.	151,939	6,091
Industrial Conglomerates - 2.0%
General Electric Co.	654,132	11,716
Tyco International, Ltd.	65,392	2,896
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. ‡	19,152	4,262
NetFlix, Inc. ‡	11,052	2,940
priceline.com, Inc. ‡	8,775	4,717

Internet Software & Services - 4.0%
Baidu, Inc. ADR ‡	15,631	2,455
eBay, Inc. ‡	319,587	10,466
Google, Inc. - Class A ‡	5,404	3,262
IAC/InterActiveCorp ‡ Λ	263,071	10,889
Sohu.com, Inc. ‡	21,450	1,933
IT Services - 5.8%
Cognizant Technology Solutions Corp. - Class A ‡	60,590	4,233
International Business Machines Corp.	210,951	38,362
Life Sciences Tools & Services - 2.3%
Bruker Corp. ‡ Λ	279,564	4,814
Waters Corp. ‡	136,012	11,954
Machinery - 7.1%
Caterpillar, Inc.	185,346	18,310
Cummins, Inc.	47,999	5,034
Dover Corp.	99,806	6,035
Illinois Tool Works, Inc.	90,086	4,486
Joy Global, Inc.	76,967	7,229
Parker Hannifin Corp.	130,286	10,295
Media - 3.8%
DIRECTV - Class A ‡	110,726	5,612
News Corp. - Class A	334,363	5,356
Omnicom Group, Inc.	217,148	10,189
Sirius XM Radio, Inc. ‡ Λ	2,830,426	5,972
Metals & Mining - 3.9%
Cliffs Natural Resources, Inc.	76,320	6,855
Freeport-McMoRan Copper & Gold, Inc.	78,133	4,138
Rio Tinto PLC ADR Λ	72,004	5,111
Teck Resources, Ltd. - Class B	126,896	6,274
Walter Energy, Inc.	45,591	5,588
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	113,810	9,396
BP PLC ADR	150,344	6,832
Canadian Natural Resources, Ltd.	197,328	7,950
Exxon Mobil Corp.	175,514	14,005
Occidental Petroleum Corp.	103,086	10,121
Sandridge Energy, Inc. ‡	195,462	2,252
Valero Energy Corp.	396,832	9,968
Pharmaceuticals - 0.4%
Abbott Laboratories	61,886	3,176
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp.	529,007	21,625
Analog Devices, Inc.	197,290	6,787
Intersil Corp. - Class A Λ	430,941	5,193
Memc Electronic Materials, Inc. ‡ Λ	117,939	875
Xilinx, Inc. Λ	248,189	7,967
Software - 11.3%
Adobe Systems, Inc. ‡	181,380	5,028
Autodesk, Inc. ‡	170,093	5,851
BMC Software, Inc. ‡	123,952	5,357
Check Point Software Technologies, Ltd. ‡	113,466	6,541
Citrix Systems, Inc. ‡	93,202	6,714
Longtop Financial Technologies,
Ltd. ADR ‡ § Ə Λ	26,100	247

The notes are an integral part of this report.
Transamerica Funds	Page 1	July 31, 2011 Form N-Q

Transamerica WMC Diversified Equity
(formerly, Transamerica Diversified Equity)
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software (continued)
Microsoft Corp.	908,817	$24,903
Oracle Corp.	780,122	23,856
QLIK Technologies, Inc. ‡	4,654	141
Red Hat, Inc. ‡	90,217	3,796
Specialty Retail - 2.7%
Abercrombie & Fitch Co. - Class A	39,679	2,901
Bed Bath & Beyond, Inc. ‡	31,906	1,866
Buckle, Inc. Λ	93,048	4,123
Ross Stores, Inc.	75,932	5,754
TJX Cos., Inc.	92,152	5,096
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	106,897	6,902
Deckers Outdoor Corp. ‡ Λ	20,998	2,084
Fossil, Inc. ‡	15,804	1,986
Lululemon Athletica, Inc. ‡ Λ	72,742	4,404
Polo Ralph Lauren Corp. - Class A Λ	31,290	4,226
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC ADR	250,183	7,030

Total Common Stocks (cost $688,589)		729,618

SECURITIES LENDING COLLATERAL - 4.6%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.25% ▲	33,318,901	33,319
Total Securities Lending Collateral (cost $33,319)

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co.
0.03% ▲, dated 07/29/2011, to be repurchased at $584 on 08/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, with a value of $598.	$584	584
Total Repurchase Agreement (cost $584)

Total Investment Securities (cost $722,492) #		763,521
Other Assets and Liabilities - Net		(34,407)

Net Assets		$729,114

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $32,372.

▲	Rate shown reflects the yield at 07/29/2011.

§	Illiquid. This security had a value of $247, or 0.03%, of the fund’s net assets.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $247, or 0.03%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $722,492. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $69,751 and $28,722, respectively. Net unrealized appreciation for tax purposes is $41,029.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$696,356	$33,015	$247	$729,618
Repurchase Agreement	—	584	—	584
Securities Lending Collateral	33,319	—	—	33,319
Total	$729,675	$33,599	$247	$763,521
Level 3 Rollforward - Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level	out of Level	Balance at	Held at
Securities	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ	3	3	07/31/2011	07/31/2011ƒ
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$247	$(548)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes are an integral part of this report.
Transamerica Funds	Page 2	July 31, 2011 Form N-Q

Transamerica WMC Diversified Growth
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.2%
Aerospace & Defense - 2.2%
Boeing Co.	197,721	$13,933
Honeywell International, Inc.	285,240	15,147
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc. Λ	64,448	4,660
Biotechnology - 1.2%
Amgen, Inc. ‡	282,059	15,429
Chemicals - 0.6%
Sherwin-Williams Co.	104,126	8,035
Communications Equipment - 6.4%
Alcatel-Lucent ADR ‡	664,763	2,692
Cisco Systems, Inc.	3,353,372	53,554
Emulex Corp. ‡	725,097	6,127
Qualcomm, Inc.	284,524	15,586
Riverbed Technology, Inc. ‡	149,969	4,294
Computers & Peripherals - 11.8%
Apple, Inc. ‡	182,337	71,199
Dell, Inc. ‡	916,477	14,884
EMC Corp. ‡	1,683,502	43,906
NetApp, Inc. ‡	238,604	11,338
QLogic Corp. ‡	796,111	12,077
Consumer Finance - 0.9%
American Express Co.	229,351	11,477
Diversified Consumer Services - 2.2%
Apollo Group, Inc. - Class A ‡	237,646	12,080
ITT Educational Services, Inc. ‡ Λ	187,788	16,087
Electrical Equipment - 0.4%
Emerson Electric Co.	101,434	4,979
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	163,339	12,639
Cameron International Corp. ‡	232,198	12,989
Core Laboratories NV Λ	46,717	5,077
Diamond Offshore Drilling, Inc. Λ	230,005	15,602
Oceaneering International, Inc.	203,607	8,796
Food Products - 0.3%
Kraft Foods, Inc. - Class A	106,121	3,648
Health Care Equipment & Supplies - 1.9%
Edwards Lifesciences Corp. ‡	41,299	2,947
Hologic, Inc. ‡	508,649	9,446
Intuitive Surgical, Inc. ‡	29,998	12,015
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp. - Class A	204,718	7,843
Cardinal Health, Inc.	228,800	10,012
Express Scripts, Inc. ‡	115,087	6,245
Laboratory Corp. of America Holdings ‡ Λ	81,176	7,368
UnitedHealth Group, Inc.	470,527	23,351
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International, Ltd. ADR ‡	69,690	3,213
Starbucks Corp.	240,217	9,630
Industrial Conglomerates - 1.9%
General Electric Co.	1,078,423	19,315
Tyco International, Ltd.	115,987	5,137
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. ‡	35,719	7,948
priceline.com, Inc. ‡ Λ	25,716	13,826
Internet Software & Services - 3.0%
eBay, Inc. ‡ Λ	434,526	14,231
Google, Inc. - Class A ‡	9,589	5,789
IAC/InterActiveCorp ‡	377,991	15,645
Sohu.com, Inc. ‡	38,082	3,431
IT Services - 5.8%
Cognizant Technology Solutions Corp. - Class A ‡	118,800	8,301
International Business Machines Corp.	366,055	66,567
Life Sciences Tools & Services - 2.0%
Bruker Corp. ‡	294,507	5,071
Waters Corp. ‡	234,776	20,635
Machinery - 6.8%
Caterpillar, Inc.	322,317	31,842
Cummins, Inc.	72,642	7,619
Dover Corp.	186,266	11,264
Illinois Tool Works, Inc. Λ	141,193	7,031
Joy Global, Inc.	142,644	13,397
Parker Hannifin Corp.	224,595	17,747
Media - 3.6%
DIRECTV - Class A ‡	194,888	9,877
News Corp. - Class A	596,085	9,549
Omnicom Group, Inc.	427,754	20,071
Sirius XM Radio, Inc. ‡ Λ	3,111,285	6,565
Metals & Mining - 4.1%
Cliffs Natural Resources, Inc.	123,088	11,056
Freeport-McMoRan Copper & Gold, Inc.	182,145	9,646
Rio Tinto PLC ADR	146,857	10,424
Teck Resources, Ltd. - Class B	228,902	11,317
Walter Energy, Inc.	88,888	10,895
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	215,560	17,797
BP PLC ADR	223,152	10,140
Canadian Natural Resources, Ltd.	343,841	13,853
Exxon Mobil Corp.	347,778	27,749
Occidental Petroleum Corp.	195,227	19,167
Sandridge Energy, Inc. ‡	358,762	4,133
Valero Energy Corp.	809,998	20,347
Pharmaceuticals - 0.4%
Abbott Laboratories	104,136	5,344
Semiconductors & Semiconductor Equipment - 6.4%
Altera Corp.	1,003,531	41,025
Analog Devices, Inc.	364,250	12,530
Intersil Corp. - Class A Λ	1,063,675	12,817
Memc Electronic Materials, Inc. ‡ Λ	205,270	1,523
Xilinx, Inc.	468,839	15,050
Software - 11.7%
Adobe Systems, Inc. ‡	296,362	8,215
Autodesk, Inc. ‡	287,679	9,896
BMC Software, Inc. ‡	218,139	9,428
Check Point Software Technologies, Ltd. ‡	203,505	11,732
Citrix Systems, Inc. ‡	168,010	12,103
Longtop Financial Technologies, Ltd. ADR ‡ § Ə Λ	86,113	815
Microsoft Corp.	1,753,948	48,058
Oracle Corp.	1,397,622	42,739
QLIK Technologies, Inc. ‡	63,991	1,940
Red Hat, Inc. ‡	150,037	6,314

The notes are an integral part of this report.
Transamerica Funds	Page 1	July 31, 2011 Form N-Q

Transamerica WMC Diversified Growth
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	40,768	$2,241
Bed Bath & Beyond, Inc. ‡	67,930	3,973
Buckle, Inc. Λ	111,622	4,946
Ross Stores, Inc.	149,528	11,330
TJX Cos., Inc.	159,059	8,796
Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	179,357	11,580
Deckers Outdoor Corp. ‡ Λ	81,120	8,051
Fossil, Inc. ‡	15,019	1,887
Lululemon Athletica, Inc. ‡	109,649	6,638
Polo Ralph Lauren Corp. - Class A	62,553	8,449
Wireless Telecommunication Services - 1.0%
Vodafone Group PLC ADR	449,035	12,618

Total Common Stocks (cost $1,120,875)		1,295,725

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.25% ▲	51,601,119	51,601
Total Securities Lending Collateral (cost $51,601)

Total Investment Securities (cost $1,172,476) #		1,347,326
Other Assets and Liabilities - Net		(52,876)

Net Assets		$1,294,450

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $50,215.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

§	Illiquid. This security had a value of $815, or 0.06%, of the fund’s net assets.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $815, or 0.06%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $1,172,476. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $219,498 and $44,648, respectively. Net unrealized appreciation for tax purposes is $174,850.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$1,237,090	$57,820	$815	$1,295,725
Securities Lending Collateral	51,601	—	—	51,601
Total	$1,288,691	$57,820	$815	$1,347,326
Level 3 Rollforward - Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level 3	out of Level	Balance at	Held at
Securities	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)ƒ		¥3	07/31/2011	07/31/2011ƒ
Common Stocks	$—	$—	$—	$—	$—	$—	$815	$—	$815	$(1,624)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2011 may be due to an investment no longer held or categorized as Level 3 at period end.

¥	Transferred into Level 3 because of unavailability of observable inputs.

The notes are an integral part of this report.
Transamerica Funds	Page 2	July 31, 2011 Form N-Q

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCKS - 2.0%
Brazil - 2.0%
Braskem SA, 4.79% ▲	231,600	$2,746
Cia Paranaense de Energia, 3.02% ▲	79,600	1,920
Lojas Americanas SA, 0.67% ▲	415,475	3,791

Total Preferred Stocks (cost $8,315)		8,457

COMMON STOCKS - 95.3%
Bermuda - 2.3%
Aquarius Platinum, Ltd. Λ	703,901	3,295
Central European Media Enterprises, Ltd. - Class A ‡	83,200	1,591
Cosco Pacific, Ltd.	802,000	1,301
Shangri-La Asia, Ltd.	1,490,000	3,833
Brazil - 14.6%
Banco Santander Brasil SA ADR Λ	346,200	3,213
BR Malls Participacoes SA	226,400	2,636
CCR SA	146,900	4,423
Centrais Eletricas Brasileiras SA ‡	145,900	1,763
Cia de Bebidas das Americas ADR Λ	13,400	402
Cielo SA	111,860	3,109
Estacio Participacoes SA	81,000	1,003
GOL Linhas Aereas Inteligentes SA ADR	168,298	1,306
Julio Simoes Logistica SA	239,300	1,543
MRV Engenharia e Participacoes SA	360,300	2,672
Natura Cosmeticos SA	144,100	3,275
Petroleo Brasileiro SA ADR	569,300	19,338
Redecard SA	151,500	2,608
TAM SA ADR Λ	96,900	1,887
Totvs SA	112,000	2,007
Vale SA - Class B ADR	333,600	10,822
Canada - 0.8%
Pacific Rubiales Energy Corp.	120,700	3,471
Cayman Islands - 4.7%
Baidu, Inc. ADR ‡ Λ	33,100	5,199
Hengan International Group Co., Ltd.	482,500	4,179
MGM China Holdings, Ltd. ‡	408,400	915
Netease.com ADR ‡ Λ	16,700	844
Simcere Pharmaceutical Group ADR ‡Λ	36,200	397
Tencent Holdings, Ltd.	96,800	2,521
Tingyi Cayman Islands Holding Corp.	278,000	861
TPK Holding Co., Ltd. ‡	168,000	4,952
Chile - 1.2%
Enersis S.A. ADR	123,300	2,687
Sociedad Quimica y Minera de Chile SA - Series B ADR	36,100	2,322
China - 9.8%
Angang Steel Co., Ltd. - Class H	2,084,000	2,158
Bank of China, Ltd.	10,881,000	5,012
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	280,820	551
China Construction Bank Corp. - Class H	7,740,230	6,246
China Pacific Insurance Group Co., Ltd.	601,800	2,282
China Petroleum & Chemical Corp. ADR	21,100	2,089
China Shenhua Energy Co., Ltd. - Class H	1,504,000	7,565
China Shipping Development Co., Ltd. - Class H	3,046,000	2,380
China Telecom Corp., Ltd.	3,968,000	2,581
Dongfeng Motor Group Co., Ltd. - Class H	1,302,000	2,583
Ping An Insurance Group Co. - Class H	627,000	6,106
Sinopharm Group Co., Ltd. - Class H	724,000	2,104
Czech Republic - 0.7%
CEZ AS	56,000	2,896
Hong Kong - 3.3%
AIA Group, Ltd. ‡	1,154,800	4,245
China Merchants Holdings International Co., Ltd.	361,640	1,288
China Mobile, Ltd.	757,000	7,523
Galaxy Entertainment Group, Ltd. ‡	384,000	995
Hungary - 0.5%
Richter Gedeon	11,269	2,252
India - 5.0%
Bharti Airtel, Ltd.	378,902	3,747
Canara Bank	239,433	2,496
Hero Motocorp, Ltd.	66,531	2,696
Larsen & Toubro, Ltd.	94,486	3,682
Oil & Natural Gas Corp., Ltd.	633,107	3,857
Ranbaxy Laboratories, Ltd.	212,668	2,599
Rural Electrification Corp., Ltd.	486,619	2,302
Indonesia - 0.8%
Telekomunikasi Indonesia PT ADR Λ	102,600	3,581
Korea, Republic of - 17.0%
Cheil Industries, Inc.	46,383	5,301
GS Engineering & Construction Corp.	38,911	4,392
Hana Financial Group, Inc.	146,260	5,736
Hyundai Motor Co.	24,126	5,378
KB Financial Group, Inc.	107,958	5,376
LG Chem, Ltd.	6,799	3,031
Lotte Shopping Co., Ltd.	5,839	2,523
Mirae Asset Securities Co., Ltd.	44,214	2,055
NCSoft Corp.	9,707	2,992
NHN Corp. ‡	16,520	3,291
POSCO	13,223	5,826
Samsung Card Co.	31,408	1,787
Samsung Electronics Co., Ltd.	24,712	19,782
Shinhan Financial Group Co., Ltd.	94,437	4,523
Luxembourg - 0.5%
Evraz Group SA GDR ‡	65,714	2,195
Malaysia - 3.1%
AMMB Holdings Bhd	1,009,800	2,208
Axiata Group Bhd	2,469,200	4,242
CIMB Group Holdings Bhd	1,117,200	3,113
Genting Bhd	1,039,500	3,790
Mauritius - 0.8%
Golden Agri-Resources, Ltd.	5,402,000	3,275
Mexico - 3.1%
America Movil SAB de CV - Series L ADR Λ	162,480	4,192
Fomento Economico Mexicano SAB de CV ADR	73,300	5,304
Wal-Mart de Mexico SAB de CV - Series V	1,422,000	3,927
Netherlands - 0.3%
X5 Retail Group NV GDR ‡	34,900	1,458
Philippines - 1.0%
Metropolitan Bank & Trust	734,540	1,341
Philippine Long Distance Telephone Co. ADR Λ	51,100	2,893
Philippine Long Distance Telephone Co.	3,375	192
Poland - 1.8%
Bank Pekao SA	56,813	3,253
Powszechny Zaklad Ubezpieczen SA	33,165	4,517
Russian Federation - 8.7%
Gazprom OAO ADR	966,387	14,065
Lukoil OAO ADR	81,970	5,504
Novolipetsk Steel OJSC GDR	59,600	2,235
Rosneft Oil Co. GDR	352,515	3,007
Sberbank of Russian Federation	2,716,376	9,947
Uralkali GDR	51,591	2,541
South Africa - 6.1%
AngloGold Ashanti, Ltd. ADR	139,300	5,842
Aspen Pharmacare Holdings, Ltd. ‡	103,680	1,292
Clicks Group, Ltd.	152,169	911
MTN Group, Ltd.	248,073	5,379
Naspers, Ltd. - Class N	39,273	2,105
Nedbank Group, Ltd.	203,958	4,288
Sasol, Ltd.	122,932	6,179

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Taiwan - 4.4%
Hon Hai Precision Industry Co., Ltd.	3,735,177	$10,660
Synnex Technology International Corp.	1,554,620	3,990
Taiwan Semiconductor Manufacturing Co., Ltd. ADR Λ	108,200	1,337
Taiwan Semiconductor Manufacturing Co., Ltd.	1,100,354	2,748
Thailand - 3.4%
Bangkok Bank PCL	965,300	5,632
CP ALL PCL	837,500	1,390
Kasikornbank PCL	788,000	3,752
PTT Chemical PCL	659,900	3,595
United States - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	43,900	2,325
Virgin Islands, British - 0.9%
Mail.ru Group, Ltd. GDR ‡	100,045	3,692

Total Common Stocks (cost $398,962)		406,500

INVESTMENT COMPANY - 0.4%
United States - 0.4%
Vanguard MSCI Emerging Markets ETF	39,200	1,896
Total Investment Company (cost $1,862)
SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.25%▲	11,042,052	11,042
Total Securities Lending Collateral (cost $11,042)

	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% ▲, dated 07/29/2011, to be repurchased at $7,340 on 08/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2038 - 05/15/2039, with a total value of $7,488.	$7,340	7,340

Total Repurchase Agreement (cost $7,340)
Total Investment Securities (cost $427,521) #		435,235
Other Assets and Liabilities - Net		(8,685)

Net Assets		$426,550

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Chilean Peso	(1,201,568)	03/19/2012	$(2,474)	$(80)
South African Rand	(22,607)	03/05/2012	(3,193)	(85)

				$(165)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Oil, Gas & Consumable Fuels	15.0%	$65,075
Commercial Banks	13.4	58,192
Metals & Mining	7.9	34,698
Wireless Telecommunication Services	6.5	28,168
Semiconductors & Semiconductor Equipment	5.5	23,867
Electronic Equipment & Instruments	4.5	19,602
Chemicals	4.4	19,536
Insurance	4.0	17,150
Internet Software & Services	3.6	15,547
Automobiles	2.4	10,657
Diversified Financial Services	2.3	10,246
Hotels, Restaurants & Leisure	2.2	9,533
Electric Utilities	2.1	9,266
Construction & Engineering	1.9	8,074
Personal Products	1.7	7,454
Multiline Retail	1.7	7,225
Transportation Infrastructure	1.6	7,012
Food & Staples Retailing	1.6	6,775
Pharmaceuticals	1.5	6,540
Diversified Telecommunication Services	1.4	6,162
IT Services	1.3	5,717
Beverages	1.3	5,706
Software	1.2	4,999
Food Products	1.0	4,136
Media	0.9	3,696
Airlines	0.7	3,193
Household Durables	0.6	2,672

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica WMC Emerging Markets
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value

Real Estate Management & Development	0.6%	$2,636
Marine	0.6	2,380
Health Care Providers & Services	0.5	2,104
Capital Markets	0.5	2,055
Emerging Market - Equity	0.4	1,896
Consumer Finance	0.4	1,787
Road & Rail	0.4	1,543
Diversified Consumer Services	0.2	1,003
Machinery	0.1	551

Investment Securities, at Value	95.8	416,853
Short-Term Investments	4.2	18,382

Total Investments	100.0%	$435,235

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 07/29/2011.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $10,771.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $427,521. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $27,153 and $19,439, respectively. Net unrealized appreciation for tax purposes is $7,714.
DEFINITIONS:
ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)

OJSC	Open Joint Stock Company
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011

Common Stocks	$119,815	$286,685	$—	$406,500
Investment Companies	1,896	—	—	1,896
Preferred Stocks	8,457	—	—	8,457
Repurchase Agreement	—	7,340	—	7,340
Securities Lending Collateral	11,042	—	—	11,042

Total	$141,210	$294,025	$—	$435,235

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2011

Forward Foreign Currency Contracts - Depreciation	$—	$(165)	$—	$(165)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2011 Form N-Q

Transamerica WMC Quality Value
SCHEDULE OF INVESTMENTS
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.4%
Aerospace & Defense - 2.6%
General Dynamics Corp.	202,800	$13,819
Honeywell International, Inc.	241,100	12,802
Northrop Grumman Corp.	165,000	9,984
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	284,100	19,665
Auto Components - 0.5%
Johnson Controls, Inc.	205,700	7,601
Beverages - 1.6%
PepsiCo, Inc.	340,100	21,780
Building Products - 0.4%
Masco Corp.	510,000	5,381
Capital Markets - 3.5%
Ameriprise Financial, Inc.	292,100	15,803
Goldman Sachs Group, Inc.	147,100	19,853
UBS AG ‡	772,800	12,736
Chemicals - 1.6%
Dow Chemical Co.	404,000	14,087
Praxair, Inc.	76,800	7,960
Commercial Banks - 7.4%
BB&T Corp.	702,000	18,027
M&T Bank Corp.	123,600	10,659
PNC Financial Services Group, Inc.	282,000	15,310
U.S. Bancorp	693,900	18,083
Wells Fargo & Co.	1,444,700	40,366
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	236,700	7,468
Waste Management, Inc.	302,300	9,519
Communications Equipment - 1.6%
Cisco Systems, Inc.	695,200	11,102
Qualcomm, Inc.	207,100	11,345
Containers & Packaging - 0.9%
Owens-Illinois, Inc. ‡	509,200	11,798
Diversified Financial Services - 4.7%
Bank of America Corp.	2,606,800	25,312
JPMorgan Chase & Co.	998,400	40,385
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	1,525,400	44,633
Electric Utilities - 1.5%
Exelon Corp.	480,700	21,184
Electrical Equipment - 1.1%
Cooper Industries PLC - Class A	283,100	14,809
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	257,400	19,918
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	468,000	17,012
Food Products - 1.3%
Unilever NV	542,500	17,620
Health Care Equipment & Supplies - 1.7%
Covidien PLC	141,100	7,166
Medtronic, Inc.	449,400	16,201
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. - Class A ‡	194,600	4,162
Cardinal Health, Inc.	402,800	17,627
Household Products - 2.9%
Colgate-Palmolive Co.	178,800	$15,087
Procter & Gamble Co.	401,850	24,711
Industrial Conglomerates - 3.0%
General Electric Co.	1,494,600	26,769
Siemens AG ADR	110,200	14,027
Insurance - 5.8%
ACE, Ltd.	328,000	21,969
Chubb Corp.	298,700	18,663
Hartford Financial Services Group, Inc.	342,600	8,024
MetLife, Inc.	559,000	23,036
RenaissanceRe Holdings, Ltd.	134,300	9,346
Internet Software & Services - 0.6%
eBay, Inc. ‡	267,900	8,774
IT Services - 4.1%
Accenture PLC - Class A	202,200	11,958
Automatic Data Processing, Inc.	212,400	10,936
International Business Machines Corp.	179,100	32,570
Leisure Equipment & Products - 1.0%
Mattel, Inc.	523,800	13,965
Machinery - 2.4%
Caterpillar, Inc.	60,600	5,987
Deere & Co.	193,600	15,199
Pentair, Inc.	332,000	12,221
Media - 2.4%
Comcast Corp. - Class A	1,079,300	25,924
Walt Disney Co.	182,000	7,029
Metals & Mining - 1.7%
Barrick Gold Corp.	161,700	7,692
Compass Minerals International, Inc.	89,300	7,031
Rio Tinto PLC ADR	129,200	9,171
Multiline Retail - 1.3%
Target Corp.	346,600	17,846
Multi-Utilities - 3.9%
Dominion Resources, Inc.	392,800	19,031
PG&E Corp.	338,025	14,004
Xcel Energy, Inc.	846,624	20,320
Oil, Gas & Consumable Fuels - 13.6%
Anadarko Petroleum Corp.	286,200	23,629
Chevron Corp.	604,800	62,910
Exxon Mobil Corp.	496,100	39,584
Occidental Petroleum Corp.	282,600	27,746
Petroleo Brasileiro SA ADR	546,900	18,578
Ultra Petroleum Corp. ‡	353,800	16,565
Pharmaceuticals - 9.6%
Eli Lilly & Co.	394,100	15,094
Johnson & Johnson	340,100	22,035
Merck & Co., Inc.	1,186,300	40,489
Pfizer, Inc.	2,237,900	43,058
Teva Pharmaceutical Industries, Ltd. ADR	294,500	13,735
Real Estate Investment Trusts - 0.8%
Duke Realty Corp.	819,600	11,507
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	157,600	3,519
Xilinx, Inc.	157,600	5,059

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Transamerica WMC Quality Value
SCHEDULE OF INVESTMENTS (continued)
At July 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software - 1.1%
Microsoft Corp.	561,800	$15,393
Specialty Retail - 1.8%
Lowe’s Cos., Inc.	638,000	13,768
Staples, Inc.	659,900	10,598
Tobacco - 1.1%
Philip Morris International, Inc.	219,425	15,616
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. ‡	811,000	3,431

Total Common Stocks (cost $1,330,589)		1,364,781

	Principal	Value

REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% ▲ , dated 07/29/2011, to be repurchased at $22,101 on 08/01/2011. Collateralized by U.S. Government Agency Obligations, 2.41% - 3.50%, due 04/01/2034 - 11/25/2038, with a total value of $22,543.	$22,101	22,101
Total Repurchase Agreement (cost $22,101)

Total Investment Securities (cost $1,352,690) #		1,386,882
Other Assets and Liabilities - Net		110

Net Assets		$1,386,992

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 07/29/2011.

#	Aggregate cost for federal income tax purposes is $1,352,690. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $75,180 and $40,988, respectively. Net unrealized appreciation for tax purposes is $34,192.
DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2011
Common Stocks	$1,241,588	$123,193	$—	$1,364,781
Repurchase Agreement	—	22,101	—	22,101

Total	$1,241,588	$145,294	$—	$1,386,882

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	July 31, 2011 Form N-Q

Notes to Schedules of Investments
At July 31, 2011
(unaudited)
Transamerica Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by Transamerica Funds (the “Funds”).
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica AEGON Money Market (“Money Market”) (formerly, Transamerica Money Market), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at July 31, 2011 are listed in the Schedules of Investments.
Option and swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of the Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.
The Funds write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they invest. The Funds purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Options are marked-to-market daily to reflect the current value of the option/swaption written. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.
The underlying face amounts of open option and swaption contracts at July 31, 2011 are listed in the Schedules of Investments.
Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The open futures contracts at July 31, 2011 are listed in the Schedules of Investments.
Swap agreements: Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available.

Transamerica Funds	Page 1	July 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At July 31, 2011
(unaudited)
Swap agreements (continued):
Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.
Certain funds sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.
Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of commodity-linked investments held by a Fund can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers which subjects a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments where by cash flows are exchanged based on the price of a commodity and in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, commodity, or bond, and in return receives a regular stream of payments.
Cross-currency swaps: The Funds are subject to foreign currency exchange rate risks in the normal course of pursuing their investment objectives. The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swaps are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Funds with cross-currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.
Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act.
Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Transamerica Funds	Page 2	July 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At July 31, 2011
(unaudited)
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Funds, with the exception of the Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds that participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Funds have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Funds held no unsecured loan participations at July 31, 2011.
Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury inflation-protected securities (“TIPS”): Certain funds invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at July 31, 2011 are listed in the Schedules of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.
The PIKs at July 31, 2011 are listed in the Schedules of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.
The value of loaned securities and related collateral outstanding at July 31, 2011 are shown in the Schedules of Investments.
Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Transamerica Funds	July 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At July 31, 2011
(unaudited)
Security valuations: All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Investment company: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	July 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At July 31, 2011
(unaudited)
Fair value measurements (continued):
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these intruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Funds must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Funds’ investments, at July 31, 2011, are disclosed in the Valuation Summary of the Funds’ Schedules of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended July 31, 2011.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of the Funds’ Schedules of Investments.

Transamerica Funds	July 31, 2011 Form N-Q

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)
By:	/s/ John K. Carter
Chief Executive Officer
Date: September 26, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment CompanyAct of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date: September 26, 2011

By:	/s/ Robert A. DeVault, Jr.
Principal Financial Officer
Date: September 26, 2011